As filed with the U.S. Securities and Exchange Commission on April 26, 2016
Registration No. 333-100567

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-5130
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 16 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 24 [X]
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
197 Clarendon Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on on May 2, 2016 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated May 2, 2016
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
Interests are made available under
Corporate VUL
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
500 Index B
Active Bond
All Cap Core
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Franklin Templeton Founding Allocation
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Core
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Stock Market Index
Ultra Short Term Bond
U.S. Equity
Utilities
Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
CVUL 03 5/2016

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This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus, the portfolios prospectuses, or the corresponding Statements of Additional Information.
The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information, which contains the audited financial statements for John Hancock NY and Separate Account B. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.
RISKS/BENEFITS SUMMARY
Benefits
Some of the benefits of purchasing the policy are described below. Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.
Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations on partial withdrawals. See “Policy Surrender and Partial Withdrawals” for further information.
Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.
Investment Options. In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.
Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and an additional policy rider. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.
Risks
Some of the risks of purchasing the policy are described below.
Fluctuating Investment Performance. Policy Value invested in a sub-account is not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the portfolio prospectuses. You should review these prospectuses carefully before allocating Policy Value to any sub-accounts.
Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the
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investment in the policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.
Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.
Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy in the first 10 years from the purchase of the policy or the effective date of a Face Amount increase. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.
Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.
FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Load Charge Imposed on Premium (Load)	Upon receipt of premium	2% of each premium paid
Maximum Sales Load Charge Imposed on Premium[1]	Upon receipt of premium	8% (Coverage Year 1)[2]
Maximum Surrender Charge (Load)[1]	Upon termination or reduction of any Coverage Amount that is subject to a surrender charge including surrender of the policy for its Net Cash Surrender Value, partial withdrawal in excess of the Free Withdrawal Amount, decrease in the Face Amount, or policy lapse.	5% (Coverage Year 1)[3]
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon transfer	Guaranteed $5.00
Current $0.00
Asset Allocation Rebalancer	Upon transfer	Guaranteed $15.00
Current $5.00

1 A policy is subject to either a Sales Charge or a Surrender Charge but not both. The policy indicates which charge is applicable.
2 The Sales Load Charge declines in subsequent Coverage Years as noted below:
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Coverage Year	Percentage
1	8.00%
2	6.00%
3	3.00%
4	2.00%
5	1.00%
6+	0.00%

3 The Surrender Charge declines in subsequent Policy Years as noted below:
Coverage Year	Percentage
1	5.00%
2	4.00%
3	3.00%
4	2.50%
5	2.00%
6	1.50%
7	1.00%
8	1.00%
9	0.50%
10+	0.00%
The surrender charge are a percentage of the sum of all premium payments attributed to a Coverage Amount in the first five Coverage Years.
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fees and expenses of the portfolios, the underlying variable investment options for your policy.
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Charges Other Than Those of the Portfolios
Charge	When Charge isDeducted	Amount Deducted
Cost of Insurance[1]	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative policy owner (a 45 year old non-smoking male) (rating classification is for short form underwriting)	Policy Subject to Sales Charge: The Cost of Insurance rate is $0.16 per month per $1,000 of the net amount at risk.
Policy Subject to Surrender Charge: The Cost of Insurance rate is $0.35 per month per $1,000 of the net amount at risk.
Cost of Insurance - Optional FTIO Rider (Flexible Term Insurance Option)[1]	Monthly	Minimum and Maximum Charges	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk
		Charge for a Representative policy owner (a 45 year old non-smoking male) rating classification is for short form underwriting)	The Cost of Insurance rate is $0.10 per month per $1,000 of the net amount at risk
Mortality and Expense Risk Fees	Monthly	0.04% (0.50% annually)[2]
Administration Fees	Monthly	$12 per Policy Month
Loan Interest Rate (Net)	Annually	0.75% [3]

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.
2 Currently the Company is charging the following rates:
Policy Year	Annual Rate
1-10	0.50%
11+	0.20%

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.44%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.33% and 1.52%, respectively.
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Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolios.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International, and American New World portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies are as described in the following table:
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Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	Declaration Management & Research LLC; and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
All Cap Core	QS Investors, LLC	To seek to provide long-term growth of capital.
Alpha Opportunities	Wellington Management Company, LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity-Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Franklin Templeton Founding Allocation	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
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Portfolio	Subadviser	Investment Objective
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Core	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide high total return.
International Equity Index B	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
U.S. Equity	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide long-term capital appreciation.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
POLICY SUMMARY
General
The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit percentage. The policy’s provisions may vary in some states. The terms of the policy and any endorsements or riders will supersede the disclosure in this prospectus.
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Death Benefits
The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.
Flexible Term Insurance Option. You may add a flexible term insurance option rider (the “FTIO Rider”) to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no Sales Loads or surrender charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured’s Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the “Scheduled Death Benefits”).
Death Benefit Options. There are two death benefit Options. Option 1 provides a death benefit equal to the Face Amount of the policy and the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a death benefit equal to the Face Amount and the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the death benefit Option and increase or decrease the Face Amount and Scheduled Death Benefits.
Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:
•	the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;
•	no additional premium payments will be accepted although loan repayments will be accepted;
•	no additional charges or deductions (described under “Charges and Deductions”) will be assessed;
•	interest on any Policy Debt will continue to accrue;
•	the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.
Premiums
Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see “Premium Payments—Premium Limitations”). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.
Policy Value
The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.
Policy Loans
You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured’s death or upon surrender.
Surrender and Partial Withdrawals
You may make a partial withdrawal of Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits and assessment of a portion of the surrender charge. You may surrender the policy for its Net Cash Surrender Value at any time.
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Lapse and Reinstatement
A policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under “Reinstatement.”
The policy differs in two important ways from a conventional life insurance policy. First, failure to make planned premium payments will not itself cause the policy to lapse. Second, the policy can lapse even if planned premiums have been paid.
Charges and Deductions
We assess charges and deductions in connection with the policy, in the form of monthly deductions for the cost of insurance and administrative expenses, charges assessed daily against amounts in the Investment Accounts and loads deducted from premiums paid.
For more information, please refer to the prospectus for the underlying portfolio.
Sales Load or Surrender Charge. You may choose Coverage Amounts with one of two alternative charge structures representing different ways to cover a portion of our marketing and distribution costs. Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures.
Sales Load coverage features a load deducted immediately from premiums paid and no surrender charge. Surrender Charge coverage features no added sales load with surrender charges assessed upon early surrender, lapse, partial withdrawal or coverage decrease. Current cost of insurance charges in early years are higher for Surrender Charge coverage.
Reduction in Charges and Enhancement of Surrender Values. The policy is designed for employers and other sponsoring organizations that may purchases multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we may offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policyholders.
Investment Options and Investment Subadvisers
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.
The portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated portfolios.
Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and © foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.
Description of John Hancock (USA)
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its
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subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account N
The investment accounts shown on page 1 are in fact subaccounts of the John Hancock Life Insurance Company (U.S.A.) Separate Account N, a separate account operated by us under Michigan law. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA's other assets. John Hancock USA is obligated to pay all amounts promised to policy owners under the policies.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
ISSUING A POLICY
Use of the Policy
The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.
Requirements
To purchase a policy, an applicant must submit a completed application. A policy will not be issued until the underwriting process is completed to our satisfaction and we approve issuance of the policy.
Policies may be issued on a basis that does not distinguish between the Life Insured’s sex and/or smoking status, with prior approval from us. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80. Each policy has a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are measured. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see “Backdating a Policy”). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are measured.
If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.
Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be
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allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see “Right to Examine the Policy”).
Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000 at all times.
Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.
Temporary Insurance Agreement
Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.
Underwriting
The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.
Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of Short Form underwriting depends on characteristics of the Case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.
Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of Simplified underwriting and the nature of the requirements will depend on characteristics of the Case and the proposed lives to be insured.
Regular (Medical) Underwriting. Where Short Form or Simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.
Right to Examine the Policy
A policy may be returned for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the John Hancock USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at the Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including fees and expenses of the portfolios, minus any partial withdrawals and policy loans.
Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.
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If you request a Face Amount increase that results in new surrender charge or sales loads, you will have the same rights described above to cancel the increase. If canceled, the premiums paid during this right to examine period will be refunded, and the Policy Value and surrender charge or sales loads will be recalculated to be as they would have been had the premiums not been paid.
We reserve the right to delay the refund of any premium paid by check until the check has cleared.
(Applicable to Residents of California Only)
Residents in California age 60 and greater may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company’s agent who sold it or to the Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including fees and expenses of the portfolios; minus any partial withdrawals and policy loans.
Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or © in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market investment option.
Life Insurance Qualification
A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, you must choose either the Cash Value Accumulation Test (“CVA Test”) or the Guideline Premium Test (“GP Test”) and the test cannot be changed once the policy is issued.
Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.
Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.
Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit Option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.
DEATH BENEFITS
If the policy is in force at the time of the Life Insured’s death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured’s entire lifetime and there is no specified maturity or expiration date.
Insurance benefits are only payable when we receive due proof of death at the Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.
The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.
Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The Policy’s Minimum Death Benefit ensures that these requirements are met by providing that
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the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.
Table of Minimum Death Benefit Percentages.
Age	GP Test Percent	Male	CVA Test Female	Unisex
20	250%	653%	779%	67.4%
21	250%	634%	754%	654%
22	250%	615%	730%	635%
23	250%	597%	706%	616%
24	250%	580%	684%	598%
25	250%	562%	662%	579%
26	250%	545%	640%	561%
27	250%	528%	619%	544%
28	250%	511%	599%	526%
29	250%	494%	580%	509%
30	250%	479%	561%	493%
31	250%	463%	542%	477%
32	250%	448%	525%	461%
33	250%	433%	507%	446%
34	250%	419%	491%	432%
35	250%	406%	475%	418%
36	250%	392%	459%	404%
37	250%	380%	444%	391%
38	250%	367%	430%	378%
39	250%	356%	416%	366%
40	250%	344%	403%	355%
41	243%	333%	390%	343%
42	236%	323%	378%	333%
43	229%	313%	366%	322%
44	222%	303%	355%	312%
45	215%	294%	344%	303%
46	209%	285%	333%	294%
47	203%	277%	323%	285%
48	197%	268%	313%	276%
49	191%	260%	304%	268%
50	185%	253%	295%	260%
51	178%	245%	286%	253%
52	171%	238%	278%	245%
53	164%	232%	270%	238%
54	157%	225%	262%	232%
55	150%	219%	254%	225%
56	146%	213%	247%	219%
57	142%	207%	240%	213%
58	138%	202%	233%	208%
59	134%	197%	227%	202%
Age	GP Test Percent	Male	CVA Test Female	Unisex
60	130%	192%	221%	197%
61	128%	187%	214%	192%
62	126%	182%	208%	187%
63	124%	178%	203%	183%
64	122%	174%	197%	178%
65	120%	170%	192%	174%
66	119%	166%	187%	170%
67	118%	162%	182%	166%
68	117%	159%	177%	162%
69	116%	155%	173%	159%
70	115%	152%	169%	156%
71	113%	149%	164%	152%
72	111%	146%	160%	149%
73	109%	144%	156%	146%
74	107%	141%	153%	144%
75	105%	139%	149%	141%
76	105%	136%	146%	139%
77	105%	134%	143%	136%
78	105%	132%	140%	134%
79	105%	130%	138%	132%
80	105%	129%	135%	130%
81	105%	127%	133%	128%
82	105%	125%	130%	127%
83	105%	124%	128%	125%
84	105%	122%	126%	123%
85	105%	121%	124%	122%
86	105%	120%	123%	121%
87	105%	119%	121%	119%
88	105%	118%	119%	118%
89	105%	116%	118%	117%
90	105%	116%	117%	116%
91	104%	115%	115%	115%
92	103%	114%	114%	114%
93	102%	112%	113%	113%
94	101%	111%	112%	111%
95	100%	110%	110%	110%
96	100%	109%	109%	109%
97	100%	107%	107%	107%
98	100%	106%	106%	106%
99	100%	105%	105%	105%
100+	100%	100%	100%	100%

Flexible Term Insurance Option Rider
You may add the FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the policy. The Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.
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You may schedule the death benefit amounts that will apply at specified times (the “Scheduled Death Benefits”). Scheduled Death Benefits may be constant or varying from time to time. The Death Benefit Schedule will be shown in the policy.
The Term Insurance Benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:
(a) the Scheduled Death Benefit for the Policy Month, and
(b) the Face Amount of the policy or, if greater, the policy’s Minimum Death Benefit
Even if the Term Insurance Benefit may be zero in a Policy Month, the Rider will not terminate.
Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive’s salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a death benefit Schedule as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	105,000
3	110,250
4	115,763
5	121,551
6	127,628
7	134,010
8	140,710
9	147,746
10+	155,133
The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:
Policy Year	Total Death Benefit	Face Amount	Flexible Term Insurance Amount
1	100,000	100000	0
2	105,000	100000	5,000
3	110,250	100000	10,250
4	115,763	100000	15,763
5	121,551	100000	21,551
6	127,628	100000	27,628
7	134,010	100000	34,010
8	140,710	100000	40,710
9	147,746	100000	47,746
10	155,133	100000	55,133
Death Benefit Options
You may choose either of two death benefit Options:
Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.
Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.
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Changing the Death Benefit Option
You may change the death benefit Option at any time. The change will take effect at the beginning of the next Policy Month that is at least 30 days after your written request is received at the Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
A change in the death benefit Option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:
•	Change from Option 1 to Option 2. The new Face Amount will be the Face Amount prior to the change less the Policy Value on the date of the change.
•	The Scheduled Death benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.
•	Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in Coverage Amounts equals the decrease in Face Amount.
•	surrender charge will not be assessed for reductions that are solely due to a change in the death benefit Option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 1, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit Option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value) and the Death Benefit Schedule after the change will become:
Policy Year	Scheduled Death Benefit
3	140,000
4	165,000
5+	190,000
Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change.)
The resulting Face Amount increase will be added to the first Coverage Amount listed in the policy.
The Annual Premium Target for this Coverage Amount will not be increased and new surrender charge or Sales Loads will not apply, however, for an increase solely due to a change in the death benefit Option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit Option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Death Benefit Schedule after the change will become:
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Policy Year	Scheduled Death Benefit
3	160,000
4	185,000
5+	210,000
Changing the Face Amount and Scheduled Death Benefits
•	At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
•	Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured’s insurability.
•	Increases will take effect at the beginning of the next Policy Month after we approve the request.
•	We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured’s Attained Age or other factors.
•	If the Face Amount is increased (other than as required by a death benefit Option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.
New Surrender Charges or Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:
•	First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.
•	Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new surrender charge or Sales Loads. Any new Coverage Amount will be based on the Life Insured’s Attained Age and other relevant factors on the effective date of the increase.
Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in surrender charge or Sales Loads (see “Charges and Deductions—Attribution of Premiums”).
Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next policy Month which is at least 30 days after your written request is received at the Service Office.
•	If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.
•	If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.
•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy. surrender charge may be assessed (see “Charges and Deductions—Sales Load or Surrender Charge”).
Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:
(a)  is the partial withdrawal amount plus any applicable Surrender Charge and
(b)  is the excess, if any, of the policy’s Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.
Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal are subject to the following conditions:
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•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
•	All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.
•	A Face Amount decrease due to a partial withdrawal will not incur any Surrender Charge in addition to that applicable to the partial withdrawal (see “Charges and Deductions—Sales Load or Surrender Charge”).
Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Death Benefit Schedule as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
Assume the following policy activity:
Activity	Effect on Policy	Change in Benefit Schedule
In Policy Year 2, the Face Amount is reduced to $80,000.	The initial Coverage amount is reduced to $80,000.	Policy Year	Scheduled Death Benefit
		2	105,000
		3	130,000
		4	155,000
		5+	180,000
In Policy Year 3, the Face Amount is increased to $120,000	The initial Coverage Amount (which earlier was reduced to $80,000) is restored to its original level of $100,000. A new Coverage Amount for $20,000 is added to the policy. This new coverage amount will have its own Annual Premium Target, and if applicable, its own Sales Load or surrender charge. A portion of the future premiums paid will be attributed to this Coverage Amount to determine the amount of the Sales Load or Surrender Charge.	Policy Year	Scheduled Death Benefit
		3	170,000
		4	195,000
		5+	220,000
In Policy Year 4, a Partial Withdrawal of $30,000 is made.	The Face Amount is reduced to $90,000. The most recent Coverage Amount of $20,000 is reduced to $0, and the initial Coverage Amount is reduced to $90,000.	Policy Year	Scheduled Death Benefit
		4	165,000
		5	190,000
Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how
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these factors affect Policy Value see the “Risks/Benefits Summary.” These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.
PREMIUM PAYMENTS
Initial Premiums
No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market Trust.
On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see “Right to Examine the Policy”).
Subsequent Premiums
After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below. A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.
Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.
Premium Limitations
If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned.
If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.
Premium Allocation
You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at the Service Office.
CHARGES AND DEDUCTIONS
Premium Load
We will deduct a Premium Load as a percentage of each premium payment that is guaranteed never to exceed 2.0%. Currently, we waive this load in Policy Years 11 and later and charge 0%.
The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.
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Sales Load or Surrender Charge
Each Coverage Amount listed in the policy is designated as having either a Sales Load or Surrender Charge. One or the other of these charges will apply to a Coverage Amount, but not both. This designation cannot be changed after a Coverage Amount is effective and, currently, the same alternative must apply to all Coverage Amounts.
Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures. Current cost of insurance rates in early Policy Years will be higher for the Surrender Charge alternative.
The Sales Load or Surrender Charge is intended to cover a portion of our costs of marketing and distributing the policies.
Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured’s Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.
Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.
Sales Load. We deduct a Sales Load from all premium amounts attributed to a Coverage Amount designated as having a Sales Load. The Sales Load is a percentage of premiums guaranteed never to exceed the percentages below.
Currently we are charging these percentages.
Coverage Year	Percentage	Coverage Year	Percentage
1	8%	4	2%
2	6%	5	1%
3	3%	6+	0%
Surrender Charge. We will deduct a Surrender Charge from the Net Policy Value upon elimination or reduction of a Coverage Amount designated as having a Surrender Charge during the first 9 Coverage Years. Coverage Amounts may be eliminated or reduced and a Surrender Charge assessed due to:
•	surrender of the policy for its Net Cash Surrender Value,
•	a partial withdrawal which exceeds the Free Partial Withdrawal Amount,
•	a Face Amount decrease that is not solely due to a death benefit Option change, or
•	lapse of the policy.
The Surrender Charge for an applicable Coverage Amount is a percentage of the sum of all premiums attributed to it since its effective date. Surrender Charge percentages are guaranteed never to exceed those below. Currently, we are charging these percentages:
Coverage Year	Percentage	Coverage Year	Percentage
1	5.0%	6	1.5%
2	4.0%	7	1.0%
3	3.0%	8	1.0%
4	2.5%	9	0.5%
5	2.0%	10+	0.0%
Although the Surrender Charge percentages remain level or decrease as the Coverage Year increases, the total dollar amount of surrender charge may increase, as the total premium paid increases. Premiums paid in any Coverage Year in excess of the Annual Premium Target and premiums paid after the fifth Coverage Year may not add to the Surrender Charge, so the timing of premium payments may affect the amount of the Surrender Charge.
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Depending upon circumstances such as premiums paid and performance of the underlying investment options, there may be a Policy Value but no Cash Surrender Value available due to the existence of the Surrender Charge.
Unless otherwise allowed by us and specified by you, surrender charge will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Surrender Charges on a Partial Withdrawal. We will assess a portion of the Surrender Charge if you take a partial withdrawal that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is 10% of the Net Cash Surrender Value at the time of the withdrawal less the amount of any partial withdrawals already taken in the same Policy Year.
The portion of the policy’s total Surrender Charge that will be assessed is the ratio of (a) to (b), where (a) is the amount being withdrawn in excess of the Free Withdrawal Amount and (b) is the Net Cash Surrender Value immediately prior to the withdrawal. The remaining surrender charge for all Coverage Amounts will be reduced in the same proportion that the Surrender Charge assessed bears to the policy’s total Surrender Charge immediately prior to the partial withdrawal.
Surrender Charges on a Face Amount Decrease. We will assess a portion of the Surrender Charge upon a Face Amount decrease that is not required due to a death benefit Option change or partial withdrawal. For each Coverage Amount that is reduced or eliminated as a result of the decrease, we will assess a portion of any applicable Surrender Charge. The proportion of the Surrender Charge that is assessed will be the ratio of amount by which the Coverage Amount is reduced to the Coverage Amount prior to reduction. The remaining surrender charge for affected Coverage Amounts will be reduced by the same ratio.
Monthly Deductions
On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy’s Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.
Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.
Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to the Company and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.
Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where
(a) is the applicable death benefit amount on the first day of the Policy Month, divided by 1.0024663; and
(b) is the Policy Value attributed to that death benefit amount on the first day of the Policy Month.
Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.
Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).
Attribution of Policy Value to Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.
Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:
•	Coverage Amounts having Sales Loads,
•	Coverage Amounts having surrender charge, and
•	The excess of the death benefit over the Face Amount, including any Term Insurance Benefit under the FTIO Rider.
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The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:
•	the cost of insurance rate basis for the applicable death benefit amount,
•	the Life Insured’s Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,
•	the underwriting class of the applicable death benefit amount,
•	the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,
•	any extra charges for substandard ratings, as stated in the policy.
Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.
Cost of insurance rates will generally increase with the Life Insured’s age and the Coverage Year.
Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.
Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are the based on 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.
Asset Based Risk Charge Deducted from Investment Accounts
We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy.
The charge is a percentage of amounts in the Investment Accounts, which will reduce Unit Values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:
PolicyYear	Annual Rate
1-10	0.50%
11+	0.25%
Reduction in Charges and Enhanced Surrender Values
The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.
COMPANY TAX CONSIDERATIONS
Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to such Account or to the policy. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determines to be attributable to the Separate Account or to the policy.
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POLICY VALUE
Determination of the Policy Value
A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.
The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Risks/Benefits Summary.”
Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy times the value of such units.
Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. See “The General Account—Fixed Account”.
Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA that is lower than the loan interest rate charged on Policy Debt. See “Policy Loans— Loan Account”.
Units and Unit Values
Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.
Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.
Unit Values. For each Business Day the unit value for a sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for that sub-account on such subsequent Business Day.
The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:
(a)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;
(b)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and
(c)  is a charge not exceeding the daily mortality and expense risk charge shown in the “Charges and Deductions— Asset Based Risk Charge Deducted from Investment Accounts” section.
The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.
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Transfers of Policy Value
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, (iii) restricting transfers into and out of certain investment options, (iv) restricting the method used to submit transfers, and (v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value in all variable investment options is transferred to the Money Market portfolio. If such a transfer to the Money Market investment portfolio is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
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Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
Transfers Involving Fixed Account.
While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:
•	within eighteen months after the Issue Date; or
•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or
•	within 60 days of the date of notification of such change, whichever is later.
Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.
The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000, 15% of the Fixed Account value at the previous Policy Anniversary, or the amount transferred out of the Fixed Account during the previous policy year. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.
Telephone Transfers. Transfer requests must be in writing in a form satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.
POLICY LOANS
At any time while the policy is in force, you may borrow against the Policy Value. The policy is the only security for the loan. policy loans may have tax consequences. See “Tax Treatment of Policy Benefits—Policy Loan Interest.”
A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.
Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the Policy’s Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.
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Interest Charged on Policy Loans
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.
Loan Account
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the Accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.
Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.
Currently we credit loan interest rates which vary by Policy Year as follows:
Policy Years	Current Loan Interest Credited Rates	Excess of Loan Interest Charged Rate
1-10	3.25%	0.75%
11+	3.75%	0.25%
Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.
Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.
POLICY SURRENDER AND PARTIAL WITHDRAWALS
Policy Surrender
A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charge, monthly deductions due and Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at the Service Office. When a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.
Partial Withdrawals
You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Surrender Charges may be assessed on a Partial Withdrawal. See “Charges and Deductions—Surrender Charges.” The death benefit may be reduced as a result of a Partial Withdrawal. See “Death Benefits—Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal”.
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LAPSE AND REINSTATEMENT
Lapse
A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under “Tax Considerations—Tax Treatment of Policy Benefits—Surrender or Lapse.” We will notify you of the default and will allow you a 61-day grace period in which to make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.
Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.
Reinstatement
You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:
•	The policy must not have been surrendered for its Net Cash Surrender Value;
•	Evidence of the Life Insured’s insurability satisfactory to us must be provided; and
•	A premium equal to the payment required during the grace period following default to keep the policy in force is paid.
THE GENERAL ACCOUNT
The general account of John Hancock USA consists of all assets owned by us other than those in the Separate Account and other Separate Accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.
By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Fixed Account
You may allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.
Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:
•	the portion of the Net Premiums allocated to it; plus
•	any amounts transferred to it; plus
•	interest credited to it; less
•	any charges deducted from it; less
•	any partial withdrawals from it; less
•	any amounts transferred from it.
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Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.
OTHER PROVISIONS OF THE POLICY
Policy Owner Rights
Unless otherwise restricted by a separate agreement, you may:
•	Vary the premiums paid under the policy.
•	Change the death benefit Option.
•	Change the premium allocation for future premiums.
•	Transfer amounts between sub-accounts.
•	Take loans and/or partial withdrawals.
•	Surrender the contract.
•	Transfer ownership to a new owner.
•	Name a contingent owner that will automatically become owner if you die before the Life Insured.
•	Change or revoke a contingent owner.
•	Change or revoke a beneficiary.
Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at the Service Office. We assume no responsibility for the validity or effects of any assignment.
Beneficiary
You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes—primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured’s lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.
Incontestability
We will not contest the validity of a policy after it has been in force during the Life Insured’s lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured’s lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.
Misstatement of Age or Sex
If the Life Insured’s stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.
Suicide Exclusion
If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two
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years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived.
Supplementary Benefits
Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see “Death Benefits—Flexible term Insurance Option Rider”) and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of FTIO Rider (see “Charges and Deductions—Monthly Deductions”).
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
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We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
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Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
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•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
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Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy.
OTHER INFORMATION
Payment of Proceeds
As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at the Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum.
We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.
Reports to Policyholders
Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:
•	the amount of death benefit;
•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;
•	the value of the units in each Investment Account to which the Policy Value is allocated;
•	the Policy Debt and any loan interest charged since the last report;
•	the premiums paid and other policy transactions made during the period since the last report; and
•	any other information required by law.
You will also be sent an annual and a semi-annual report for the portfolios, which will include a list of the securities, held in each portfolio as required by the 1940 Act.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate, Signator Investors, Inc., is one such broker-dealer. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to
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help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer, Signator Investors, Inc., may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 15% of the target premium paid in the first policy year, 9.0% of the target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
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Responsibilities of John Hancock USA
John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.
Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.
Voting Rights
As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.
The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.
John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.
Substitution of Portfolio Shares
It is possible that in the judgment of the Company, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.
John Hancock USA also reserves the right (i) to combine other Separate Accounts with the Separate Account, (ii) to create new Separate Accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another Separate Account and from another Separate Account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.
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Records and Accounts
Our Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to a third party administrator.
All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.
State Regulation
John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.
John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, and for each of the two years in the period ended December 31, 2015, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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APPENDIX A: DEFINITIONS
Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Surrender Charge or Sales Load calculations.
Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.
Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.
Case: is a group of Policies insuring individual lives with common employment or other relationship, independent of the Policies.
Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.
Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.
Coverage Year: is a one-year period beginning on a Coverage Amount’s effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy’s Effective Date, the Coverage Year is the same as the Policy Year.
Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.
Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.
Issue Age: is the Life Insured’s age on the birthday closest to the Policy Date.
Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.
Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.
Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt. Net Policy Value: is the Policy Value less the value in the Loan Account. Net Premium: is the premium paid less the Premium Load and Sales Load.
Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.
Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.
Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.
Service Office: is PO Box 192, Boston, MA 02117 or such other address as we specify to you by written notice.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-5130—1933 Act File No. 333-100567

Statement of Additional Information
dated May 2, 2016
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office - Specialty Products by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Registrant” or “Separate Account”), is a separate account established by the Depositor under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, and for each of the two years in the period ended December 31, 2015, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policies.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH
2

Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210, and it also maintains offices with us at 197 Clarendon Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate Signator Investors, Inc. is one such broker-dealer.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2015, 2014, and 2013 was $120,545,566, 132,392,739, and $119,574,297, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Our affiliated broker-dealer, Signator Investors, Inc., may pay its respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
333-100567
333-126668
333-152409
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors and Shareholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, to meet the requirements of Michigan the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

F-1

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 5, 2016

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2015	2014

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,463	$49,226
Stocks:
Preferred stocks	23	26
Common stocks	658	477
Investments in affiliates	3,205	2,911
Mortgage loans on real estate	10,475	11,519
Real estate:
Company occupied	299	300
Investment properties	6,487	5,203
Cash, cash equivalents and short-term investments	4,528	7,702
Policy loans	3,718	5,039
Derivatives	11,001	10,458
Receivable for collateral on derivatives	26	400
Receivable for securities	5	10
Other invested assets	5,618	5,978

Total cash and invested assets	90,506	99,249
Investment income due and accrued	758	887
Premiums due and deferred	303	388
Amounts recoverable from reinsurers	162	196
Funds held by or deposited with reinsured companies	3,660	1,958
Other reinsurance receivable	670	439
Amounts due from affiliates	304	247
Other assets	1,755	2,364
Assets held in separate accounts	129,725	140,164

Total admitted assets	$227,843	$245,892

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS – (CONTINUED)

	December 31,
	2015	2014

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$66,516	$69,184
Policyholders’ and beneficiaries funds	2,624	3,834
Consumer notes	265	411
Dividends payable to policyholders	428	574
Policy benefits in process of payment	499	556
Other amount payable on reinsurance	480	1,039
Other policy obligations	68	78

Total policy and contract obligations	70,880	75,676
Payable to parent and affiliates	1,816	3,073
Transfers to (from) separate account, net	(540)	(1,390)
Asset valuation reserve	1,844	1,927
Reinsurance in unauthorized companies	3	3
Funds withheld from unauthorized reinsurers	7,784	8,873
Interest maintenance reserve	1,630	1,745
Net deferred tax liability	387	456
Derivatives	6,094	5,229
Payables for collateral on derivatives	1,640	2,939
Payables for securities	42	26
Other general account obligations	1,094	1,843
Obligations related to separate accounts	129,725	140,164

Total liabilities	222,399	240,564

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2015 and 2014)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2015 and 2014)	5	5
Paid-in surplus	3,196	3,196
Surplus notes	990	990
Unassigned surplus	1,253	1,137

Total capital and surplus	5,444	5,328

Total liabilities and capital and surplus	$227,843	$245,892

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$16,323	$12,738	$12,882
Consideration for supplementary contracts with life contingencies	140	183	266
Net investment income	4,387	4,297	4,551
Amortization of interest maintenance reserve	181	176	183
Commissions and expense allowance on reinsurance ceded	1,040	817	1,224
Reserve adjustment on reinsurance ceded	(16,494)	(10,652)	(9,775)
Separate account administrative and contract fees	1,786	1,841	1,848
Other revenue	415	467	188

Total premiums and other revenues	7,778	9,867	11,367

Benefits paid or provided:
Death, surrender and other contract benefits, net	9,762	9,064	7,710
Annuity benefits	1,796	1,733	1,784
Disability and long-term care benefits	647	584	542
Interest and adjustments on policy or deposit-type funds	91	125	132
Payments on supplementary contracts with life contingencies	179	170	159
Increase (decrease) in life and long-term care reserves	(2,506)	2,161	1,017

Total benefits paid or provided	9,969	13,837	11,344

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,289	1,203	1,360
General expenses	960	972	1,092
Insurance taxes, licenses and fees	145	138	150
Net transfers to (from) separate accounts	(6,554)	(8,229)	(6,388)
Investment income ceded	2,465	4,954	(1,356)
Other deductions	(160)	21	14

Total insurance expenses and other deductions	(1,855)	(941)	(5,128)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	(336)	(3,029)	5,151
Dividends to policyholders	(36)	77	81

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(300)	(3,106)	5,070
Federal income tax expense (benefit)	(778)	(716)	262

Income (loss) from operations before net realized capital gains (losses)	478	(2,390)	4,808

Net realized capital gains (losses)	216	(74)	(1,793)

Net income (loss)	$694	$(2,464)	$3,015

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2013	$5	$3,196	$990	$1,603	$5,794
Net income (loss)				3,015	3,015
Change in net unrealized capital gains (losses)				(1,455)	(1,455)
Change in net deferred income tax				(347)	(347)
Decrease (increase) in non-admitted assets				(12)	(12)
Change in liability for reinsurance in unauthorized reinsurance				-	-
Decrease (increase) in asset valuation reserves				(180)	(180)
Dividend paid to Parent				(300)	(300)
Change in surplus as a result of reinsurance				(573)	(573)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2013	5	3,196	990	1,618	5,809

Net income (loss)				(2,464)	(2,464)
Change in net unrealized capital gains (losses)				2,389	2,389
Change in net deferred income tax				973	973
Decrease (increase) in non-admitted assets				56	56
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				(553)	(553)
Dividend paid to Parent				(500)	(500)
Change in surplus as a result of reinsurance				(252)	(252)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2014	5	3,196	990	1,137	5,328

Net income (loss)				694	694
Change in net unrealized capital gains (losses)				(394)	(394)
Change in net deferred income tax				(158)	(158)
Decrease (increase) in non-admitted assets				(43)	(43)
Change in liability for reinsurance in unauthorized reinsurance				-	-
Decrease (increase) in asset valuation reserves				83	83
Dividend paid to Parent				(210)	(210)
Change in surplus as a result of reinsurance				107	107
Other adjustments, net			-	37	37

Balances at December 31, 2015	$5	$3,196	$990	$1,253	$5,444

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$19,961	$12,924	$13,205
Net investment income received	4,600	4,399	4,635
Separate account fees	1,786	1,841	1,848
Commissions and expenses allowance on reinsurance ceded	1,040	817	1,224
Miscellaneous income	2,852	450	(172)
Benefits and losses paid	(29,836)	(21,960)	(20,462)
Net transfers from (to) separate accounts	7,404	8,206	6,493
Commissions and expenses (paid) recovered	(5,153)	(7,147)	(1,572)
Dividends paid to policyholders	(250)	(89)	(91)
Federal and foreign income and capital gain taxes (paid) recovered	847	(382)	(1,195)

Net cash provided by (used in) operating activities	3,251	(941)	3,913

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	19,217	20,471	19,130
Stocks	190	130	149
Mortgage loans on real estate	1,834	1,789	1,660
Real estate	8	1,053	22
Other invested assets	955	941	498
Derivatives	32	-	-
Net gains (losses) on cash, cash equivalents and short term investments	(9)	3	(2)

Total investment proceeds	22,227	24,387	21,457

Cost of investments acquired:
Bonds	19,734	21,430	17,853
Stocks	848	234	78
Mortgage loans on real estate	1,715	1,088	1,813
Real estate	1,155	539	743
Other invested assets	905	1,281	882
Derivatives	-	739	1,916

Total cost of investments acquired	24,357	25,311	23,285
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	904	(1,729)	1,197
Net increase (decrease) in policy loans	56	(150)	140

Net cash provided by (used in) investment activities	(3,090)	955	(3,165)

Financing and miscellaneous activities
Borrowed funds	(276)	(232)	(48)
Net deposits (withdrawals) on deposit-type contracts	(333)	(85)	(134)
Dividend paid to Parent	(210)	(500)	(300)
Repurchase agreements	-	-	(437)
Other cash provided (applied)	(2,516)	3,756	14

Net cash provided by (used in) financing and miscellaneous activities	(3,335)	2,939	(905)

Net increase (decrease) in cash, cash equivalents and short-term investments	(3,174)	2,953	(157)
Cash, cash equivalents and short-term investments at beginning of year	7,702	4,749	4,906

Cash, cash equivalents and short-term investments at end of year	$4,528	$7,702	$4,749

Non-cash investing activities during the year:
Premium, deposit type contracts and other operating activity for New York Life (NYL) reinsurance transaction and other transactions, net	$8,357	$-	$-
Transfer of invested assets for NYL reinsurance transaction and other affiliates, net	(8,357)	-	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. In 2013, the Company discontinued sales of its structured settlements and single premium immediate annuity products. The Company is licensed to sell insurance in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”).

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying equity, plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds and common and preferred stocks is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company-owned properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability corporations (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding EDP equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2015, 2014 and 2013, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally furniture and equipment, past due agents’ balances, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of asset adequacy testing indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. This includes asset adequacy testing required under NAIC Actuarial Guideline 38 Section 8D (“AG 38 8D”). The Company recorded gross reserves of $791 million and $641 million for the calculation required under AG 38 8D, of which $465 million and $446 million was ceded to Manulife Reinsurance Limited (“MRL”) under an existing coinsurance transaction at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, the Company held reserves of $920 million and $1,030 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary and American Experience Mortality Tables. Methods used include the net level premium method principally for policies issued prior to 1978, a modified preliminary term method, and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the 2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2015 or 2014. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statements of Operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 15% and 26% of the Company’s aggregate reserve for life contracts at December 31, 2015 and 2014. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Closed Blocks Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.
Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, guaranteed interest, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest, term certain supplementary contracts, and funding agreements, consist of the entire premium received. Premiums received for annuity policies, guaranteed interest, funding agreements, variable universal life, and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2015 and 2014, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In December 2014, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 40R, Real Estate Investments (“SSAP 40R”) which became effective January 1, 2015 allowing real estate property investments that are wholly-owned by a LLC that are directly and wholly-owned by the reporting entity to be reported as real estate. For these investments previously reported within SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP 48”), and owned as of the effective date, the Company recorded a $248 million reduction in other invested assets, and a corresponding increase in real estate investment property holdings.

Future Adoption of New Accounting Standards

As of December 31, 2015, there were no pending new accounting standards that would have a material impact on the Company’s Balance Sheet or Statement of Operations.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2015, 2014 and 2013.

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
U.S. government and agencies	$5,378	$348	$(46)	$5,680
States and political subdivisions	2,666	435	(11)	3,090
Foreign governments	2,737	201	(16)	2,922
Corporate bonds	27,480	1,935	(655)	28,760
Mortgage-backed and asset-backed securities	6,202	389	(93)	6,498

Total bonds	$44,463	$3,308	$(821)	$46,950

December 31, 2014:
U.S. government and agencies	$5,420	$863	$(1)	$6,282
States and political subdivisions	2,842	606	—	3,448
Foreign governments	2,849	205	(10)	3,044
Corporate bonds	31,347	3,633	(140)	34,840
Mortgage-backed and asset-backed securities	6,768	618	(49)	7,337

Total bonds	$49,226	$5,925	$(200)	$54,951

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2015, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$747	$760
Due after one year through five years	5,659	5,764
Due after five years through ten years	6,962	7,010
Due after ten years	24,893	26,918
Mortgage-backed and asset-backed securities	6,202	6,498

Total	$44,463	$46,950

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

	December 31,
	2015	2014

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$244	$125
Bonds pledged in support of exchange-traded futures	609	498
Bonds and cash pledged in support of cleared interest rate swaps	120	551

Total fair value	$973	$1,174

At carrying value:
Bonds on deposit with government authorities	$16	$16
Mortgage loans pledged in support of real estate	17	45
Bonds held in trust	92	132
Pledged collateral under reinsurance agreements	3,407	2,800

Total carrying value	$3,532	$2,993

At December 31, 2015 and 2014, the Company held below investment grade corporate bonds of $2,047 million and $2,096 million, with an aggregate fair value of $1,990 million and $2,197 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between amortized cost and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Present Value (PV) of Cash Flows (CF) less than Book Value (BV), is as follows:

	December 31, 2015
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CFs less than BV	$8	$-	$2	$6	$6
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$8	$-	$2	$6	$6

	December 31, 2014
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CF’s less than BV	$33	$-	$5	$28	$28
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$33	$-	$5	$28	$28

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP:

Year Ended December 31, 2015

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

36242DFH1	$3	$1	$2	$1	$1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
805564PN5	2	2	-	2	2
36242DFH1	1	1	-	1	1
55265KS34	1	1	-	1	1
75970NBK2	-	-	-	-	-
126671TU0	-	-	-	-	-
294751CT7	1	1	-	1	1

Total	$8	$6	$2	$6	$6

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Year Ended December 31, 2014

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

00075XAE7	$1	$1	$-	$1	$1
12669FUY7	-	-	-	-	-
361849RK0	15	14	1	14	14
126670AJ7	-	-	-	-	-
126673WJ7	-	-	-	-	-
126673WK4	-	-	-	-	-
12669ERQ1	4	3	1	3	3
12669FD67	-	-	-	-	-
50180LAP5	4	3	1	3	3
55265KS42	-	-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	1	1	-	1	1
126673WJ7	-	-	-	-	-
12669FD59	2	1	1	1	1
55265KS34	1	1	-	1	1
59020UAZ8		-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
50180LAP5	3	2	1	2	2
75970NBK2	-	-	-	-	-

Total	$33	$28	$5	$28	$28

All impaired securities which have fair value less than cost or amortized cost, for which an other-than-temporary impairment has not been recognized in income as a realized loss, including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains:

	December 31,
	2015	2014

	(in millions)
Continuous Unrealized Losses
Less than 12 months	$-	$-
12 months or longer	-	-
Fair Value of Securities with Continuous Unrealized Losses
Less than 12 months	-	3
12 months or longer	-	4

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2015:
U.S. government and agencies	$3,260	$(46)	$-	$-	$3,260	$(46)
States and political subdivisions	213	(10)	11	(1)	224	(11)
Foreign governments	16	(3)	46	(12)	62	(15)
Corporate bonds	8,424	(482)	1,167	(174)	9,591	(656)
Mortgage-backed and asset-backed securities	1,744	(57)	242	(36)	1,986	(93)
Total	$13,657	$(598)	$1,466	$(223)	$15,123	$(821)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2014:
U.S. government and agencies	$94	$-	$58	$(1)	$152	$(1)
States and political subdivisions	8	-	8	-	16	-
Foreign governments	80	-	52	(10)	132	(10)
Corporate bonds	2,033	(45)	2,651	(95)	4,684	(140)
Mortgage-backed and asset-backed securities	412	(8)	459	(41)	871	(49)
Total	$2,627	$(53)	$3,228	$(147)	$5,855	$(200)

At December 31, 2015 and 2014, there were 889 and 574 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $25 million and $12 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2015, 2014 and 2013, realized capital losses include $28 million, $24 million, and $88 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 13, 21, and 43 securities, respectively. These are primarily made up of impairments on public and private bonds and sub-prime mortgage-backed securities.

The total recorded investment in restructured corporate bonds at December 31, 2015, 2014 and 2013 was $18 million, $17 million, and $0 respectively. There were 0, 2, and 0 restructured corporate bonds for which an impairment was recognized during 2015, 2014 and 2013, respectively. The Company accrues interest income on impaired securities to the extent deemed

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Proceeds	$17,078	$18,292	$14,555
Realized gross gains	500	579	244
Realized gross losses	(123)	(111)	(483)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2015 and 2014.

Affiliate Transactions

In 2015, the Company transferred certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”) in lieu of a reinsurance cash settlement. These bonds had a book value of $537 million and fair value of $609 million. The Company recognized $72 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Bermuda Branch of The Manufacturers Life Insurance Company (“BBMLI”). These bonds had a book value of $270 million and fair value of $284 million at the date of the transaction. The Company recognized $15 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $298 million and fair value of $332 million at the date of the transaction. The Company recognized $33 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $135 million and fair value of $147 million at the date of the transaction. The Company recognized $12 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds with an affiliate, Manulife Japan (“MLJ”). These bonds had a net book value of $224 million and fair value of $248 million at the date of the transaction. The Company recognized $24 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $152 million.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $282 million.

In 2014, JHUSA sold certain bonds to an affiliate, MLI. These bonds had a book value of $178 million and a fair value of $206 million at the date of the transaction. The Company recognized $28 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $371 million and a fair value of $433 million in exchange for certain bonds from MIL with a book value of $389 million and fair value of $435 million at the date of the transaction. The Company recognized $62 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $244 million and fair value of $284 million in exchange for certain bonds from JHRECO with a book value of $282 million and fair value of $291 million at the date of the transaction. The Company recognized $41 million in pre-tax realized gains which was deferred in the IMR.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2014, JHUSA acquired certain and sold certain bonds from an affiliate, JHNY. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $1 million in pre-tax realized gains before transfer to the IMR.

In 2014, JHUSA acquired, at fair value, certain bonds from an affiliate, JHLH, for $72 million.

In 2013, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $397 million and a fair value of $454 million at the date of the transaction. The Company recognized $57 million in pre-tax realized gains before transfer to the IMR.

In 2013, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $184 million and a fair value of $181 million at the date of the transaction. The Company recognized $3 million in pre-tax realized losses before transfer to the IMR.

In 2013, JHUSA sold certain and acquired certain bonds from an affiliate, BBMLI. The bonds had a net book value of $338 million and a fair value of $372 million at the date of the transaction. The Company recognized $27 million in pre-tax realized gains before transfer to the IMR.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair values of, those investments are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
Preferred stocks:
Nonaffiliated	$23	$11	$-	$34
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	634	64	(40)	658
Affiliates*	971	2,241	(7)	3,205

Total stocks	$1,631	$2,316	$(50)	$3,897

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2014:
Preferred stocks:
Nonaffiliated	$29	$18	$(1)	$46
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	420	71	(14)	477
Affiliates*	971	1,947	(7)	2,911

Total stocks	$1,423	$2,036	$(25)	$3,434

*	Affiliates — fair value represents the carrying value

At December 31, 2015 and 2014, there were 276 and 134 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $19 million and $3 million at December 31, 2015 and 2014, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2015, 2014 and 2013, realized capital losses include $4 million, $2 million, $5 million and related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 115, 33, and 69 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2015 and 2014, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2015:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,206	East North Central	$1,445
Industrial	739	East South Central	157
Office buildings	2,562	Middle Atlantic	1,599
Retail	3,278	Mountain	516
Agricultural	171	New England	586
Agribusiness	471	Pacific	3,210
Mixed use	22	South Atlantic	1,986
Other	1,034	West North Central	449
Allowance	(8)	West South Central	453
		Canada / Other	82
		Allowance	(8)

Total mortgage loans on real estate	$10,475	Total mortgage loans on real estate	$10,475

December 31, 2014:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,136	East North Central	$1,394
Industrial	920	East South Central	83
Office buildings	3,347	Middle Atlantic	1,997
Retail	3,209	Mountain	511
Agricultural	405	New England	682
Agribusiness	516	Pacific	3,310
Mixed use	22	South Atlantic	2,459
Other	974	West North Central	468
Allowance	(10)	West South Central	533
		Canada / Other	92
		Allowance	(10)

Total mortgage loans on real estate	$11,519	Total mortgage loans on real estate	$11,519

The aggregate mortgages outstanding to any one borrower do not exceed $263 million.

During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 7.49% and 3.72% for agricultural loans and 5.19% and 3.00% for commercial loans. The Company issued no purchase money mortgages in 2015 and 2014. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2015, 2014 and 2013, respectively. The average recorded investment in impaired loans was $34 million, $41 million, and $60 million at December 31, 2015, 2014 and 2013, respectively. The Company recognized $2 million, $3 million, and $0 million of interest income during the period the loans were impaired for the years ended December 31, 2015, 2014 and 2013, respectively.

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The following table provides a reconciliation of the beginning and ending balances for allowance for losses for the periods indicated.

	2015	2014	2013

	(in millions)
Balance at beginning of year	$10	$10	$19
Additions, net	3	10	13
Recoveries of amounts previously charged off	(5)	(10)	(22)

Balance at end of year	$8	$10	$10

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2015	2014

	(in millions)
AAA	$345	$436
AA	1,974	1,594
A	4,685	4,141
BBB	3,251	4,979
BB	177	267
B and lower and unrated	43	102

Total	$10,475	$11,519

Affiliate Transactions

In 2015, the Company sold certain mortgages to an affiliate, JHNY. These mortgages had a book value of $67 million and fair value of $73 million at the date of the transaction. The Company recognized $5 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $2 million and fair value of $2 million at the date of the transaction. The Company recognized $0 million in pre-tax realized gains before transfer to the IMR.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2015	2014

	(in millions)
Properties occupied by the company	$381	$374
Properties held for the production of income	7,178	5,764
Properties held for sale	-	-
Less accumulated depreciation	(773)	(635)

Total	$6,786	$5,503

The Company recorded $0 million, $0 million, and $0 million of impairments on real estate investments during the years ended December 31, 2015, 2014 and 2013, respectively.

On December 12, 2014, the Company entered into an arrangement with Allianz to co-invest up to $1 billion in the U.S. real estate market. As part of this arrangement, the Company sold 100% of certain real estate holding to an unaffiliated joint venture limited partnership (“LP”) in return for cash and a 20% equity interest in the LP. These properties had a book value of $343 million and fair value of $545 million, which resulted in a gain to operations of $161 million (after 20% deferral of realized gain). The Company provides the LP with property management services and through a wholly-owned subsidiary provides the LP with asset management services.

Affiliate Transactions

In 2014, JHUSA acquired, at fair value, real estate from an affiliate, JHNY, for approximately $33 million.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2015 and 2014.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $120 million, $3 million, and $0 million of impairments on partnerships and LLCs during the years ended December 31, 2015, 2014 and 2013, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2015 or 2014.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2015 and 2014, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”) whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2015.

The Company’s practice is to require a minimum of 102% of the fair value of securities loaned under securities lending agreements to be maintained as non-cash collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. Any cash collateral received is not re-invested nor is a rebate paid to the lending counterparty. There were no securities on loan as of December 31, 2015 and 2014.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Income:
Bonds	$2,231	$2,378	$2,577
Preferred stocks	-	2	-
Common stocks	372	76	4
Mortgage loans on real estate	670	738	730
Real estate	722	669	605
Policy loans	190	287	283
Cash, cash equivalents and short-term investments	8	7	5
Other invested assets	466	464	620
Derivatives	520	452	464
Other income	27	23	25

Total investment income	5,206	5,096	5,313
Expenses
Investment expenses	(533)	(516)	(493)
Investment taxes, licenses and fees, excluding federal income taxes	(84)	(85)	(83)
Investment interest expense	(84)	(91)	(97)
Depreciation on real estate and other invested assets	(118)	(107)	(89)

Total investment expenses	(819)	(799)	(762)

Net investment income	$4,387	$4,297	$4,551

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Realized capital gains (losses)	$965	$431	$(1,701)
Less amount transferred to the IMR (net of related tax benefit (expense) of $(138) in 2015, $(66) in 2014, and $(8) in 2013)	256	123	(16)

Realized capital gains (losses) before tax	709	308	(1,685)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	493	382	108

Net realized capital gains (losses)	$216	$(74)	$(1,793)

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”) or the purchase of credit default swap index (“CDX”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

A CDX is similar to a CDS in that it is a credit derivative used to hedge credit risk; however, it uses a basket of credit entities or indexes rather than a single reference entity or index. CDX is a standardized credit security and it is cleared through a clearing house.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2015
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$3,553	$-	$-	$457	$256
	Foreign currency swaps	142	10	7	1	24

Cash flow hedges	Interest rate swaps	10,358	-	-	1,516	267
	Foreign currency swaps	1,571	168	93	420	339
	Foreign currency forwards	288	-	-	-	31
	Equity total return swaps	26	-	-	-	1

Total Derivatives in Effective Hedge Accounting Relationships		$15,938	$178	$100	$2,394	$918

Other Hedging Relationships
	Interest rate swaps	$149,942	$10,043	$5,770	$10,043	$5,770
	Interest rate treasury locks	8,429	364	153	364	153
	Interest rate options	4,253	144	-	144	-
	Interest rate futures	4,656	-	-	-	-
	Foreign currency swaps	972	123	62	123	62
	Foreign currency forwards	73	8	-	8	-
	Foreign currency futures	1,842	-	-	-	-
	Equity total return swaps	131	2	1	2	1
	Equity options	2,878	138	8	138	8
	Equity index futures	9,169	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$182,345	$10,822	$5,994	$10,822	$5,994

Replication Synthetic Asset Transactions
	Interest rate swaps	$2,385	$-	$-	$90	$13
	Credit default swaps	295	1	-	3	-

Total Derivatives in Replication Synthetic Asset Transactions		$2,680	$1	$-	$93	$13

Total Derivatives		$200,963	$11,001	$6,094	$13,309	$6,925

F-30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2014
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$5,461	$-	$1	$496	$641
	Foreign currency swaps	169	1	29	-	62

Cash flow hedges	Interest rate swaps	12,053	-	-	1,543	263
	Foreign currency swaps	1,640	29	15	266	261
	Foreign currency forwards	102	-	-	-	4
	Equity total return swaps	27	-	-	6	-

Total Derivatives in Effective Hedge Accounting Relationships		$19,452	$30	$45	$2,311	$1,231

Other Hedging Relationships
	Interest rate swaps	$128,704	$9,059	$5,154	$9,059	$5,154
	Interest rate treasury locks	6,323	938	-	938	-
	Interest rate options	3,362	93	-	93	-
	Interest rate futures	3,697	-	-	-	-
	Foreign currency swaps	978	43	30	43	30
	Foreign currency forwards	43	4	-	4	-
	Foreign currency futures	1,775	-	-	-	-
	Equity total return swaps	31	11	-	11	-
	Equity options	3,940	277	-	277	-
	Equity index futures	8,323	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$157,176	$10,425	$5,184	$10,425	$5,184

Replication Synthetic Asset Transactions
	Interest rate swaps	$1,040	$-	$-	$61	$-
	Credit default swaps	315	3	-	6	-

Total Derivatives in Replication Synthetic Asset Transactions		$1,355	$3	$-	$67	$-

Total Derivatives		$177,983	$10,458	$5,229	$12,803	$6,415

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2015, 2014 and 2013, respectively, the Company recorded unrealized gains (losses) of ($33) million, $1,215 million, and $168 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

In 2014, the Company concluded that a portion of the hedged transactions for its long-term care business and life insurance business were probable not to occur resulting in the de-designation of $2.7 billion (notional principal) of forward-starting interest rate swaps. The de-designation of these interest rate swaps resulted in an increase to unrealized capital gains (losses) of $445 million, net of tax. In addition as part of our affiliate reinsurance agreement with JHRECO, we were required as part of the net investment income component of the treaty settlement calculation to cede $440 million, net of tax, and therefore the overall impact of this transaction was not material to capital and surplus.

For the year ended December 31, 2015, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 31 years.

Derivatives Not Designated as Hedging Instruments in Effective Hedge Accounting or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2015, 2014 and 2013 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$367	$2,043	$(2,530)
Interest rate treasury locks	(728)	1,323	(385)
Interest rate options	16	67	(46)
Foreign currency swaps	-	(5)	(9)
Foreign currency forwards	5	4	(1)
Equity total return swaps	2	-	-
Equity options	(76)	(23)	(39)
Credit default swaps	-	-	-

Total net unrealized capital gain (loss)	$(414)	$3,409	$(3,010)

Net realized capital gain (loss):
Interest rate swaps	$(495)	$(178)	$164
Interest rate treasury locks	446	157	-
Interest rate options	-	-	-
Interest rate futures	(25)	(141)	78
Foreign currency swaps	4	18	(10)
Foreign currency forwards	26	1	5
Foreign currency futures	99	165	74
Equity total return swaps	11	24	5
Equity options	(18)	5	3
Equity index futures	(42)	(692)	(1,892)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$6	$(641)	$(1,573)

Total gain (loss) from derivatives in other hedging relationships	$(408)	$2,768	$(4,583)

The Company also deferred net realized gains (losses) of ($495) million, ($192) million, and $146 million (including ($495) million and ($174) million of losses, and $148 million of gains for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2015, 2014 and 2013, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. In addition, the Company replicates the exposure of a basket of entities using CDX with complementary cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2015 and 2014, respectively.

	December 31, 2015			December 31, 2014

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$35	$-	1	$35	$1	2
AA	95	1	1	95	2	2
A	165	2	1	185	3	2
BBB	-	-	-	-	-	-

Total CDS protection sold	$295	$3		$315	$6

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2015 and 2014. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 1 year.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2015 and 2014, the Company accepted collateral consisting of cash of $1,640 million and $2,939 million, and various securities with a fair value of $5,014 million and $3,895 million, respectively, which is held in separate custodial accounts. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Transactions with Affiliates

The Company has entered into two currency swap agreements with JHFC which are recorded at fair value. JHFC utilizes the currency swaps to hedge currency exposure on foreign currency financial instruments. The Company has also entered into two currency agreements with external counterparties which offset the currency swap agreements with JHFC. As of December 31, 2015 and 2014, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $397 million and $238 million, respectively.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition — This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts, funding agreements, supplementary contracts without life contingencies and those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair values associated with the term certain contracts, funding agreements and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. For those balances that can be withdrawn by the policyholder at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the policyholder as of the reporting date, which is generally the carrying value.

Consumer Notes — The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads, and (v) most information is publicly available. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Certain of the Company’s separate account assets and derivative assets and liabilities are included within Level 2. A description of valuation techniques used to measure the fair value of derivatives is described below.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency. The valuation techniques used to measure the fair value of derivative assets and separate account investments in timber and agriculture are included in Level 3 as described below.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgment is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

F-36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$29	$29	$-	$-	$29
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	36	36	-	-	36
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	658	658	548	-	110

Total common stocks	658	658	548	-	110
Derivatives:
Interest rate swaps	10,043	10,043	-	10,043	-
Interest rate treasury locks	364	364	-	-	364
Interest rate options	144	144	-	-	144
Interest rate futures	-	-	-	-	-
Foreign currency swaps	123	123	-	123	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	2	2	-	-	2
Equity options	138	138	-	36	102
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,822	10,822	-	10,210	612
Assets held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total assets	$141,241	$141,241	$124,838	$13,680	$2,723

Liabilities:
Derivatives:
Interest rate swaps	$5,770	$5,770	$-	$5,700	$70
Interest rate treasury locks	153	153	-	-	153
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	62	62	-	62	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	1	1	-	-	1
Equity options	8	8	-	8	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,994	5,994	-	5,770	224
Liabilities held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total liabilities	$135,719	$135,719	$124,290	$9,240	$2,189

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$-	$-	$-	$-	$-
Loan-backed and structured securities	39	39	-	18	21

Total bonds with NAIC 6 rating	39	39	-	18	21
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	477	477	379	-	98

Total common stocks	477	477	379	-	98
Derivatives:
Interest rate swaps	9,059	9,059	-	9,058	1
Interest rate treasury locks	938	938	-	168	770
Interest rate options	93	93	-	-	93
Interest rate futures	-	-	-	-	-
Foreign currency swaps	43	43	-	43	-
Foreign currency forwards	4	4	-	4	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	11	11	-	-	11
Equity options	277	277	-	61	216
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,425	10,425	-	9,334	1,091
Assets held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total assets	$151,105	$151,105	$134,449	$13,108	$3,548

Liabilities:
Derivatives:
Interest rate swaps	$5,154	$5,154	$-	$5,113	$41
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	30	30	-	30	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,184	5,184	-	5,143	41
Liabilities held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total liabilities	$145,348	$145,348	$134,070	$8,899	$2,379

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,427	$44,595	$-	$40,866	$3,729
Preferred stocks	23	34	-	-	34
Mortgage loans on real estate	10,475	11,213	-	-	11,213
Cash, cash equivalents and short term investments	4,528	4,528	2,059	2,469	-
Policy loans	3,718	3,718	-	3,718	-
Derivatives in effective hedge accounting and RSAT relationships	179	2,487	-	2,484	3

Total assets	$63,350	$66,575	$2,059	$49,537	$14,979

Liabilities:
Consumer notes	$265	$289	$-	$-	$289
Borrowed money	160	160	-	160	-
Policy reserves	1,553	1,533	-	-	1,533
Policyholders’ and beneficiaries funds	2,685	2,850	-	1,151	1,699
Derivatives in effective hedge accounting and RSAT relationships	100	931	-	664	267

Total liabilities	$4,763	$5,763	$-	$1,975	$3,788

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$49,187	$52,644	$-	$48,392	$4,252
Preferred stocks	26	46	-	-	46
Mortgage loans on real estate	11,519	12,785	-	-	12,785
Cash, cash equivalents and short term investments	7,702	7,702	4,407	3,295	-
Policy loans	5,039	5,039	-	5,039	-
Derivatives in effective hedge accounting and RSAT relationships	33	2,378	-	2,372	6

Total assets	$73,506	$80,594	$4,407	$59,098	$17,089

Liabilities:
Consumer notes	$411	$454	$-	$-	$454
Borrowed money	290	290	-	290	-
Policy reserves	1,661	1,648	-	-	1,648
Policyholders’ and beneficiaries funds	3,901	4,352	-	1,457	2,895
Derivatives in effective hedge accounting and RSAT relationships	45	1,231	-	964	267

Total liabilities	$6,308	$7,975	$-	$2,711	$5,264

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $ 2,319 million and $2,268 million at December 31, 2015 and 2014, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2015 and 2014, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2015 and 2014.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2015, 2014 and 2013, are summarized as follows:

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2015	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2015

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$(4)	$(1)	$-	$2	$-	$(2)	$-	$41	$(7)	$29
Impaired mortgage-backed and asset-backed securities	21	(3)	3	-	-	-	(24)	-	15	(5)	7

Total bonds with NAIC 6 rating	21	(7)	2	-	2	-	(26)	-	56	(12)	36
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	98	(2)	8	-	7	-	(3)	-	2	-	110

Total common stocks	98	(2)	8	-	7	-	(3)	-	2	-	110
Net derivatives	1,050	-	(614)	-	27	-	-	-	-	(75)	388
Separate account assets/liabilities	2,338	189	-	-	27	-	(593)	-	4	-	1,965

Total	$3,507	$180	$(604)	$-	$63	$-	$(622)	$-	$62	$(87)	$2,499

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2014	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$26	$-	$(3)	$-	$-	$-	$-	$-	$-	$(23)	$-
Impaired mortgage-backed and asset-backed securities	34	-	1	-	-	-	-	-	11	(25)	21

Total bonds with NAIC 6 rating	60	-	(2)	-	-	-	-	-	11	(48)	21
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	86	-	(1)	-	14	-	(1)	-	-	-	98

Total common stocks	86	-	(1)	-	14	-	(1)	-	-	-	98
Net derivatives	(114)	26	1,088	-	72	-	(25)	-	41	(38)	1,050
Separate account assets/liabilities	2,221	162	-	-	68	-	(270)	-	163	(6)	2,338

Total	$2,253	$188	$1,085	$-	$154	$-	$(296)	$-	$215	$(92)	$3,507

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2013	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2013

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$12	$(2)	$-	$-	$-	$-	$-	$-	$23	$(7)	$26
Impaired mortgage-backed and asset-backed securities	53	(37)	39	-	-	-	(23)	(5)	16	(9)	34

Total bonds with NAIC 6 rating	65	(39)	39	-	-	-	(23)	(5)	39	(16)	60
Preferred stocks:
Industrial and misc	4	-	-	-	-	-	-	-	-	(4)	-

Total preferred stocks	4	-	-	-	-	-	-	-	-	(4)	-
Common stocks:
Industrial and misc	44	-	(2)	-	58	-	(18)	-	4	-	86

Total common stocks	44	-	(2)	-	58	-	(18)	-	4	-	86
Net derivatives	58	6	(459)	-	287	-	(7)	-	-	1	(114)
Separate account assets/liabilities	2,223	160	-	-	31	-	(195)	-	3	(1)	2,221

Total	$2,394	$127	$(422)	$-	$376	$-	$(243)	$(5)	$46	$(20)	$2,253

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums earned
Direct	$20,189	$19,525	$20,311
Assumed	1,867	792	1,062
Ceded	(5,733)	(7,579)	(8,491)

Net	$16,323	$12,738	$12,882

Benefits to policyholders ceded	$(16,713)	$(18,500)	$(17,988)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there was no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

As of December 31, 2015, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $1,328 million.

The Company has not entered into any reinsurance transactions within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.

Non-Affiliated Reinsurance

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with New York Life (“NYL”) to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk. The transactions included the transfer to NYL of $8,916 million of invested assets and $5,282 million in net policy liabilities. In addition, the

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Company recognized approximately $3,698 million of FWH assets. The transactions resulted in a pre-tax loss of $70 million, including a ceding commission paid of $263 million, and an increase in surplus of $281 million, net of tax, which was deferred and will be amortized over a period of approximately 20 years.

The table below consists of the impact of the NYL Agreements:

Year ended December 31,
2015
(in millions)
Premiums ceded	$(8,180)
Premiums assumed	3,272
Benefits ceded	(314)
Benefits assumed	126
Other reinsurance receivable	362
Funds held by or deposited with reinsured companies	3,655

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. The recapture resulted in a decrease in FWH assets of $1,919 million, a net decrease in policy assets and liabilities of $1,918 million, and an increase in surplus of $96 million. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recapture resulted in a decrease in assets of $1,000 million, an increase in net policy liabilities of $1,266 million and a decrease in surplus of $173 million, net of tax. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

On July 1, 2011, JHUSA entered into a sale of its Life Retrocession business by way of a coinsurance treaty with Pacific Life Insurance Company that resulted in the recognition of approximately $432 million deferred gain (net of deferred taxes) recorded to surplus. During 2013, JHUSA novated 95% of the underlying reinsurance agreements to Pacific Life Insurance Company. Based on this novation, the Company recorded a gain of $352 million to the Statements of Operations (pre-tax). In 2014, the Company completed the novation of the remaining 5% of the agreements and recorded $20 million to the Statements of Operations (pre-tax).

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded, net	$(2,231)	$(192)	$(216)
Benefits ceded, net	(436)	(394)	(483)
Funds held by or deposited with reinsured companies	-	1,952	1,978
Other reinsurance receivable	60	86	124
Other amounts payable on reinsurance	1	10	15
Treaty settlement received (paid)	527	449	532
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$(530)	$(546)	$(570)
Benefits ceded	(756)	(759)	(730)
Other amounts payable on reinsurance	25	58	45
Funds withheld from unauthorized reinsurers	7,544	7,409	5,425
Treaty settlement received (paid)	(468)	(489)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company reinsures certain portions of its long-term care insurance business with JHRECO through coinsurance FWH transactions. Under reinsurance treaties covering life insurance business, the Company cedes to JHRECO on a coinsurance FWH basis to the death benefits from the no-lapse guarantee on a small block of policies. The Company also reinsures a portion of the risk related to certain annuity policies and during 2013 a small number of these policies were recaptured for administration purposes. This recapture did not have a material impact on the Company’s results of operations. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company.

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$5,332	$(4,599)	$(5,128)
Benefits ceded	(12,125)	(14,303)	(13,966)
Other reinsurance receivable	-	40	398
Other amounts payable on reinsurance	351	837	55
Funds withheld from unauthorized reinsurers	240	1,251	1,256
Treaty settlement received (paid)	(712)	(2,080)	1,095
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institutions (“OSFI”), and reports on a consolidated international financial reporting standards (“IFRS”) basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $2,992 million as a coinsurance reserve and JHUSA holds $325 million as a modified coinsurance reserve. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $0 at December 31, 2015 and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

Prior to the previously noted transactions with NYL, the Company reinsured 90% of the non-reinsured risk of the JHLICO closed block. The reinsurance agreement was written on a modified coinsurance basis where the related financial assets

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

remain invested with the Company. As the reinsurance agreement did not subject the reinsurer to the reasonable possibility of significant loss, it was classified as structured reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Statements of Operations. This reinsurance agreement was recaptured effective July 1, 2015.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$(392)	$(338)	$(536)
Benefits ceded	(448)	(298)	(338)
Other reinsurance receivable	36	82	18
Funds withheld from unauthorized reinsurers	-	213	-
Treaty settlement received (paid)	14	(97)	146
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

Other

On July 31, 2013, MFC signed an agreement to sell its life insurance business in Taiwan to CTBC Life Insurance Company (CTBC Life). Under the agreement, CTBC Life will assume all of the life insurance business related obligations. In connection with this transaction, on December 31, 2013, the Company paid $111 million in fees to an affiliate, Manufacturers Life Reinsurance Limited for the recapture of certain traditional life business reserves and net liabilities of $42 million, which resulted in a pre-tax loss of $69 million.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2015
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,114	$383	$4,497
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	4,064	383	4,447
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	4,064	383	4,447
(f) Deferred tax liabilities	4,639	195	4,834

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(575)	$188	$(387)

	December 31, 2014
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,300	$479	$4,779
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	4,250	479	4,729
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	4,250	479	4,729
(f) Deferred tax liabilities	4,871	314	5,185

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(621)	$165	$(456)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$(186)	$(96)	$(282)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	(186)	(96)	(282)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	(186)	(96)	(282)
(f) Deferred tax liabilities	(232)	(119)	(351)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$46	$23	$69

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $50 million for the year ended December 31, 2015. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2019, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2015
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	546	268	814
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,162	268	1,430
2. Adjusted gross deferred tax assets allowed per limitation threshold.	546	268	814
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,518	115	3,633

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,064	$383	$4,447

	December 31, 2014
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	521	276	797
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,197	276	1,473
2. Adjusted gross deferred tax assets allowed per limitation threshold.	521	276	797
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,729	203	3,932

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,250	$479	$4,729

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	25	(8)	17
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(35)	(8)	(43)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	25	(8)	17
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(211)	(88)	(299)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(186)	$(96)	$(282)

	2015	2014

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	793%	917%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$5,426	$5,315

Impact of tax planning strategies is as follows:

	December 31, 2015
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,064	$383
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,064	$383
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2014
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,250	$479
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,250	$479
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%

	Change
	(5)	(6)
	(Col 1 - 3)	(Col 2 - 4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(186)	$(96)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	(32%)
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(186)	$(96)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	(32%)

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2015	2014	Change

	(in millions)
1. Current income tax
(a) Federal	$(778)	$(716)	$(62)
(b) Foreign	-	-	-

(c) Subtotal	(778)	(716)	(62)
(d) Federal income tax on net capital gains	493	382	111
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(285)	$(334)	$49

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2015	2014	Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	1,011	1,034	(23)
(4) Investments	157	147	10
(5) Deferred acquisition costs	506	755	(249)
(6) Policyholder dividends accrual	68	111	(43)
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	37	54	(17)
(9) Pension accrual	-	-	-
(10) Receivables — nonadmitted	67	49	18
(11) Net operating loss carryforward	1,276	1,218	58
(12) Tax credit carry-forward	898	860	38
(13) Other (including items <5% of total ordinary tax assets)	94	72	22

(99) Subtotal	$4,114	$4,300	$(186)

(b) Statutory valuation allowance adjustment	50	50	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) — 2(b) — 2(c))	$4,064	$4,250	$(186)

(e) Capital:
(1) Investments	$383	$479	$(96)
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$383	$479	$(96)

(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) — 2(f) — 2(g))	$383	$479	$(96)
(i) Admitted deferred tax assets (2(d)+2(h))	$4,447	$4,729	$(282)

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$4,146	$4,202	$(56)
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	119	148	(29)
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	374	521	(147)

(99) Subtotal	$4,639	$4,871	$(232)
(b) Capital:
(1) Investments	$155	$276	$(121)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	40	38	2

(99) Subtotal	$195	$314	$(119)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$4,834	$5,185	$(351)

4. Net deferred tax assets/liabilities (2(i) — 3(c))	$(387)	$(456)	$69

The change in net deferred income taxes is comprised of the following:

	December 31,
	2015	2014	Change

	(in millions)
Total deferred tax assets	$4,447	$4,729	$(282)
Total deferred tax liabilities	4,834	5,185	(351)

Net deferred tax assets (liabilities)	$(387)	$(456)	$69

Tax effect of unrealized gains and losses			183
Tax effect of unrealized foreign exchange gains (losses)			44

Change in net deferred income taxes			$(158)

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Ordinary provisions computed at statutory rate	$(105)	$(1,087)	$1,775
Net realized capital gains (losses) before IMR at statutory rate	335	151	(595)
Change in nonadmitted assets	-	-	-
Reinsurance	35	(91)	(206)
Valuation allowance	-	-	50
Tax-exempt income	(6)	(16)	(2)
Nondeductible expenses	-	1	7
Foreign tax expense gross up	9	9	8
Amortization of IMR	(128)	(62)	(64)
Tax recorded in surplus	37	15	(18)
Dividend received deduction	(230)	(129)	(102)
Investment in subsidiaries	(28)	(32)	(35)
Prior year adjustment	(21)	(23)	16
Tax credits	(42)	(52)	(61)
Change in tax reserve	18	11	(55)
Pension	-	-	-
Other	(1)	(2)	(1)

Total	$(127)	$(1,307)	$717

Federal and foreign income taxes incurred	$(778)	$(716)	$262
Capital gains tax	493	382	108
Change in net deferred income taxes	158	(973)	347

Total statutory income tax expense (benefit)	$(127)	$(1,307)	$717

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2015, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millons)
Net operating losses	2008	2023	$1,594
	2009	2024	259
	2010	2025	200
	2013	2028	902
	2014	2029	628
	2015	2030	62

			$3,645

Affordable housing tax credits	2001	2021	$-
	2002	2022	26
	2003	2023	49
	2004	2024	56
	2005	2025	58
	2006	2026	55
	2007	2027	64
	2008	2028	60
	2009	2029	47
	2010	2030	52
	2011	2031	53
	2012	2032	46
	2013	2033	37
	2014	2034	28
	2015	2035	16

			$647

Foreign tax credits	2005	2015	$23
	2006	2016	9
	2007	2017	27
	2008	2018	18
	2009	2019	7
	2010	2020	9
	2011	2021	27
	2012	2022	27
	2013	2023	27
	2014	2024	30
	2015	2025	27

			$231

Alternative minimum tax credits	2002		$2
	2003		2

			$4

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Rehabilitation credits	2003	2023	$4
	2006	2026	1

			$5

Other credits	2007	2027	$1
	2008	2028	1
	2009	2029	1
	2010	2030	2
	2011	2031	2
	2013	2033	2
	2014	2034	2

			$11

There are no federal income taxes incurred available for recoupment in the event of future net losses for 2015, 2014 and 2013 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Company of Vermont
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Real Estate Finance Inc.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
Hancock Venture Partners Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc. Russia	John Hancock Signature Services Inc.
HVP-Special Purpose Sub I Inc.	John Hancock Natural Resource Corp.
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance (Bermuda) Limited
JH California Real Estate Holdings, Inc.	Manulife Reinsurance Limited
JH Illinois Real Estate Holdings, Inc.	Manulife Service Corporation
JH Networking Insurance Agency Inc.	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Capital Growth Management Inc.	Signator Investors Inc.
John Hancock Energy Resources Mgt. Inc.	Signator Financial Services Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation
John Hancock Financial Corporation	Transamerica Fund Distributors Inc.
John Hancock Insurance Agency Inc.	Transamerica Fund Management Company

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) affiliates are $130 million and $728 million at December 31, 2015 and 2014, respectively, and are included in other assets on the Balance Sheets.

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. The IRS has issued statutory notices of deficiency relating to issues in years 1997 through 2004. JHFC filed a petition in U.S. Tax Court pertaining to leveraged leases to contest years 1997 to 2001 and the trial was completed in 2011 with final judgment entered on July 22, 2014. The IRS issued Revenue Agent Reports for tax years 2005 through 2009. Protests were filed with respect to disagreed issues. The IRS commenced its audit of tax years 2010 through 2013 in September 2014.

On August, 5, 2013, the U.S. Tax Court issued an opinion in the litigation between the Company and the IRS involving the tax treatment of certain leveraged lease investments. The Court’s opinion effectively ruled against the Company with respect to deductions claimed for tax years 1997 through 2001. The Company and the IRS are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets include in surplus in subsequent periods, absent consideration of further management actions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014

	(in millions)
Balance at beginning of year	$2,002	$2,715
Additions based on tax positions related to the current year	40	49
Payments	-	(550)
Additions for tax positions of prior years	41	23
Reductions for tax positions of prior years	(116)	(235)

Balance at end of year	$1,967	$2,002

Included in the balances as of December 31, 2015 and 2014, respectively, are $172 million and $154 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2015 and 2014, are $1,796 million and $1,848 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Approximately $1,734 million and $1,734 million of such amounts at December 31, 2015 and 2014, respectively, represent deferred tax liability balances related to leveraged lease deductions taken in prior year tax returns that were considered in determining the amount of deferred tax assets that can be admitted by offsetting such amounts against deferred tax liabilities. Excluding the effect of interest and penalties, this will have no impact on the annual effective rate, but would accelerate the payment of taxes to an earlier period.

The Company’s liability for unrecognized tax benefits may decrease in the next twelve months pending the outcome of remaining issues associated with the 2002 through 2009 IRS audit. A reasonable estimate of the decrease cannot be determined at this time however, the Company believes that the ultimate resolution will not result in a material change to its financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $0 million of interest expense, and $9 million, and $11 million of interest benefit for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had approximately $202 million and $209 million accrued for interest as of December 31, 2015 and 2014, respectively. The Company did not recognize any material amounts of penalties for the years ended December 31, 2015, 2014 and 2013.

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2015, 2014 and 2013, the Company paid a dividend to its parent company MIC of $210 million, $500 million and $300 million, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2015 and 2014, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

The Company has surplus notes described below in the amount of $991 million. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2015, 2014 and 2013. Total interest paid through December 31, 2015 was $714 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The notes mature on March 31, 2033. The combined interest expense on the notes was $29 million for years ended December 31, 2015, 2014 and 2013. Total interest paid through December 31, 2015 was $202 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 130 basis points and is payable semi-annually. The note matures on December 15, 2016. Interest expense was $2 million, $2 million, and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively. Total interest paid through December 31, 2015 was $13 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company, JHIA, and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $377 million, $398 million, and $443 million, respectively, for the years ended December 31, 2015, 2014 and 2013.

The Company has Administrative Service Agreements with its subsidiaries whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $760 million, $618 million, and $328 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2015, 2014 and 2013, respectively, the Company received dividends of $36 million, $43 million, and $297 million from John Hancock Investment Management Services LLC, $81 million, $90 million, and $98 million from JHD, $0 million, $0 million, $0 million from JHNY, $70 million, $0 million, and $0 million from JHLH, and $289 million, $72 million, and $0 million from John Hancock Subsidiaries, LLC (JHS). These dividends are included in the Company’s net investment income.

During 2015, the Company made a capital contribution of $348 million to JHS in exchange for one share of its common stock.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2015 and 2014, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2015	2014

	(In millions)
The Manufacturers Investment Corporation	$49	$105
John Hancock Financial Corporation	138	274
Manulife Reinsurance Limited	44	186
Manulife Reinsurance (Bermuda) Ltd.	167	696
John Hancock Life & Health Insurance Company	30	142
John Hancock Life Insurance Company Vermont	33	39
John Hancock Reassurance Company, Ltd.	126	278
John Hancock Life Insurance Company New York	473	611
John Hancock Investment Management Services LLC	28	31
John Hancock Subsidiaries LLC	45	45
John Hancock Insurance Agency, Inc.	12	16
Essex Corporation	-	1
Hancock Venture Partners, Inc.	-	-
JH Signature Services Inc.	7	9
JH Partnership Holdings I, II LP	4	2
John Hancock Energy Resources Management, Inc.	-	4
John Hancock Real Estate Finance	-	1
John Hancock Realty Advisors	4	8
JH Advisors LLC	84	158
Manulife Asset Management (US) LLC	55	75
Declaration Management and Research LLC	11	4
Hancock Capital Investment Management LLC	10	15
John Hancock RPS, LLC	36	14
The Berkeley Financial Group, LLC	4	4
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	14	18
JH Networking Insurance Agency, Inc.	6	4
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	-	-
Hancock Natural Resource Group, Inc.	50	-
Hancock Forest Management, Inc.	6	-
John Hancock Personal Financial Services, LLC	1	-

Total	$1,437	$2,740

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Please refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $183 million, purchase other invested assets of $1,716 million, purchase real estate of $98 million, and issue agricultural and commercial mortgages of $125 million at December 31, 2015. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 39% of these commitments expire in 2016.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2016	$12
2017	10
2018	7
2019	5
2020	5
Thereafter	349

Total	$388

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition, under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investments in certain leveraged leases. The Company and the IRS are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets included in surplus in subsequent periods, absent consideration of further management actions.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$769	$503	$1,793	$3,065	2%
At book value less current surrender charge of 5% or more	5	-	-	5	0%
At fair value	-	-	114,302	114,302	82%

Total with adjustment or at fair value	774	503	116,095	117,372	84%
At book value without adjustment (minimal or no charge or adjustment)	7,165	-	-	7,165	5%
Not subject to discretionary withdrawal	15,068	686	134	15,888	11%

Total (gross)	23,007	1,189	116,229	140,425	100%

Reinsurance ceded	4,904	-	-	4,904

Total (net)	$18,103	$1,189	$116,229	$135,521

	December 31, 2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$968	$559	$1,879	$3,406	2%
At book value less current surrender charge of 5% or more	29	-	-	29	0%
At fair value	-	-	123,450	123,450	81%

Total with adjustment or at fair value	997	559	125,329	126,885	83%
At book value without adjustment (minimal or no charge or adjustment)	8,594	-	-	8,594	6%
Not subject to discretionary withdrawal	15,577	713	130	16,420	11%

Total (gross)	25,168	1,272	125,459	151,899	100%

Reinsurance ceded	5,483	-	-	5,483

Total (net)	$19,685	$1,272	$125,459	$146,416

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

F-67

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2015	2014	2015	2014

	(in millions)
Group Annuities (Deposit Administration)	$75,437	$78,905	$-	$-
Variable Annuities	37,422	43,503	27	29
Life and COLI	12,067	12,359	-	-
Fixed Products — Institutional and stable value fund	2,611	2,713	-	-
Fixed Products — Retail	22	24	472	570
Investments — Funds	1,667	2,061	-	-

Total	$129,226	$139,565	$499	$599

As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities $10,914 million and $7,816 million, respectively. To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

(in millions)
2015	$ 241	$ 59
2014	$ 252	$ 74
2013	$ 263	$ 109
2012	$ 269	$ 165
2011	$ 261	$ 145

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2015	2014

	(in millions, except for ages)
Account value	$37,947	$44,116
Amount of reserve held	1,179	865
Net amount at risk — gross	7,169	4,699
Weighted average attained age	68	67

The following assumptions and methodology were used to determine the amounts above at December 31, 2015 and 2014:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2015 and 2014, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

F-68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

•

In 2015 and 2014, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2015	2014

	(in millions)
Type of Fund
Equity	$24,131	$27,353
Balanced	16,993	19,449
Bonds	5,216	5,807
Money Market	668	683

Total	$47,008	$53,292

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2015			2014

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$1	$13,935	$13,936	$-	$13,258	$13,258

Reserves for accounts with assets at:
Fair value	1,189	127,792	128,981	1,272	137,306	138,578
Amortized cost	-	-	-	-	-	-

Total	$1,189	$127,792	$128,981	$1,272	$137,306	$138,578

F-69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2015			2014

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$503	$1,793	$2,296	$531	$1,879	$2,410
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,901	1,901	-	2,483	2,483
At fair value	-	120,337	120,337	28	129,620	129,648
At book value without fair value adjustments and with current surrender charge of less than 5%	-	3,533	3,533	-	3,058	3,058

Subtotal	503	127,564	128,067	559	137,040	137,599
Not subject to discretionary withdrawal	686	228	914	713	266	979

Total	$1,189	$127,792	$128,981	$1,272	$137,306	$138,578

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2015	2014	2013

	(in millions)
Transfers to separate accounts	$17,071	$16,100	$14,916
Transfers from separate accounts	23,625	24,329	21,304

Net transfers to (from) separate accounts	$(6,554)	$(8,229)	$(6,388)

F-70

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $35 million, $37 million, and $41 million in 2015, 2014 and 2013, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2015, 2014 and 2013, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $329 million and $332 million at December 31, 2015 and 2014, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2015, 2014 and 2013, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2015 and 2014 was $89 million and $91 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2015 and 2014 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2015, 2014 and 2013, respectively.

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2015, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2020. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2015. At December 31, 2015, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2015, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2015, the Company had no outstanding borrowings under the agreement.

At December 31, 2015, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2015, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2015 and 2014 was $265 million and $411 million, respectively. Interest ranging from 3.1% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2016-$64 million; 2017-$4 million; 2018-$43 million; 2019-$16 million; 2020-$0 million; and thereafter $138 million.

Interest expense on consumer notes, included in benefits to policyholders, was $18 million, $24 million, and $ 30 million in 2015, 2014 and 2013, respectively. Interest paid amounted to $18 million, $24 million, and $ 30 million in 2015, 2014 and 2013, respectively.

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2015 and 2014 since the counterparty is the parent entity of the Company; however, this note will continue to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $6 million, $6 million, and $6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2015. Interest expense was $2 million, $2 million, and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note was paid on December 21, 2015. Interest on the loan was calculated at a fluctuating rate equal to the one-month LIBOR rate and was

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

payable monthly. Interest expense was $0 million, $0 million, and $0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a senior note receivable dated December 9, 2014, the Company has $40 million outstanding with JHS with a fair value of $ 40 million as of December 31, 2015. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million for the year ended December 31, 2015.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

	December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	20	20	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$20	$20	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$446

FHLBI membership stock of $18 million and $20 million was classified as not eligible for redemption for the years ended December 31, 2015 and 2014, respectively.

F-73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2015
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2014
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

	December 31, 2015
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

	(in millions)
(a) General account	$794	$738	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$794	$738	$400

	December 31, 2014
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

	(in millions)
(a) General account	$13	$12	$10
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$13	$12	$10

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2015 was $400 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Blocks

The Company operates two separate closed blocks for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000. As a result of the merger in 2009, the property and obligations of the JHLICO closed block became the property and obligations of JHUSA, but the Company operates these two closed blocks separately.

Assets were allocated to the closed blocks in an amount that, together with anticipated revenues from policies included in the closed blocks, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed blocks inure solely to the benefit of policyholders included in the closed blocks and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed blocks and the revenues from the closed blocks’ business prove to be insufficient to pay the benefits guaranteed in the closed blocks, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Blocks - (continued)

No reallocation, transfer, borrowing, or lending of assets can be made between the closed blocks and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed blocks’ liabilities over the closed blocks’ assets represents the expected future post-tax contribution from that closed block which may be recognized in income over the period the policies and contracts in that closed block remain in force.

As previously discussed in the Reinsurance Note, effective July 1, 2015, the Company entered into a coinsurance reinsurance agreement with NYL to cede 100% QS of the Company’s in-force participating life insurance JHLICO closed block policies.

The following table sets forth certain summarized financial information relating to the JHUSA and JHLICO closed block.

	JHUSA		JHLICO
	2015	2014	2014

	(in millions)
Assets:
Bonds	$2,802	$3,153	$6,248
Stocks:
Preferred stocks	-	-	4
Common stocks	-	1	11
Mortgage loans on real estate	350	402	1,633
Real estate	1,012	842	12
Cash, cash equivalents and short-term investments	6	3	4
Policy loans	1,563	1,551	1,354
Other invested assets	18	113	127

Total cash and invested assets	5,751	6,065	9,393
Investment income due and accrued	101	105	126
Premiums due and deferred	10	12	68
Net deferred tax asset	112	112	157
Other closed block assets	77	63	91

Total closed block assets	$6,051	$6,357	$9,835

Obligations:
Policy reserves	5,756	5,871	9,710
Policyholders’ and beneficiaries’ funds	64	67	1,360
Dividends payable to policyholders	329	314	208
Policy benefits in process of payment	115	52	155
Other policy obligations	2	2	6
Other closed block obligations	474	720	198

Total closed block obligations	$6,740	$7,026	$11,637

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2015 financial statements through April 5, 2016, the date the financial statements were issued.

F-76

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account N

December 31, 2015

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Audited Financial Statements

December  31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account N

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account N (the Account) comprised of the following sub-accounts,

500 Index Fund B Series NAV	International Core Trust Series NAV
Active Bond Trust Series I	International Equity Index Trust B Series I
Active Bond Trust Series NAV	International Equity Index Trust B Series NAV
All Cap Core Trust Series I	International Growth Stock Trust Series I
All Cap Core Trust Series NAV	International Growth Stock Trust Series NAV
Alpha Opportunities Trust Series I	International Small Company Trust Series I
Alpha Opportunities Trust Series NAV	International Small Company Trust Series NAV
American Asset Allocation Trust Series I	International Value Trust Series I
American Global Growth Trust Series I	International Value Trust Series NAV
American Growth Trust Series I	Investment Quality Bond Trust Series I
American Growth-Income Trust Series I	Investment Quality Bond Trust Series NAV
American International Trust Series I	Lifestyle Aggressive MVP Series I
American New World Trust Series I	Lifestyle Aggressive MVP Series NAV
Blue Chip Growth Trust Series I	Lifestyle Balanced MVP Series I
Blue Chip Growth Trust Series NAV	Lifestyle Balanced MVP Series NAV
Bond Trust Series I	Lifestyle Conservative MVP Series I
Bond Trust Series NAV	Lifestyle Conservative MVP Series NAV
Capital Appreciation Trust Series I	Lifestyle Growth MVP Series I
Capital Appreciation Trust Series NAV	Lifestyle Growth MVP Series NAV
Capital Appreciation Value Trust Series I	Lifestyle Moderate MVP Series I
Capital Appreciation Value Trust Series NAV	Lifestyle Moderate MVP Series NAV
Core Bond Trust Series I	M Capital Appreciation
Core Bond Trust Series NAV	M Large Cap Growth
Core Strategy Trust Series I	Mid Cap Index Trust Series I
Core Strategy Trust Series NAV	Mid Cap Index Trust Series NAV
Emerging Markets Value Trust Series I	Mid Cap Stock Trust Series I
Emerging Markets Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Equity-Income Trust Series I	Mid Value Trust Series I
Equity-Income Trust Series NAV	Mid Value Trust Series NAV
Financial Industries Trust Series I	Money Market Trust B Series NAV
Financial Industries Trust Series NAV	Money Market Trust Series I
Franklin Templeton Founding Allocation Trust Series I	PIMCO All Asset Real Estate Securities Trust Series I
Franklin Templeton Founding Allocation Trust Series NAV	Real Estate Securities Trust Series NAV Real Return Bond Trust Series I
Fundamental All Cap Core Trust Series I	Real Return Bond Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Science & Technology Trust Series I
Fundamental Large Cap Value Trust Series I	Science & Technology Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Short Term Government Income Trust Series I
Global Bond Trust Series I	Short Term Government Income Trust Series NAV
Global Bond Trust Series NAV	Small Cap Growth Trust Series I
Global Trust Series I	Small Cap Growth Trust Series NAV
Global Trust Series NAV	Small Cap Index Trust Series I
Health Sciences Trust Series I	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Opportunities Trust Series I
High Yield Trust Series I	Small Cap Opportunities Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series I
International Core Trust Series I	Small Cap Value Trust Series NAV

3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Small Company Value Trust Series I	U.S. Equity Trust Series NAV
Small Company Value Trust Series NAV	Ultra Short Term Bond Trust Series I
Strategic Income Opportunities Trust Series I	Ultra Short Term Bond Trust Series NAV
Strategic Income Opportunities Trust Series NAV	Utilities Trust Series I
Total Bond Market Trust B Series NAV	Utilities Trust Series NAV
Total Stock Market Index Trust Series I	Value Trust Series I
Total Stock Market Index Trust Series NAV	Value Trust Series NAV
U.S. Equity Trust Series I

as of December 31, 2015, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the Fundamental Value Trust Series I, Fundamental Value Trust Series NAV, Natural Resources Trust Series I. Natural Resources Trust Series NAV, Total Return Trust Series I, and Total Return Trust Series NAV (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, the results of their and the closed sub-accounts’ operations, and changes in contract owners’ equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

April 05, 2016

4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	500 Index Fund B Series NAV	Active Bond Trust Series I	Active Bond Trust Series NAV	All Cap Core Trust Series I	All Cap Core Trust Series NAV	Alpha Opportunities Trust Series I
Total Assets
Investments at fair value	$71,733,584	$622,594	$339,738	$449,524	$1,593,831	$41,520

Units outstanding	1,980,760	30,430	4,775	15,284	76,770	1,882
Unit value	$36.22	$20.46	$71.15	$29.41	$20.76	$22.06

Shares	2,839,809	66,234	36,142	16,193	57,394	3,795
Cost	$70,170,461	$659,530	$361,728	$290,983	$1,230,207	$54,044

See accompanying notes.

5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Alpha Opportunities Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I	American International Trust Series I
Total Assets
Investments at fair value	$331,386	$8,795,382	$427,334	$11,721,383	$11,818,120	$15,950,954

Units outstanding	13,602	597,941	27,410	487,981	468,780	848,925
Unit value	$24.36	$14.71	$15.59	$24.02	$25.21	$18.79

Shares	30,264	618,957	27,785	485,357	558,512	919,363
Cost	$377,022	$6,880,581	$439,254	$10,454,177	$9,631,141	$16,523,252

See accompanying notes.

6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	American New World Trust Series I	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series NAV	Bond Trust Series I	Bond Trust Series NAV	Capital Appreciation Trust Series I
Total Assets
Investments at fair value	$1,994,863	$8,641,024	$46,931,439	$5,809,744	$698,702	$8,541,686

Units outstanding	130,392	174,050	345,379	527,987	62,379	326,790
Unit value	$15.30	$49.65	$135.88	$11.00	$11.20	$26.14

Shares	180,531	266,287	1,446,269	436,823	52,574	604,935
Cost	$2,379,581	$8,002,035	$45,143,560	$6,026,677	$730,141	$8,653,914

See accompanying notes.

7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series I	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series I	Core Bond Trust Series NAV	Core Strategy Trust Series I
Total Assets
Investments at fair value	$1,756,484	$320,875	$263,189	$10,922,386	$23,019,015	$103,653

Units outstanding	64,777	18,307	14,257	556,857	1,410,618	7,429
Unit value	$27.12	$17.53	$18.46	$19.61	$16.32	$13.95

Shares	124,309	27,975	22,986	839,538	1,776,158	7,356
Cost	$1,798,713	$357,246	$285,628	$11,226,023	$23,681,874	$105,461

See accompanying notes.

8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Core Strategy Trust Series NAV	Emerging Markets Value Trust Series I	Emerging Markets Value Trust Series NAV	Equity-Income Trust Series I	Equity-Income Trust Series NAV	Financial Industries Trust Series I
Total Assets
Investments at fair value	$2,739,770	$68,307	$833,124	$9,307,112	$35,253,171	$681,615

Units outstanding	186,052	6,322	90,875	239,984	823,841	32,096
Unit value	$14.73	$10.80	$9.17	$38.78	$42.79	$21.24

Shares	194,310	9,703	118,510	589,431	2,239,719	60,967
Cost	$2,870,101	$94,979	$1,118,536	$10,555,310	$41,913,138	$841,547

See accompanying notes.

9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Financial Industries Trust Series NAV	Franklin Templeton Founding Allocation Trust Series I	Franklin Templeton Founding Allocation Trust Series NAV	Fundamental All Cap Core Trust Series I	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series I
Total Assets
Investments at fair value	$378,861	$9,443	$138,132	$437,551	$1,309,358	$5,780,659

Units outstanding	13,663	726	10,074	12,067	58,079	216,982
Unit value	$27.73	$13.01	$13.71	$36.26	$22.54	$26.64

Shares	33,979	793	11,608	19,621	58,453	337,065
Cost	$479,503	$10,464	$149,224	$403,220	$1,107,876	$5,808,379

See accompanying notes.

10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series I	Global Bond Trust Series NAV	Global Trust Series I	Global Trust Series NAV	Health Sciences Trust Series I
Total Assets
Investments at fair value	$3,773,445	$1,122,595	$5,977,145	$2,224,225	$1,988,604	$8,069,138

Units outstanding	191,036	41,347	201,082	83,239	123,010	110,117
Unit value	$19.75	$27.15	$29.72	$26.72	$16.17	$73.28

Shares	220,026	95,135	508,693	123,912	110,848	252,793
Cost	$3,828,764	$1,155,334	$6,361,149	$2,402,621	$2,209,136	$8,284,287

See accompanying notes.

11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Health Sciences Trust Series NAV	High Yield Trust Series I	High Yield Trust Series NAV	International Core Trust Series I	International Core Trust Series NAV	International Equity Index Trust B Series I
Total Assets
Investments at fair value	$4,921,314	$2,758,324	$2,263,550	$2,389,485	$436,958	$4,525,255

Units outstanding	81,107	102,486	116,916	129,399	28,729	419,582
Unit value	$60.68	$26.91	$19.36	$18.47	$15.21	$10.79

Shares	152,836	572,266	476,537	247,872	45,469	311,228
Cost	$5,178,286	$3,415,699	$2,752,705	$2,662,879	$512,667	$4,976,251

See accompanying notes.

12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	International Equity Index Trust B Series NAV	International Growth Stock Trust Series I	International Growth Stock Trust Series NAV	International Small Company Trust Series I	International Small Company Trust Series NAV	International Value Trust Series I
Total Assets
Investments at fair value	$11,818,831	$1,579,230	$8,456,858	$587,121	$1,004,311	$3,623,211

Units outstanding	276,267	131,425	695,770	40,372	66,351	174,351
Unit value	$42.78	$12.02	$12.15	$14.54	$15.14	$20.78

Shares	812,849	99,260	531,544	48,482	82,932	319,789
Cost	$13,109,287	$1,694,934	$8,627,861	$590,955	$949,288	$4,000,379

See accompanying notes.

13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	International Value Trust Series NAV	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series NAV	Lifestyle Aggressive MVP Series I	Lifestyle Aggressive MVP Series NAV	Lifestyle Balanced MVP Series I
Total Assets
Investments at fair value	$4,105,365	$4,774,684	$690,719	$1,050,019	$6,434,318	$4,491,307

Units outstanding	288,124	156,440	43,523	39,961	365,714	146,545
Unit value	$14.25	$30.52	$15.87	$26.28	$17.59	$30.65

Shares	364,921	440,469	63,896	105,955	648,621	366,937
Cost	$4,781,469	$5,043,553	$740,211	$1,089,120	$7,040,435	$4,790,804

See accompanying notes.

14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Lifestyle Balanced MVP Series NAV	Lifestyle Conservative MVP Series I	Lifestyle Conservative MVP Series NAV	Lifestyle Growth MVP Series I	Lifestyle Growth MVP Series NAV	Lifestyle Moderate MVP Series I
Total Assets
Investments at fair value	$15,116,582	$1,841,643	$4,546,306	$3,612,225	$24,773,270	$1,807,819

Units outstanding	879,721	58,246	276,655	126,742	1,440,273	56,530
Unit value	$17.18	$31.62	$16.43	$28.50	$17.20	$31.98

Shares	1,233,000	165,318	407,010	274,069	1,878,186	154,251
Cost	$16,723,514	$2,024,014	$5,073,085	$3,615,190	$25,544,617	$2,050,826

See accompanying notes.

15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Lifestyle Moderate MVP Series NAV	M Capital Appreciation (a)	Mid Cap Index Trust Series I	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series NAV
Total Assets
Investments at fair value	$9,046,231	$328,631	$6,320,624	$23,160,316	$3,499,832	$6,484,315

Units outstanding	528,138	4,135	165,157	861,157	107,107	85,358
Unit value	$17.13	$79.48	$38.27	$26.89	$32.68	$75.97

Shares	771,205	13,067	321,660	1,178,642	230,707	423,258
Cost	$10,130,934	$375,370	$6,927,386	$26,377,819	$3,804,434	$7,665,309

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Mid Value Trust Series I	Mid Value Trust Series NAV	Money Market Trust B Series NAV	Money Market Trust Series I	PIMCO All Asset (a)	Real Estate Securities Trust Series I
Total Assets
Investments at fair value	$3,980,497	$8,364,434	$53,619,767	$26,531,963	$3,158,323	$10,349,246

Units outstanding	162,397	216,961	3,086,046	1,286,207	208,113	63,711
Unit value	$24.51	$38.55	$17.37	$20.63	$15.18	$162.44

Shares	371,315	783,921	53,619,767	26,531,963	341,440	572,731
Cost	$4,964,992	$10,337,876	$53,619,767	$26,531,963	$3,788,978	$7,349,993

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Real Estate Securities Trust Series NAV	Real Return Bond Trust Series I	Real Return Bond Trust Series NAV	Science & Technology Trust Series I	Science & Technology Trust Series NAV	Short Term Government Income Trust Series I
Total Assets
Investments at fair value	$12,730,922	$1,455,643	$9,714,885	$8,846,389	$2,339,109	$1,561,840

Units outstanding	89,152	73,273	670,049	271,129	81,554	150,590
Unit value	$142.80	$19.87	$14.50	$32.63	$28.68	$10.37

Shares	708,454	133,423	903,710	372,010	97,626	127,497
Cost	$11,525,987	$1,628,652	$10,742,360	$9,015,306	$2,511,572	$1,602,455

See accompanying notes.

18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Short Term Government Income Trust Series NAV	Small Cap Growth Trust Series I	Small Cap Growth Trust Series NAV	Small Cap Index Trust Series I	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series I
Total Assets
Investments at fair value	$1,410,456	$1,117,900	$8,184,106	$5,827,419	$5,374,848	$13,648,912

Units outstanding	131,528	46,012	273,720	200,328	217,000	393,599
Unit value	$10.72	$24.30	$29.90	$29.09	$24.77	$34.68

Shares	115,139	129,837	941,784	438,812	404,428	474,580
Cost	$1,440,725	$1,407,377	$9,924,622	$6,440,182	$6,099,453	$14,238,410

See accompanying notes.

19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Small Cap Opportunities Trust Series NAV	Small Cap Value Trust Series I	Small Cap Value Trust Series NAV	Small Company Value Trust Series I	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series I
Total Assets
Investments at fair value	$286,152	$790,432	$7,881,600	$3,053,370	$454,120	$2,624,243

Units outstanding	15,521	33,652	115,421	101,321	21,064	104,935
Unit value	$18.44	$23.49	$68.29	$30.14	$21.56	$25.01

Shares	9,995	38,938	389,215	155,151	23,122	200,784
Cost	$312,888	$914,462	$8,948,990	$3,462,454	$539,245	$2,710,527

See accompanying notes.

20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Strategic Income Opportunities Trust Series NAV	Total Bond Market Trust B Series NAV	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series NAV	U.S. Equity Trust Series I	U.S. Equity Trust Series NAV
Total Assets
Investments at fair value	$3,462,297	$16,287,586	$6,176,641	$1,706,335	$1,555,543	$2,181,051

Units outstanding	178,541	687,371	274,469	21,518	107,396	148,019
Unit value	$19.39	$23.70	$22.50	$79.30	$14.48	$14.73

Shares	265,717	1,612,632	350,746	96,896	81,399	114,131
Cost	$3,560,716	$16,785,263	$6,099,349	$1,634,313	$1,344,923	$1,936,323

See accompanying notes.

21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series I	Utilities Trust Series NAV	Value Trust Series I	Value Trust Series NAV
Total Assets
Investments at fair value	$8,858	$1,252,422	$1,199,810	$1,544,474	$2,209,157	$1,416,747

Units outstanding	910	124,349	40,494	60,659	46,950	57,233
Unit value	$9.73	$10.07	$29.63	$25.46	$47.05	$24.75

Shares	761	107,596	99,569	128,385	109,581	70,380
Cost	$9,115	$1,267,665	$1,565,741	$1,905,468	$2,346,642	$1,625,858

See accompanying notes.

22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund B Series NAV		Active Bond Trust Series I		Active Bond Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$1,282,150	$1,085,153	$33,359	$24,116	$17,516	$9,373
Expenses:
Mortality and expense risk and administrative charges	(96,913)	(97,809)	(4,009)	(3,911)	—	—

Net investment income (loss)	1,185,237	987,344	29,350	20,205	17,516	9,373

Realized gains (losses) on investments:
Capital gain distributions received	721,119	948,791	(2)	—	—	—
Net realized gain (loss)	9,900,551	5,420,301	(2,560)	900	(2,322)	(2,607)

Realized gains (losses)	10,621,670	6,369,092	(2,562)	900	(2,322)	(2,607)

Unrealized appreciation (depreciation) during the period	(10,584,673)	568,294	(30,290)	16,625	(16,178)	6,192

Net increase (decrease) in contract owners’ equity from operations	1,222,234	7,924,730	(3,502)	37,730	(984)	12,958

Changes from principal transactions:
Purchase payments	2,659,989	2,359,292	51,531	42,940	76,662	34,311
Transfers between sub-accounts and the company	6,729,049	7,737,412	78,514	131,353	22,369	100,672
Transfers on general account policy loans	(2,479,116)	(424,345)	(588)	(316)	—	—
Withdrawals	(4,939,493)	(1,536,440)	(23,547)	(2,508)	(7,962)	(62,472)
Annual contract fee	(1,624,817)	(1,294,472)	(132,224)	(113,061)	(8,690)	(6,711)

Net increase (decrease) in contract owners’ equity from principal transactions	345,612	6,841,447	(26,314)	58,408	82,379	65,800

Total increase (decrease) in contract owners’ equity	1,567,846	14,766,177	(29,816)	96,138	81,395	78,758
Contract owners’ equity at beginning of period	70,165,738	55,399,561	652,410	556,272	258,343	179,585

Contract owners’ equity at end of period	$71,733,584	$70,165,738	$622,594	$652,410	$339,738	$258,343

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,978,310	1,786,837	31,753	28,744	3,635	2,703
Units issued	1,166,603	739,484	22,394	8,679	2,854	2,388
Units redeemed	(1,164,153)	(548,011)	(23,717)	(5,670)	(1,714)	(1,456)

Units, end of period	1,980,760	1,978,310	30,430	31,753	4,775	3,635

See accompanying notes.

23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	All Cap Core Trust Series I		All Cap Core Trust Series NAV		Alpha Opportunities Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$4,517	$4,640	$16,172	$12,790	$278	$234
Expenses:
Mortality and expense risk and administrative charges	(3,134)	(2,974)	—	—	(279)	(275)

Net investment income (loss)	1,383	1,666	16,172	12,790	(1)	(41)

Realized gains (losses) on investments:
Capital gain distributions received	—	(1)	—	—	7,745	9,450
Net realized gain (loss)	22,624	14,306	44,116	45,318	(626)	103

Realized gains (losses)	22,624	14,305	44,116	45,318	7,119	9,553

Unrealized appreciation (depreciation) during the period	(13,699)	19,538	(19,980)	61,679	(7,350)	(6,499)

Net increase (decrease) in contract owners’ equity from operations	10,308	35,509	40,308	119,787	(232)	3,013

Changes from principal transactions:
Purchase payments	14,837	14,043	59,457	302,703	—	54
Transfers between sub-accounts and the company	6,101	52,786	38,457	49,175	—	(56)
Transfers on general account policy loans	2,367	(96)	21,251	—	—	—
Withdrawals	(28,711)	(42,584)	(18,102)	(21,280)	(2)	(15)
Annual contract fee	(40,418)	(34,374)	(32,635)	(29,289)	(2,306)	(1,980)

Net increase (decrease) in contract owners’ equity from principal transactions	(45,824)	(10,225)	68,428	301,309	(2,308)	(1,997)

Total increase (decrease) in contract owners’ equity	(35,516)	25,284	108,736	421,096	(2,540)	1,016
Contract owners’ equity at beginning of period	485,040	459,756	1,485,095	1,063,999	44,060	43,044

Contract owners’ equity at end of period	$449,524	$485,040	$1,593,831	$1,485,095	$41,520	$44,060

	2015	2014	2015	2014	2015	2014
Units, beginning of period	16,812	17,368	73,424	57,702	1,984	2,080
Units issued	760	3,764	7,759	20,566	—	48
Units redeemed	(2,288)	(4,320)	(4,413)	(4,844)	(102)	(144)

Units, end of period	15,284	16,812	76,770	73,424	1,882	1,984

See accompanying notes.

24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Alpha Opportunities Trust Series NAV		American Asset Allocation Trust Series I		American Global Growth Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$3,612	$2,596	$186,426	$140,129	$6,641	$2,383
Expenses:
Mortality and expense risk and administrative charges	—	—	(53,590)	(59,397)	(511)	(671)

Net investment income (loss)	3,612	2,596	132,836	80,732	6,130	1,712

Realized gains (losses) on investments:
Capital gain distributions received	147,073	95,285	752,089	—	32,308	—
Net realized gain (loss)	(218,744)	2,429	565,487	700,722	(60,656)	4,641

Realized gains (losses)	(71,671)	97,714	1,317,576	700,722	(28,348)	4,641

Unrealized appreciation (depreciation) during the period	31,450	(81,445)	(1,406,902)	(344,107)	(48,810)	(1,449)

Net increase (decrease) in contract owners’ equity from operations	(36,609)	18,865	43,510	437,347	(71,028)	4,904

Changes from principal transactions:
Purchase payments	409,947	16,627	583,458	591,105	68,308	35,102
Transfers between sub-accounts and the company	(454,925)	399,783	336,167	(33,209)	184,961	66,715
Transfers on general account policy loans	—	—	(8,903)	30,278	(53,827)	(292)
Withdrawals	(28)	(9,409)	(633,132)	(559,024)	26,659	(6,052)
Annual contract fee	(38,104)	(19,322)	(856,016)	(905,124)	(22,224)	(9,555)

Net increase (decrease) in contract owners’ equity from principal transactions	(83,110)	387,679	(578,426)	(875,974)	203,877	85,918

Total increase (decrease) in contract owners’ equity	(119,719)	406,544	(534,916)	(438,627)	132,849	90,822
Contract owners’ equity at beginning of period	451,105	44,561	9,330,298	9,768,925	294,485	203,663

Contract owners’ equity at end of period	$331,386	$451,105	$8,795,382	$9,330,298	$427,334	$294,485

	2015	2014	2015	2014	2015	2014
Units, beginning of period	18,510	1,977	638,145	698,325	20,260	14,273
Units issued	16,668	17,776	58,245	99,913	376,969	7,623
Units redeemed	(21,576)	(1,243)	(98,449)	(160,093)	(369,819)	(1,636)

Units, end of period	13,602	18,510	597,941	638,145	27,410	20,260

See accompanying notes.

25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series I		American Growth-Income Trust Series I		American International Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$30,984	$116,011	$163,519	$110,410	$206,997	$204,669
Expenses:
Mortality and expense risk and administrative charges	(16,109)	(17,013)	(52,195)	(52,611)	(15,122)	(17,672)

Net investment income (loss)	14,875	98,998	111,324	57,799	191,875	186,997

Realized gains (losses) on investments:
Capital gain distributions received	648,887	—	1,349,660	—	—	2
Net realized gain (loss)	1,992,587	818,731	701,135	812,104	625,249	1,210,896

Realized gains (losses)	2,641,474	818,731	2,050,795	812,104	625,249	1,210,898

Unrealized appreciation (depreciation) during the period	(1,643,801)	183,599	(2,067,970)	222,100	(1,637,123)	(1,989,053)

Net increase (decrease) in contract owners’ equity from operations	1,012,548	1,101,328	94,149	1,092,003	(819,999)	(591,158)

Changes from principal transactions:
Purchase payments	384,994	343,412	406,997	543,305	275,912	493,412
Transfers between sub-accounts and the company	(2,397,986)	(44,995)	51,916	529,116	(4,002)	394,733
Transfers on general account policy loans	(122,743)	(9,597)	(131,823)	52,478	(35,710)	(5,611)
Withdrawals	(764,823)	(508,743)	(511,681)	(536,252)	(1,029,385)	(345,478)
Annual contract fee	(305,731)	(286,731)	(712,875)	(689,851)	(355,838)	(356,866)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,206,289)	(506,654)	(897,466)	(101,204)	(1,149,023)	180,190

Total increase (decrease) in contract owners’ equity	(2,193,741)	594,674	(803,317)	990,799	(1,969,022)	(410,968)
Contract owners’ equity at beginning of period	13,915,124	13,320,450	12,621,437	11,630,638	17,919,976	18,330,944

Contract owners’ equity at end of period	$11,721,383	$13,915,124	$11,818,120	$12,621,437	$15,950,954	$17,919,976

	2015	2014	2015	2014	2015	2014
Units, beginning of period	605,899	626,036	501,916	507,491	885,723	878,450
Units issued	369,610	124,403	31,131	83,731	243,151	290,138
Units redeemed	(487,528)	(144,540)	(64,267)	(89,306)	(279,949)	(282,865)

Units, end of period	487,981	605,899	468,780	501,916	848,925	885,723

See accompanying notes.

26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American New World Trust Series I		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$32,807	$17,702	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,558)	(3,454)	(36,229)	(31,145)	—	—

Net investment income (loss)	29,249	14,248	(36,229)	(31,145)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	222,931	44,793	1,568,001	264,854	7,776,668	1,293,503
Net realized gain (loss)	(114,342)	5,038	551,474	867,421	3,371,714	1,472,842

Realized gains (losses)	108,589	49,831	2,119,475	1,132,275	11,148,382	2,766,345

Unrealized appreciation (depreciation) during the period	(237,419)	(197,146)	(1,308,652)	(573,146)	(6,541,551)	75,245

Net increase (decrease) in contract owners’ equity from operations	(99,581)	(133,067)	774,594	527,984	4,606,831	2,841,590

Changes from principal transactions:
Purchase payments	53,398	124,672	78,332	70,879	2,062,191	2,437,806
Transfers between sub-accounts and the company	69,200	1,505,817	1,328,065	(67,179)	3,631,363	4,718,348
Transfers on general account policy loans	(49)	(3,735)	139,591	118,866	(32,498)	(173,654)
Withdrawals	(22,895)	(17,497)	(223,931)	(206,449)	(695,313)	(303,633)
Annual contract fee	(29,827)	(21,568)	(355,760)	(326,511)	(599,469)	(470,887)

Net increase (decrease) in contract owners’ equity from principal transactions	69,827	1,587,689	966,297	(410,394)	4,366,274	6,207,980

Total increase (decrease) in contract owners’ equity	(29,754)	1,454,622	1,740,891	117,590	8,973,105	9,049,570
Contract owners’ equity at beginning of period	2,024,617	569,995	6,900,133	6,782,543	37,958,334	28,908,764

Contract owners’ equity at end of period	$1,994,863	$2,024,617	$8,641,024	$6,900,133	$46,931,439	$37,958,334

	2015	2014	2015	2014	2015	2014
Units, beginning of period	127,899	32,698	154,074	165,084	310,431	257,961
Units issued	109,771	98,038	46,341	36,543	99,708	84,573
Units redeemed	(107,278)	(2,837)	(26,365)	(47,553)	(64,760)	(32,103)

Units, end of period	130,392	127,899	174,050	154,074	345,379	310,431

See accompanying notes.

27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Bond Trust Series I		Bond Trust Series NAV		Capital Appreciation Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$169,912	$19,691	$21,449	$16,541	$—	$3,536
Expenses:
Mortality and expense risk and administrative charges	(17,645)	(2,021)	—	—	(29,859)	(30,176)

Net investment income (loss)	152,267	17,670	21,449	16,541	(29,859)	(26,640)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	1,360,847	813,711
Net realized gain (loss)	(8,837)	(156)	(1,496)	(635)	131,917	843,332

Realized gains (losses)	(8,837)	(156)	(1,496)	(635)	1,492,764	1,657,043

Unrealized appreciation (depreciation) during the period	(209,961)	12,879	(18,215)	17,067	(649,368)	(984,607)

Net increase (decrease) in contract owners’ equity from operations	(66,531)	30,393	1,738	32,973	813,537	645,796

Changes from principal transactions:
Purchase payments	2,557	558	31,189	95,223	28,572	29,684
Transfers between sub-accounts and the company	5,184,578	243,535	52,400	10,274	136,185	(854,757)
Transfers on general account policy loans	—	—	(25,989)	(5,592)	2,092	11,731
Withdrawals	(2,271)	5	64	34	(52,161)	(81,461)
Annual contract fee	(72,245)	(7,180)	(21,648)	(19,555)	(190,772)	(194,503)

Net increase (decrease) in contract owners’ equity from principal transactions	5,112,619	236,918	36,016	80,384	(76,084)	(1,089,306)

Total increase (decrease) in contract owners’ equity	5,046,088	267,311	37,754	113,357	737,453	(443,510)
Contract owners’ equity at beginning of period	763,656	496,345	660,948	547,591	7,804,233	8,247,743

Contract owners’ equity at end of period	$5,809,744	$763,656	$698,702	$660,948	$8,541,686	$7,804,233

	2015	2014	2015	2014	2015	2014
Units, beginning of period	69,117	47,293	59,182	51,772	331,659	384,105
Units issued	534,477	23,124	11,408	24,375	37,121	104,510
Units redeemed	(75,607)	(1,300)	(8,211)	(16,965)	(41,990)	(156,956)

Units, end of period	527,987	69,117	62,379	59,182	326,790	331,659

See accompanying notes.

28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Capital Appreciation Value Trust Series I		Capital Appreciation Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$419	$1,007	$8,938	$37,056	$2,957	$2,106
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,379)	(7,693)	—	—

Net investment income (loss)	419	1,007	(441)	29,363	2,957	2,106

Realized gains (losses) on investments:
Capital gain distributions received	293,666	130,651	425,748	184,493	27,718	14,205
Net realized gain (loss)	76,342	81,335	(343,251)	4,432	927	2,701

Realized gains (losses)	370,008	211,986	82,497	188,925	28,645	16,906

Unrealized appreciation (depreciation) during the period	(218,299)	(105,957)	(51,210)	(745)	(20,565)	(3,847)

Net increase (decrease) in contract owners’ equity from operations	152,128	107,036	30,846	217,543	11,037	15,165

Changes from principal transactions:
Purchase payments	180,636	100,258	2,474	1,475	25,532	20,407
Transfers between sub-accounts and the company	272,911	164,837	(2,720,242)	2,367,189	74,330	52,314
Transfers on general account policy loans	(75,507)	(14,267)	(15,390)	330	(2,182)	(3)
Withdrawals	(28,817)	(86,188)	(901)	1,156	(7,124)	(17,943)
Annual contract fee	(60,932)	(42,683)	(43,468)	(31,081)	(8,545)	(5,442)

Net increase (decrease) in contract owners’ equity from principal transactions	288,291	121,957	(2,777,527)	2,339,069	82,011	49,333

Total increase (decrease) in contract owners’ equity	440,419	228,993	(2,746,681)	2,556,612	93,048	64,498
Contract owners’ equity at beginning of period	1,316,065	1,087,072	3,067,556	510,944	170,141	105,643

Contract owners’ equity at end of period	$1,756,484	$1,316,065	$320,875	$3,067,556	$263,189	$170,141

	2015	2014	2015	2014	2015	2014
Units, beginning of period	54,104	49,018	180,139	33,513	9,702	6,770
Units issued	20,808	15,705	11,211	159,328	5,520	4,851
Units redeemed	(10,135)	(10,619)	(173,043)	(12,702)	(965)	(1,919)

Units, end of period	64,777	54,104	18,307	180,139	14,257	9,702

See accompanying notes.

29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series I		Core Bond Trust Series NAV		Core Strategy Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$190,497	$408	$372,214	$17,436	$2,391	$2,496
Expenses:
Mortality and expense risk and administrative charges	(24,503)	(92)	—	—	(774)	(697)

Net investment income (loss)	165,994	316	372,214	17,436	1,617	1,799

Realized gains (losses) on investments:
Capital gain distributions received	27,214	—	50,559	—	3,458	327
Net realized gain (loss)	(75,953)	(128)	(175,242)	(9,656)	(3,181)	837

Realized gains (losses)	(48,739)	(128)	(124,683)	(9,656)	277	1,164

Unrealized appreciation (depreciation) during the period	(302,975)	529	(645,755)	22,676	(6,065)	2,422

Net increase (decrease) in contract owners’ equity from operations	(185,720)	717	(398,224)	30,456	(4,171)	5,385

Changes from principal transactions:
Purchase payments	92,440	1,558	348,019	15,644	3,149	3,045
Transfers between sub-accounts and the company	11,235,324	(240)	24,467,104	615,743	(4)	(53,074)
Transfers on general account policy loans	21,763	—	(426,842)	(60,333)	—	—
Withdrawals	(49,461)	4	(1,662,598)	—	3,382	(629)
Annual contract fee	(205,595)	(2,200)	(337,560)	(18,375)	(2,094)	(2,556)

Net increase (decrease) in contract owners’ equity from principal transactions	11,094,471	(878)	22,388,123	552,679	4,433	(53,214)

Total increase (decrease) in contract owners’ equity	10,908,751	(161)	21,989,899	583,135	262	(47,829)
Contract owners’ equity at beginning of period	13,635	13,796	1,029,116	445,981	103,391	151,220

Contract owners’ equity at end of period	$10,922,386	$13,635	$23,019,015	$1,029,116	$103,653	$103,391

	2015	2014	2015	2014	2015	2014
Units, beginning of period	716	763	63,291	29,076	7,355	11,340
Units issued	806,434	94	2,066,816	40,188	67,761	191
Units redeemed	(250,293)	(141)	(719,489)	(5,973)	(67,687)	(4,176)

Units, end of period	556,857	716	1,410,618	63,291	7,429	7,355

See accompanying notes.

30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Strategy Trust Series NAV		Emerging Markets Value Trust Series I		Emerging Markets Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$64,517	$67,496	$2,542	$3,606	$22,200	$22,281
Expenses:
Mortality and expense risk and administrative charges	—	—	(827)	(2,164)	—	—

Net investment income (loss)	64,517	67,496	1,715	1,442	22,200	22,281

Realized gains (losses) on investments:
Capital gain distributions received	97,049	7,776	—	6,779	—	41,505
Net realized gain (loss)	1,788	8,293	(17,807)	(20,435)	(102,845)	(16,528)

Realized gains (losses)	98,837	16,069	(17,807)	(13,656)	(102,845)	24,977

Unrealized appreciation (depreciation) during the period	(167,511)	31,650	(11,741)	(5,512)	(135,798)	(47,416)

Net increase (decrease) in contract owners’ equity from operations	(4,157)	115,215	(27,833)	(17,726)	(216,443)	(158)

Changes from principal transactions:
Purchase payments	140,594	401,461	1,472	2,863	147,176	202,371
Transfers between sub-accounts and the company	37,319	2,142,904	(48,376)	(760,392)	(109,124)	(198,275)
Transfers on general account policy loans	(108,482)	(132)	—	—	(612)	(4,798)
Withdrawals	(1,818)	(92,850)	(25,629)	(7,992)	(22,486)	(496,782)
Annual contract fee	(78,599)	(52,188)	(5,450)	(8,113)	(34,854)	(39,887)

Net increase (decrease) in contract owners’ equity from principal transactions	(10,986)	2,399,195	(77,983)	(773,634)	(19,900)	(537,371)

Total increase (decrease) in contract owners’ equity	(15,143)	2,514,410	(105,816)	(791,360)	(236,343)	(537,529)
Contract owners’ equity at beginning of period	2,754,913	240,503	174,123	965,483	1,069,467	1,606,996

Contract owners’ equity at end of period	$2,739,770	$2,754,913	$68,307	$174,123	$833,124	$1,069,467

	2015	2014	2015	2014	2015	2014
Units, beginning of period	186,973	17,326	12,966	67,004	94,432	134,286
Units issued	13,383	180,865	349	814	33,026	713,944
Units redeemed	(14,304)	(11,218)	(6,993)	(54,852)	(36,583)	(753,798)

Units, end of period	186,052	186,973	6,322	12,966	90,875	94,432

See accompanying notes.

31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity-Income Trust Series I		Equity-Income Trust Series NAV		Financial Industries Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$198,283	$245,660	$768,816	$790,767	$6,837	$8,992
Expenses:
Mortality and expense risk and administrative charges	(47,683)	(53,387)	—	—	(5,212)	(4,951)

Net investment income (loss)	150,600	192,273	768,816	790,767	1,625	4,041

Realized gains (losses) on investments:
Capital gain distributions received	1,001,855	1,065,012	3,391,324	3,473,532	210,455	(2)
Net realized gain (loss)	210,387	1,752,773	1,618,154	4,446,816	131,448	87,594

Realized gains (losses)	1,212,242	2,817,785	5,009,478	7,920,348	341,903	87,592

Unrealized appreciation (depreciation) during the period	(2,259,100)	(2,158,614)	(8,305,580)	(5,798,771)	(335,732)	(7,985)

Net increase (decrease) in contract owners’ equity from operations	(896,258)	851,444	(2,527,286)	2,912,344	7,796	83,648

Changes from principal transactions:
Purchase payments	103,836	93,826	1,953,579	2,479,533	9,378	5,586
Transfers between sub-accounts and the company	(3,063,633)	1,704,089	(2,989,989)	828,567	(731,876)	332,004
Transfers on general account policy loans	(18,147)	696	(369,007)	(104,264)	63	82
Withdrawals	(117,998)	(42,361)	(1,947,391)	(742,584)	(17,768)	(21,002)
Annual contract fee	(516,618)	(495,220)	(499,724)	(524,416)	(54,309)	(37,009)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,612,560)	1,261,030	(3,852,532)	1,936,836	(794,512)	279,661

Total increase (decrease) in contract owners’ equity	(4,508,818)	2,112,474	(6,379,818)	4,849,180	(786,716)	363,309
Contract owners’ equity at beginning of period	13,815,930	11,703,456	41,632,989	36,783,809	1,468,331	1,105,022

Contract owners’ equity at end of period	$9,307,112	$13,815,930	$35,253,171	$41,632,989	$681,615	$1,468,331

	2015	2014	2015	2014	2015	2014
Units, beginning of period	330,215	301,290	908,115	862,903	66,065	53,864
Units issued	44,271	166,802	270,407	392,484	22,298	38,849
Units redeemed	(134,502)	(137,877)	(354,681)	(347,272)	(56,267)	(26,648)

Units, end of period	239,984	330,215	823,841	908,115	32,096	66,065

See accompanying notes.

32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Franklin Templeton Founding Allocation Trust Series I		Franklin Templeton Founding Allocation Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$4,736	$3,099	$277	$341	$4,069	$7,219
Expenses:
Mortality and expense risk and administrative charges	—	—	(67)	(74)	—	—

Net investment income (loss)	4,736	3,099	210	267	4,069	7,219

Realized gains (losses) on investments:
Capital gain distributions received	157,230	—	—	—	—	—
Net realized gain (loss)	(16,149)	85,675	453	1,656	18,417	7,542

Realized gains (losses)	141,081	85,675	453	1,656	18,417	7,542

Unrealized appreciation (depreciation) during the period	(153,413)	(47,631)	(1,318)	(1,737)	(34,334)	(9,978)

Net increase (decrease) in contract owners’ equity from operations	(7,596)	41,143	(655)	186	(11,848)	4,783

Changes from principal transactions:
Purchase payments	69,300	52,593	5,016	5,065	25,821	22,039
Transfers between sub-accounts and the company	234,520	(45,926)	—	—	392	33,474
Transfers on general account policy loans	(95,985)	(40,410)	—	—	(50,935)	(20,124)
Withdrawals	(216,509)	(15,766)	7	(2,080)	(36,442)	5
Annual contract fee	(26,148)	(19,593)	(5,632)	(5,495)	(12,844)	(8,289)

Net increase (decrease) in contract owners’ equity from principal transactions	(34,822)	(69,102)	(609)	(2,510)	(74,008)	27,105

Total increase (decrease) in contract owners’ equity	(42,418)	(27,959)	(1,264)	(2,324)	(85,856)	31,888
Contract owners’ equity at beginning of period	421,279	449,238	10,707	13,031	223,988	192,100

Contract owners’ equity at end of period	$378,861	$421,279	$9,443	$10,707	$138,132	$223,988

	2015	2014	2015	2014	2015	2014
Units, beginning of period	14,800	17,147	771	960	15,395	13,607
Units issued	22,337	10,208	364	358	2,587	3,682
Units redeemed	(23,474)	(12,555)	(409)	(547)	(7,908)	(1,894)

Units, end of period	13,663	14,800	726	771	10,074	15,395

See accompanying notes.

33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental All Cap Core Trust Series I		Fundamental All Cap Core Trust Series NAV		Fundamental Large Cap Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$1,279	$—	$4,266	$63,828	$40,986
Expenses:
Mortality and expense risk and administrative charges	(1,545)	(1,429)	—	—	(29,920)	(14,734)

Net investment income (loss)	(1,545)	(150)	—	4,266	33,908	26,252

Realized gains (losses) on investments:
Capital gain distributions received	20,784	—	57,279	—	(2)	(5)
Net realized gain (loss)	2,312	123,394	39,419	28,072	206,995	46,328

Realized gains (losses)	23,096	123,394	96,698	28,072	206,993	46,323

Unrealized appreciation (depreciation) during the period	(4,162)	(93,080)	(55,309)	56,502	(315,142)	214,616

Net increase (decrease) in contract owners’ equity from operations	17,389	30,164	41,389	88,840	(74,241)	287,191

Changes from principal transactions:
Purchase payments	151	415	193,498	205,539	98,507	11,626
Transfers between sub-accounts and the company	129,276	(58,885)	123,930	(3,897)	(1,003,840)	4,395,659
Transfers on general account policy loans	—	—	(73)	(159)	(47,938)	27
Withdrawals	(565)	1,033	(27,504)	(38,673)	(173,673)	(3,776)
Annual contract fee	(14,317)	(11,626)	(30,847)	(21,152)	(299,038)	(82,084)

Net increase (decrease) in contract owners’ equity from principal transactions	114,545	(69,063)	259,004	141,658	(1,425,982)	4,321,452

Total increase (decrease) in contract owners’ equity	131,934	(38,899)	300,393	230,498	(1,500,223)	4,608,643
Contract owners’ equity at beginning of period	305,617	344,516	1,008,965	778,467	7,280,882	2,672,239

Contract owners’ equity at end of period	$437,551	$305,617	$1,309,358	$1,008,965	$5,780,659	$7,280,882

	2015	2014	2015	2014	2015	2014
Units, beginning of period	8,736	10,880	46,584	39,468	269,824	108,548
Units issued	4,059	7,797	16,156	10,943	41,329	195,130
Units redeemed	(728)	(9,941)	(4,661)	(3,827)	(94,171)	(33,854)

Units, end of period	12,067	8,736	58,079	46,584	216,982	269,824

See accompanying notes.

34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental’ Large Cap Value Trust Series NAV		Fundamental Value Trust Series I		Fundamental Value Trust Series NAV
	2015	2014	2015	2014 (b)	2015	2014 (b)
Income:
Dividend distributions received	$36,129	$21,278	$—	$72,835	$—	$9,879
Expenses:
Mortality and expense risk and administrative charges	—	—	—	(19,283)	—	—

Net investment income (loss)	36,129	21,278	—	53,552	—	9,879

Realized gains (losses) on investments:
Capital gain distributions received	—	1	—	1,020,729	—	135,032
Net realized gain (loss)	341,353	32,525	—	849,896	—	665,169

Realized gains (losses)	341,353	32,526	—	1,870,625	—	800,201

Unrealized appreciation (depreciation) during the period	(403,059)	199,757	—	(1,652,966)	—	(671,876)

Net increase (decrease) in contract owners’ equity from operations	(25,577)	253,561	—	271,211	—	138,204

Changes from principal transactions:
Purchase payments	231,235	460,766	—	69,893	—	51,362
Transfers between sub-accounts and the company	569,323	697,513	—	(4,669,764)	—	(3,054,290)
Transfers on general account policy loans	(71,915)	(24,390)	—	27,917	—	—
Withdrawals	(219,309)	(63,678)	—	(209,064)	—	(19,821)
Annual contract fee	(73,639)	(51,422)	—	(225,747)	—	(27,983)

Net increase (decrease) in contract owners’ equity from principal transactions	435,695	1,018,789	—	(5,006,765)	—	(3,050,732)

Total increase (decrease) in contract owners’ equity	410,118	1,272,350	—	(4,735,554)	—	(2,912,528)
Contract owners’ equity at beginning of period	3,363,327	2,090,977	—	4,735,554	—	2,912,528

Contract owners’ equity at end of period	$3,773,445	$3,363,327	$—	$—	$—	$—

	2015	2014	2015	2014	2015	2014
Units, beginning of period	168,466	115,904	—	207,120	—	166,902
Units issued	173,767	60,436	—	27,140	—	20,871
Units redeemed	(151,197)	(7,874)	—	(234,260)	—	(187,773)

Units, end of period	191,036	168,466	—	—	—	—

(b)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on November 10, 2014.

See accompanying notes.

35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Bond Trust Series I		Global Bond Trust Series NAV		Global Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$34,025	$23,529	$161,511	$73,583	$50,822	$66,510
Expenses:
Mortality and expense risk and administrative charges	(8,754)	(12,117)	—	—	(14,709)	(10,877)

Net investment income (loss)	25,271	11,412	161,511	73,583	36,113	55,633

Realized gains (losses) on investments:
Capital gain distributions received	2	(2)	—	—	—	(2)
Net realized gain (loss)	(146,520)	(21,041)	(190,499)	(113,607)	38,265	216,643

Realized gains (losses)	(146,518)	(21,043)	(190,499)	(113,607)	38,265	216,641

Unrealized appreciation (depreciation) during the period	29,532	57,750	(199,549)	199,758	(259,706)	(338,835)

Net increase (decrease) in contract owners’ equity from operations	(91,715)	48,119	(228,537)	159,734	(185,328)	(66,561)

Changes from principal transactions:
Purchase payments	33,092	16,857	149,795	258,505	27,470	16,279
Transfers between sub-accounts and the company	(1,222,561)	(63,449)	(531,154)	137,590	(706,011)	1,646,209
Transfers on general account policy loans	185	(30)	(4,096)	2,099	151	273
Withdrawals	(16,111)	(4,376)	(227,171)	(109,592)	(30,378)	(39,914)
Annual contract fee	(66,802)	(74,308)	(117,824)	(129,900)	(115,784)	(77,004)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,272,197)	(125,306)	(730,450)	158,702	(824,552)	1,545,843

Total increase (decrease) in contract owners’ equity	(1,363,912)	(77,187)	(958,987)	318,436	(1,009,880)	1,479,282
Contract owners’ equity at beginning of period	2,486,507	2,563,694	6,936,132	6,617,696	3,234,105	1,754,823

Contract owners’ equity at end of period	$1,122,595	$2,486,507	$5,977,145	$6,936,132	$2,224,225	$3,234,105

	2015	2014	2015	2014	2015	2014
Units, beginning of period	88,633	93,283	225,164	220,019	113,243	60,023
Units issued	70,832	11,852	66,468	79,106	23,584	84,659
Units redeemed	(118,118)	(16,502)	(90,550)	(73,961)	(53,588)	(31,439)

Units, end of period	41,347	88,633	201,082	225,164	83,239	113,243

See accompanying notes.

36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Trust Series NAV		Health Sciences Trust Series I		Health Sciences Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$43,264	$42,969	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(33,863)	(26,805)	—	—

Net investment income (loss)	43,264	42,969	(33,863)	(26,805)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,297,991	729,281	841,577	508,708
Net realized gain (loss)	38,734	70,694	845,996	908,983	882,857	568,470

Realized gains (losses)	38,734	70,694	2,143,987	1,638,264	1,724,434	1,077,178

Unrealized appreciation (depreciation) during the period	(221,522)	(142,227)	(1,417,776)	(111,030)	(1,110,578)	28,966

Net increase (decrease) in contract owners’ equity from operations	(139,524)	(28,564)	692,348	1,500,429	613,856	1,106,144

Changes from principal transactions:
Purchase payments	163,726	64,328	20,548	23,664	222,073	147,658
Transfers between sub-accounts and the company	16,774	1,544,668	1,149,332	477,906	1,448,797	24,070
Transfers on general account policy loans	(28,632)	(1,749)	145	281	(223,347)	3,388
Withdrawals	(160,697)	(34,210)	(97,376)	(163,919)	(1,480,248)	(205,217)
Annual contract fee	(72,385)	(24,953)	(201,222)	(181,642)	(113,340)	(85,005)

Net increase (decrease) in contract owners’ equity from principal transactions	(81,214)	1,548,084	871,427	156,290	(146,065)	(115,106)

Total increase (decrease) in contract owners’ equity	(220,738)	1,519,520	1,563,775	1,656,719	467,791	991,038
Contract owners’ equity at beginning of period	2,209,342	689,822	6,505,363	4,848,644	4,453,523	3,462,485

Contract owners’ equity at end of period	$1,988,604	$2,209,342	$8,069,138	$6,505,363	$4,921,314	$4,453,523

	2015	2014	2015	2014	2015	2014
Units, beginning of period	128,007	38,965	100,406	98,652	82,761	84,840
Units issued	17,494	105,899	49,124	39,550	47,977	24,737
Units redeemed	(22,491)	(16,857)	(39,413)	(37,796)	(49,631)	(26,816)

Units, end of period	123,010	128,007	110,117	100,406	81,107	82,761

See accompanying notes.

37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series I		High Yield Trust Series NAV		International Core Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$236,834	$284,027	$211,295	$275,166	$77,140	$103,795
Expenses:
Mortality and expense risk and administrative charges	(13,912)	(20,167)	—	—	(12,612)	(15,327)

Net investment income (loss)	222,922	263,860	211,295	275,166	64,528	88,468

Realized gains (losses) on investments:
Capital gain distributions received	(2)	—	—	—	—	—
Net realized gain (loss)	(197,529)	126,580	(298,836)	11,691	18,646	341,902

Realized gains (losses)	(197,531)	126,580	(298,836)	11,691	18,646	341,902

Unrealized appreciation (depreciation) during the period	(302,971)	(399,524)	(146,436)	(319,495)	(195,218)	(636,759)

Net increase (decrease) in contract owners’ equity from operations	(277,580)	(9,084)	(233,977)	(32,638)	(112,044)	(206,389)

Changes from principal transactions:
Purchase payments	35,201	24,358	108,377	180,635	35,694	42,230
Transfers between sub-accounts and the company	(714,667)	(613,194)	(963,062)	1,527,095	84,288	(66,615)
Transfers on general account policy loans	(133)	26	(86,931)	(30,909)	186	76,456
Withdrawals	(55,707)	(33,313)	(417,631)	(135,806)	(115,518)	(109,266)
Annual contract fee	(169,472)	(195,704)	(62,852)	(60,038)	(115,895)	(135,119)

Net increase (decrease) in contract owners’ equity from principal transactions	(904,778)	(817,827)	(1,422,099)	1,480,977	(111,245)	(192,314)

Total increase (decrease) in contract owners’ equity	(1,182,358)	(826,911)	(1,656,076)	1,448,339	(223,289)	(398,703)
Contract owners’ equity at beginning of period	3,940,682	4,767,593	3,919,626	2,471,287	2,612,774	3,011,477

Contract owners’ equity at end of period	$2,758,324	$3,940,682	$2,263,550	$3,919,626	$2,389,485	$2,612,774

	2015	2014	2015	2014	2015	2014
Units, beginning of period	134,138	162,490	185,483	116,952	133,817	144,210
Units issued	22,790	67,652	65,401	103,125	56,694	68,849
Units redeemed	(54,442)	(96,004)	(133,968)	(34,594)	(61,112)	(79,242)

Units, end of period	102,486	134,138	116,916	185,483	129,399	133,817

See accompanying notes.

38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Core Trust Series NAV		International Equity Index Trust B Series I		International Equity Index Trust B Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$15,664	$15,636	$117,760	$139,780	$309,108	$416,066
Expenses:
Mortality and expense risk and administrative charges	—	—	(15,964)	(16,336)	—	—

Net investment income (loss)	15,664	15,636	101,796	123,444	309,108	416,066

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1	—	—	—
Net realized gain (loss)	3,154	20,645	(10,188)	141,478	387,327	1,143,466

Realized gains (losses)	3,154	20,645	(10,187)	141,478	387,327	1,143,466

Unrealized appreciation (depreciation) during the period	(68,447)	(70,695)	(423,279)	(485,740)	(1,405,598)	(2,153,028)

Net increase (decrease) in contract owners’ equity from operations	(49,629)	(34,414)	(331,670)	(220,818)	(709,163)	(593,496)

Changes from principal transactions:
Purchase payments	72,013	54,808	44,829	45,919	550,510	556,375
Transfers between sub-accounts and the company	91,100	6,067	606,567	616,422	1,548,487	(565,506)
Transfers on general account policy loans	(35,570)	(20,142)	(5,526)	14,796	(729,472)	(228,754)
Withdrawals	(11,181)	(8,157)	(56,439)	(60,807)	(947,152)	(1,316,994)
Annual contract fee	(19,798)	(16,437)	(124,503)	(125,810)	(339,665)	(342,904)

Net increase (decrease) in contract owners’ equity from principal transactions	96,564	16,139	464,928	490,520	82,708	(1,897,783)

Total increase (decrease) in contract owners’ equity	46,935	(18,275)	133,258	269,702	(626,455)	(2,491,279)
Contract owners’ equity at beginning of period	390,023	408,298	4,391,997	4,122,295	12,445,286	14,936,565

Contract owners’ equity at end of period	$436,958	$390,023	$4,525,255	$4,391,997	$11,818,831	$12,445,286

	2015	2014	2015	2014	2015	2014
Units, beginning of period	24,279	23,700	382,220	340,922	274,026	313,848
Units issued	33,877	8,616	145,376	152,239	79,165	79,886
Units redeemed	(29,427)	(8,037)	(108,014)	(110,941)	(76,924)	(119,708)

Units, end of period	28,729	24,279	419,582	382,220	276,267	274,026

See accompanying notes.

39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series I		International Growth Stock Trust Series NAV		International Small Company Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$28,635	$10,387	$169,647	$172,045	$10,325	$13,914
Expenses:
Mortality and expense risk and administrative charges	(2,973)	(1,927)	—	—	(4,060)	(5,704)

Net investment income (loss)	25,662	8,460	169,647	172,045	6,265	8,210

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	2	—
Net realized gain (loss)	(3,305)	86,458	193,467	495,808	115,265	85,694

Realized gains (losses)	(3,305)	86,458	193,467	495,808	115,267	85,694

Unrealized appreciation (depreciation) during the period	(101,978)	(87,804)	(579,844)	(650,451)	(59,094)	(169,505)

Net increase (decrease) in contract owners’ equity from operations	(79,621)	7,114	(216,730)	17,402	62,438	(75,601)

Changes from principal transactions:
Purchase payments	2,941	3,723	79,864	69,733	11,685	10,648
Transfers between sub-accounts and the company	1,286,743	(184,571)	549,463	476,464	(396,521)	35,652
Transfers on general account policy loans	—	—	7,654	(1,226)	6,752	(574)
Withdrawals	(10)	(7,072)	(126,510)	(214,586)	(26,036)	(12,930)
Annual contract fee	(20,544)	(19,877)	(95,973)	(91,616)	(35,370)	(43,935)

Net increase (decrease) in contract owners’ equity from principal transactions	1,269,130	(207,797)	414,498	238,769	(439,490)	(11,139)

Total increase (decrease) in contract owners’ equity	1,189,509	(200,683)	197,768	256,171	(377,052)	(86,740)
Contract owners’ equity at beginning of period	389,721	590,404	8,259,090	8,002,919	964,173	1,050,913

Contract owners’ equity at end of period	$1,579,230	$389,721	$8,456,858	$8,259,090	$587,121	$964,173

	2015	2014	2015	2014	2015	2014
Units, beginning of period	31,635	47,849	664,305	644,899	70,056	70,728
Units issued	105,690	38,740	175,588	256,775	24,373	20,783
Units redeemed	(5,900)	(54,954)	(144,123)	(237,369)	(54,057)	(21,455)

Units, end of period	131,425	31,635	695,770	664,305	40,372	70,056

See accompanying notes.

40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series NAV		International Value Trust Series I		International Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$18,318	$15,607	$75,807	$116,552	$87,735	$155,331
Expenses:
Mortality and expense risk and administrative charges	—	—	(14,875)	(16,073)	—	—

Net investment income (loss)	18,318	15,607	60,932	100,479	87,735	155,331

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	47,750	35,227	(36,527)	303,180	141,751	412,651

Realized gains (losses)	47,750	35,227	(36,527)	303,180	141,751	412,651

Unrealized appreciation (depreciation) during the period	8,596	(123,035)	(361,048)	(955,812)	(571,041)	(1,243,133)

Net increase (decrease) in contract owners’ equity from operations	74,664	(72,201)	(336,643)	(552,153)	(341,555)	(675,151)

Changes from principal transactions:
Purchase payments	40,474	44,667	58,231	27,089	104,261	196,644
Transfers between sub-accounts and the company	(172,809)	161,099	509,920	208,846	(98,702)	(279,412)
Transfers on general account policy loans	669	1,022	478	(746)	(9,807)	(11,258)
Withdrawals	(2,988)	(36,921)	(45,331)	(99,168)	(34,836)	(193,159)
Annual contract fee	(38,637)	(42,381)	(128,004)	(144,177)	(102,622)	(101,940)

Net increase (decrease) in contract owners’ equity from principal transactions	(173,291)	127,486	395,294	(8,156)	(141,706)	(389,125)

Total increase (decrease) in contract owners’ equity	(98,627)	55,285	58,651	(560,309)	(483,261)	(1,064,276)
Contract owners’ equity at beginning of period	1,102,938	1,047,653	3,564,560	4,124,869	4,588,626	5,652,902

Contract owners’ equity at end of period	$1,004,311	$1,102,938	$3,623,211	$3,564,560	$4,105,365	$4,588,626

	2015	2014	2015	2014	2015	2014
Units, beginning of period	77,732	68,776	158,546	160,541	297,190	320,427
Units issued	5,204	18,587	83,492	50,509	51,210	76,874
Units redeemed	(16,585)	(9,631)	(67,687)	(52,504)	(60,276)	(100,111)

Units, end of period	66,351	77,732	174,351	158,546	288,124	297,190

See accompanying notes.

41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series NAV		Lifestyle Aggressive MVP Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$93,562	$152,061	$13,199	$20,684	$22,141	$52,841
Expenses:
Mortality and expense risk and administrative charges	(25,224)	(24,637)	—	—	(8,948)	(14,179)

Net investment income (loss)	68,338	127,424	13,199	20,684	13,193	38,662

Realized gains (losses) on investments:
Capital gain distributions received	226,295	10,984	28,968	1,668	—	—
Net realized gain (loss)	(34,982)	3,152	(9,625)	(9,663)	177,607	348,589

Realized gains (losses)	191,313	14,136	19,343	(7,995)	177,607	348,589

Unrealized appreciation (depreciation) during the period	(326,039)	57,773	(37,099)	16,516	(270,777)	(339,883)

Net increase (decrease) in contract owners’ equity from operations	(66,388)	199,333	(4,557)	29,205	(79,977)	47,368

Changes from principal transactions:
Purchase payments	155,619	143,735	139,650	205,994	32,907	34,317
Transfers between sub-accounts and the company	(164,518)	1,494,490	(125,644)	231,266	(235,554)	(1,066,182)
Transfers on general account policy loans	5,717	14,560	1,483	(533)	753	(5,966)
Withdrawals	(142,654)	(108,421)	(778)	(184,780)	(460,192)	(131,500)
Annual contract fee	(223,461)	(212,870)	(16,310)	(17,693)	(54,705)	(74,381)

Net increase (decrease) in contract owners’ equity from principal transactions	(369,297)	1,331,494	(1,599)	234,254	(716,791)	(1,243,712)

Total increase (decrease) in contract owners’ equity	(435,685)	1,530,827	(6,156)	263,459	(796,768)	(1,196,344)
Contract owners’ equity at beginning of period	5,210,369	3,679,542	696,875	433,416	1,846,787	3,043,131

Contract owners’ equity at end of period	$4,774,684	$5,210,369	$690,719	$696,875	$1,050,019	$1,846,787

	2015	2014	2015	2014	2015	2014
Units, beginning of period	169,445	126,309	43,612	28,628	65,914	109,097
Units issued	70,115	53,007	22,394	31,541	7,124	32,094
Units redeemed	(83,120)	(9,871)	(22,483)	(16,557)	(33,077)	(75,277)

Units, end of period	156,440	169,445	43,523	43,612	39,961	65,914

See accompanying notes.

42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Aggressive MVP Series NAV		Lifestyle Balanced MVP Series I		Lifestyle Balanced MVP Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$138,912	$207,587	$113,910	$127,600	$390,140	$479,068
Expenses:
Mortality and expense risk and administrative charges	—	—	(22,081)	(38,244)	—	—

Net investment income (loss)	138,912	207,587	91,829	89,356	390,140	479,068

Realized gains (losses) on investments:
Capital gain distributions received	—	—	271,000	—	1,089,270	—
Net realized gain (loss)	362,317	895,333	144,901	635,935	544,954	1,329,299

Realized gains (losses)	362,317	895,333	415,901	635,935	1,634,224	1,329,299

Unrealized appreciation (depreciation) during the period	(867,164)	(1,005,258)	(599,137)	(349,476)	(2,324,044)	(1,025,326)

Net increase (decrease) in contract owners’ equity from operations	(365,935)	97,662	(91,407)	375,815	(299,680)	783,041

Changes from principal transactions:
Purchase payments	1,233,922	1,245,707	87,196	192,944	2,398,422	3,587,675
Transfers between sub-accounts and the company	66,952	771,603	422,744	(3,818,379)	(480,515)	(5,556,947)
Transfers on general account policy loans	(1,061,147)	(692,182)	60,463	(6,608)	(1,889,975)	(486,834)
Withdrawals	(267,287)	(640,320)	(150,746)	(81,166)	(518,359)	(640,247)
Annual contract fee	(347,930)	(305,518)	(309,795)	(378,945)	(643,848)	(704,589)

Net increase (decrease) in contract owners’ equity from principal transactions	(375,490)	379,290	109,862	(4,092,154)	(1,134,275)	(3,800,942)

Total increase (decrease) in contract owners’ equity	(741,425)	476,952	18,455	(3,716,339)	(1,433,955)	(3,017,901)
Contract owners’ equity at beginning of period	7,175,743	6,698,791	4,472,852	8,189,191	16,550,537	19,568,438

Contract owners’ equity at end of period	$6,434,318	$7,175,743	$4,491,307	$4,472,852	$15,116,582	$16,550,537

	2015	2014	2015	2014	2015	2014
Units, beginning of period	384,239	364,230	141,756	265,930	941,999	1,161,213
Units issued	113,351	195,096	64,181	102,225	214,368	304,953
Units redeemed	(131,876)	(175,087)	(59,392)	(226,399)	(276,646)	(524,167)

Units, end of period	365,714	384,239	146,545	141,756	879,721	941,999

See accompanying notes.

43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative MVP Series I		Lifestyle Conservative MVP Series NAV		Lifestyle Growth MVP Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$48,876	$63,784	$122,708	$157,206	$83,420	$94,480
Expenses:
Mortality and expense risk and administrative charges	(8,918)	(17,891)	—	—	(17,202)	(25,522)

Net investment income (loss)	39,958	45,893	122,708	157,206	66,218	68,958

Realized gains (losses) on investments:
Capital gain distributions received	105,361	208,341	246,155	312,407	1	—
Net realized gain (loss)	(100,312)	(214,403)	(187,460)	(98,831)	123,642	761,884

Realized gains (losses)	5,049	(6,062)	58,695	213,576	123,643	761,884

Unrealized appreciation (depreciation) during the period	(42,205)	128,163	(157,615)	(85,699)	(352,853)	(702,527)

Net increase (decrease) in contract owners’ equity from operations	2,802	167,994	23,788	285,083	(162,992)	128,315

Changes from principal transactions:
Purchase payments	19,051	16,533	809,098	(129,754)	70,395	74,369
Transfers between sub-accounts and the company	(338,459)	(3,878,917)	(880,318)	(1,387,758)	723,696	(1,886,048)
Transfers on general account policy loans	(169)	(156)	(696,019)	(219,637)	(2,587)	(6,441)
Withdrawals	(11,200)	(9,568)	(44,603)	(335,253)	(167,457)	(352,297)
Annual contract fee	(97,484)	(143,658)	(215,032)	(213,278)	(185,157)	(208,883)

Net increase (decrease) in contract owners’ equity from principal transactions	(428,261)	(4,015,766)	(1,026,874)	(2,285,680)	438,890	(2,379,300)

Total increase (decrease) in contract owners’ equity	(425,459)	(3,847,772)	(1,003,086)	(2,000,597)	275,898	(2,250,985)
Contract owners’ equity at beginning of period	2,267,102	6,114,874	5,549,392	7,549,989	3,336,327	5,587,312

Contract owners’ equity at end of period	$1,841,643	$2,267,102	$4,546,306	$5,549,392	$3,612,225	$3,336,327

	2015	2014	2015	2014	2015	2014
Units, beginning of period	71,768	199,931	338,321	483,207	110,388	186,695
Units issued	44,535	65,457	102,512	75,870	49,479	44,525
Units redeemed	(58,057)	(193,620)	(164,178)	(220,756)	(33,125)	(120,832)

Units, end of period	58,246	71,768	276,655	338,321	126,742	110,388

See accompanying notes.

44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth MVP Series NAV		Lifestyle Moderate MVP Series I		Lifestyle Moderate MVP Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$585,523	$718,047	$46,871	$53,858	$239,999	$293,016
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,305)	(10,788)	—	—

Net investment income (loss)	585,523	718,047	37,566	43,070	239,999	293,016

Realized gains (losses) on investments:
Capital gain distributions received	—	—	153,696	103,351	812,580	485,754
Net realized gain (loss)	779,384	1,623,305	(5,136)	83,569	(25,540)	147,676

Realized gains (losses)	779,384	1,623,305	148,560	186,920	787,040	633,430

Unrealized appreciation (depreciation) during the period	(2,538,332)	(1,824,061)	(212,433)	(151,083)	(1,090,056)	(445,910)

Net increase (decrease) in contract owners’ equity from operations	(1,173,425)	517,291	(26,307)	78,907	(63,017)	480,536

Changes from principal transactions:
Purchase payments	3,743,943	3,684,115	24,526	20,096	650,670	1,578,370
Transfers between sub-accounts and the company	312,214	(1,022,104)	57,968	(83,860)	(219,159)	48,489
Transfers on general account policy loans	(1,296,638)	(713,782)	22	(233)	(976,857)	(413,242)
Withdrawals	(764,071)	(1,512,184)	(7,193)	(44,665)	(40,266)	(494,416)
Annual contract fee	(954,488)	(980,954)	(110,180)	(102,154)	(320,136)	(321,530)

Net increase (decrease) in contract owners’ equity from principal transactions	1,040,960	(544,909)	(34,857)	(210,816)	(905,748)	397,671

Total increase (decrease) in contract owners’ equity	(132,465)	(27,618)	(61,164)	(131,909)	(968,765)	878,207
Contract owners’ equity at beginning of period	24,905,735	24,933,353	1,868,983	2,000,892	10,014,996	9,136,789

Contract owners’ equity at end of period	$24,773,270	$24,905,735	$1,807,819	$1,868,983	$9,046,231	$10,014,996

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,382,122	1,415,209	57,869	64,888	579,654	555,212
Units issued	304,264	424,426	16,352	25,139	50,304	148,844
Units redeemed	(246,113)	(457,513)	(17,691)	(32,158)	(101,820)	(124,402)

Units, end of period	1,440,273	1,382,122	56,530	57,869	528,138	579,654

See accompanying notes.

45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation (a)		M Large Cap Growth (a)		Mid Cap Index Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$—	$263	$69,906	$54,262
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	(28,930)	(28,657)

Net investment income (loss)	—	—	—	263	40,976	25,605

Realized gains (losses) on investments:
Capital gain distributions received	37,784	27,084	1	76,197	544,533	325,588
Net realized gain (loss)	2,236	5,263	87,029	17,304	263,340	425,210

Realized gains (losses)	40,020	32,347	87,030	93,501	807,873	750,798

Unrealized appreciation (depreciation) during the period	(67,613)	(5,706)	(46,512)	(43,917)	(1,075,497)	(298,724)

Net increase (decrease) in contract owners’ equity from operations	(27,593)	26,641	40,518	49,847	(226,648)	477,679

Changes from principal transactions:
Purchase payments	—	—	—	—	45,738	30,948
Transfers between sub-accounts and the company	80,949	44,473	(696,655)	134,288	1,059,700	264,756
Transfers on general account policy loans	—	—	—	—	(933)	174
Withdrawals	19	—	(416)	—	(63,053)	(129,497)
Annual contract fee	(9,443)	(6,048)	(4,626)	(13,111)	(148,231)	(141,867)

Net increase (decrease) in contract owners’ equity from principal transactions	71,525	38,425	(701,697)	121,177	893,221	24,514

Total increase (decrease) in contract owners’ equity	43,932	65,066	(661,179)	171,024	666,573	502,193
Contract owners’ equity at beginning of period	284,699	219,633	661,179	490,155	5,654,051	5,151,858

Contract owners’ equity at end of period	$328,631	$284,699	$—	$661,179	$6,320,624	$5,654,051

	2015	2014	2015	2014	2015	2014
Units, beginning of period	3,347	2,902	13,169	10,760	144,638	144,073
Units issued	899	681	—	3,643	81,766	54,308
Units redeemed	(111)	(236)	(13,169)	(1,234)	(61,247)	(53,743)

Units, end of period	4,135	3,347	—	13,169	165,157	144,638

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$270,727	$94,885	$—	$3,333	$—	$26,444
Expenses:
Mortality and expense risk and administrative charges	—	—	(12,705)	(12,775)	—	—

Net investment income (loss)	270,727	94,885	(12,705)	(9,442)	—	26,444

Realized gains (losses) on investments:
Capital gain distributions received	2,249,833	552,641	704,107	595,753	1,197,646	3,405,537
Net realized gain (loss)	(634,274)	492,361	63,249	376,982	251,723	(1,858,477)

Realized gains (losses)	1,615,559	1,045,002	767,356	972,735	1,449,369	1,547,060

Unrealized appreciation (depreciation) during the period	(3,953,548)	(332,346)	(686,594)	(729,433)	(1,263,628)	(875,129)

Net increase (decrease) in contract owners’ equity from operations	(2,067,262)	807,541	68,057	233,860	185,741	698,375

Changes from principal transactions:
Purchase payments	510,729	715,680	24,086	23,482	152,135	145,913
Transfers between sub-accounts and the company	17,180,743	311,290	397,335	(249,526)	(73,248)	(1,688,517)
Transfers on general account policy loans	(1,215,670)	(290,765)	765	(1,589)	(241,174)	(101,362)
Withdrawals	(350,592)	(1,343,194)	(79,037)	(97,026)	(105,996)	(551,043)
Annual contract fee	(439,649)	(290,932)	(90,145)	(100,708)	(133,900)	(204,579)

Net increase (decrease) in contract owners’ equity from principal transactions	15,685,561	(897,921)	253,004	(425,367)	(402,183)	(2,399,588)

Total increase (decrease) in contract owners’ equity	13,618,299	(90,380)	321,061	(191,507)	(216,442)	(1,701,213)
Contract owners’ equity at beginning of period	9,542,017	9,632,397	3,178,771	3,370,278	6,700,757	8,401,970

Contract owners’ equity at end of period	$23,160,316	$9,542,017	$3,499,832	$3,178,771	$6,484,315	$6,700,757

	2015	2014	2015	2014	2015	2014
Units, beginning of period	345,780	381,850	100,130	114,327	90,888	123,212
Units issued	877,478	96,265	19,166	40,992	94,975	218,928
Units redeemed	(362,101)	(132,335)	(12,189)	(55,189)	(100,505)	(251,252)

Units, end of period	861,157	345,780	107,107	100,130	85,358	90,888

See accompanying notes.

47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series I		Mid Value Trust Series NAV		Money Market Trust B Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$47,213	$42,846	$108,960	$108,292	$784	$—
Expenses:
Mortality and expense risk and administrative charges	(17,562)	(23,900)	—	—	—	—

Net investment income (loss)	29,651	18,946	108,960	108,292	784	—

Realized gains (losses) on investments:
Capital gain distributions received	759,936	565,701	1,661,417	944,094	165	775
Net realized gain (loss)	411,388	571,054	1,620,489	427,561	—	—

Realized gains (losses)	1,171,324	1,136,755	3,281,906	1,371,655	165	775

Unrealized appreciation (depreciation) during the period	(1,346,800)	(585,267)	(2,987,715)	(340,281)	(3)	(2)

Net increase (decrease) in contract owners’ equity from operations	(145,825)	570,434	403,151	1,139,666	946	773

Changes from principal transactions:
Purchase payments	8,078	9,029	569,020	271,477	11,545,887	16,710,956
Transfers between sub-accounts and the company	(1,567,565)	(219,782)	(11,799,890)	9,939,095	(5,327,791)	(27,443,169)
Transfers on general account policy loans	(5,533)	(84)	(146,930)	(52,855)	(4,012,465)	(3,051,770)
Withdrawals	(6,440)	(46,024)	(874,467)	(357,600)	(1,104,328)	(1,489,402)
Annual contract fee	(118,788)	(134,231)	(192,761)	(145,179)	(1,259,276)	(1,497,834)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,690,248)	(391,092)	(12,445,028)	9,654,938	(157,973)	(16,771,219)

Total increase (decrease) in contract owners’ equity	(1,836,073)	179,342	(12,041,877)	10,794,604	(157,027)	(16,770,446)
Contract owners’ equity at beginning of period	5,816,570	5,637,228	20,406,311	9,611,707	53,776,794	70,547,240

Contract owners’ equity at end of period	$3,980,497	$5,816,570	$8,364,434	$20,406,311	$53,619,767	$53,776,794

	2015	2014	2015	2014	2015	2014
Units, beginning of period	228,646	244,764	511,313	266,593	3,095,151	4,060,754
Units issued	77,664	92,026	183,734	301,725	2,921,149	2,706,170
Units redeemed	(143,913)	(108,144)	(478,086)	(57,005)	(2,930,254)	(3,671,773)

Units, end of period	162,397	228,646	216,961	511,313	3,086,046	3,095,151

See accompanying notes.

48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money Market Trust Series I		Natural Resources Trust Series I		Natural Resources Trust Series NAV
	2015	2014	2015	2014 (c)	2015	2014 (c)
Income:
Dividend distributions received	$—	$—	$—	$32,032	$—	$26,430
Expenses:
Mortality and expense risk and administrative charges	(123,357)	(108,771)	—	(13,470)	—	—

Net investment income (loss)	(123,357)	(108,771)	—	18,562	—	26,430

Realized gains (losses) on investments:
Capital gain distributions received	30	584	—	—	—	—
Net realized gain (loss)	—	—	—	(418,862)	—	(308,559)

Realized gains (losses)	30	584	—	(418,862)	—	(308,559)

Unrealized appreciation (depreciation) during the period	—	(1)	—	154,150	—	87,404

Net increase (decrease) in contract owners’ equity from operations	(123,327)	(108,188)	—	(246,150)	—	(194,725)

Changes from principal transactions:
Purchase payments	980,762	725,705	—	14,333	—	114,816
Transfers between sub-accounts and the company	1,219,618	966,357	—	(3,374,559)	—	(2,553,575)
Transfers on general account policy loans	6,579	(1,976)	—	—	—	6,417
Withdrawals	(64,158)	(84,411)	—	(41,164)	—	(120,167)
Annual contract fee	(835,449)	(708,311)	—	(93,389)	—	(60,272)

Net increase (decrease) in contract owners’ equity from principal transactions	1,307,352	897,364	—	(3,494,779)	—	(2,612,781)

Total increase (decrease) in contract owners’ equity	1,184,025	789,176	—	(3,740,929)	—	(2,807,506)
Contract owners’ equity at beginning of period	25,347,938	24,558,762	—	3,740,929	—	2,807,506

Contract owners’ equity at end of period	$26,531,963	$25,347,938	$—	$—	$—	$—

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,220,595	1,177,155	—	94,863	—	160,544
Units issued	1,157,088	998,613	—	30,441	—	16,817
Units redeemed	(1,091,476)	(955,173)	—	(125,304)	—	(177,361)

Units, end of period	1,286,207	1,220,595	—	—	—	—

(c)	Terminated as an investment option and funds transferred to Global Trust on November 10, 2014.

See accompanying notes.

49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset (a)		Real Estate Securities Trust Series I		Real Estate Securities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$106,375	$177,232	$198,953	$170,909	$251,645	$209,665
Expenses:
Mortality and expense risk and administrative charges	(4,812)	(3,903)	(62,472)	(60,435)	—	—

Net investment income (loss)	101,563	173,329	136,481	110,474	251,645	209,665

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2	—	—	—
Net realized gain (loss)	(65,840)	6,644	574,267	328,159	1,160,311	435,111

Realized gains (losses)	(65,840)	6,644	574,269	328,159	1,160,311	435,111

Unrealized appreciation (depreciation) during the period	(384,498)	(183,799)	(518,763)	2,312,293	(1,065,167)	2,593,960

Net increase (decrease) in contract owners’ equity from operations	(348,775)	(3,826)	191,987	2,750,926	346,789	3,238,736

Changes from principal transactions:
Purchase payments	156,800	195,268	160,112	171,941	361,172	503,141
Transfers between sub-accounts and the company	(69,671)	249,188	(555,644)	703,346	(1,006,516)	1,079,190
Transfers on general account policy loans	(10,969)	(60,302)	(10,462)	114,743	(41,122)	(660)
Withdrawals	(141,782)	(6,526)	(667,281)	(531,994)	(465,664)	(980,833)
Annual contract fee	(132,117)	(125,699)	(476,673)	(485,226)	(207,084)	(183,336)

Net increase (decrease) in contract owners’ equity from principal transactions	(197,739)	251,929	(1,549,948)	(27,190)	(1,359,214)	417,502

Total increase (decrease) in contract owners’ equity	(546,514)	248,103	(1,357,961)	2,723,736	(1,012,425)	3,656,238
Contract owners’ equity at beginning of period	3,704,837	3,456,734	11,707,207	8,983,471	13,743,347	10,087,109

Contract owners’ equity at end of period	$3,158,323	$3,704,837	$10,349,246	$11,707,207	$12,730,922	$13,743,347

	2015	2014	2015	2014	2015	2014
Units, beginning of period	222,794	208,924	73,812	74,618	98,937	95,675
Units issued	31,911	46,484	11,401	12,743	37,128	29,532
Units redeemed	(46,592)	(32,614)	(21,502)	(13,549)	(46,913)	(26,270)

Units, end of period	208,113	222,794	63,711	73,812	89,152	98,937

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Return Bond Trust Series I		Real Return Bond Trust Series NAV		Science & Technology Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$109,888	$79,826	$728,690	$382,623	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(9,031)	(12,222)	—	—	(34,143)	(34,218)

Net investment income (loss)	100,857	67,604	728,690	382,623	(34,143)	(34,218)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	1,389,946	219,286
Net realized gain (loss)	(68,710)	(111,254)	(874,633)	(273,645)	920,112	1,091,058

Realized gains (losses)	(68,710)	(111,254)	(874,633)	(273,645)	2,310,058	1,310,344

Unrealized appreciation (depreciation) during the period	(85,099)	166,596	(178,958)	464,827	(1,798,397)	(439,775)

Net increase (decrease) in contract owners’ equity from operations	(52,952)	122,946	(324,901)	573,805	477,518	836,351

Changes from principal transactions:
Purchase payments	15,712	11,716	596,471	729,997	47,224	39,674
Transfers between sub-accounts and the company	(758,406)	(799,741)	(1,006,872)	16,417	315,863	78,250
Transfers on general account policy loans	(86)	—	(91,662)	(28,660)	87,258	70,590
Withdrawals	(113,615)	(11,388)	(1,163,039)	(188,555)	(97,413)	(49,357)
Annual contract fee	(68,400)	(88,210)	(171,839)	(181,699)	(249,004)	(233,759)

Net increase (decrease) in contract owners’ equity from principal transactions	(924,795)	(887,623)	(1,836,941)	347,500	103,928	(94,602)

Total increase (decrease) in contract owners’ equity	(977,747)	(764,677)	(2,161,842)	921,305	581,446	741,749
Contract owners’ equity at beginning of period	2,433,390	3,198,067	11,876,727	10,955,422	8,264,943	7,523,194

Contract owners’ equity at end of period	$1,455,643	$2,433,390	$9,714,885	$11,876,727	$8,846,389	$8,264,943

	2015	2014	2015	2014	2015	2014
Units, beginning of period	118,175	162,304	795,107	769,254	273,549	286,461
Units issued	144,322	83,232	304,505	250,654	84,925	106,826
Units redeemed	(189,224)	(127,361)	(429,563)	(224,801)	(87,345)	(119,738)

Units, end of period	73,273	118,175	670,049	795,107	271,129	273,549

See accompanying notes.

51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series NAV		Short Term Government Income Trust Series I		Short Term Government Income Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$29,910	$45,609	$31,467	$33,349
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,634)	(9,748)	—	—

Net investment income (loss)	—	—	20,276	35,861	31,467	33,349

Realized gains (losses) on investments:
Capital gain distributions received	365,991	58,180	—	—	—	—
Net realized gain (loss)	232,460	455,027	(16,210)	(43,172)	(28,958)	(19,224)

Realized gains (losses)	598,451	513,207	(16,210)	(43,172)	(28,958)	(19,224)

Unrealized appreciation (depreciation) during the period	(457,036)	(283,512)	(3,184)	18,738	4,123	6,125

Net increase (decrease) in contract owners’ equity from operations	141,415	229,695	882	11,427	6,632	20,250

Changes from principal transactions:
Purchase payments	199,293	184,330	14,708	16,263	25,162	75,403
Transfers between sub-accounts and the company	403,655	363,810	(30,196)	281,468	422,324	(241,017)
Transfers on general account policy loans	(35,373)	3,841	69	1,230	(2,771)	(67)
Withdrawals	(562,709)	(782,313)	(33,272)	(12,839)	(437,712)	(67,000)
Annual contract fee	(75,106)	(54,601)	(74,441)	(75,951)	(33,364)	(37,393)

Net increase (decrease) in contract owners’ equity from principal transactions	(70,240)	(284,933)	(123,132)	210,171	(26,361)	(270,074)

Total increase (decrease) in contract owners’ equity	71,175	(55,238)	(122,250)	221,598	(19,729)	(249,824)
Contract owners’ equity at beginning of period	2,267,934	2,323,172	1,684,090	1,462,492	1,430,185	1,680,009

Contract owners’ equity at end of period	$2,339,109	$2,267,934	$1,561,840	$1,684,090	$1,410,456	$1,430,185

	2015	2014	2015	2014	2015	2014
Units, beginning of period	84,429	97,688	162,685	142,145	134,293	159,638
Units issued	38,968	39,945	117,785	146,619	83,190	42,447
Units redeemed	(41,843)	(53,204)	(129,880)	(126,079)	(85,955)	(67,792)

Units, end of period	81,554	84,429	150,590	162,685	131,528	134,293

See accompanying notes.

52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Growth Trust Series I		Small Cap Growth Trust Series NAV		Small Cap Index Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$—	$—	$62,504	$51,024
Expenses:
Mortality and expense risk and administrative charges	(5,750)	(6,699)	—	—	(24,919)	(24,589)

Net investment income (loss)	(5,750)	(6,699)	—	—	37,585	26,435

Realized gains (losses) on investments:
Capital gain distributions received	198,491	171,489	1,601,803	1,402,775	494,855	340,753
Net realized gain (loss)	15,674	125,138	(316,816)	653,224	257,130	279,437

Realized gains (losses)	214,165	296,627	1,284,987	2,055,999	751,985	620,190

Unrealized appreciation (depreciation) during the period	(310,082)	(215,325)	(1,969,622)	(1,400,629)	(1,063,494)	(413,117)

Net increase (decrease) in contract owners’ equity from operations	(101,667)	74,603	(684,635)	655,370	(273,924)	233,508

Changes from principal transactions:
Purchase payments	2,957	5,313	98,654	229,907	24,316	21,554
Transfers between sub-accounts and the company	181,956	(457,583)	(119,370)	186,108	533,303	225,239
Transfers on general account policy loans	(16,972)	(308)	(26,440)	(1,632)	(291)	—
Withdrawals	(1,508)	(13,415)	(557,673)	(589,501)	(17,409)	(5,477)
Annual contract fee	(47,227)	(45,580)	(137,720)	(132,773)	(87,697)	(84,745)

Net increase (decrease) in contract owners’ equity from principal transactions	119,206	(511,573)	(742,549)	(307,891)	452,222	156,571

Total increase (decrease) in contract owners’ equity	17,539	(436,970)	(1,427,184)	347,479	178,298	390,079
Contract owners’ equity at beginning of period	1,100,361	1,537,331	9,611,290	9,263,811	5,649,121	5,259,042

Contract owners’ equity at end of period	$1,117,900	$1,100,361	$8,184,106	$9,611,290	$5,827,419	$5,649,121

	2015	2014	2015	2014	2015	2014
Units, beginning of period	41,085	61,397	293,216	304,103	185,766	180,560
Units issued	10,895	17,732	138,704	96,238	86,667	47,647
Units redeemed	(5,968)	(38,044)	(158,200)	(107,125)	(72,105)	(42,441)

Units, end of period	46,012	41,085	273,720	293,216	200,328	185,766

See accompanying notes.

53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$64,888	$55,466	$11,114	$7,685	$503	$253
Expenses:
Mortality and expense risk and administrative charges	—	—	(90,896)	(97,542)	—	—

Net investment income (loss)	64,888	55,466	(79,782)	(89,857)	503	253

Realized gains (losses) on investments:
Capital gain distributions received	496,231	361,488	535,798	(3)	15,674	—
Net realized gain (loss)	291,936	300,782	63,788	128,311	(1,747)	33,925

Realized gains (losses)	788,167	662,270	599,586	128,308	13,927	33,925

Unrealized appreciation (depreciation) during the period	(1,159,836)	(495,651)	(1,351,240)	223,102	(40,003)	(24,638)

Net increase (decrease) in contract owners’ equity from operations	(306,781)	222,085	(831,436)	261,553	(25,573)	9,540

Changes from principal transactions:
Purchase payments	297,626	421,346	443,431	468,327	148,869	35,590
Transfers between sub-accounts and the company	555,174	(69,765)	(208,609)	(186,395)	(126,813)	103,542
Transfers on general account policy loans	(657,432)	(193,551)	55,633	99,104	(3,890)	(2)
Withdrawals	(266,840)	(770,857)	(709,896)	(868,482)	(4,835)	(81,506)
Annual contract fee	(208,650)	(174,367)	(911,505)	(948,948)	(22,635)	(18,443)

Net increase (decrease) in contract owners’ equity from principal transactions	(280,122)	(787,194)	(1,330,946)	(1,436,394)	(9,304)	39,181

Total increase (decrease) in contract owners’ equity	(586,903)	(565,109)	(2,162,382)	(1,174,841)	(34,877)	48,721
Contract owners’ equity at beginning of period	5,961,751	6,526,860	15,811,294	16,986,135	321,029	272,308

Contract owners’ equity at end of period	$5,374,848	$5,961,751	$13,648,912	$15,811,294	$286,152	$321,029

	2015	2014	2015	2014	2015	2014
Units, beginning of period	229,643	263,242	429,728	470,162	16,522	14,354
Units issued	88,386	62,540	5,066	30,337	8,212	8,833
Units redeemed	(101,029)	(96,139)	(41,195)	(70,771)	(9,213)	(6,665)

Units, end of period	217,000	229,643	393,599	429,728	15,521	16,522

See accompanying notes.

54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series I		Small Cap Value Trust Series NAV		Small Company Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$3,870	$5,877	$44,996	$63,147	$42,553	$1,618
Expenses:
Mortality and expense risk and administrative charges	(4,734)	(5,642)	—	—	(13,852)	(20,939)

Net investment income (loss)	(864)	235	44,996	63,147	28,701	(19,321)

Realized gains (losses) on investments:
Capital gain distributions received	125,900	119,656	1,366,926	1,152,298	428,293	118,913
Net realized gain (loss)	1,001	124,383	160,871	716,703	522,577	776,820

Realized gains (losses)	126,901	244,039	1,527,797	1,869,001	950,870	895,733

Unrealized appreciation (depreciation) during the period	(163,225)	(174,310)	(1,762,807)	(1,321,882)	(1,202,696)	(893,976)

Net increase (decrease) in contract owners’ equity from operations	(37,188)	69,964	(190,014)	610,266	(223,125)	(17,564)

Changes from principal transactions:
Purchase payments	1,300	678	175,120	165,487	11,940	15,916
Transfers between sub-accounts and the company	(26,344)	(206,865)	(530,775)	(2,246,718)	(1,944,496)	(347,979)
Transfers on general account policy loans	—	—	(211,023)	(71,607)	(232)	(430)
Withdrawals	(1,697)	(312)	(66,410)	(519,508)	(20,582)	(109,980)
Annual contract fee	(33,689)	(40,707)	(163,515)	(165,406)	(102,543)	(134,981)

Net increase (decrease) in contract owners’ equity from principal transactions	(60,430)	(247,206)	(796,603)	(2,837,752)	(2,055,913)	(577,454)

Total increase (decrease) in contract owners’ equity	(97,618)	(177,242)	(986,617)	(2,227,486)	(2,279,038)	(595,018)
Contract owners’ equity at beginning of period	888,050	1,065,292	8,868,217	11,095,703	5,332,408	5,927,426

Contract owners’ equity at end of period	$790,432	$888,050	$7,881,600	$8,868,217	$3,053,370	$5,332,408

	2015	2014	2015	2014	2015	2014
Units, beginning of period	37,291	47,600	128,165	171,983	166,559	185,558
Units issued	44,555	22,169	32,683	17,069	26,417	60,676
Units redeemed	(48,194)	(32,478)	(45,427)	(60,887)	(91,655)	(79,675)

Units, end of period	33,652	37,291	115,421	128,165	101,321	166,559

See accompanying notes.

55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$7,239	$774	$64,994	$83,589	$90,963	$138,369
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,237)	(9,912)	—	—

Net investment income (loss)	7,239	774	55,757	73,677	90,963	138,369

Realized gains (losses) on investments:
Capital gain distributions received	73,700	28,514	—	3	—	—
Net realized gain (loss)	107,240	110,739	1,090	9,224	(11,047)	24,792

Realized gains (losses)	180,940	139,253	1,090	9,227	(11,047)	24,792

Unrealized appreciation (depreciation) during the period	(229,289)	(141,248)	(49,829)	9,734	(29,457)	16,781

Net increase (decrease) in contract owners’ equity from operations	(41,110)	(1,221)	7,018	92,638	50,459	179,942

Changes from principal transactions:
Purchase payments	173,760	98,031	16,669	16,405	312,179	297,078
Transfers between sub-accounts and the company	(706,913)	127,186	890,702	(120,724)	(248,069)	612,135
Transfers on general account policy loans	(27,027)	(3,722)	41	(96)	(214,973)	(103,776)
Withdrawals	(302,596)	(34,992)	(35,303)	(16,523)	(143,188)	(676,202)
Annual contract fee	(33,549)	(34,814)	(100,401)	(103,049)	(121,661)	(90,894)

Net increase (decrease) in contract owners’ equity from principal transactions	(896,325)	151,689	771,708	(223,987)	(415,712)	38,341

Total increase (decrease) in contract owners’ equity	(937,435)	150,468	778,726	(131,349)	(365,253)	218,283
Contract owners’ equity at beginning of period	1,391,555	1,241,087	1,845,517	1,976,866	3,827,550	3,609,267

Contract owners’ equity at end of period	$454,120	$1,391,555	$2,624,243	$1,845,517	$3,462,297	$3,827,550

	2015	2014	2015	2014	2015	2014
Units, beginning of period	60,990	54,470	75,032	84,454	199,884	198,151
Units issued	14,172	24,233	68,115	40,171	40,198	68,809
Units redeemed	(54,098)	(17,713)	(38,212)	(49,593)	(61,541)	(67,076)

Units, end of period	21,064	60,990	104,935	75,032	178,541	199,884

See accompanying notes.

56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Trust B Series NAV		Total Return Trust Series I		Total Return Trust Series NAV
	2015	2014	2015 (d)	2014	2015 (d)	2014
Income:
Dividend distributions received	$499,249	$541,519	$1,147,747	$393,042	$3,170,383	$902,977
Expenses:
Mortality and expense risk and administrative charges	—	—	(13,050)	(44,326)	—	—

Net investment income (loss)	499,249	541,519	1,134,697	348,716	3,170,383	902,977

Realized gains (losses) on investments:
Capital gain distributions received	—	—	522,437	—	1,443,110	—
Net realized gain (loss)	30,337	(368,132)	(1,666,503)	(79,576)	(5,144,838)	(446,104)

Realized gains (losses)	30,337	(368,132)	(1,144,066)	(79,576)	(3,701,728)	(446,104)

Unrealized appreciation (depreciation) during the period	(500,412)	705,637	256,396	200,889	1,014,815	718,322

Net increase (decrease) in contract owners’ equity from operations	29,174	879,024	247,027	470,029	483,470	1,175,195

Changes from principal transactions:
Purchase payments	1,023,825	1,145,713	9,630	106,974	1,275,500	2,297,010
Transfers between sub-accounts and the company	(432,600)	2,104,360	(13,529,247)	3,790,574	(28,942,073)	1,631,996
Transfers on general account policy loans	9,831	6,635	(17,599)	7,568	(385,416)	(236,787)
Withdrawals	(469,960)	(483,811)	(10,157)	714	(292,437)	(477,350)
Annual contract fee	(248,907)	(232,717)	(99,703)	(325,407)	(168,112)	(490,475)

Net increase (decrease) in contract owners’ equity from principal transactions	(117,811)	2,540,180	(13,647,076)	3,580,423	(28,512,538)	2,724,394

Total increase (decrease) in contract owners’ equity	(88,637)	3,419,204	(13,400,049)	4,050,452	(28,029,068)	3,899,589
Contract owners’ equity at beginning of period	16,376,223	12,957,019	13,400,049	9,349,597	28,029,068	24,129,479

Contract owners’ equity at end of period	$16,287,586	$16,376,223	$—	$13,400,049	$—	$28,029,068

	2015	2014	2015	2014	2015	2014
Units, beginning of period	693,208	581,698	475,980	347,788	1,554,096	1,401,145
Units issued	582,637	592,035	56,183	306,116	116,351	632,285
Units redeemed	(588,474)	(480,525)	(532,163)	(177,924)	(1,670,447)	(479,334)

Units, end of period	687,371	693,208	—	475,980	—	1,554,096

(d)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

See accompanying notes.

57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series NAV		U.S. Equity Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$71,820	$34,436	$23,608	$18,319	$29,857	$19,817
Expenses:
Mortality and expense risk and administrative charges	(14,757)	(12,038)	—	—	(6,275)	(6,879)

Net investment income (loss)	57,063	22,398	23,608	18,319	23,582	12,938

Realized gains (losses) on investments:
Capital gain distributions received	90,697	45,207	48,570	22,911	(1)	—
Net realized gain (loss)	476,589	34,764	24,658	91,059	21,416	98,353

Realized gains (losses)	567,286	79,971	73,228	113,970	21,415	98,353

Unrealized appreciation (depreciation) during the period	(509,074)	198,205	(110,302)	34,333	(41,195)	47,143

Net increase (decrease) in contract owners’ equity from operations	115,275	300,574	(13,466)	166,622	3,802	158,434

Changes from principal transactions:
Purchase payments	1,785	1,206	268,049	215,398	25,426	28,978
Transfers between sub-accounts and the company	3,116,036	951,261	93,998	625,306	195,974	(111,025)
Transfers on general account policy loans	—	—	(21,296)	(158,615)	62,141	64,541
Withdrawals	(384)	(11,337)	(55,974)	(57,916)	(503)	(90,744)
Annual contract fee	(36,231)	(19,326)	(117,942)	(99,069)	(74,337)	(85,571)

Net increase (decrease) in contract owners’ equity from principal transactions	3,081,206	921,804	166,835	525,104	208,701	(193,821)

Total increase (decrease) in contract owners’ equity	3,196,481	1,222,378	153,369	691,726	212,503	(35,387)
Contract owners’ equity at beginning of period	2,980,160	1,757,782	1,552,966	861,240	1,343,040	1,378,427

Contract owners’ equity at end of period	$6,176,641	$2,980,160	$1,706,335	$1,552,966	$1,555,543	$1,343,040

	2015	2014	2015	2014	2015	2014
Units, beginning of period	133,517	87,511	19,481	12,042	92,865	105,444
Units issued	237,571	50,734	4,660	12,439	20,213	42,779
Units redeemed	(96,619)	(4,728)	(2,623)	(5,000)	(5,682)	(55,358)

Units, end of period	274,469	133,517	21,518	19,481	107,396	92,865

See accompanying notes.

58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	U.S. Equity Trust Series NAV		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$44,755	$37,448	$118	$354	$12,968	$9,665
Expenses:
Mortality and expense risk and administrative charges	—	—	(59)	(143)	—	—

Net investment income (loss)	44,755	37,448	59	211	12,968	9,665

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	279,410	101,914	(6)	(489)	(8,107)	(2,664)

Realized gains (losses)	279,410	101,914	(6)	(489)	(8,107)	(2,664)

Unrealized appreciation (depreciation) during the period	(312,252)	100,780	(116)	138	(4,930)	(7,799)

Net increase (decrease) in contract owners’ equity from operations	11,913	240,142	(63)	(140)	(69)	(798)

Changes from principal transactions:
Purchase payments	74,358	87,594	114	322	508,925	61,401
Transfers between sub-accounts and the company	(672,321)	207,209	—	15,554	18,927	477,420
Transfers on general account policy loans	(108,723)	(51,108)	—	—	—	—
Withdrawals	(85,125)	(63,704)	—	(22,810)	2	(5,369)
Annual contract fee	(59,609)	(45,713)	(318)	(1,463)	(11,434)	(13,814)

Net increase (decrease) in contract owners’ equity from principal transactions	(851,420)	134,278	(204)	(8,397)	516,420	519,638

Total increase (decrease) in contract owners’ equity	(839,507)	374,420	(267)	(8,537)	516,351	518,840
Contract owners’ equity at beginning of period	3,020,558	2,646,138	9,125	17,662	736,071	217,231

Contract owners’ equity at end of period	$2,181,051	$3,020,558	$8,858	$9,125	$1,252,422	$736,071

	2015	2014	2015	2014	2015	2014
Units, beginning of period	206,068	200,517	931	1,793	73,092	21,577
Units issued	20,628	47,457	9	1,636	117,321	70,117
Units redeemed	(78,677)	(41,906)	(30)	(2,498)	(66,064)	(18,602)

Units, end of period	148,019	206,068	910	931	124,349	73,092

See accompanying notes.

59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Utilities Trust Series I		Utilities Trust Series NAV		Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$44,428	$64,745	$137,037	$130,407	$13,360	$11,955
Expenses:
Mortality and expense risk and administrative charges	(8,192)	(11,542)	—	—	(15,458)	(14,897)

Net investment income (loss)	36,236	53,203	137,037	130,407	(2,098)	(2,942)

Realized gains (losses) on investments:
Capital gain distributions received	138,180	81,072	417,272	146,192	323,267	240,417
Net realized gain (loss)	222,125	164,895	(666,233)	135,613	69,401	259,724

Realized gains (losses)	360,305	245,967	(248,961)	281,805	392,668	500,141

Unrealized appreciation (depreciation) during the period	(617,627)	(85,285)	(646,545)	12,128	(610,023)	(288,038)

Net increase (decrease) in contract owners’ equity from operations	(221,086)	213,885	(758,469)	424,340	(219,453)	209,161

Changes from principal transactions:
Purchase payments	5,770	4,331	355,939	893,322	49,820	34,487
Transfers between sub-accounts and the company	(680,554)	186,947	(2,040,602)	1,867,214	129,998	(139,197)
Transfers on general account policy loans	—	294	(230,014)	(80,728)	(288)	125
Withdrawals	(48,713)	(3,135)	(63,590)	(131,913)	(38,918)	(42,561)
Annual contract fee	(56,795)	(70,591)	(203,141)	(147,495)	(239,119)	(205,425)

Net increase (decrease) in contract owners’ equity from principal transactions	(780,292)	117,846	(2,181,408)	2,400,400	(98,507)	(352,571)

Total increase (decrease) in contract owners’ equity	(1,001,378)	331,731	(2,939,877)	2,824,740	(317,960)	(143,410)
Contract owners’ equity at beginning of period	2,201,188	1,869,457	4,484,351	1,659,611	2,527,117	2,670,527

Contract owners’ equity at end of period	$1,199,810	$2,201,188	$1,544,474	$4,484,351	$2,209,157	$2,527,117

	2015	2014	2015	2014	2015	2014
Units, beginning of period	63,595	60,473	150,086	62,610	48,637	55,655
Units issued	12,677	22,683	16,749	102,042	24,006	10,238
Units redeemed	(35,778)	(19,561)	(106,176)	(14,566)	(25,693)	(17,256)

Units, end of period	40,494	63,595	60,659	150,086	46,950	48,637

See accompanying notes.

60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Value Trust Series NAV
	2015	2014
Income:
Dividend distributions received	$9,318	$7,125
Expenses:
Mortality and expense risk and administrative charges	—	—

Net investment income (loss)	9,318	7,125

Realized gains (losses) on investments:
Capital gain distributions received	194,530	119,811
Net realized gain (loss)	61,657	85,466

Realized gains (losses)	256,187	205,277

Unrealized appreciation (depreciation) during the period	(403,757)	(95,614)

Net increase (decrease) in contract owners’ equity from operations	(138,252)	116,788

Changes from principal transactions:
Purchase payments	184,164	150,399
Transfers between sub-accounts and the company	113,782	23,672
Transfers on general account policy loans	(18,702)	(6,923)
Withdrawals	(52,048)	(5,115)
Annual contract fee	(45,477)	(41,660)

Net increase (decrease) in contract owners’ equity from principal transactions	181,719	120,373

Total increase (decrease) in contract owners’ equity	43,467	237,161
Contract owners’ equity at beginning of period	1,373,280	1,136,119

Contract owners’ equity at end of period	$1,416,747	$1,373,280

	2015	2014
Units, beginning of period	50,565	45,967
Units issued	14,103	12,307
Units redeemed	(7,435)	(7,709)

Units, end of period	57,233	50,565

See accompanying notes.

61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 106 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-Affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

Sub-accounts closed in 2015 are as follows:

Sub-accounts Closed	Effective Date
Total Return Trust Series I	04/27/2015
Total Return Trust Series NAV	04/27/2015

62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset -based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2015.

63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the FY 2002 and onward remains open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2015, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2015. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$711,676,816	—	—	711,676,816

Total	$711,676,816	—	—	711,676,816

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2015.

65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2015 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund B Series NAV	$41,170,190	$38,918,221
Active Bond Trust Series I	508,670	505,635
Active Bond Trust Series NAV	222,961	123,065
All Cap Core Trust Series I	26,943	71,383
All Cap Core Trust Series NAV	176,816	92,215
Alpha Opportunities Trust Series I	8,022	2,587
Alpha Opportunities Trust Series NAV	578,923	511,347
American Asset Allocation Trust Series I	1,800,345	1,493,846
American Global Growth Trust Series I	5,723,275	5,480,961
American Growth Trust Series I	8,918,812	11,461,339
American Growth-Income Trust Series I	2,262,230	1,698,713
American International Trust Series I	5,705,190	6,662,340
American New World Trust Series I	2,051,022	1,729,014
Blue Chip Growth Trust Series I	3,786,956	1,288,886
Blue Chip Growth Trust Series NAV	20,616,590	8,473,647
Bond Trust Series I	6,119,868	854,982
Bond Trust Series NAV	149,778	92,313
Capital Appreciation Trust Series I	2,329,874	1,074,969
Capital Appreciation Trust Series NAV	848,839	266,463
Capital Appreciation Value Trust Series I	629,572	2,981,792
Capital Appreciation Value Trust Series NAV	130,028	17,343
Core Bond Trust Series I	16,223,604	4,935,926
Core Bond Trust Series NAV	34,584,062	11,773,167
Core Strategy Trust Series I	960,963	951,456
Core Strategy Trust Series NAV	362,090	211,510
Emerging Markets Value Trust Series I	7,064	83,332
Emerging Markets Value Trust Series NAV	375,832	373,531
Equity-Income Trust Series I	3,033,648	5,493,750
Equity-Income Trust Series NAV	16,217,044	15,909,437
Financial Industries Trust Series I	724,620	1,307,051
Financial Industries Trust Series NAV	813,301	686,158
Franklin Templeton Founding Allocation Trust Series I	5,300	5,699
Franklin Templeton Founding Allocation Trust Series NAV	41,890	111,829
Fundamental All Cap Core Trust Series I	161,352	27,568
Fundamental All Cap Core Trust Series NAV	421,476	105,192
Fundamental Large Cap Value Trust Series I	1,210,654	2,602,731
Fundamental Large Cap Value Trust Series NAV	3,581,459	3,109,634
Global Bond Trust Series I	2,023,182	3,270,107
Global Bond Trust Series NAV	2,149,287	2,718,226
Global Trust Series I	746,062	1,534,502
Global Trust Series NAV	344,262	382,211
Health Sciences Trust Series I	5,092,188	2,956,633
Health Sciences Trust Series NAV	3,752,415	3,056,902
High Yield Trust Series I	913,629	1,595,488
High Yield Trust Series NAV	1,610,144	2,820,949
International Core Trust Series I	1,250,610	1,297,327
International Core Trust Series NAV	589,924	477,695
International Equity Index Trust B Series I	1,863,905	1,297,183
International Equity Index Trust B Series NAV	3,957,569	3,565,754

66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6. Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
International Growth Stock Trust Series I	$1,370,152	$75,361
International Growth Stock Trust Series NAV	2,366,002	1,781,857
International Small Company Trust Series I	374,218	807,442
International Small Company Trust Series NAV	96,330	251,303
International Value Trust Series I	1,961,365	1,505,141
International Value Trust Series NAV	893,230	947,201
Investment Quality Bond Trust Series I	2,538,394	2,613,053
Investment Quality Bond Trust Series NAV	400,137	359,568
Lifestyle Aggressive MVP Series I	213,955	917,554
Lifestyle Aggressive MVP Series NAV	2,237,385	2,473,962
Lifestyle Balanced MVP Series I	2,434,709	1,962,018
Lifestyle Balanced MVP Series NAV	5,287,132	4,941,998
Lifestyle Conservative MVP Series I	1,612,244	1,895,188
Lifestyle Conservative MVP Series NAV	2,073,755	2,731,764
Lifestyle Growth MVP Series I	1,535,464	1,030,356
Lifestyle Growth MVP Series NAV	6,040,976	4,414,492
Lifestyle Moderate MVP Series I	751,439	595,033
Lifestyle Moderate MVP Series NAV	1,933,734	1,786,904
M Capital Appreciation (a)	118,752	9,443
M Large Cap Growth (a)	1	701,697
Mid Cap Index Trust Series I	3,956,607	2,477,876
Mid Cap Index Trust Series NAV	27,998,852	9,792,731
Mid Cap Stock Trust Series I	1,353,415	409,011
Mid Cap Stock Trust Series NAV	8,711,289	7,915,826
Mid Value Trust Series I	2,838,194	3,738,854
Mid Value Trust Series NAV	9,225,664	19,900,313
Money Market Trust B Series NAV	50,738,631	50,895,658
Money Market Trust Series I	24,020,499	22,836,474
PIMCO All Asset (a)	687,239	783,415
Real Estate Securities Trust Series I	2,029,121	3,442,586
Real Estate Securities Trust Series NAV	5,295,540	6,403,111
Real Return Bond Trust Series I	3,120,818	3,944,756
Real Return Bond Trust Series NAV	5,285,288	6,393,539
Science & Technology Trust Series I	4,200,796	2,741,066
Science & Technology Trust Series NAV	1,456,658	1,160,907
Short Term Government Income Trust Series I	1,266,769	1,369,627
Short Term Government Income Trust Series NAV	927,184	922,079
Small Cap Growth Trust Series I	479,768	167,822
Small Cap Growth Trust Series NAV	6,042,554	5,183,299
Small Cap Index Trust Series I	3,236,994	2,252,333
Small Cap Index Trust Series NAV	2,875,791	2,594,796
Small Cap Opportunities Trust Series I	728,452	1,603,382
Small Cap Opportunities Trust Series NAV	181,047	174,173
Small Cap Value Trust Series I	1,244,174	1,179,567
Small Cap Value Trust Series NAV	3,708,529	3,093,208
Small Company Value Trust Series I	1,327,413	2,926,332
Small Company Value Trust Series NAV	402,283	1,217,669
Strategic Income Opportunities Trust Series I	1,801,288	973,823
Strategic Income Opportunities Trust Series NAV	875,204	1,199,950
Total Bond Market Trust B Series NAV	14,342,973	13,961,536
Total Return Trust Series I (b)	3,321,193	15,311,134
Total Return Trust Series NAV (b)	6,741,313	30,640,357

67

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
Total Stock Market Index Trust Series I	$5,458,548	$2,229,583
Total Stock Market Index Trust Series NAV	448,755	209,743
U.S. Equity Trust Series I	319,142	86,859
U.S. Equity Trust Series NAV	347,171	1,153,836
Ultra Short Term Bond Trust Series I	205	351
Ultra Short Term Bond Trust Series NAV	1,195,782	666,394
Utilities Trust Series I	639,926	1,245,801
Utilities Trust Series NAV	1,053,597	2,680,697
Value Trust Series I	1,528,469	1,305,808
Value Trust Series NAV	587,703	202,135

(a)	Sub-account that invests in non-affiliated Trust.

(b)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series NAV	2015	1,981	$43.20 to $25.06	$71,734	0.70% to 0.00%	1.79%	1.15% to 0.44%
	2014	1,978	26.70 to 24.48	70,166	0.90 to 0.00	1.74	13.43 to 12.41
	2013	1,787	37.65 to 22.15	55,400	0.70 to 0.00	1.83	32.03 to 31.11
	2012	1,599	28.52 to 16.90	38,999	0.70 to 0.00	1.07	15.80 to 14.99
	2011	1,391	24.63 to 14.50	29,724	0.70 to 0.00	1.93	1.87 to 0.95

Active Bond Trust Series I	2015	30	21.37 to 20.38	623	0.65 to 0.20	4.95	(0.03) to (0.49)
	2014	32	21.80 to 19.99	652	0.90 to 0.00	3.76	6.82 to 5.85
	2013	29	20.06 to 19.30	556	0.65 to 0.20	6.73	0.05 to (0.40)
	2012	28	20.05 to 19.38	544	0.65 to 0.20	4.45	9.49 to 8.99
	2011	52	18.56 to 17.48	927	0.65 to 0.00	4.54	5.81 to 4.87

Active Bond Trust Series NAV	2015	5	71.15 to 71.15	340	0.00 to 0.00	5.26	0.12 to 0.12
	2014	4	71.07 to 71.07	258	0.00 to 0.00	4.64	6.97 to 6.97
	2013	3	66.44 to 66.44	180	0.00 to 0.00	5.68	0.19 to 0.19
	2012	4	66.31 to 66.31	239	0.00 to 0.00	4.25	9.76 to 9.76
	2011	4	60.42 to 60.42	234	0.00 to 0.00	4.23	5.97 to 5.97

All Cap Core Trust Series I	2015	15	31.44 to 29.18	450	0.70 to 0.20	0.93	2.39 to 1.88
	2014	17	31.58 to 27.85	485	0.90 to 0.00	1.01	9.64 to 8.66
	2013	17	28.06 to 14.71	460	0.70 to 0.20	1.24	34.06 to 33.39
	2012	21	20.68 to 19.72	408	0.70 to 0.30	0.97	16.21 to 15.75
	2011	24	18.40 to 9.50	414	0.65 to 0.00	0.94	0.41 to (0.49)

All Cap Core Trust Series NAV	2015	77	20.76 to 20.76	1,594	0.00 to 0.00	1.02	2.64 to 2.64
	2014	73	20.23 to 20.23	1,485	0.00 to 0.00	1.01	9.68 to 9.68
	2013	58	18.44 to 18.44	1,064	0.00 to 0.00	1.33	34.44 to 34.44
	2012	59	13.72 to 13.72	813	0.00 to 0.00	1.24	16.62 to 16.62
	2011	21	11.76 to 11.76	244	0.00 to 0.00	1.09	0.40 to 0.40

Alpha Opportunities Trust Series I	2015	2	22.06 to 22.06	42	0.65 to 0.65	0.64	(0.65) to (0.65)
	2014	2	23.02 to 21.90	44	0.90 to 0.00	0.55	8.00 to 7.03
	2013	2	20.69 to 20.69	43	0.65 to 0.65	0.35	34.68 to 34.68
	2012	3	15.36 to 15.36	40	0.65 to 0.65	0.67	20.55 to 20.55
	2011	1	12.96 to 12.66	13	0.65 to 0.00	0.62	(8.14) to (8.96)

Alpha Opportunities Trust Series NAV	2015	14	24.36 to 24.36	331	0.00 to 0.00	0.68	(0.03) to (0.03)
	2014	19	24.37 to 24.37	451	0.00 to 0.00	0.94	8.12 to 8.12
	2013	2	22.54 to 22.54	45	0.00 to 0.00	1.01	35.58 to 35.58
	2012	1	16.63 to 16.63	19	0.00 to 0.00	0.76	21.38 to 21.38
	2011	1	13.70 to 13.70	11	0.00 to 0.00	0.35	(8.02) to (8.02)

American Asset Allocation Trust Series I	2015	598	15.38 to 14.57	8,795	0.70 to 0.00	2.04	1.06 to 0.35
	2014	638	15.22 to 14.33	9,330	0.90 to 0.00	1.40	5.05 to 4.10
	2013	698	14.49 to 13.92	9,769	0.70 to 0.00	1.05	23.30 to 22.44
	2012	756	11.75 to 11.37	8,631	0.70 to 0.00	1.43	15.77 to 14.95
	2011	978	10.15 to 9.82	9,709	0.65 to 0.00	1.40	0.91 to 0.01

American Global Growth Trust Series I	2015	27	15.66 to 15.14	427	0.65 to 0.00	1.58	6.64 to 5.94
	2014	20	14.68 to 14.14	294	0.90 to 0.00	1.03	1.97 to 1.05
	2013	14	14.40 to 14.11	204	0.65 to 0.00	0.83	28.63 to 27.80
	2012	34	11.19 to 11.04	380	0.65 to 0.00	0.50	22.12 to 21.33
	2011	38	9.17 to 9.07	344	0.65 to 0.00	1.06	10.05 to (9.24)

American Growth Trust Series I	2015	488	31.29 to 22.54	11,721	0.65 to 0.00	0.23	6.44 to 5.75
	2014	606	28.74 to 21.17	13,915	0.90 to 0.00	0.83	8.13 to 7.17
	2013	626	28.87 to 27.54	13,320	0.65 to 0.00	0.49	29.61 to 28.76
	2012	732	21.39 to 15.11	13,000	0.65 to 0.00	0.38	17.49 to 16.73
	2011	942	19.36 to 17.93	15,092	0.65 to 0.00	0.21	(4.63) to (5.48)

American Growth-Income Trust Series I	2015	469	27.62 to 20.19	11,818	0.70 to 0.00	1.32	1.11 to 0.41
	2014	502	26.88 to 19.97	12,621	0.90 to 0.00	0.93	10.25 to 9.27
	2013	507	26.48 to 25.12	11,631	0.70 to 0.00	0.97	33.02 to 32.09
	2012	545	19.02 to 13.62	9,568	0.70 to 0.00	1.22	17.16 to 16.33
	2011	647	17.35 to 16.08	10,081	0.65 to 0.00	1.15	(2.09) to (2.97)

American International Trust Series I	2015	849	28.24 to 17.40	15,951	0.65 to 0.00	1.13	(4.82) to (5.44)
	2014	886	29.02 to 18.28	17,920	0.90 to 0.00	1.07	(3.05) to (3.92)
	2013	878	32.50 to 31.01	18,331	0.65 to 0.00	0.99	21.20 to 20.41
	2012	887	25.75 to 15.55	16,146	0.65 to 0.00	0.99	17.50 to 16.73
	2011	1,290	23.31 to 21.60	22,460	0.65 to 0.00	1.28	15.11 to (14.30)

American New World Trust Series I	2015	130	15.47 to 14.81	1,995	0.65 to 0.00	1.67	(3.66) to (4.29)
	2014	128	16.05 to 15.26	2,025	0.90 to 0.00	1.21	(8.21) to (9.03)
	2013	33	17.49 to 16.97	570	0.65 to 0.00	1.14	10.89 to 10.17
	2012	46	15.77 to 15.40	715	0.65 to 0.00	0.72	17.37 to 16.60
	2011	37	13.44 to 13.12	493	0.65 to 0.00	1.48	15.10 to (14.30)

Blue Chip Growth Trust Series I	2015	174	52.74 to 48.92	8,641	0.70 to 0.20	0.00	10.84 to 10.29
	2014	154	48.93 to 43.14	6,900	0.90 to 0.00	0.00	9.07 to 8.09

69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Blue Chip Growth Trust Series I	2013	165	$43.71 to $22.34	$6,783	0.70% to 0.20%	0.27%	41.05% to 40.34%
	2012	189	30.99 to 29.18	5,515	0.70 to 0.20	0.09	18.08 to 17.49
	2011	416	26.83 to 13.51	10,454	0.65 to 0.00	0.01	1.44 to 0.53

Blue Chip Growth Trust Series NAV	2015	345	135.88 to 135.88	46,931	0.00 to 0.00	0.00	11.13 to 11.13
	2014	310	122.28 to 122.28	37,958	0.00 to 0.00	0.00	9.11 to 9.11
	2013	258	112.07 to 112.07	28,909	0.00 to 0.00	0.35	41.43 to 41.43
	2012	209	79.24 to 79.24	16,560	0.00 to 0.00	0.14	18.39 to 18.39
	2011	215	66.93 to 66.93	14,394	0.00 to 0.00	0.01	1.45 to 1.45

Bond Trust Series I	2015	528	11.08 to 10.88	5,810	0.65 to 0.20	3.49	0.01 to (0.41)
	2014	69	11.16 to 10.84	764	0.90 to 0.00	3.08	5.53 to 4.57
	2013	47	10.52 to 10.42	496	0.65 to 0.20	3.09	(1.56) to (2.01)
	2012	41	10.69 to 10.63	434	0.65 to 0.20	2.83	6.10 to 5.64
	2011	122	10.08 to 10.06	1,232	0.65 to 0.00	14.34	0.78 to 0.62

Bond Trust Series NAV	2015	62	11.20 to 11.20	699	0.00 to 0.00	3.02	0.30 to 0.30
	2014	59	11.17 to 11.17	661	0.00 to 0.00	2.64	5.59 to 5.59
	2013	52	10.58 to 10.58	548	0.00 to 0.00	2.66	(1.32) to (1.32)
	2012	84	10.72 to 10.72	896	0.00 to 0.00	3.96	6.31 to 6.31
	2011	45	10.08 to 10.08	454	0.00 to 0.00	14.78	0.82 to 0.82

Capital Appreciation Trust Series I	2015	327	26.81 to 24.92	8,542	0.70 to 0.20	0.00	11.23 to 10.68
	2014	332	24.78 to 21.90	7,804	0.90 to 0.00	0.05	9.65 to 8.67
	2013	384	22.02 to 20.67	8,248	0.70 to 0.20	0.21	37.14 to 36.45
	2012	167	16.06 to 15.15	2,598	0.70 to 0.20	0.15	15.75 to 15.16
	2011	311	14.18 to 12.88	4,191	0.65 to 0.00	0.07	0.07 to (0.82)

Capital Appreciation Trust Series NAV	2015	65	27.11 to 27.11	1,756	0.00 to 0.00	0.03	11.47 to 11.47
	2014	54	24.32 to 24.32	1,316	0.00 to 0.00	0.09	9.68 to 9.68
	2013	49	22.17 to 22.17	1,087	0.00 to 0.00	0.24	37.50 to 37.50
	2012	54	16.13 to 16.13	873	0.00 to 0.00	0.22	16.03 to 16.03
	2011	41	13.90 to 13.90	571	0.00 to 0.00	0.12	0.11 to 0.11

Capital Appreciation Value Trust Series I	2015	18	17.92 to 17.52	321	0.65 to 0.35	0.39	4.92 to 4.60
	2014	180	17.48 to 16.46	3,068	0.90 to 0.00	1.95	12.22 to 11.22
	2013	34	15.27 to 15.02	511	0.65 to 0.35	1.45	21.88 to 21.53
	2012	27	12.53 to 12.36	339	0.65 to 0.35	1.41	14.19 to 13.86
	2011	39	11.12 to 10.75	430	0.65 to 0.00	1.25	3.13 to 2.21

Capital Appreciation Value Trust Series NAV	2015	14	18.46 to 18.46	263	0.00 to 0.00	1.40	5.27 to 5.27
	2014	10	17.54 to 17.54	170	0.00 to 0.00	1.68	12.38 to 12.38
	2013	7	15.60 to 15.60	106	0.00 to 0.00	1.91	22.29 to 22.29
	2012	3	12.76 to 12.76	45	0.00 to 0.00	1.63	14.77 to 14.77
	2011	0	11.12 to 11.12	3	0.00 to 0.00	0.12	3.09 to 3.09

Core Bond Trust Series I	2015	557	19.87 to 18.96	10,922	0.65 to 0.20	2.59	0.12 to (0.33)
	2014	1	20.25 to 18.56	14	0.90 to 0.00	2.89	5.93 to 4.98
	2013	1	18.78 to 18.07	14	0.65 to 0.20	1.60	(2.35) to (2.79)
	2012	1	19.23 to 18.59	26	0.65 to 0.20	0.87	6.25 to 5.78
	2011	25	18.35 to 17.28	447	0.65 to 0.00	10.22	8.32 to 7.35

Core Bond Trust Series NAV	2015	1,411	16.32 to 16.32	23,019	0.00 to 0.00	2.19	0.36 to 0.36
	2014	63	16.26 to 16.26	1,029	0.00 to 0.00	3.47	6.01 to 6.01
	2013	29	15.34 to 15.34	446	0.00 to 0.00	1.73	(2.12) to (2.12)
	2012	50	15.67 to 15.67	791	0.00 to 0.00	2.84	6.54 to 6.54
	2011	41	14.71 to 14.71	599	0.00 to 0.00	3.28	8.32 to 8.32

Core Strategy Trust Series I	2015	7	14.45 to 13.95	104	0.65 to 0.20	2.00	(0.30) to (0.76)
	2014	7	14.68 to 13.82	103	0.90 to 0.00	2.34	6.10 to 5.16
	2013	11	13.33 to 13.33	151	0.65 to 0.65	7.87	18.39 to 18.39
	2012	0	11.26 to 11.26	1	0.65 to 0.65	3.89	11.79 to 11.79
	2011	0	10.32 to 9.98	1	0.65 to 0.00	2.25	0.20 to (0.69)

Core Strategy Trust Series NAV	2015	186	14.73 to 14.73	2,740	0.00 to 0.00	2.24	(0.06) to (0.06)
	2014	187	14.73 to 14.73	2,755	0.00 to 0.00	3.64	6.14 to 6.14
	2013	17	13.88 to 13.88	241	0.00 to 0.00	3.06	19.29 to 19.29
	2012	3	11.64 to 11.64	30	0.00 to 0.00	3.18	12.58 to 12.58
	2011	2	10.34 to 10.34	18	0.00 to 0.00	1.65	0.19 to 0.19

Emerging Markets Value Trust Series I	2015	6	11.07 to 10.79	68	0.65 to 0.35	1.99	(19.36) to (19.60)
	2014	13	14.10 to 13.16	174	0.90 to 0.00	0.96	(5.50) to (6.35)
	2013	67	14.58 to 14.29	965	0.65 to 0.35	1.10	(3.55) to (3.84)
	2012	90	15.12 to 14.86	1,345	0.65 to 0.35	1.11	18.12 to 17.76
	2011	58	13.01 to 12.47	742	0.65 to 0.00	1.41	27.71 to (27.00)

Emerging Markets Value Trust Series NAV	2015	91	9.17 to 9.17	833	0.00 to 0.00	2.21	(19.05) to (19.05)
	2014	94	11.32 to 11.32	1,069	0.00 to 0.00	1.65	(5.37) to (5.37)
	2013	134	11.97 to 11.97	1,607	0.00 to 0.00	1.49	(3.18) to (3.18)
	2012	95	12.36 to 12.36	1,174	0.00 to 0.00	0.97	18.49 to 18.49
	2011	97	10.43 to 10.43	1,016	0.00 to 0.00	2.03	27.02 to (27.00)

Equity -Income Trust Series I	2015	240	40.24 to 37.33	9,307	0.70 to 0.20	1.68	(6.93) to (7.40)
	2014	330	44.46 to 39.20	13,816	0.90 to 0.00	1.98	7.47 to 6.51

70

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Equity-Income Trust Series I	2013	301	$40.31 to $28.33	$11,703	0.70% to 0.20%	1.84%	29.78% to 29.14%
	2012	367	31.06 to 29.25	11,018	0.70 to 0.20	2.05	17.13 to 16.54
	2011	474	27.11 to 18.77	12,187	0.70 to 0.00	1.73	(0.81) to (1.70)

Equity -Income Trust Series NAV	2015	824	42.79 to 42.79	35,253	0.00 to 0.00	1.98	(6.66) to (6.66)
	2014	908	45.85 to 45.85	41,633	0.00 to 0.00	2.00	7.55 to 7.55
	2013	863	42.63 to 42.63	36,784	0.00 to 0.00	2.17	30.05 to 30.05
	2012	745	32.78 to 32.78	24,422	0.00 to 0.00	2.06	17.47 to 17.47
	2011	749	27.90 to 27.90	20,893	0.00 to 0.00	1.90	(0.76) to (0.76)

Financial Industries Trust Series I	2015	32	22.35 to 20.93	682	0.65 to 0.20	0.60	(2.84) to (3.27)
	2014	66	23.65 to 20.91	1,468	0.90 to 0.00	0.85	8.65 to 7.67
	2013	54	21.21 to 20.04	1,105	0.65 to 0.20	0.00	30.49 to 29.90
	2012	38	16.26 to 15.43	591	0.65 to 0.20	0.81	17.80 to 17.28
	2011	23	14.10 to 12.81	304	0.65 to 0.00	1.01	10.32 to (9.51)

Financial Industries Trust Series NAV	2015	14	27.73 to 27.73	379	0.00 to 0.00	1.02	(2.58) to (2.58)
	2014	15	28.46 to 28.46	421	0.00 to 0.00	0.68	8.64 to 8.64
	2013	17	26.20 to 26.20	449	0.00 to 0.00	0.72	30.86 to 30.86
	2012	16	20.02 to 20.02	322	0.00 to 0.00	0.64	18.03 to 18.03
	2011	22	16.96 to 16.96	370	0.00 to 0.00	2.01	(9.39) to (9.39)

Franklin Templeton Founding Allocation Trust Series I	2015	1	13.00 to 13.00	9	0.65 to 0.65	2.67	(6.41) to (6.41)
	2014	1	14.51 to 13.67	11	0.90 to 0.00	3.02	3.01 to 2.09
	2013	1	13.57 to 13.57	13	0.65 to 0.65	2.46	23.63 to 23.63
	2012	1	10.98 to 10.98	10	0.65 to 0.65	3.60	15.51 to 15.51
	2011	1	9.74 to 9.42	7	0.65 to 0.00	20.73	(1.41) to (2.28)

Franklin Templeton Founding Allocation Trust Series NAV	2015	10	13.71 to 13.71	138	0.00 to 0.00	1.96	(5.75) to (5.75)
	2014	15	14.55 to 14.55	224	0.00 to 0.00	3.49	3.06 to 3.06
	2013	14	14.12 to 14.12	192	0.00 to 0.00	2.63	24.51 to 24.51
	2012	12	11.34 to 11.34	137	0.00 to 0.00	2.48	16.33 to 16.33
	2011	29	9.75 to 9.75	285	0.00 to 0.00	1.72	(1.45) to (1.45)

Fundamental All Cap Core Trust Series I	2015	12	36.99 to 34.94	438	0.65 to 0.20	0.00	3.81 to 3.34
	2014	9	36.47 to 32.84	306	0.90 to 0.00	0.38	9.75 to 8.76
	2013	11	32.53 to 31.01	345	0.65 to 0.20	0.93	35.61 to 35.00
	2012	13	23.99 to 22.97	312	0.65 to 0.20	0.80	23.27 to 22.72
	2011	15	19.80 to 18.32	282	0.65 to 0.00	0.86	(2.08) to (2.95)

Fundamental All Cap Core Trust Series NAV	2015	58	22.55 to 22.55	1,309	0.00 to 0.00	0.00	4.09 to 4.09
	2014	47	21.66 to 21.66	1,009	0.00 to 0.00	0.48	9.81 to 9.81
	2013	39	19.73 to 19.73	778	0.00 to 0.00	1.10	35.87 to 35.87
	2012	38	14.52 to 14.52	545	0.00 to 0.00	0.90	23.67 to 23.67
	2011	30	11.74 to 11.74	347	0.00 to 0.00	1.22	(2.02) to (2.02)

Fundamental Large Cap Value Trust Series I	2015	217	27.40 to 25.85	5,781	0.70 to 0.20	0.97	(1.31) to (1.80)
	2014	270	28.36 to 25.76	7,281	0.90 to 0.00	1.21	10.61 to 9.62
	2013	109	25.15 to 24.08	2,672	0.65 to 0.20	0.12	32.15 to 31.56
	2012	0	19.03 to 18.30	3	0.65 to 0.20	5.59	24.17 to 23.61
	2011	0	15.56 to 14.52	0	0.65 to 0.00	1.01	1.75 to 0.83

Fundamental Large Cap Value Trust Series NAV	2015	191	19.75 to 19.75	3,773	0.00 to 0.00	1.03	(1.06) to (1.06)
	2014	168	19.96 to 19.96	3,363	0.00 to 0.00	0.84	10.66 to 10.66
	2013	116	18.04 to 18.04	2,091	0.00 to 0.00	1.11	32.46 to 32.46
	2012	23	13.62 to 13.62	307	0.00 to 0.00	4.85	24.48 to 24.48
	2011	18	10.94 to 10.94	198	0.00 to 0.00	1.15	1.90 to 1.90

Fundamental Value Trust Series I	2014	0	26.08 to 23.09	0	0.90 to 0.00	1.87	6.99 to 6.18
	2013	207	23.76 to 22.31	4,736	0.70 to 0.20	1.17	33.25 to 32.59
	2012	330	17.83 to 16.82	5,709	0.70 to 0.20	0.88	13.15 to 12.59
	2011	544	16.10 to 14.62	8,360	0.70 to 0.00	0.75	(3.78) to (4.64)

Fundamental Value Trust Series NAV	2014	0	18.67 to 18.67	0	0.00 to 0.00	0.64	7.01 to 7.01
	2013	167	17.45 to 17.45	2,913	0.00 to 0.00	1.22	33.62 to 33.62
	2012	302	13.06 to 13.06	3,948	0.00 to 0.00	0.73	13.40 to 13.40
	2011	256	11.52 to 11.52	2,950	0.00 to 0.00	0.88	(3.74) to (3.74)

Global Bond Trust Series I	2015	41	28.07 to 26.04	1,123	0.70 to 0.20	1.76	(3.70) to (4.17)
	2014	89	29.98 to 26.43	2,487	0.90 to 0.00	0.93	2.28 to 1.36
	2013	93	28.55 to 25.78	2,564	0.70 to 0.20	0.44	(5.61) to (6.07)
	2012	104	30.25 to 28.49	3,033	0.70 to 0.20	7.12	6.81 to 6.28
	2011	134	28.95 to 25.75	3,694	0.70 to 0.00	6.14	9.08 to 8.11

Global Bond Trust Series NAV	2015	201	29.73 to 29.73	5,977	0.00 to 0.00	2.49	(3.51) to (3.51)
	2014	225	30.81 to 30.81	6,936	0.00 to 0.00	1.08	2.42 to 2.42
	2013	220	30.08 to 30.08	6,618	0.00 to 0.00	0.46	(5.54) to (5.54)
	2012	415	31.84 to 31.84	13,208	0.00 to 0.00	7.03	7.15 to 7.15
	2011	463	29.72 to 29.72	13,749	0.00 to 0.00	6.84	9.08 to 9.08

Global Trust Series I	2015	83	28.30 to 26.25	2,224	0.70 to 0.20	1.81	(6.61) to (7.08)
	2014	113	31.16 to 27.47	3,234	0.90 to 0.00	3.40	(2.60) to (3.47)
	2013	60	31.17 to 22.63	1,755	0.70 to 0.20	1.65	30.82 to 30.17
	2012	70	23.83 to 22.44	1,571	0.70 to 0.20	2.25	21.50 to 20.89

71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Global Trust Series I	2011	55	$20.05 to $14.34	$1,036	0.65% to 0.00%	1.36%	(6.00)% to (6.84)%

Global Trust Series NAV	2015	123	16.17 to 16.17	1,989	0.00 to 0.00	1.96	(6.33) to (6.33)
	2014	128	17.26 to 17.26	2,209	0.00 to 0.00	4.54	(2.51) to (2.51)
	2013	39	17.70 to 17.70	690	0.00 to 0.00	0.02	31.04 to 0.01
	2012	30	13.51 to 13.51	412	0.00 to 0.00	2.63	21.82 to 21.82
	2011	16	11.09 to 11.09	179	0.00 to 0.00	2.15	(5.96) to (5.96)

Health Sciences Trust Series I	2015	110	75.57 to 70.74	8,069	0.65 to 0.20	0.00	12.47 to 11.97
	2014	100	69.05 to 61.05	6,505	0.90 to 0.00	0.00	31.83 to 30.65
	2013	99	51.07 to 48.24	4,849	0.65 to 0.20	0.00	50.77 to 50.10
	2012	104	33.87 to 32.14	3,410	0.65 to 0.20	0.00	31.69 to 31.09
	2011	111	26.28 to 23.87	2,758	0.65 to 0.00	0.00	10.57 to 9.58

Health Sciences Trust Series NAV	2015	81	60.67 to 60.67	4,921	0.00 to 0.00	0.00	12.76 to 12.76
	2014	83	53.81 to 53.81	4,454	0.00 to 0.00	0.00	31.85 to 31.85
	2013	85	40.81 to 40.81	3,462	0.00 to 0.00	0.00	51.24 to 51.24
	2012	72	26.99 to 26.99	1,947	0.00 to 0.00	0.00	31.93 to 31.93
	2011	55	20.45 to 20.45	1,135	0.00 to 0.00	0.00	10.66 to 10.66

High Yield Trust Series I	2015	102	27.81 to 25.81	2,758	0.70 to 0.20	7.30	(8.51) to (8.96)
	2014	134	31.25 to 27.57	3,941	0.90 to 0.00	6.42	0.12 to (0.78)
	2013	162	30.42 to 24.48	4,768	0.70 to 0.20	6.93	8.30 to 7.78
	2012	148	28.09 to 26.46	4,002	0.70 to 0.20	7.52	18.77 to 18.15
	2011	205	24.17 to 19.17	4,701	0.65 to 0.00	7.86	0.90 to (0.01)

High Yield Trust Series NAV	2015	117	19.36 to 19.36	2,264	0.00 to 0.00	6.07	(8.38) to (8.38)
	2014	185	21.14 to 21.14	3,920	0.00 to 0.00	7.74	0.00 to 0.00
	2013	117	21.14 to 21.14	2,471	0.00 to 0.00	6.37	8.68 to 8.68
	2012	122	19.45 to 19.45	2,370	0.00 to 0.00	8.40	19.07 to 19.07
	2011	95	16.33 to 16.33	1,550	0.00 to 0.00	8.02	1.14 to 1.14

International Core Trust Series I	2015	129	19.21 to 17.83	2,389	0.70 to 0.20	2.81	(5.64) to (6.11)
	2014	134	20.94 to 18.46	2,613	0.90 to 0.00	3.43	(6.70) to (7.53)
	2013	144	21.86 to 17.02	3,011	0.70 to 0.20	3.00	24.74 to 24.12
	2012	142	17.53 to 16.51	2,379	0.70 to 0.20	2.68	14.82 to 14.24
	2011	199	15.61 to 11.97	2,920	0.65 to 0.00	2.37	10.38 to (9.57)

International Core Trust Series NAV	2015	29	15.21 to 15.21	437	0.00 to 0.00	3.21	(5.32) to (5.32)
	2014	24	16.07 to 16.07	390	0.00 to 0.00	3.38	(6.76) to (6.76)
	2013	24	17.23 to 17.23	408	0.65 to 0.00	3.04	25.13 to 25.13
	2012	16	13.77 to 13.77	215	0.00 to 0.00	3.23	15.16 to 15.16
	2011	14	11.96 to 11.96	167	0.00 to 0.00	2.07	(9.55) to (9.55)

International Equity Index Trust B Series I	2015	420	10.83 to 10.68	4,525	0.65 to 0.20	2.54	(6.11) to (6.53)
	2014	382	11.58 to 11.36	4,392	0.90 to 0.00	3.21	(4.61) to (5.47)
	2013	341	12.12 to 12.05	4,122	0.65 to 0.20	2.68	14.32 to 13.81
	2012	327	10.60 to 10.59	3,460	0.65 to 0.20	6.74	5.98 to 5.91

International Equity Index Trust B Series NAV	2015	276	42.78 to 42.78	11,819	0.00 to 0.00	2.45	(5.80) to (5.80)
	2014	274	45.42 to 45.42	12,445	0.00 to 0.00	3.02	(4.57) to (4.57)
	2013	314	47.59 to 47.59	14,937	0.00 to 0.00	2.55	14.54 to 14.54
	2012	349	41.55 to 41.55	14,502	0.00 to 0.00	1.26	17.76 to 17.76
	2011	248	35.28 to 35.28	8,758	0.00 to 0.00	3.62	13.99 to (13.90)

International Growth Stock Trust Series I	2015	131	12.06 to 11.89	1,579	0.65 to 0.20	3.18	(2.46) to (2.90)
	2014	32	12.42 to 12.18	390	0.90 to 0.00	2.16	0.20 to (0.70)
	2013	48	12.37 to 12.30	590	0.65 to 0.20	1.19	18.86 to 18.33
	2012	43	10.40 to 10.40	445	0.65 to 0.20	4.22	4.04 to 3.96

International Growth Stock Trust Series NAV	2015	696	12.16 to 12.16	8,457	0.00 to 0.00	1.83	(2.23) to (2.23)
	2014	664	12.43 to 12.43	8,259	0.00 to 0.00	1.93	0.19 to 0.19
	2013	645	12.41 to 12.41	8,003	0.00 to 0.00	1.27	19.18 to 19.18
	2012	504	10.41 to 10.41	5,245	0.00 to 0.00	4.39	4.12 to 4.12

International Small Company Trust Series I	2015	40	14.91 to 14.46	587	0.70 to 0.20	1.51	6.32 to 5.80
	2014	70	14.17 to 13.53	964	0.90 to 0.00	1.38	(6.89) to (7.73)
	2013	71	15.09 to 14.78	1,051	0.70 to 0.20	1.77	26.10 to 25.46
	2012	87	11.97 to 11.78	1,025	0.70 to 0.20	1.18	18.95 to 18.36
	2011	203	10.10 to 9.91	2,031	0.65 to 0.00	1.69	(16.23) to (16.97)

International Small Company Trust Series NAV	2015	66	15.14 to 15.14	1,004	0.00 to 0.00	1.77	6.68 to 6.68
	2014	78	14.19 to 14.19	1,103	0.00 to 0.00	1.44	(6.85) to (6.85)
	2013	69	15.23 to 15.23	1,048	0.00 to 0.00	1.92	26.30 to 26.30
	2012	69	12.06 to 12.06	837	0.00 to 0.00	1.27	19.23 to 19.23
	2011	61	10.12 to 10.12	614	0.00 to 0.00	1.93	(16.18) to (16.18)

International Value Trust Series I	2015	174	21.19 to 19.66	3,623	0.70 to 0.20	1.92	(7.99) to (8.45)
	2014	159	23.69 to 20.88	3,565	0.90 to 0.00	2.80	(12.51) to (13.29)
	2013	161	26.38 to 24.72	4,125	0.70 to 0.20	1.58	25.90 to 25.27
	2012	231	20.95 to 19.73	4,726	0.70 to 0.20	2.67	19.14 to 18.54
	2011	336	17.98 to 16.28	5,800	0.65 to 0.00	2.18	(12.85) to (13.63)

International Value Trust Series NAV	2015	288	14.25 to 14.25	4,105	0.00 to 0.00	1.96	(7.72) to (7.72)

72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Value Trust Series NAV	2014	297	$15.44 to $15.44	$4,589	0.00% to 0.00%	2.99%	(12.47)% to (12.47)%
	2013	320	17.64 to 17.64	5,653	0.00 to 0.00	1.94	26.21 to 26.21
	2012	330	13.98 to 13.98	4,617	0.00 to 0.00	2.78	19.36 to 19.36
	2011	320	11.71 to 11.71	3,750	0.00 to 0.00	2.37	(12.80) to (12.80)

Investment Quality Bond Trust Series I	2015	156	31.82 to 29.52	4,775	0.70 to 0.20	1.85	(1.02) to (1.51)
	2014	169	33.07 to 29.15	5,210	0.90 to 0.00	3.35	5.48 to 4.53
	2013	126	30.54 to 25.37	3,680	0.70 to 0.20	3.74	(2.11) to (2.60)
	2012	142	31.20 to 29.38	4,236	0.70 to 0.20	1.98	7.36 to 6.83
	2011	223	29.71 to 24.31	6,242	0.07 to 0.00	4.35	8.07 to 7.10

Investment Quality Bond Trust Series NAV	2015	44	15.87 to 15.87	691	0.00 to 0.00	1.94	(0.68) to (0.68)
	2014	44	15.98 to 15.98	697	0.00 to 0.00	3.30	5.54 to 5.54
	2013	29	15.14 to 15.14	433	0.00 to 0.00	4.03	(1.88) to (1.88)
	2012	42	15.43 to 15.43	644	0.00 to 0.00	2.33	7.66 to 7.66
	2011	35	14.33 to 14.33	507	0.00 to 0.00	3.65	8.06 to 8.06

Lifestyle Aggressive MVP Series I	2015	40	27.78 to 25.98	1,050	0.65 to 0.20	1.41	(6.04) to (6.46)
	2014	66	30.41 to 26.82	1,847	0.90 to 0.00	1.98	1.40 to 0.49
	2013	109	29.22 to 22.23	3,043	0.65 to 0.20	2.43	26.47 to 25.90
	2012	99	23.11 to 21.90	2,179	0.65 to 0.20	1.68	16.38 to 15.85
	2011	228	20.30 to 15.21	4,345	0.65 to 0.00	1.70	(6.50) to (7.34)

Lifestyle Aggressive MVP Series NAV	2015	366	17.59 to 17.59	6,434	0.00 to 0.00	2.05	(5.79) to (5.79)
	2014	384	18.67 to 18.67	7,176	0.00 to 0.00	3.07	1.54 to 1.54
	2013	364	18.39 to 18.39	6,699	0.00 to 0.00	2.64	26.77 to 26.77
	2012	400	14.51 to 14.51	5,797	0.00 to 0.00	1.53	16.67 to 16.67
	2011	593	12.43 to 12.43	7,378	0.00 to 0.00	1.94	(6.46) to (6.46)

Lifestyle Balanced MVP Series I	2015	147	32.74 to 30.60	4,491	0.65 to 0.20	2.84	(2.45) to (2.88)
	2014	142	34.52 to 30.43	4,473	0.90 to 0.00	1.67	4.29 to 3.35
	2013	266	32.24 to 24.30	8,189	0.65 to 0.20	2.44	12.56 to 12.05
	2012	316	28.64 to 27.14	8,676	0.65 to 0.20	2.13	11.64 to 11.14
	2011	524	26.23 to 19.47	12,908	0.65 to 0.00	3.34	0.62 to (0.28)

Lifestyle Balanced MVP Series NAV	2015	880	17.18 to 17.18	15,117	0.00 to 0.00	2.49	(2.20) to (2.20)
	2014	942	17.57 to 17.57	16,551	0.00 to 0.00	2.70	4.25 to 4.25
	2013	1,161	16.85 to 16.85	19,568	0.00 to 0.00	2.92	12.89 to 12.89
	2012	1,146	14.93 to 14.93	17,102	0.00 to 0.00	2.41	11.90 to 11.90
	2011	1,347	13.34 to 13.34	17,965	0.00 to 0.00	3.98	0.67 to 0.67

Lifestyle Conservative MVP Series I	2015	58	33.25 to 31.08	1,842	0.65 to 0.20	2.54	(0.15) to (0.61)
	2014	72	34.24 to 30.19	2,267	0.90 to 0.00	1.72	5.02 to 4.08
	2013	200	31.77 to 24.68	6,115	0.65 to 0.20	3.51	3.67 to 3.21
	2012	220	30.65 to 29.03	6,465	0.65 to 0.20	3.82	8.29 to 7.81
	2011	117	28.92 to 22.14	3,191	0.65 to 0.00	4.60	4.23 to 3.30

Lifestyle Conservative MVP Series NAV	2015	277	16.43 to 16.43	4,546	0.00 to 0.00	2.71	0.18 to 0.18
	2014	338	16.40 to 16.40	5,549	0.00 to 0.00	2.76	4.98 to 4.98
	2013	483	15.62 to 15.62	7,550	0.00 to 0.00	3.45	3.99 to 3.99
	2012	520	15.02 to 15.02	7,808	0.00 to 0.00	3.53	8.55 to 8.55
	2011	361	13.84 to 13.84	4,994	0.00 to 0.00	5.32	4.27 to 4.27

Lifestyle Growth MVP Series I	2015	127	30.41 to 28.41	3,612	0.65 to 0.20	2.66	(4.72) to (5.15)
	2014	110	32.82 to 28.93	3,336	0.90 to 0.00	1.94	2.16 to 1.25
	2013	187	31.30 to 23.02	5,587	0.65 to 0.20	2.42	19.10 to 18.57
	2012	194	26.28 to 24.89	4,884	0.65 to 0.20	1.75	13.64 to 13.13
	2011	394	23.64 to 17.13	8,774	0.65 to 0.00	2.88	(1.60) to (2.48)

Lifestyle Growth MVP Series NAV	2015	1,440	17.20 to 17.20	24,773	0.00 to 0.00	2.29	(4.55) to (4.55)
	2014	1,382	18.02 to 18.02	24,906	0.00 to 0.00	2.72	2.28 to 2.28
	2013	1,415	17.62 to 17.62	24,933	0.00 to 0.00	2.67	19.38 to 19.38
	2012	1,397	14.76 to 14.76	20,618	0.00 to 0.00	2.02	13.91 to 13.91
	2011	1,482	12.96 to 12.96	19,198	0.00 to 0.00	3.15	(1.55) to (1.55)

Lifestyle Moderate MVP Series I	2015	57	33.71 to 31.51	1,808	0.65 to 0.20	2.58	(1.11) to (1.56)
	2014	58	35.06 to 30.90	1,869	0.90 to 0.00	2.75	4.94 to 4.00
	2013	65	32.55 to 24.57	2,001	0.65 to 0.20	2.95	10.00 to 9.51
	2012	81	29.59 to 28.04	2,278	0.65 to 0.20	2.68	10.44 to 9.94
	2011	102	27.39 to 20.37	2,616	0.65 to 0.00	2.88	2.33 to 1.42

Lifestyle Moderate MVP Series NAV	2015	528	17.13 to 17.13	9,046	0.00 to 0.00	2.49	(0.86) to (0.86)
	2014	580	17.27 to 17.27	10,015	0.00 to 0.00	2.97	4.99 to 4.99
	2013	555	16.45 to 16.45	9,137	0.00 to 0.00	2.84	10.26 to 10.26
	2012	585	14.92 to 14.92	8,729	0.00 to 0.00	2.90	10.70 to 10.70
	2011	496	13.48 to 13.48	6,680	0.00 to 0.00	4.71	2.38 to 2.38

M Capital Appreciation(e)	2015	4	79.47 to 79.47	329	0.00 to 0.00	0.00	(6.58) to (6.58)
	2014	3	85.07 to 85.07	285	0.00 to 0.00	0.00	12.42 to 12.42
	2013	3	75.67 to 75.67	220	0.00 to 0.00	0.00	39.20 to 39.20
	2012	2	54.36 to 54.36	117	0.00 to 0.00	0.61	17.43 to 17.43

M International Equity (e)	2015	0	31.74 to 31.74	0	0.00 to 0.00	0.00	(3.94) to (3.94)
	2014	0	33.05 to 33.05	0	0.00 to 0.00	0.00	(7.06) to (7.06)

73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
M International Equity (e)	2013	0	$35.56 to $35.56	$0	0.00% to 0.00%	0.00	16.32% to 16.32%
	2012	0	30.57 to 30.57	0	0.00 to 0.00	0.00	20.68 to 20.68

M Large Cap Growth(e)	2015	0	54.08 to 54.08	0	0.00 to 0.00	0.00	7.70 to 7.70
	2014	13	50.21 to 50.21	661	0.00 to 0.00	0.05	10.21 to 10.21
	2013	11	45.56 to 45.56	490	0.00 to 0.00	0.61	36.15 to 36.15
	2012	9	33.46 to 33.46	309	0.00 to 0.00	0.06	19.31 to 19.31

Mid Cap Index Trust Series I	2015	165	39.61 to 36.74	6,321	0.70 to 0.20	1.13	(2.79) to (3.27)
	2014	145	41.90 to 36.95	5,654	0.90 to 0.00	0.98	9.34 to 8.36
	2013	144	37.34 to 34.99	5,152	0.70 to 0.20	1.02	32.76 to 32.10
	2012	195	28.13 to 26.48	5,322	0.70 to 0.20	1.25	17.25 to 16.66
	2011	382	24.52 to 22.21	8,990	0.65 to 0.00	56.00	(2.25) to (3.13)

Mid Cap Index Trust Series NAV	2015	861	26.89 to 26.89	23,160	0.00 to 0.00	1.35	(2.54) to (2.54)
	2014	346	27.60 to 27.60	9,542	0.00 to 0.00	1.01	9.40 to 9.40
	2013	382	25.23 to 25.23	9,632	0.00 to 0.00	1.18	33.09 to 33.09
	2012	360	18.95 to 18.95	6,824	0.00 to 0.00	1.54	17.54 to 17.54
	2011	313	16.13 to 16.13	5,051	0.00 to 0.00	0.81	(2.14) to (2.14)

Mid Cap Stock Trust Series I	2015	107	33.49 to 31.06	3,500	0.70 to 0.20	0.00	2.79 to 2.28
	2014	100	33.50 to 29.53	3,179	0.90 to 0.00	0.10	8.02 to 7.05
	2013	114	30.49 to 28.32	3,370	0.70 to 0.20	0.04	36.55 to 35.86
	2012	116	22.13 to 20.84	2,515	0.70 to 0.20	0.00	21.97 to 21.35
	2011	251	18.55 to 16.80	4,452	0.70 to 0.20	0.00	(9.20) to (10.01)

Mid Cap Stock Trust Series NAV	2015	85	75.96 to 75.96	6,484	0.00 to 0.00	0.00	3.04 to 3.04
	2014	91	73.72 to 73.72	6,701	0.00 to 0.00	0.20	8.11 to 8.11
	2013	123	68.19 to 68.19	8,402	0.00 to 0.00	0.07	36.84 to 36.84
	2012	121	49.83 to 49.83	6,027	0.00 to 0.00	0.00	22.34 to 22.34
	2011	120	40.73 to 40.73	4,908	0.00 to 0.00	0.00	(9.16) to (9.16)

Mid Value Trust Series I	2015	162	24.76 to 24.03	3,980	0.65 to 0.20	0.96	(3.62) to (4.06)
	2014	229	25.98 to 24.69	5,817	0.90 to 0.00	0.74	10.60 to 9.62
	2013	245	23.27 to 22.79	5,637	0.65 to 0.20	1.13	31.13 to 30.55
	2012	220	17.75 to 17.46	3,867	0.65 to 0.20	0.85	19.29 to 18.75
	2011	266	14.96 to 14.60	3,937	0.65 to 0.00	0.69	(4.93) to (5.77)

Mid Value Trust Series NAV	2015	217	38.55 to 38.55	8,364	0.00 to 0.00	0.78	(3.41) to (3.41)
	2014	511	39.91 to 39.91	20,406	0.00 to 0.00	0.99	10.70 to 10.70
	2013	267	36.05 to 36.05	9,612	0.00 to 0.00	1.13	31.47 to 31.47
	2012	270	27.42 to 27.42	7,391	0.00 to 0.00	0.92	19.54 to 19.54
	2011	265	22.94 to 22.94	6,074	0.00 to 0.00	0.75	(4.80) to (4.80)

Money Market Trust B Series NAV	2015	3,086	17.37 to 17.37	53,620	0.00 to 0.00	0.00	0.00 to 0.00
	2014	3,095	17.37 to 17.37	53,777	0.00 to 0.00	0.00	0.00 to 0.00
	2013	4,061	17.37 to 17.37	70,547	0.00 to 0.00	0.01	0.01 to 0.01
	2012	3,405	17.37 to 17.37	59,154	0.00 to 0.00	0.04	0.03 to 0.03
	2011	2,900	17.36 to 17.36	50,355	0.00 to 0.00	0.00	0.08 to 0.08

Money Market Trust Series I	2015	1,286	21.64 to 20.05	26,532	0.70 to 0.20	0.00	(0.19) to (0.72)
	2014	1,221	22.29 to 19.65	25,348	0.90 to 0.00	0.00	0.00 to (0.92)
	2013	1,177	21.72 to 14.99	24,559	0.70 to 0.20	0.00	(0.18) to (0.71)
	2012	3,865	21.76 to 20.49	82,145	0.70 to 0.20	0.00	(0.18) to (0.70)
	2011	1,293	22.28 to 15.15	27,375	0.70 to 0.00	0.00	0.07 to (0.82)

Natural Resources Trust Series I	2014	0	38.15 to 34.40	0	0.90 to 0.00	1.06	(7.78) to (8.48)
	2013	95	40.50 to 38.60	3,741	0.65 to 0.20	0.63	2.76 to 2.30
	2012	84	39.41 to 37.73	3,204	0.65 to 0.20	0.73	0.32 to (0.13)
	2011	125	39.97 to 36.98	4,794	0.65 to 0.00	0.45	(20.29) to (21.00)

Natural Resources Trust Series NAV	2014	0	16.13 to 16.13	0	0.00 to 0.00	1.25	(7.74) to (7.74)
	2013	161	17.49 to 17.49	2,808	0.00 to 0.00	0.69	3.07 to 3.07
	2012	150	16.97 to 16.97	2,546	0.00 to 0.00	0.89	0.58 to 0.58
	2011	130	16.87 to 16.87	2,194	0.00 to 0.00	0.61	(20.27) to (20.27)

PIMCO All Asset(e)	2015	208	18.79 to 14.37	3,158	0.65 to 0.00	2.98	(9.31) to (9.90)
	2014	223	20.32 to 15.84	3,705	0.90 to 0.00	5.08	0.23 to (0.66)
	2013	209	21.88 to 20.95	3,457	0.65 to 0.00	4.57	(0.10) to (0.75)
	2012	157	21.11 to 15.82	2,642	0.65 to 0.00	4.87	14.65 to 13.90
	2011	120	19.48 to 18.18	1,776	0.65 to 0.00	6.34	1.66 to 0.75

Real Estate Securities Trust Series I	2015	64	172.90 to 160.39	10,349	0.70 to 0.20	1.83	2.47 to 1.96
	2014	74	173.52 to 152.98	11,707	0.90 to 0.00	1.68	31.73 to 30.55
	2013	75	128.34 to 48.06	8,983	0.70 to 0.20	1.73	(0.30) to (0.80)
	2012	93	128.73 to 121.22	11,298	0.70 to 0.20	1.66	17.02 to 16.44
	2011	120	112.45 to 41.48	12,391	0.65 to 0.00	1.38	9.46 to 8.49

Real Estate Securities Trust Series NAV	2015	89	142.80 to 142.80	12,731	0.00 to 0.00	1.90	2.80 to 2.80
	2014	99	138.91 to 138.91	13,743	0.00 to 0.00	1.75	31.75 to 31.75
	2013	96	105.43 to 105.43	10,087	0.00 to 0.00	2.00	(0.05) to (0.05)
	2012	93	105.48 to 105.48	9,784	0.00 to 0.00	1.82	17.33 to 17.33
	2011	86	89.90 to 89.90	7,765	0.00 to 0.00	1.53	9.58 to 9.58

74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Real Return Bond Trust Series I	2015	73	$20.50 to $19.36	$1,456	0.65% to 0.20%	5.42%	(3.14)% to (3.58)%
	2014	118	21.67 to 19.51	2,433	0.90 to 0.00	3.02	4.76 to 3.82
	2013	162	20.25 to 19.29	3,198	0.65 to 0.20	2.17	(9.46) to (9.87)
	2012	234	22.36 to 21.41	5,091	0.65 to 0.20	1.74	8.64 to 8.15
	2011	267	20.95 to 19.38	5,369	0.65 to 0.00	4.40	12.02 to 11.03

Real Return Bond Trust Series NAV	2015	670	14.50 to 14.50	9,715	0.00 to 0.00	6.19	(2.94) to (2.94)
	2014	795	14.94 to 14.94	11,877	0.00 to 0.00	3.11	4.88 to 4.88
	2013	769	14.24 to 14.24	10,955	0.00 to 0.00	2.63	(9.25) to (9.25)
	2012	727	15.69 to 15.69	11,415	0.00 to 0.00	1.83	8.86 to 8.86
	2011	621	14.41 to 14.41	8,946	0.00 to 0.00	4.19	12.14 to 12.14

Science & Technology Trust Series I	2015	271	34.25 to 31.78	8,846	0.70 to 0.20	0.00	6.47 to 5.94
	2014	274	33.10 to 29.18	8,265	0.90 to 0.00	0.00	12.90 to 11.88
	2013	286	28.56 to 10.37	7,523	0.70 to 0.20	0.00	43.24 to 42.53
	2012	292	19.94 to 18.77	5,407	0.70 to 0.20	0.00	10.23 to 9.67
	2011	373	18.49 to 6.61	6,303	0.70 to 0.20	0.00	(7.75) to (8.57)

Science & Technology Trust Series NAV	2015	82	28.68 to 28.68	2,339	0.00 to 0.00	0.00	6.78 to 6.78
	2014	84	26.86 to 26.86	2,268	0.00 to 0.00	0.00	12.95 to 12.95
	2013	98	23.78 to 23.78	2,323	0.00 to 0.00	0.00	43.55 to 43.55
	2012	79	16.57 to 16.57	1,302	0.00 to 0.00	0.00	10.54 to 10.54
	2011	73	14.99 to 14.99	1,089	0.00 to 0.00	0.00	(7.72) to (7.72)

Short Term Government Income Trust Series I	2015	151	10.55 to 10.27	1,562	0.70 to 0.20	1.66	0.41 to (0.06)
	2014	163	10.62 to 10.17	1,684	0.90 to 0.00	2.62	1.15 to 0.19
	2013	142	10.42 to 10.24	1,462	0.70 to 0.20	1.08	(1.09) to (1.56)
	2012	205	10.53 to 10.40	2,145	0.70 to 0.20	1.61	0.96 to 0.50
	2011	241	10.47 to 10.31	2,503	0.65 to 0.00	2.31	2.77 to 1.83

Short Term Government Income Trust Series NAV	2015	132	10.72 to 10.72	1,410	0.00 to 0.00	2.13	0.69 to 0.69
	2014	134	10.65 to 10.65	1,430	0.00 to 0.00	2.08	1.19 to 1.19
	2013	160	10.52 to 10.52	1,680	0.00 to 0.00	1.77	(0.74) to (0.74)
	2012	227	10.60 to 10.60	2,409	0.00 to 0.00	1.96	1.18 to 1.18
	2011	71	10.48 to 10.48	748	0.00 to 0.00	1.39	2.83 to 2.83

Small Cap Growth Trust Series I	2015	46	24.83 to 24.05	1,118	0.65 to 0.20	0.00	(9.03) to (9.44)
	2014	41	27.64 to 26.15	1,100	0.90 to 0.00	0.00	7.57 to 6.61
	2013	61	25.43 to 24.85	1,537	0.65 to 0.20	0.00	43.80 to 43.15
	2012	64	17.68 to 17.36	1,121	0.65 to 0.20	0.00	16.24 to 15.71
	2011	70	15.31 to 14.88	1,057	0.65 to 0.00	0.00	(6.81) to (7.65)

Small Cap Growth Trust Series NAV	2015	274	29.90 to 29.90	8,184	0.00 to 0.00	0.00	(8.78) to (8.78)
	2014	293	32.78 to 32.78	9,611	0.00 to 0.00	0.00	7.60 to 7.60
	2013	304	30.46 to 30.46	9,264	0.00 to 0.00	0.00	44.22 to 44.22
	2012	244	21.12 to 21.12	5,161	0.00 to 0.00	0.00	16.53 to 16.53
	2011	239	18.13 to 18.13	4,325	0.00 to 0.00	0.00	(6.80) to (6.80)

Small Cap Index Trust Series I	2015	200	29.99 to 27.82	5,827	0.70 to 0.20	1.06	(4.77) to (5.24)
	2014	186	32.38 to 28.55	5,649	0.90 to 0.00	0.95	4.59 to 3.65
	2013	181	30.17 to 28.26	5,259	0.70 to 0.20	1.52	38.35 to 37.65
	2012	265	21.81 to 20.53	5,572	0.70 to 0.20	1.96	15.87 to 15.29
	2011	122	19.23 to 17.43	2,235	0.70 to 0.00	1.13	(4.50) to (5.36)

Small Cap Index Trust Series NAV	2015	217	24.77 to 24.77	5,375	0.00 to 0.00	1.09	(4.59) to (4.59)
	2014	230	25.96 to 25.96	5,962	0.00 to 0.00	0.93	4.71 to 4.71
	2013	263	24.79 to 24.79	6,527	0.00 to 0.00	1.53	38.75 to 38.75
	2012	283	17.87 to 17.87	5,056	0.00 to 0.00	2.17	16.06 to 16.06
	2011	201	15.40 to 15.40	3,097	0.00 to 0.00	1.32	(4.37) to (4.37)

Small Cap Opportunities Trust Series I	2015	394	36.49 to 34.24	13,649	0.70 to 0.20	0.07	(5.35) to (5.83)
	2014	430	39.46 to 35.53	15,811	0.90 to 0.00	0.05	2.39 to 1.47
	2013	470	37.73 to 35.77	16,986	0.70 to 0.20	0.27	39.88 to 39.18
	2012	17	26.97 to 25.70	437	0.70 to 0.20	0.00	16.61 to 16.02
	2011	33	23.54 to 21.77	735	0.70 to 0.00	0.09	(3.16) to (4.03)

Small Cap Opportunities Trust Series NAV	2015	16	18.44 to 18.44	286	0.00 to 0.00	0.14	(5.12) to (5.12)
	2014	17	19.43 to 19.43	321	0.00 to 0.00	0.08	2.42 to 2.42
	2013	14	18.97 to 18.97	272	0.00 to 0.00	0.74	40.28 to 40.28
	2012	10	13.52 to 13.52	131	0.00 to 0.00	0.00	16.88 to 16.88
	2011	11	11.57 to 11.57	130	0.00 to 0.00	0.12	(3.13) to (3.13)

Small Cap Value Trust Series I	2015	34	24.11 to 23.24	790	0.65 to 0.20	0.38	(1.56) to (2.00)
	2014	37	24.84 to 23.29	888	0.90 to 0.00	0.57	7.18 to 6.22
	2013	48	22.89 to 22.04	1,065	0.65 to 0.20	0.51	33.06 to 32.45
	2012	53	17.21 to 16.81	891	0.65 to 0.20	0.87	15.47 to 14.94
	2011	32	15.03 to 14.47	462	0.65 to 0.00	0.80	1.04 to 0.14

Small Cap Value Trust Series NAV	2015	115	68.28 to 68.28	7,882	0.00 to 0.00	0.50	(1.31) to (1.31)
	2014	128	69.19 to 69.19	8,868	0.00 to 0.00	0.63	7.25 to 7.25
	2013	172	64.51 to 64.51	11,096	0.00 to 0.00	0.62	33.33 to 33.33
	2012	162	48.39 to 48.39	7,815	0.00 to 0.00	0.91	15.78 to 15.78
	2011	167	41.79 to 41.79	6,963	0.00 to 0.00	0.90	1.15 to 1.15

75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Company Value Trust Series I	2015		101	$30.86 to $28.63	$3,053	0.70% to 0.20%	1.09%	(5.79)% to (6.26)%
	2014		167	33.69 to 29.70	5,332	0.90 to 0.00	0.03	0.11 to (0.79)
	2013		186	46.36 to 30.72	5,927	0.70 to 0.20	1.76	31.35 to 30.70
	2012		191	24.96 to 23.51	4,661	0.70 to 0.20	0.25	16.06 to 15.48
	2011		292	30.62 to 19.92	6,156	0.65 to 0.20	0.54	(0.93) to (1.82)

Small Company Value Trust Series NAV	2015		21	21.56 to 21.56	454	0.00 to 0.00	0.75	(5.51) to (5.51)
	2014		61	22.81 to 22.81	1,392	0.00 to 0.00	0.06	0.14 to 0.14
	2013		54	22.78 to 22.78	1,241	0.00 to 0.00	1.77	31.68 to 31.68
	2012		75	17.30 to 17.30	1,303	0.00 to 0.00	0.25	16.41 to 16.41
	2011		69	14.86 to 14.86	1,029	0.00 to 0.00	0.64	(0.94) to (0.94)

Strategic Income Opportunities Trust Series I	2015		105	25.55 to 24.23	2,624	0.65 to 0.20	2.91	1.02 to 0.56
	2014		75	25.83 to 23.47	1,846	0.90 to 0.00	4.00	5.06 to 4.12
	2013		84	24.12 to 23.08	1,977	0.65 to 0.20	6.34	3.63 to 3.15
	2012		61	23.27 to 22.38	1,367	0.65 to 0.20	6.72	12.64 to 12.12
	2011		108	20.98 to 19.59	2,168	0.65 to 0.00	9.78	2.03 to 1.11

Strategic Income Opportunities Trust Series NAV	2015		179	19.39 to 19.39	3,462	0.00 to 0.00	2.41	1.27 to 1.27
	2014		200	19.15 to 19.15	3,828	0.00 to 0.00	4.09	5.13 to 5.13
	2013		198	18.22 to 18.22	3,609	0.00 to 0.00	5.72	3.81 to 3.81
	2012		182	17.55 to 17.55	3,195	0.00 to 0.00	7.25	12.94 to 12.94
	2011		136	15.54 to 15.54	2,106	0.00 to 0.00	12.08	2.08 to 2.08

Total Bond Market Trust B Series NAV	2015		687	23.69 to 23.69	16,288	0.00 to 0.00	2.85	0.30 to 0.30
	2014		693	23.62 to 23.62	16,376	0.00 to 0.00	3.54	6.06 to 6.06
	2013		582	22.27 to 22.27	12,957	0.00 to 0.00	3.60	(2.44) to (2.44)
	2012		567	22.83 to 22.83	12,955	0.00 to 0.00	1.88	4.08 to 4.08
	2011		353	21.94 to 21.94	7,750	0.00 to 0.00	4.38	7.60 to 7.60

Total Return Trust Series I	2015	(f)	0	29.44 to 27.61	0	0.65 to 0.20	34.75	1.98 to 1.84
	2014		476	29.70 to 26.19	13,400	0.90 to 0.00	3.49	4.74 to 3.80
	2013		348	27.63 to 26.06	9,350	0.65 to 0.20	2.34	(2.23) to (2.67)
	2012		962	28.26 to 26.77	26,630	0.65 to 0.20	1.72	8.27 to 7.78
	2011		1,865	26.68 to 24.17	47,874	0.65 to 0.00	4.47	3.91 to 2.98

Total Return Trust Series NAV	2015	(f)	0	18.34 to 18.34	0	0.00 to 0.00	36.65	1.71 to 1.71
	2014		1,554	18.03 to 18.03	28,029	0.00 to 0.00	3.51	4.72 to 4.72
	2013		1,401	17.22 to 17.22	24,129	0.00 to 0.00	3.33	(1.98) to (1.98)
	2012		1,786	17.57 to 17.57	31,388	0.00 to 0.00	2.00	8.57 to 8.57
	2011		1,764	16.18 to 16.18	28,551	0.00 to 0.00	4.80	3.97 to 3.97

Total Stock Market Index Trust Series I	2015		274	22.99 to 21.33	6,177	0.70 to 0.20	1.75	(0.83) to (1.33)
	2014		134	23.84 to 21.02	2,980	0.90 to 0.00	1.35	11.48 to 10.46
	2013		88	20.84 to 19.53	1,758	0.70 to 0.20	1.17	33.12 to 32.46
	2012		130	15.65 to 14.74	1,982	0.70 to 0.20	1.54	15.26 to 14.69
	2011		145	13.88 to 12.57	1,911	0.65 to 0.00	1.16	0.28 to (0.62)

Total Stock Market Index Trust Series NAV	2015		22	79.30 to 79.30	1,706	0.00 to 0.00	1.43	(0.53) to (0.53)
	2014		19	79.72 to 79.72	1,553	0.00 to 0.00	1.30	11.46 to 11.46
	2013		12	71.52 to 71.52	861	0.00 to 0.00	1.70	33.45 to 33.45
	2012		9	53.59 to 53.59	458	0.00 to 0.00	1.34	15.56 to 15.56
	2011		13	46.38 to 46.38	621	0.00 to 0.00	0.59	0.33 to 0.33

U.S. Equity Trust Series I	2015		107	14.60 to 14.33	1,556	0.70 to 0.20	2.01	0.32 to (0.18)
	2014		93	14.63 to 14.28	1,343	0.90 to 0.00	1.30	11.03 to 10.04
	2013		105	13.13 to 13.02	1,378	0.70 to 0.20	1.46	27.98 to 27.33
	2012		105	10.26 to 10.23	1,072	0.70 to 0.20	1.97	2.63 to 2.28

U.S. Equity Trust Series NAV	2015		148	14.73 to 14.73	2,181	0.00 to 0.00	1.69	0.52 to 0.52
	2014		206	14.66 to 14.66	3,021	0.00 to 0.00	1.51	11.07 to 11.07
	2013		201	13.20 to 13.20	2,646	0.00 to 0.00	1.84	28.36 to 28.36
	2012		52	10.28 to 10.28	538	0.00 to 0.00	2.14	2.81 to 2.81

Ultra Short Term Bond Trust Series I	2015		1	9.83 to 9.70	9	0.65 to 0.45	1.31	(0.47) to (0.71)
	2014		1	10.05 to 9.72	9	0.90 to 0.00	1.61	(0.02) to (0.84)
	2013		2	9.92 to 9.84	18	0.65 to 0.45	0.02	(0.49) to (0.74)
	2012		3	9.91 to 9.91	33	0.65 to 0.65	1.16	(0.15) to (0.15)
	2011		3	9.91 to 9.91	27	0.65 to 0.00	2.05	0.12 to (0.69)

Ultra Short Term Bond Trust Series NAV	2015		124	10.07 to 10.07	1,252	0.00 to 0.00	2.02	0.01 to 0.01
	2014		73	10.07 to 10.07	736	0.00 to 0.00	3.39	0.03 to 0.03
	2013		22	10.07 to 10.07	217	0.00 to 0.00	0.67	(0.02) to (0.02)
	2012		34	10.07 to 10.07	340	0.00 to 0.00	1.10	0.66 to 0.66
	2011		12	10.00 to 10.00	116	0.00 to 0.00	1.32	0.09 to 0.09

Utilities Trust Series I	2015		40	30.89 to 28.91	1,200	0.65 to 0.20	2.74	(14.93) to (15.31)
	2014		64	37.33 to 33.00	2,201	0.90 to 0.00	3.07	12.59 to 11.58
	2013		60	32.32 to 30.52	1,869	0.65 to 0.20	2.06	20.32 to 19.78
	2012		64	26.86 to 25.48	1,644	0.65 to 0.20	3.65	13.43 to 12.92
	2011		80	24.19 to 21.98	1,830	0.65 to 0.00	3.56	6.65 to 5.70

Utilities Trust Series NAV	2015		61	25.46 to 25.46	1,544	0.00 to 0.00	3.30	(14.79) to (14.79)
	2014		150	29.88 to 29.88	4,484	0.00 to 0.00	3.46	12.72 to 12.72

76

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Utilities Trust Series NAV	2013	63	$26.50 to $26.50	$1,660	0.00% to 0.00%	2.30%	20.65% to 20.65%
	2012	53	21.97 to 21.97	1,174	0.00 to 0.00	3.78	13.63 to 13.63
	2011	51	19.33 to 19.33	993	0.00 to 0.00	3.82	6.80 to 6.80

Value Trust Series I	2015	47	50.26 to 46.63	2,209	0.70 to 0.20	0.53	(9.07) to (9.53)
	2014	49	56.85 to 50.12	2,527	0.90 to 0.00	0.49	9.82 to 8.84
	2013	56	50.43 to 43.00	2,671	0.70 to 0.20	0.72	35.13 to 34.45
	2012	76	37.32 to 35.15	2,735	0.70 to 0.20	0.84	17.19 to 16.60
	2011	113	32.56 to 27.35	3,499	0.70 to 0.00	1.04	0.98 to 0.07

Value Trust Series NAV	2015	57	24.75 to 24.75	1,417	0.00 to 0.00	0.62	(8.86) to (8.86)
	2014	51	27.16 to 27.16	1,373	0.00 to 0.00	0.57	9.88 to 9.88
	2013	46	24.72 to 24.72	1,136	0.00 to 0.00	0.93	35.44 to 35.44
	2012	41	18.25 to 18.25	754	0.00 to 0.00	0.95	17.50 to 17.50
	2011	34	15.53 to 15.53	523	0.00 to 0.00	1.10	1.03 to 1.03

77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

(c)

These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, which are not annualized, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Sub-account that invests in non-affiliated Trust.

(f)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

78

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.70% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

79

Prospectus dated May 2, 2016
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
Interests are made available under
Corporate VUL
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
500 Index B
Active Bond
All Cap Core
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Franklin Templeton Founding Allocation
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Core
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Stock Market Index
Ultra Short Term Bond
U.S. Equity
Utilities
Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
CVUL 04 5/2016

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The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information, which contains the audited financial statements for JHUSA and Separate Account N. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.
SUMMARY OF BENEFITS AND RISKS
Benefits
Some of the benefits of purchasing the policy are described below.
Death Benefit Protection: This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured person. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.
Access to Your Policy Values: Your variable life insurance policy offers access to your Policy Value through policy loans, policy surrender and partial withdrawal. There are limitations on partial withdrawals. See “Policy Surrender and Partial Withdrawals” for further information. Policy loans permanently affect the Policy Value, and may also result in adverse tax consequences.
Tax Deferred Accumulation: Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy does not generate a taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.
Investment Options: In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.
Flexibility: The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.
Risks
Some of the risks of purchasing the policy are described below.
Fluctuating Investment Performance: Policy Values invested in a sub-account are not guaranteed. Policy Values will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the portfolio prospectuses. You should review the prospectuses carefully before allocating Policy Values to any sub-accounts.
Unsuitable for Short-Term Investment: The policy is intended for long-term financial planning, and is unsuitable for short-term goals. The policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse: Sufficient premiums must be paid to keep the policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Withdrawals reduce your Policy Value and increase the risk of lapse.
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Decreasing Death Benefit: Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.
Adverse Consequences of Early Surrender: Depending on the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.
Adverse Tax Consequences: You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.
FEE TABLES
The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon receipt of premium	2.5% of each premium paid
Sales Charge	Upon receipt of premium	13% (Coverage Year 1)[1]
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon transfer	Guaranteed $5.00
Current $0.00
Asset Allocation Balancer	Upon transfer	Guaranteed $15.00
Current $0.00

1 The sales charge declines in subsequent Coverage Years as noted below:
Coverage Year	Percentage
1	13.00%
2	6.25%
3	3.50%
4	2.50%
5	0.50%
6	0.50%
7+	0.00%
The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the policy. These fees and expenses do not include fees and expenses of the portfolios, which are the underlying variable investment options for your policy.
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Charges Other Than Those of the Portfolios
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[1]	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 45 year old non-smoking male) (rating classification is for short form underwriting)	The cost of insurance rate is $0.08 per month per $1,000 of the net amount at risk.
Cost of Insurance – Optional FTIO Rider (Flexible Term Insurance Option)[1]	Monthly	Minimum and Maximum Charges	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 45 year old non-smoking male) rating classification is for short form underwriting)	The cost of insurance rate is $0.38 per month per $1,000 of the net amount at risk.
Mortality and Expense Risk Charge	Monthly	0.50% annually[2]
Administration Charge	Monthly	$12 per Policy Month
Loan Interest Rate (Net)	Annually	0.75% [3]

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.
2 Currently the Company is charging the following rates:
Policy Years	Annual Rate
1-10	0.45%
11+	0.25%

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.44%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.33% and 1.52%, respectively.
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Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolios.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International, and American New World portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies are as described in the following table:
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Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	Declaration Management & Research LLC; and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
All Cap Core	QS Investors, LLC	To seek to provide long-term growth of capital.
Alpha Opportunities	Wellington Management Company, LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity-Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Franklin Templeton Founding Allocation	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
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Portfolio	Subadviser	Investment Objective
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Core	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide high total return.
International Equity Index B	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
8

Portfolio	Subadviser	Investment Objective
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
U.S. Equity	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide long-term capital appreciation.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
POLICY SUMMARY
General
The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy is not in default, that there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit Percentage. Your policy’s provisions may vary in some states and the terms of the policy, and any endorsements or riders, supersede the disclosure in this prospectus.
9

Death Benefits
The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.
Flexible Term Insurance Option. You may add a Flexible Term Insurance Option rider (the “FTIO Rider”) to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no sales charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured’s Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the “Scheduled Death Benefits”).
Death Benefit Options. There are two death benefit options. Option 1 provides a death benefit equal to the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO option. Option 2 provides a death benefit equal to the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO option. You may change the death benefit option and increase or decrease the Face Amount and Scheduled Death Benefits.
Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:
•	the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;
•	no additional premium payments will be accepted although loan repayments will be accepted;
•	no additional charges or deductions (described under “Charges and Deductions”) will be assessed;
•	interest on any Policy Debt will continue to accrue;
•	the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.
Premiums
Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see “Premium Payments—Premium Limitations”). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.
Policy Value
The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.
Policy Loans
You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured’s death or upon surrender of the policy.
Surrender and Partial Withdrawals
You may make a partial withdrawal of the Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits. You may surrender the policy for its Net Cash Surrender Value at any time.
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Lapse and Reinstatement
Your policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under “Lapse and Reinstatement—Reinstatement.”
The policy differs in two important ways from conventional life insurance policies. First, failure to make planned premium payments will not in itself cause the policy to lapse. Second, a policy can lapse even if planned premiums have been paid.
Charges and Deductions
We assess certain charges and deductions in connection with the policy. These include: (i) charges in the form of monthly deductions for the cost of insurance and administrative expenses, (ii) charges assessed daily against amounts in the Investment Account and (iii) charges deducted from premiums paid. These charges are summarized in the Fee Tables.
In addition, there are charges deducted from each portfolio. For more information, please refer to the prospectus for the underlying portfolio.
Reduction in Charges and Enhancement of Surrender Values: The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policy owners.
Investment Options and Investment Subadvisers
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.
The Table of Investment Options and Investment Subadvisers describes the portfolios and shows the subadvisers that provide investment subadvisory services.
Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities, and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.
Description of John Hancock (USA)
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
11

Description of Separate Account N
The investment accounts shown on page 1 are in fact subaccounts of the John Hancock Life Insurance Company (U.S.A.) Separate Account N, a separate account operated by us under Michigan law. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA's other assets. John Hancock USA is obligated to pay all amounts promised to policy owners under the policies.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
ISSUING A POLICY
Use of the Policy
The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.
Requirements
To purchase a policy, you must submit a completed application. Your policy will not be issued until the underwriting process is completed to our satisfaction.
With our prior approval, the policy may be issued on a basis that does not distinguish between the Life Insured’s sex and/or smoking status. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80.
Each policy has a Policy Date, an Effective Date and an Issue Date (see “Definitions” in Appendix A). The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see “Backdating a Policy”). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are determined.
If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.
Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market portfolio for the duration of the right to examine period (see “Right to Examine the Policy”).
Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000.
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Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.
Temporary Insurance Agreement
Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.
Underwriting
The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting, and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.
Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of short form underwriting depends on characteristics of the case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.
Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of simplified underwriting and the nature of the requirements will depend on characteristics of the case and the proposed lives to be insured.
Regular (Medical) Underwriting. Where short form or simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.
Right to Examine the Policy
You may return your policy for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the Company agent who sold it to you or to our Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at our Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans.
Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market portfolio during the Right to Examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.
If you request a Face Amount increase that results in new sales charge, you will have the same rights described above to cancel the increase. If canceled the Policy Value and sales charge will be recalculated to be as they would have been had the premiums not been paid.
We reserve the right to delay the refund of any premium paid by check until the check has cleared.
(Applicable to Residents of California Only)
Residents of California, age 60 and greater, may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company’s agent who sold it, or to our Service Office. If you cancel the policy
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during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market portfolio, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans. Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market portfolio or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market portfolio.
Life Insurance Qualification
A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, you must choose either the Cash Value Accumulation Test (“CVA Test”) or the Guideline Premium Test (“GP Test”) and the test cannot be changed once the policy is issued.
Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.
Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.
Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.
DEATH BENEFITS
If the policy is in force at the time of the Life Insured’s death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured’s entire lifetime and there is no specified maturity or expiration date.
Insurance benefits are only payable when we receive due proof of death at our Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.
The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt, accrued interest, and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.
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Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The policy’s Minimum Death Benefit ensures that these requirements are met by providing that the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.
Table of Minimum Death Benefit Percentages.
Age	GP Test Percent	CVA Test Male	Female	Unisex
20	250%	644%	768%	665%
21	250%	625%	743%	645%
22	250%	607%	720%	626%
23	250%	589%	697%	608%
24	250%	572%	674%	589%
25	250%	554%	652%	571%
26	250%	537%	631%	554%
27	250%	520%	611%	536%
28	250%	504%	591%	519%
29	250%	488%	572%	502%
30	250%	472%	553%	486%
31	250%	457%	535%	470%
32	250%	442%	517%	455%
33	250%	428%	500%	440%
34	250%	414%	484%	426%
35	250%	400%	468%	412%
36	250%	387%	453%	399%
37	250%	375%	438%	386%
38	250%	362%	424%	373%
39	250%	351%	410%	361%
40	250%	340%	397%	350%
41	243%	329%	384%	339%
42	236%	319%	372%	328%
43	229%	309%	361%	318%
44	222%	299%	350%	308%
45	215%	290%	339%	299%
46	209%	281%	329%	290%
47	203%	273%	319%	281%
48	197%	265%	309%	272%
49	191%	257%	300%	264%
50	185%	249%	291%	257%
51	178%	242%	282%	249%
52	171%	235%	274%	242%
53	164%	228%	266%	235%
54	157%	222%	258%	229%
55	150%	216%	251%	222%
56	146%	210%	244%	216%
57	142%	205%	237%	210%
58	138%	199%	230%	205%
59	134%	194%	224%	199%
Age	GP Test Percent	CVA Test Male	Female	Unisex
60	130%	189%	218%	194%
61	128%	184%	211%	189%
62	126%	180%	206%	185%
63	124%	175%	200%	180%
64	122%	171%	194%	176%
65	120%	167%	189%	172%
66	119%	164%	184%	168%
67	118%	160%	180%	164%
68	117%	157%	175%	160%
69	116%	153%	171%	157%
70	115%	150%	166%	154%
71	113%	147%	162%	151%
72	111%	145%	158%	147%
73	109%	142%	154%	145%
74	107%	139%	151%	142%
75	105%	137%	147%	139%
76	105%	135%	144%	137%
77	105%	133%	141%	135%
78	105%	131%	139%	133%
79	105%	129%	136%	131%
80	105%	127%	133%	129%
81	105%	125%	131%	127%
82	105%	124%	129%	125%
83	105%	122%	127%	124%
84	105%	121%	125%	122%
85	105%	120%	123%	121%
86	105%	118%	121%	119%
87	105%	117%	120%	118%
88	105%	116%	118%	117%
89	105%	115%	117%	116%
90	105%	114%	115%	115%
91	104%	113%	114%	114%
92	103%	112%	113%	112%
93	102%	111%	112%	111%
94	101%	110%	110%	110%
95	100%	109%	109%	109%
96	100%	107%	107%	107%
97	100%	106%	106%	106%
98	100%	104%	104%	104%
99	100%	103%	103%	103%
100+	100%	100%	100%	100%

Flexible Term Insurance Option Rider
You may add an FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of
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the policy. The election of (or failure to elect) the FTIO Rider will impact the total cost of insurance charges. The FTIO Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.
You may schedule the death benefit amounts that will apply at specified times (the “Scheduled Death Benefits”). Scheduled Death Benefits may be constant or varying from time to time. The Scheduled Death Benefits will be shown in the policy.
The term insurance benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:
(a) is the Scheduled Death Benefit for the Policy Month, and
(b) is the Face Amount of the policy or, if greater, the policy’s Minimum Death Benefit.
Even if the term insurance benefit may be zero in a Policy Month, the FTIO Rider will not terminate.
Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive’s salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a Scheduled Death Benefit as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	105,000
3	110,250
4	115,763
5	121,551
6	127,628
7	134,010
8	140,710
9	147,746
10+	155,133
The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:
Policy Year	Total Death Benefit	Face Amount	Flexible Term Insurance Amount
1	100,000	100,000	0
2	105,000	100,000	5,000
3	110,250	100,000	10,250
4	115,763	100,000	15,763
5	121,551	100,000	21,551
6	127,628	100,000	27,628
7	134,010	100,000	34,010
8	140,710	100,000	40,710
9	147,746	100,000	47,746
10	155,133	100,000	55,133
Death Benefit Options
You may choose either of two death benefit options:
Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.
Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.
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Changing the Death Benefit Option
You may change the death benefit option at any time. The change will take effect at the beginning of the next Policy Month at least 30 days after your written request is received at our Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
A change in the death benefit option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:
Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change less the Policy Value on the date of the change.
The Scheduled Death Benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.
Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in coverage amounts equals the decrease in Face Amount.
Example. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value), and the Scheduled Death Benefit after the change will become:
Policy Year	Scheduled Death Benefit
3	140,000
4	165,000
5+	190,000
Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change).
The resulting Face Amount increase amount will be added to the first Coverage Amount listed in the policy.
The Annual Premium Target for this Coverage Amount will not be increased and new sales charges will not apply, however, for an increase solely due to a change in the death benefit option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Scheduled Death Benefit after the change will become:
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Policy Year	Scheduled Death Benefit
3	160,000
4	185,000
5+	210,000
Changing the Face Amount and Scheduled Death Benefits
At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured’s insurability.
•	Increases will take effect at the beginning of the next Policy Month after we approve the request.
•	We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured’s Attained Age or other factors.
•	If the Face Amount is increased (other than as required by a death benefit option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.
New Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:
•	First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.
•	Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new sales charges. Any new Coverage Amount will be based on the Life Insured’s Attained Age and other relevant factors on the effective date of the increase.
Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in sales charges (see “Charges and Deductions—Attribution of Premiums”).
Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next Policy Month which is 30 days after your written request is received at our Service Office.
•	If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.
•	If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.
•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
Decreases in Face Amount Under Death Benefit Option 1 Due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:
(a) is the partial withdrawal amount and
(b) is the excess, if any, of the policy’s Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.
Decreases in Face Amount under death benefit Option 1 due to a partial withdrawal are subject to the following conditions:
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•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
•	All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.
Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Scheduled Death Benefit as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
Assume the following policy activity:
Activity	Effect on Policy	Change in Benefit Schedule
In Policy Year 2, the Face Amount is reduced to $80,000.	The initial Coverage Amount is reduced to $80,000.	Policy Year	Scheduled Death Benefit
		2	105,000
		3	130,000
		4	155,000
		5+	180,000
In Policy Year 3, the Face Amount is increased to $120,000	The initial Coverage Amount (which earlier was reduced to $80,000) is restored to its original level of $100,000. A new Coverage Amount for $20,000 is added to the policy. This new Coverage Amount will have its own Annual Premium Target, and its own sales charges. A portion of the future premiums paid will be attributed to this Coverage Amount to determine the amount of the sales charges.	Policy Year	Scheduled Death Benefit
		3	170,000
		4	195,000
		5+	220,000
In Policy Year 4, a partial withdrawal of $30,000 is made.	The Face Amount is reduced to $90,000. The most recent Coverage Amount of $20,000 is reduced to $0, and the initial Coverage Amount is reduced to $90,000.	Policy Year	Scheduled Death Benefit
		4	165,000
		5	190,000
Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks”. These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.
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PREMIUM PAYMENTS
Initial Premiums
No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in our general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market portfolio.
On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market portfolio for the duration of the Right to Examine period (see “Right to Examine the Policy”).
Subsequent Premiums
After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below.
A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.
Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.
Premium Limitations
If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned to you.
If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.
Premium Allocation
You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at our Service Office.
CHARGES AND DEDUCTIONS
Premium Charge
We will deduct a premium charge as a percentage of each premium payment that is guaranteed never to exceed 2.5%. Currently, we waive this charge in Policy Years 4 and later and charge 0%.
The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.
Sales Charge
The sales charge is intended to cover a portion of our costs of marketing and distributing the policies.
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Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured’s Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.
Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.
Sales Charge. We deduct a sales charge from all premium amounts attributed to a Coverage Amount designated as having a sales charge. The sales charge is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.
Coverage Year	Percentage
1	13.00%
2	6.25%
3	3.50%
4	2.50%
5	0.50%
6	0.50%
7+	0.00%
Monthly Deductions
On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy’s Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.
Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.
Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to us and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.
Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where
(a) is the applicable death benefit amount on the first day of the month, divided by 1.0024663; and
(b) is the Policy Value attributed to that death benefit amount on the first day of the month.
Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.
Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).
Attribution of Policy Value for Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.
Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:
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•	Coverage Amounts having sales charges, and
•	The excess of the death benefit over the Face Amount, including any term insurance benefit under the FTIO Rider.
The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:
•	the cost of insurance rate basis for the applicable death benefit amount,
•	the Life Insured’s Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,
•	the underwriting class of the applicable death benefit amount,
•	the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,
•	any extra charges for substandard ratings, as stated in the policy.
Since the net amount of risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.
Cost of insurance rates will generally increase with the Life Insured’s age and the Coverage Year.
Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.
Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.
Asset Based Risk Charge Deducted from Investment Accounts
We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy. The charge is a percentage of amounts in the Investment Accounts, which will reduce unit values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:
Policy Year	Annual Rate
1-10	0.45%
11+	0.25%
Reduction in Charges and Enhanced Surrender Values
The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.
COMPANY TAX CONSIDERATIONS
Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to the Separate Account or to the policy. We reserve the right in the future, however, to make a charge for any such tax or other
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economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the policy.
POLICY VALUE
Determination of the Policy Value
A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.
The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks”.
Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy multiplied by the value of such units.
Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. See “The General Account—Fixed Account”.
Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us that is lower than the loan interest rate charged on Policy Debt. See “Policy Loans—Loan Account”.
Units and Unit Values
Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at our Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.
Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.
Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the net investment factor for the that sub-account by the unit value for the immediately preceding Business Day.
The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:
(a)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;
(b)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and
(c)  is a charge not exceeding the daily mortality and expense risk charge shown in the “Charges and Deductions— Asset Based Risk Charge Deducted from Investment Accounts” section.
The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.
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Transfers of Policy Value
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, (iii) restricting transfers into and out of certain investment options, (iv) restricting the method used to submit transfers, and (v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value in all variable investment options is transferred to the Money Market portfolio. If such a transfer to the Money Market investment portfolio is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
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Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
Transfers Involving Fixed Account.
While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:
•	within eighteen months after the Issue Date; or
•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or
•	within 60 days of the date of notification of such change, whichever is later.
Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.
The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000, 15% of the Fixed Account value at the previous Policy Anniversary, or the amount transferred out of the Fixed Account during the previous policy year. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.
Telephone Transfers. Transfer requests must be in writing in a form satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.
POLICY LOANS
At any time while this policy is in force, you may borrow against the Policy Value. This policy is the only security for the loan. Policy loans may have tax consequences, see “Tax Treatment of Policy Benefits—Policy Loans”.
A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.
Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the policy’s Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.
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Interest Charged on Policy Loans
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.
Loan Account
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.
Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.
Currently we credit loan interest rates which vary by Policy Year as follows:
Policy Years	Current Loan Interest Credited Rates	Excess Loan Interest Charged Rate
1-10	3.25%	0.75%
11+	3.75%	0.25%
Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.
Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.
Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.
POLICY SURRENDER AND PARTIAL WITHDRAWALS
Policy Surrender
A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any outstanding monthly deductions due minus the Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at our our Service Office. After a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.
Partial Withdrawals
You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.
The death benefit may be reduced as a result of a Partial Withdrawal. (See “Death Benefits—Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal”).
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LAPSE AND REINSTATEMENT
Lapse
A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would be zero and below after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under “Tax Considerations—Other Policy Distributions”. We will notify you of the default and will allow you a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.
Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.
Reinstatement
You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:
•	The policy must not have been surrendered for its Net Cash Surrender Value;
•	Evidence of the Life Insured’s insurability satisfactory to us must be provided; and
•	A premium equal to the payment required during the grace period following default to keep the policy in force is paid.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case.
THE GENERAL ACCOUNT
The general account of John Hancock USA consists of all assets owned by us other than those in Separate Account N and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.
By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 (“1933 Act”) and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Fixed Account
You may elect to allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.
Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:
•	the portion of the Net Premiums allocated to it; plus
•	any amounts transferred to it; plus
•	interest credited to it; less
•	any charges deducted from it; less
•	any partial withdrawals from it; less
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•	any amounts transferred from it.
Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.
OTHER PROVISIONS OF THE POLICY
Policy Owner Rights
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we’ve used the term “you” in this prospectus, we’ve assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While the insured person is alive, you will have a number of options under the policy. Here are some major ones:
•	Determine when and how much you invest in the various accounts
•	Borrow or withdraw amounts you have in the accounts
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its Net Cash surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy Cancellation
Unless otherwise restricted by a separate agreement, you may:
•	Vary the premiums paid under the policy.
•	Change the death benefit option.
•	Change the premium allocation for future premiums.
•	Take loans and/or partial withdrawals.
•	Surrender the policy.
•	Transfer ownership to a new owner.
•	Name a contingent owner that will automatically become owner if you die before the Life Insured.
•	Change or revoke a contingent owner.
•	Change or revoke a beneficiary.
Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at our Service Office. We assume no responsibility for the validity or effects of any assignment.
Beneficiary
You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes—primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured’s lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are
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the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.
Incontestability
We will not contest the validity of a policy after it has been in force during the Life Insured’s lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured’s lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.
Misstatement of Age or Sex
If the Life Insured’s stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.
Suicide Exclusion
If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived; for example, with policies purchased in conjunction with certain existing benefit plans.
Supplementary Benefits
Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see “Death Benefits—Flexible Term Insurance Option Rider”) and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning this supplementary benefit may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of the FTIO Rider (see “Charges and Deductions—Monthly Deductions”).
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and
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not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its
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owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until
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maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
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Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy.
OTHER INFORMATION
Payment of Proceeds
As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum.
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which:
(i)   the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii)   trading on the New York Stock Exchange is restricted
(iii)   an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets or
(iv)   the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.
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Reports to Policy Owners
Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:
•	the amount of death benefit;
•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;
•	the value of the units in each Investment Account to which the Policy Value is allocated;
•	the Policy Debt and any loan interest charged since the last report;
•	the premiums paid and other policy transactions made during the period since the last report; and
•	any other information required by law.
You will also be sent an annual and a semi-annual report for each portfolio, which will include a list of the securities, held in each portfolio as required by the 1940 Act.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate, Signator Investors, Inc., is one such broker-dealer. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer, Signator Investors, Inc., may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number
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of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 30% of the target premium paid in policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to .10%. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Responsibilities of John Hancock USA
John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.
Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.
Voting Rights
As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.
The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90
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days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.
John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.
Substitution of Portfolio Shares
It is possible that in the judgment of the Company, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.
John Hancock USA also reserves the right (i) to combine other Separate Accounts with the Separate Account, (ii) to create new Separate Accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another Separate Account and from another Separate Account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.
Records and Accounts
Our Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to a third party administrator.
All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.
State Regulation
John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.
John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
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Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, and for each of the two years in the period ended December 31, 2015, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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APPENDIX A: DEFINITIONS
Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Sales Load calculations.
Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.
Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.
Case: is a group of policies insuring individual lives with common employment or other relationship, independent of the policies.
Cash Surrender Value: is the Policy Value less any outstanding monthly deductions due.
Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.
Coverage Year: is a one-year period beginning on a Coverage Amount’s effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy’s Effective Date, the Coverage Year is the same as the Policy Year.
Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.
Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.
Issue Age: is the Life Insured’s age on the birthday closest to the Policy Date.
Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.
Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.
Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.
Net Policy Value: is the Policy Value less the value in the Loan Account.
Net Premium: is the premium paid less the Premium Load and Sales Load.
Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.
Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.
Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.
Service Office: is PO Box 192, Boston, MA 02117-0192, or such other address as we specify to you by written notice.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-5130—1933 Act File No. 333-100567

Statement of Additional Information
dated May 2, 2016
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office - Specialty Products by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Registrant” or “Separate Account”), is a separate account established by the Depositor under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, and for each of the two years in the period ended December 31, 2015, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policies.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH

Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210, and it also maintains offices with us at 197 Clarendon Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate Signator Investors, Inc. is one such broker-dealer.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2015, 2014, and 2013 was $120,545,566, 132,392,739, and $119,574,297, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Our affiliated broker-dealer, Signator Investors, Inc., may pay its respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
333-100567
333-126668
333-152409
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors and Shareholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, to meet the requirements of Michigan the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 5, 2016

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2015	2014

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,463	$49,226
Stocks:
Preferred stocks	23	26
Common stocks	658	477
Investments in affiliates	3,205	2,911
Mortgage loans on real estate	10,475	11,519
Real estate:
Company occupied	299	300
Investment properties	6,487	5,203
Cash, cash equivalents and short-term investments	4,528	7,702
Policy loans	3,718	5,039
Derivatives	11,001	10,458
Receivable for collateral on derivatives	26	400
Receivable for securities	5	10
Other invested assets	5,618	5,978

Total cash and invested assets	90,506	99,249
Investment income due and accrued	758	887
Premiums due and deferred	303	388
Amounts recoverable from reinsurers	162	196
Funds held by or deposited with reinsured companies	3,660	1,958
Other reinsurance receivable	670	439
Amounts due from affiliates	304	247
Other assets	1,755	2,364
Assets held in separate accounts	129,725	140,164

Total admitted assets	$227,843	$245,892

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS – (CONTINUED)

	December 31,
	2015	2014

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$66,516	$69,184
Policyholders’ and beneficiaries funds	2,624	3,834
Consumer notes	265	411
Dividends payable to policyholders	428	574
Policy benefits in process of payment	499	556
Other amount payable on reinsurance	480	1,039
Other policy obligations	68	78

Total policy and contract obligations	70,880	75,676
Payable to parent and affiliates	1,816	3,073
Transfers to (from) separate account, net	(540)	(1,390)
Asset valuation reserve	1,844	1,927
Reinsurance in unauthorized companies	3	3
Funds withheld from unauthorized reinsurers	7,784	8,873
Interest maintenance reserve	1,630	1,745
Net deferred tax liability	387	456
Derivatives	6,094	5,229
Payables for collateral on derivatives	1,640	2,939
Payables for securities	42	26
Other general account obligations	1,094	1,843
Obligations related to separate accounts	129,725	140,164

Total liabilities	222,399	240,564

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2015 and 2014)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2015 and 2014)	5	5
Paid-in surplus	3,196	3,196
Surplus notes	990	990
Unassigned surplus	1,253	1,137

Total capital and surplus	5,444	5,328

Total liabilities and capital and surplus	$227,843	$245,892

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$16,323	$12,738	$12,882
Consideration for supplementary contracts with life contingencies	140	183	266
Net investment income	4,387	4,297	4,551
Amortization of interest maintenance reserve	181	176	183
Commissions and expense allowance on reinsurance ceded	1,040	817	1,224
Reserve adjustment on reinsurance ceded	(16,494)	(10,652)	(9,775)
Separate account administrative and contract fees	1,786	1,841	1,848
Other revenue	415	467	188

Total premiums and other revenues	7,778	9,867	11,367

Benefits paid or provided:
Death, surrender and other contract benefits, net	9,762	9,064	7,710
Annuity benefits	1,796	1,733	1,784
Disability and long-term care benefits	647	584	542
Interest and adjustments on policy or deposit-type funds	91	125	132
Payments on supplementary contracts with life contingencies	179	170	159
Increase (decrease) in life and long-term care reserves	(2,506)	2,161	1,017

Total benefits paid or provided	9,969	13,837	11,344

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,289	1,203	1,360
General expenses	960	972	1,092
Insurance taxes, licenses and fees	145	138	150
Net transfers to (from) separate accounts	(6,554)	(8,229)	(6,388)
Investment income ceded	2,465	4,954	(1,356)
Other deductions	(160)	21	14

Total insurance expenses and other deductions	(1,855)	(941)	(5,128)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	(336)	(3,029)	5,151
Dividends to policyholders	(36)	77	81

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(300)	(3,106)	5,070
Federal income tax expense (benefit)	(778)	(716)	262

Income (loss) from operations before net realized capital gains (losses)	478	(2,390)	4,808

Net realized capital gains (losses)	216	(74)	(1,793)

Net income (loss)	$694	$(2,464)	$3,015

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2013	$5	$3,196	$990	$1,603	$5,794
Net income (loss)				3,015	3,015
Change in net unrealized capital gains (losses)				(1,455)	(1,455)
Change in net deferred income tax				(347)	(347)
Decrease (increase) in non-admitted assets				(12)	(12)
Change in liability for reinsurance in unauthorized reinsurance				-	-
Decrease (increase) in asset valuation reserves				(180)	(180)
Dividend paid to Parent				(300)	(300)
Change in surplus as a result of reinsurance				(573)	(573)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2013	5	3,196	990	1,618	5,809

Net income (loss)				(2,464)	(2,464)
Change in net unrealized capital gains (losses)				2,389	2,389
Change in net deferred income tax				973	973
Decrease (increase) in non-admitted assets				56	56
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				(553)	(553)
Dividend paid to Parent				(500)	(500)
Change in surplus as a result of reinsurance				(252)	(252)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2014	5	3,196	990	1,137	5,328

Net income (loss)				694	694
Change in net unrealized capital gains (losses)				(394)	(394)
Change in net deferred income tax				(158)	(158)
Decrease (increase) in non-admitted assets				(43)	(43)
Change in liability for reinsurance in unauthorized reinsurance				-	-
Decrease (increase) in asset valuation reserves				83	83
Dividend paid to Parent				(210)	(210)
Change in surplus as a result of reinsurance				107	107
Other adjustments, net			-	37	37

Balances at December 31, 2015	$5	$3,196	$990	$1,253	$5,444

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$19,961	$12,924	$13,205
Net investment income received	4,600	4,399	4,635
Separate account fees	1,786	1,841	1,848
Commissions and expenses allowance on reinsurance ceded	1,040	817	1,224
Miscellaneous income	2,852	450	(172)
Benefits and losses paid	(29,836)	(21,960)	(20,462)
Net transfers from (to) separate accounts	7,404	8,206	6,493
Commissions and expenses (paid) recovered	(5,153)	(7,147)	(1,572)
Dividends paid to policyholders	(250)	(89)	(91)
Federal and foreign income and capital gain taxes (paid) recovered	847	(382)	(1,195)

Net cash provided by (used in) operating activities	3,251	(941)	3,913

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	19,217	20,471	19,130
Stocks	190	130	149
Mortgage loans on real estate	1,834	1,789	1,660
Real estate	8	1,053	22
Other invested assets	955	941	498
Derivatives	32	-	-
Net gains (losses) on cash, cash equivalents and short term investments	(9)	3	(2)

Total investment proceeds	22,227	24,387	21,457

Cost of investments acquired:
Bonds	19,734	21,430	17,853
Stocks	848	234	78
Mortgage loans on real estate	1,715	1,088	1,813
Real estate	1,155	539	743
Other invested assets	905	1,281	882
Derivatives	-	739	1,916

Total cost of investments acquired	24,357	25,311	23,285
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	904	(1,729)	1,197
Net increase (decrease) in policy loans	56	(150)	140

Net cash provided by (used in) investment activities	(3,090)	955	(3,165)

Financing and miscellaneous activities
Borrowed funds	(276)	(232)	(48)
Net deposits (withdrawals) on deposit-type contracts	(333)	(85)	(134)
Dividend paid to Parent	(210)	(500)	(300)
Repurchase agreements	-	-	(437)
Other cash provided (applied)	(2,516)	3,756	14

Net cash provided by (used in) financing and miscellaneous activities	(3,335)	2,939	(905)

Net increase (decrease) in cash, cash equivalents and short-term investments	(3,174)	2,953	(157)
Cash, cash equivalents and short-term investments at beginning of year	7,702	4,749	4,906

Cash, cash equivalents and short-term investments at end of year	$4,528	$7,702	$4,749

Non-cash investing activities during the year:
Premium, deposit type contracts and other operating activity for New York Life (NYL) reinsurance transaction and other transactions, net	$8,357	$-	$-
Transfer of invested assets for NYL reinsurance transaction and other affiliates, net	(8,357)	-	-

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. In 2013, the Company discontinued sales of its structured settlements and single premium immediate annuity products. The Company is licensed to sell insurance in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”).

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying equity, plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds and common and preferred stocks is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company-owned properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability corporations (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding EDP equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2015, 2014 and 2013, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally furniture and equipment, past due agents’ balances, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of asset adequacy testing indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. This includes asset adequacy testing required under NAIC Actuarial Guideline 38 Section 8D (“AG 38 8D”). The Company recorded gross reserves of $791 million and $641 million for the calculation required under AG 38 8D, of which $465 million and $446 million was ceded to Manulife Reinsurance Limited (“MRL”) under an existing coinsurance transaction at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, the Company held reserves of $920 million and $1,030 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary and American Experience Mortality Tables. Methods used include the net level premium method principally for policies issued prior to 1978, a modified preliminary term method, and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the 2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2015 or 2014. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.
The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statements of Operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 15% and 26% of the Company’s aggregate reserve for life contracts at December 31, 2015 and 2014. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Closed Blocks Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, guaranteed interest, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest, term certain supplementary contracts, and funding agreements, consist of the entire premium received. Premiums received for annuity policies, guaranteed interest, funding agreements, variable universal life, and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2015 and 2014, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In December 2014, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 40R, Real Estate Investments (“SSAP 40R”) which became effective January 1, 2015 allowing real estate property investments that are wholly-owned by a LLC that are directly and wholly-owned by the reporting entity to be reported as real estate. For these investments previously reported within SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP 48”), and owned as of the effective date, the Company recorded a $248 million reduction in other invested assets, and a corresponding increase in real estate investment property holdings.

Future Adoption of New Accounting Standards

As of December 31, 2015, there were no pending new accounting standards that would have a material impact on the Company’s Balance Sheet or Statement of Operations.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2015, 2014 and 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
U.S. government and agencies	$5,378	$348	$(46)	$5,680
States and political subdivisions	2,666	435	(11)	3,090
Foreign governments	2,737	201	(16)	2,922
Corporate bonds	27,480	1,935	(655)	28,760
Mortgage-backed and asset-backed securities	6,202	389	(93)	6,498

Total bonds	$44,463	$3,308	$(821)	$46,950

December 31, 2014:
U.S. government and agencies	$5,420	$863	$(1)	$6,282
States and political subdivisions	2,842	606	—	3,448
Foreign governments	2,849	205	(10)	3,044
Corporate bonds	31,347	3,633	(140)	34,840
Mortgage-backed and asset-backed securities	6,768	618	(49)	7,337

Total bonds	$49,226	$5,925	$(200)	$54,951

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2015, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$747	$760
Due after one year through five years	5,659	5,764
Due after five years through ten years	6,962	7,010
Due after ten years	24,893	26,918
Mortgage-backed and asset-backed securities	6,202	6,498

Total	$44,463	$46,950

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

	December 31,
	2015	2014

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$244	$125
Bonds pledged in support of exchange-traded futures	609	498
Bonds and cash pledged in support of cleared interest rate swaps	120	551

Total fair value	$973	$1,174

At carrying value:
Bonds on deposit with government authorities	$16	$16
Mortgage loans pledged in support of real estate	17	45
Bonds held in trust	92	132
Pledged collateral under reinsurance agreements	3,407	2,800

Total carrying value	$3,532	$2,993

At December 31, 2015 and 2014, the Company held below investment grade corporate bonds of $2,047 million and $2,096 million, with an aggregate fair value of $1,990 million and $2,197 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between amortized cost and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Present Value (PV) of Cash Flows (CF) less than Book Value (BV), is as follows:

	December 31, 2015
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CFs less than BV	$8	$-	$2	$6	$6
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$8	$-	$2	$6	$6

	December 31, 2014
	CV Before OTTI	Interest OTTI	Credit OTTI	CV After OTTI	Fair Value

	(in millions)
Aggregate PV of CF’s less than BV	$33	$-	$5	$28	$28
Aggregate intent to sell	-	-	-	-	-
Aggregate lack of intent or inability to sell	-	-	-	-	-

Total	$33	$-	$5	$28	$28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP:

Year Ended December 31, 2015

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

36242DFH1	$3	$1	$2	$1	$1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
805564PN5	2	2	-	2	2
36242DFH1	1	1	-	1	1
55265KS34	1	1	-	1	1
75970NBK2	-	-	-	-	-
126671TU0	-	-	-	-	-
294751CT7	1	1	-	1	1

Total	$8	$6	$2	$6	$6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Year Ended December 31, 2014

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

00075XAE7	$1	$1	$-	$1	$1
12669FUY7	-	-	-	-	-
361849RK0	15	14	1	14	14
126670AJ7	-	-	-	-	-
126673WJ7	-	-	-	-	-
126673WK4	-	-	-	-	-
12669ERQ1	4	3	1	3	3
12669FD67	-	-	-	-	-
50180LAP5	4	3	1	3	3
55265KS42	-	-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	1	1	-	1	1
126673WJ7	-	-	-	-	-
12669FD59	2	1	1	1	1
55265KS34	1	1	-	1	1
59020UAZ8		-	-	-	-
75970NAR8	1	1	-	1	1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
50180LAP5	3	2	1	2	2
75970NBK2	-	-	-	-	-

Total	$33	$28	$5	$28	$28

All impaired securities which have fair value less than cost or amortized cost, for which an other-than-temporary impairment has not been recognized in income as a realized loss, including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains:

	December 31,
	2015	2014

	(in millions)
Continuous Unrealized Losses
Less than 12 months	$-	$-
12 months or longer	-	-
Fair Value of Securities with Continuous Unrealized Losses
Less than 12 months	-	3
12 months or longer	-	4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2015:
U.S. government and agencies	$3,260	$(46)	$-	$-	$3,260	$(46)
States and political subdivisions	213	(10)	11	(1)	224	(11)
Foreign governments	16	(3)	46	(12)	62	(15)
Corporate bonds	8,424	(482)	1,167	(174)	9,591	(656)
Mortgage-backed and asset-backed securities	1,744	(57)	242	(36)	1,986	(93)
Total	$13,657	$(598)	$1,466	$(223)	$15,123	$(821)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2014:
U.S. government and agencies	$94	$-	$58	$(1)	$152	$(1)
States and political subdivisions	8	-	8	-	16	-
Foreign governments	80	-	52	(10)	132	(10)
Corporate bonds	2,033	(45)	2,651	(95)	4,684	(140)
Mortgage-backed and asset-backed securities	412	(8)	459	(41)	871	(49)
Total	$2,627	$(53)	$3,228	$(147)	$5,855	$(200)

At December 31, 2015 and 2014, there were 889 and 574 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $25 million and $12 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2015, 2014 and 2013, realized capital losses include $28 million, $24 million, and $88 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 13, 21, and 43 securities, respectively. These are primarily made up of impairments on public and private bonds and sub-prime mortgage-backed securities.

The total recorded investment in restructured corporate bonds at December 31, 2015, 2014 and 2013 was $18 million, $17 million, and $0 respectively. There were 0, 2, and 0 restructured corporate bonds for which an impairment was recognized during 2015, 2014 and 2013, respectively. The Company accrues interest income on impaired securities to the extent deemed

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Proceeds	$17,078	$18,292	$14,555
Realized gross gains	500	579	244
Realized gross losses	(123)	(111)	(483)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2015 and 2014.

Affiliate Transactions

In 2015, the Company transferred certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”) in lieu of a reinsurance cash settlement. These bonds had a book value of $537 million and fair value of $609 million. The Company recognized $72 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Bermuda Branch of The Manufacturers Life Insurance Company (“BBMLI”). These bonds had a book value of $270 million and fair value of $284 million at the date of the transaction. The Company recognized $15 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $298 million and fair value of $332 million at the date of the transaction. The Company recognized $33 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $135 million and fair value of $147 million at the date of the transaction. The Company recognized $12 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds with an affiliate, Manulife Japan (“MLJ”). These bonds had a net book value of $224 million and fair value of $248 million at the date of the transaction. The Company recognized $24 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $152 million.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $282 million.

In 2014, JHUSA sold certain bonds to an affiliate, MLI. These bonds had a book value of $178 million and a fair value of $206 million at the date of the transaction. The Company recognized $28 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $371 million and a fair value of $433 million in exchange for certain bonds from MIL with a book value of $389 million and fair value of $435 million at the date of the transaction. The Company recognized $62 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $244 million and fair value of $284 million in exchange for certain bonds from JHRECO with a book value of $282 million and fair value of $291 million at the date of the transaction. The Company recognized $41 million in pre-tax realized gains which was deferred in the IMR.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2014, JHUSA acquired certain and sold certain bonds from an affiliate, JHNY. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $1 million in pre-tax realized gains before transfer to the IMR.

In 2014, JHUSA acquired, at fair value, certain bonds from an affiliate, JHLH, for $72 million.

In 2013, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $397 million and a fair value of $454 million at the date of the transaction. The Company recognized $57 million in pre-tax realized gains before transfer to the IMR.

In 2013, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $184 million and a fair value of $181 million at the date of the transaction. The Company recognized $3 million in pre-tax realized losses before transfer to the IMR.

In 2013, JHUSA sold certain and acquired certain bonds from an affiliate, BBMLI. The bonds had a net book value of $338 million and a fair value of $372 million at the date of the transaction. The Company recognized $27 million in pre-tax realized gains before transfer to the IMR.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair values of, those investments are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
Preferred stocks:
Nonaffiliated	$23	$11	$-	$34
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	634	64	(40)	658
Affiliates*	971	2,241	(7)	3,205

Total stocks	$1,631	$2,316	$(50)	$3,897

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2014:
Preferred stocks:
Nonaffiliated	$29	$18	$(1)	$46
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	420	71	(14)	477
Affiliates*	971	1,947	(7)	2,911

Total stocks	$1,423	$2,036	$(25)	$3,434

*	Affiliates — fair value represents the carrying value

At December 31, 2015 and 2014, there were 276 and 134 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $19 million and $3 million at December 31, 2015 and 2014, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2015, 2014 and 2013, realized capital losses include $4 million, $2 million, $5 million and related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 115, 33, and 69 securities, respectively. These are primarily made up of impairments on public and private common stocks.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2015 and 2014, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2015:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,206	East North Central	$1,445
Industrial	739	East South Central	157
Office buildings	2,562	Middle Atlantic	1,599
Retail	3,278	Mountain	516
Agricultural	171	New England	586
Agribusiness	471	Pacific	3,210
Mixed use	22	South Atlantic	1,986
Other	1,034	West North Central	449
Allowance	(8)	West South Central	453
		Canada / Other	82
		Allowance	(8)

Total mortgage loans on real estate	$10,475	Total mortgage loans on real estate	$10,475

December 31, 2014:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,136	East North Central	$1,394
Industrial	920	East South Central	83
Office buildings	3,347	Middle Atlantic	1,997
Retail	3,209	Mountain	511
Agricultural	405	New England	682
Agribusiness	516	Pacific	3,310
Mixed use	22	South Atlantic	2,459
Other	974	West North Central	468
Allowance	(10)	West South Central	533
		Canada / Other	92
		Allowance	(10)

Total mortgage loans on real estate	$11,519	Total mortgage loans on real estate	$11,519

The aggregate mortgages outstanding to any one borrower do not exceed $263 million.

During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 7.49% and 3.72% for agricultural loans and 5.19% and 3.00% for commercial loans. The Company issued no purchase money mortgages in 2015 and 2014. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2015, 2014 and 2013, respectively. The average recorded investment in impaired loans was $34 million, $41 million, and $60 million at December 31, 2015, 2014 and 2013, respectively. The Company recognized $2 million, $3 million, and $0 million of interest income during the period the loans were impaired for the years ended December 31, 2015, 2014 and 2013, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The following table provides a reconciliation of the beginning and ending balances for allowance for losses for the periods indicated.

	2015	2014	2013

	(in millions)
Balance at beginning of year	$10	$10	$19
Additions, net	3	10	13
Recoveries of amounts previously charged off	(5)	(10)	(22)

Balance at end of year	$8	$10	$10

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2015	2014

	(in millions)
AAA	$345	$436
AA	1,974	1,594
A	4,685	4,141
BBB	3,251	4,979
BB	177	267
B and lower and unrated	43	102

Total	$10,475	$11,519

Affiliate Transactions

In 2015, the Company sold certain mortgages to an affiliate, JHNY. These mortgages had a book value of $67 million and fair value of $73 million at the date of the transaction. The Company recognized $5 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $2 million and fair value of $2 million at the date of the transaction. The Company recognized $0 million in pre-tax realized gains before transfer to the IMR.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2015	2014

	(in millions)
Properties occupied by the company	$381	$374
Properties held for the production of income	7,178	5,764
Properties held for sale	-	-
Less accumulated depreciation	(773)	(635)

Total	$6,786	$5,503

The Company recorded $0 million, $0 million, and $0 million of impairments on real estate investments during the years ended December 31, 2015, 2014 and 2013, respectively.

On December 12, 2014, the Company entered into an arrangement with Allianz to co-invest up to $1 billion in the U.S. real estate market. As part of this arrangement, the Company sold 100% of certain real estate holding to an unaffiliated joint venture limited partnership (“LP”) in return for cash and a 20% equity interest in the LP. These properties had a book value of $343 million and fair value of $545 million, which resulted in a gain to operations of $161 million (after 20% deferral of realized gain). The Company provides the LP with property management services and through a wholly-owned subsidiary provides the LP with asset management services.

Affiliate Transactions

In 2014, JHUSA acquired, at fair value, real estate from an affiliate, JHNY, for approximately $33 million.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2015 and 2014.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $120 million, $3 million, and $0 million of impairments on partnerships and LLCs during the years ended December 31, 2015, 2014 and 2013, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2015 or 2014.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2015 and 2014, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”) whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2015.

The Company’s practice is to require a minimum of 102% of the fair value of securities loaned under securities lending agreements to be maintained as non-cash collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. Any cash collateral received is not re-invested nor is a rebate paid to the lending counterparty. There were no securities on loan as of December 31, 2015 and 2014.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Income:
Bonds	$2,231	$2,378	$2,577
Preferred stocks	-	2	-
Common stocks	372	76	4
Mortgage loans on real estate	670	738	730
Real estate	722	669	605
Policy loans	190	287	283
Cash, cash equivalents and short-term investments	8	7	5
Other invested assets	466	464	620
Derivatives	520	452	464
Other income	27	23	25

Total investment income	5,206	5,096	5,313
Expenses
Investment expenses	(533)	(516)	(493)
Investment taxes, licenses and fees, excluding federal income taxes	(84)	(85)	(83)
Investment interest expense	(84)	(91)	(97)
Depreciation on real estate and other invested assets	(118)	(107)	(89)

Total investment expenses	(819)	(799)	(762)

Net investment income	$4,387	$4,297	$4,551

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Realized capital gains (losses)	$965	$431	$(1,701)
Less amount transferred to the IMR (net of related tax benefit (expense) of $(138) in 2015, $(66) in 2014, and $(8) in 2013)	256	123	(16)

Realized capital gains (losses) before tax	709	308	(1,685)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	493	382	108

Net realized capital gains (losses)	$216	$(74)	$(1,793)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”) or the purchase of credit default swap index (“CDX”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

A CDX is similar to a CDS in that it is a credit derivative used to hedge credit risk; however, it uses a basket of credit entities or indexes rather than a single reference entity or index. CDX is a standardized credit security and it is cleared through a clearing house.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2015
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$3,553	$-	$-	$457	$256
	Foreign currency swaps	142	10	7	1	24

Cash flow hedges	Interest rate swaps	10,358	-	-	1,516	267
	Foreign currency swaps	1,571	168	93	420	339
	Foreign currency forwards	288	-	-	-	31
	Equity total return swaps	26	-	-	-	1

Total Derivatives in Effective Hedge Accounting Relationships		$15,938	$178	$100	$2,394	$918

Other Hedging Relationships
	Interest rate swaps	$149,942	$10,043	$5,770	$10,043	$5,770
	Interest rate treasury locks	8,429	364	153	364	153
	Interest rate options	4,253	144	-	144	-
	Interest rate futures	4,656	-	-	-	-
	Foreign currency swaps	972	123	62	123	62
	Foreign currency forwards	73	8	-	8	-
	Foreign currency futures	1,842	-	-	-	-
	Equity total return swaps	131	2	1	2	1
	Equity options	2,878	138	8	138	8
	Equity index futures	9,169	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$182,345	$10,822	$5,994	$10,822	$5,994

Replication Synthetic Asset Transactions
	Interest rate swaps	$2,385	$-	$-	$90	$13
	Credit default swaps	295	1	-	3	-

Total Derivatives in Replication Synthetic Asset Transactions		$2,680	$1	$-	$93	$13

Total Derivatives		$200,963	$11,001	$6,094	$13,309	$6,925

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2014
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$5,461	$-	$1	$496	$641
	Foreign currency swaps	169	1	29	-	62

Cash flow hedges	Interest rate swaps	12,053	-	-	1,543	263
	Foreign currency swaps	1,640	29	15	266	261
	Foreign currency forwards	102	-	-	-	4
	Equity total return swaps	27	-	-	6	-

Total Derivatives in Effective Hedge Accounting Relationships		$19,452	$30	$45	$2,311	$1,231

Other Hedging Relationships
	Interest rate swaps	$128,704	$9,059	$5,154	$9,059	$5,154
	Interest rate treasury locks	6,323	938	-	938	-
	Interest rate options	3,362	93	-	93	-
	Interest rate futures	3,697	-	-	-	-
	Foreign currency swaps	978	43	30	43	30
	Foreign currency forwards	43	4	-	4	-
	Foreign currency futures	1,775	-	-	-	-
	Equity total return swaps	31	11	-	11	-
	Equity options	3,940	277	-	277	-
	Equity index futures	8,323	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$157,176	$10,425	$5,184	$10,425	$5,184

Replication Synthetic Asset Transactions
	Interest rate swaps	$1,040	$-	$-	$61	$-
	Credit default swaps	315	3	-	6	-

Total Derivatives in Replication Synthetic Asset Transactions		$1,355	$3	$-	$67	$-

Total Derivatives		$177,983	$10,458	$5,229	$12,803	$6,415

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2015, 2014 and 2013, respectively, the Company recorded unrealized gains (losses) of ($33) million, $1,215 million, and $168 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

In 2014, the Company concluded that a portion of the hedged transactions for its long-term care business and life insurance business were probable not to occur resulting in the de-designation of $2.7 billion (notional principal) of forward-starting interest rate swaps. The de-designation of these interest rate swaps resulted in an increase to unrealized capital gains (losses) of $445 million, net of tax. In addition as part of our affiliate reinsurance agreement with JHRECO, we were required as part of the net investment income component of the treaty settlement calculation to cede $440 million, net of tax, and therefore the overall impact of this transaction was not material to capital and surplus.

For the year ended December 31, 2015, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 31 years.

Derivatives Not Designated as Hedging Instruments in Effective Hedge Accounting or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2015, 2014 and 2013 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$367	$2,043	$(2,530)
Interest rate treasury locks	(728)	1,323	(385)
Interest rate options	16	67	(46)
Foreign currency swaps	-	(5)	(9)
Foreign currency forwards	5	4	(1)
Equity total return swaps	2	-	-
Equity options	(76)	(23)	(39)
Credit default swaps	-	-	-

Total net unrealized capital gain (loss)	$(414)	$3,409	$(3,010)

Net realized capital gain (loss):
Interest rate swaps	$(495)	$(178)	$164
Interest rate treasury locks	446	157	-
Interest rate options	-	-	-
Interest rate futures	(25)	(141)	78
Foreign currency swaps	4	18	(10)
Foreign currency forwards	26	1	5
Foreign currency futures	99	165	74
Equity total return swaps	11	24	5
Equity options	(18)	5	3
Equity index futures	(42)	(692)	(1,892)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$6	$(641)	$(1,573)

Total gain (loss) from derivatives in other hedging relationships	$(408)	$2,768	$(4,583)

The Company also deferred net realized gains (losses) of ($495) million, ($192) million, and $146 million (including ($495) million and ($174) million of losses, and $148 million of gains for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2015, 2014 and 2013, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. In addition, the Company replicates the exposure of a basket of entities using CDX with complementary cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2015 and 2014, respectively.

	December 31, 2015			December 31, 2014

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$35	$-	1	$35	$1	2
AA	95	1	1	95	2	2
A	165	2	1	185	3	2
BBB	-	-	-	-	-	-

Total CDS protection sold	$295	$3		$315	$6

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2015 and 2014. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 1 year.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2015 and 2014, the Company accepted collateral consisting of cash of $1,640 million and $2,939 million, and various securities with a fair value of $5,014 million and $3,895 million, respectively, which is held in separate custodial accounts. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Transactions with Affiliates

The Company has entered into two currency swap agreements with JHFC which are recorded at fair value. JHFC utilizes the currency swaps to hedge currency exposure on foreign currency financial instruments. The Company has also entered into two currency agreements with external counterparties which offset the currency swap agreements with JHFC. As of December 31, 2015 and 2014, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $397 million and $238 million, respectively.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition — This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts, funding agreements, supplementary contracts without life contingencies and those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair values associated with the term certain contracts, funding agreements and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. For those balances that can be withdrawn by the policyholder at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the policyholder as of the reporting date, which is generally the carrying value.

Consumer Notes — The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads, and (v) most information is publicly available. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Certain of the Company’s separate account assets and derivative assets and liabilities are included within Level 2. A description of valuation techniques used to measure the fair value of derivatives is described below.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency. The valuation techniques used to measure the fair value of derivative assets and separate account investments in timber and agriculture are included in Level 3 as described below.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgment is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$29	$29	$-	$-	$29
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	36	36	-	-	36
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	658	658	548	-	110

Total common stocks	658	658	548	-	110
Derivatives:
Interest rate swaps	10,043	10,043	-	10,043	-
Interest rate treasury locks	364	364	-	-	364
Interest rate options	144	144	-	-	144
Interest rate futures	-	-	-	-	-
Foreign currency swaps	123	123	-	123	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	2	2	-	-	2
Equity options	138	138	-	36	102
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,822	10,822	-	10,210	612
Assets held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total assets	$141,241	$141,241	$124,838	$13,680	$2,723

Liabilities:
Derivatives:
Interest rate swaps	$5,770	$5,770	$-	$5,700	$70
Interest rate treasury locks	153	153	-	-	153
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	62	62	-	62	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	1	1	-	-	1
Equity options	8	8	-	8	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,994	5,994	-	5,770	224
Liabilities held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total liabilities	$135,719	$135,719	$124,290	$9,240	$2,189

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$-	$-	$-	$-	$-
Loan-backed and structured securities	39	39	-	18	21

Total bonds with NAIC 6 rating	39	39	-	18	21
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	477	477	379	-	98

Total common stocks	477	477	379	-	98
Derivatives:
Interest rate swaps	9,059	9,059	-	9,058	1
Interest rate treasury locks	938	938	-	168	770
Interest rate options	93	93	-	-	93
Interest rate futures	-	-	-	-	-
Foreign currency swaps	43	43	-	43	-
Foreign currency forwards	4	4	-	4	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	11	11	-	-	11
Equity options	277	277	-	61	216
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,425	10,425	-	9,334	1,091
Assets held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total assets	$151,105	$151,105	$134,449	$13,108	$3,548

Liabilities:
Derivatives:
Interest rate swaps	$5,154	$5,154	$-	$5,113	$41
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	30	30	-	30	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,184	5,184	-	5,143	41
Liabilities held in separate accounts	140,164	140,164	134,070	3,756	2,338

Total liabilities	$145,348	$145,348	$134,070	$8,899	$2,379

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,427	$44,595	$-	$40,866	$3,729
Preferred stocks	23	34	-	-	34
Mortgage loans on real estate	10,475	11,213	-	-	11,213
Cash, cash equivalents and short term investments	4,528	4,528	2,059	2,469	-
Policy loans	3,718	3,718	-	3,718	-
Derivatives in effective hedge accounting and RSAT relationships	179	2,487	-	2,484	3

Total assets	$63,350	$66,575	$2,059	$49,537	$14,979

Liabilities:
Consumer notes	$265	$289	$-	$-	$289
Borrowed money	160	160	-	160	-
Policy reserves	1,553	1,533	-	-	1,533
Policyholders’ and beneficiaries funds	2,685	2,850	-	1,151	1,699
Derivatives in effective hedge accounting and RSAT relationships	100	931	-	664	267

Total liabilities	$4,763	$5,763	$-	$1,975	$3,788

	December 31, 2014
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$49,187	$52,644	$-	$48,392	$4,252
Preferred stocks	26	46	-	-	46
Mortgage loans on real estate	11,519	12,785	-	-	12,785
Cash, cash equivalents and short term investments	7,702	7,702	4,407	3,295	-
Policy loans	5,039	5,039	-	5,039	-
Derivatives in effective hedge accounting and RSAT relationships	33	2,378	-	2,372	6

Total assets	$73,506	$80,594	$4,407	$59,098	$17,089

Liabilities:
Consumer notes	$411	$454	$-	$-	$454
Borrowed money	290	290	-	290	-
Policy reserves	1,661	1,648	-	-	1,648
Policyholders’ and beneficiaries funds	3,901	4,352	-	1,457	2,895
Derivatives in effective hedge accounting and RSAT relationships	45	1,231	-	964	267

Total liabilities	$6,308	$7,975	$-	$2,711	$5,264

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $ 2,319 million and $2,268 million at December 31, 2015 and 2014, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2015 and 2014, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2015 and 2014.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2015, 2014 and 2013, are summarized as follows:

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2015	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2015

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$(4)	$(1)	$-	$2	$-	$(2)	$-	$41	$(7)	$29
Impaired mortgage-backed and asset-backed securities	21	(3)	3	-	-	-	(24)	-	15	(5)	7

Total bonds with NAIC 6 rating	21	(7)	2	-	2	-	(26)	-	56	(12)	36
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	98	(2)	8	-	7	-	(3)	-	2	-	110

Total common stocks	98	(2)	8	-	7	-	(3)	-	2	-	110
Net derivatives	1,050	-	(614)	-	27	-	-	-	-	(75)	388
Separate account assets/liabilities	2,338	189	-	-	27	-	(593)	-	4	-	1,965

Total	$3,507	$180	$(604)	$-	$63	$-	$(622)	$-	$62	$(87)	$2,499

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2014	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$26	$-	$(3)	$-	$-	$-	$-	$-	$-	$(23)	$-
Impaired mortgage-backed and asset-backed securities	34	-	1	-	-	-	-	-	11	(25)	21

Total bonds with NAIC 6 rating	60	-	(2)	-	-	-	-	-	11	(48)	21
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	86	-	(1)	-	14	-	(1)	-	-	-	98

Total common stocks	86	-	(1)	-	14	-	(1)	-	-	-	98
Net derivatives	(114)	26	1,088	-	72	-	(25)	-	41	(38)	1,050
Separate account assets/liabilities	2,221	162	-	-	68	-	(270)	-	163	(6)	2,338

Total	$2,253	$188	$1,085	$-	$154	$-	$(296)	$-	$215	$(92)	$3,507

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2013	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2013

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$12	$(2)	$-	$-	$-	$-	$-	$-	$23	$(7)	$26
Impaired mortgage-backed and asset-backed securities	53	(37)	39	-	-	-	(23)	(5)	16	(9)	34

Total bonds with NAIC 6 rating	65	(39)	39	-	-	-	(23)	(5)	39	(16)	60
Preferred stocks:
Industrial and misc	4	-	-	-	-	-	-	-	-	(4)	-

Total preferred stocks	4	-	-	-	-	-	-	-	-	(4)	-
Common stocks:
Industrial and misc	44	-	(2)	-	58	-	(18)	-	4	-	86

Total common stocks	44	-	(2)	-	58	-	(18)	-	4	-	86
Net derivatives	58	6	(459)	-	287	-	(7)	-	-	1	(114)
Separate account assets/liabilities	2,223	160	-	-	31	-	(195)	-	3	(1)	2,221

Total	$2,394	$127	$(422)	$-	$376	$-	$(243)	$(5)	$46	$(20)	$2,253

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums earned
Direct	$20,189	$19,525	$20,311
Assumed	1,867	792	1,062
Ceded	(5,733)	(7,579)	(8,491)

Net	$16,323	$12,738	$12,882

Benefits to policyholders ceded	$(16,713)	$(18,500)	$(17,988)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there was no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

As of December 31, 2015, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $1,328 million.

The Company has not entered into any reinsurance transactions within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.

Non-Affiliated Reinsurance

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with New York Life (“NYL”) to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk. The transactions included the transfer to NYL of $8,916 million of invested assets and $5,282 million in net policy liabilities. In addition, the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Company recognized approximately $3,698 million of FWH assets. The transactions resulted in a pre-tax loss of $70 million, including a ceding commission paid of $263 million, and an increase in surplus of $281 million, net of tax, which was deferred and will be amortized over a period of approximately 20 years.

The table below consists of the impact of the NYL Agreements:

Year ended December 31,
2015
(in millions)
Premiums ceded	$(8,180)
Premiums assumed	3,272
Benefits ceded	(314)
Benefits assumed	126
Other reinsurance receivable	362
Funds held by or deposited with reinsured companies	3,655

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. The recapture resulted in a decrease in FWH assets of $1,919 million, a net decrease in policy assets and liabilities of $1,918 million, and an increase in surplus of $96 million. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recapture resulted in a decrease in assets of $1,000 million, an increase in net policy liabilities of $1,266 million and a decrease in surplus of $173 million, net of tax. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

On July 1, 2011, JHUSA entered into a sale of its Life Retrocession business by way of a coinsurance treaty with Pacific Life Insurance Company that resulted in the recognition of approximately $432 million deferred gain (net of deferred taxes) recorded to surplus. During 2013, JHUSA novated 95% of the underlying reinsurance agreements to Pacific Life Insurance Company. Based on this novation, the Company recorded a gain of $352 million to the Statements of Operations (pre-tax). In 2014, the Company completed the novation of the remaining 5% of the agreements and recorded $20 million to the Statements of Operations (pre-tax).

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded, net	$(2,231)	$(192)	$(216)
Benefits ceded, net	(436)	(394)	(483)
Funds held by or deposited with reinsured companies	-	1,952	1,978
Other reinsurance receivable	60	86	124
Other amounts payable on reinsurance	1	10	15
Treaty settlement received (paid)	527	449	532
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$(530)	$(546)	$(570)
Benefits ceded	(756)	(759)	(730)
Other amounts payable on reinsurance	25	58	45
Funds withheld from unauthorized reinsurers	7,544	7,409	5,425
Treaty settlement received (paid)	(468)	(489)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company reinsures certain portions of its long-term care insurance business with JHRECO through coinsurance FWH transactions. Under reinsurance treaties covering life insurance business, the Company cedes to JHRECO on a coinsurance FWH basis to the death benefits from the no-lapse guarantee on a small block of policies. The Company also reinsures a portion of the risk related to certain annuity policies and during 2013 a small number of these policies were recaptured for administration purposes. This recapture did not have a material impact on the Company’s results of operations. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$5,332	$(4,599)	$(5,128)
Benefits ceded	(12,125)	(14,303)	(13,966)
Other reinsurance receivable	-	40	398
Other amounts payable on reinsurance	351	837	55
Funds withheld from unauthorized reinsurers	240	1,251	1,256
Treaty settlement received (paid)	(712)	(2,080)	1,095
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institutions (“OSFI”), and reports on a consolidated international financial reporting standards (“IFRS”) basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $2,992 million as a coinsurance reserve and JHUSA holds $325 million as a modified coinsurance reserve. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $0 at December 31, 2015 and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

Prior to the previously noted transactions with NYL, the Company reinsured 90% of the non-reinsured risk of the JHLICO closed block. The reinsurance agreement was written on a modified coinsurance basis where the related financial assets

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

remain invested with the Company. As the reinsurance agreement did not subject the reinsurer to the reasonable possibility of significant loss, it was classified as structured reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Statements of Operations. This reinsurance agreement was recaptured effective July 1, 2015.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2015	2014	2013

	(in millions)
Premiums ceded	$(392)	$(338)	$(536)
Benefits ceded	(448)	(298)	(338)
Other reinsurance receivable	36	82	18
Funds withheld from unauthorized reinsurers	-	213	-
Treaty settlement received (paid)	14	(97)	146
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

Other

On July 31, 2013, MFC signed an agreement to sell its life insurance business in Taiwan to CTBC Life Insurance Company (CTBC Life). Under the agreement, CTBC Life will assume all of the life insurance business related obligations. In connection with this transaction, on December 31, 2013, the Company paid $111 million in fees to an affiliate, Manufacturers Life Reinsurance Limited for the recapture of certain traditional life business reserves and net liabilities of $42 million, which resulted in a pre-tax loss of $69 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2015
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,114	$383	$4,497
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	4,064	383	4,447
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	4,064	383	4,447
(f) Deferred tax liabilities	4,639	195	4,834

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(575)	$188	$(387)

	December 31, 2014
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,300	$479	$4,779
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a — b)	4,250	479	4,729
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	4,250	479	4,729
(f) Deferred tax liabilities	4,871	314	5,185

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$(621)	$165	$(456)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$(186)	$(96)	$(282)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	(186)	(96)	(282)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c — d)	(186)	(96)	(282)
(f) Deferred tax liabilities	(232)	(119)	(351)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$46	$23	$69

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $50 million for the year ended December 31, 2015. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2019, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2015
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	546	268	814
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,162	268	1,430
2. Adjusted gross deferred tax assets allowed per limitation threshold.	546	268	814
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,518	115	3,633

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,064	$383	$4,447

	December 31, 2014
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	521	276	797
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,197	276	1,473
2. Adjusted gross deferred tax assets allowed per limitation threshold.	521	276	797
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,729	203	3,932

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,250	$479	$4,729

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	25	(8)	17
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(35)	(8)	(43)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	25	(8)	17
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(211)	(88)	(299)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(186)	$(96)	$(282)

	2015	2014

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	793%	917%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$5,426	$5,315

Impact of tax planning strategies is as follows:

	December 31, 2015
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,064	$383
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,064	$383
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2014
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,250	$479
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,250	$479
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	32%

	Change
	(5)	(6)
	(Col 1 - 3)	(Col 2 - 4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(186)	$(96)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	(32%)
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(186)	$(96)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	(32%)

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2015	2014	Change

	(in millions)
1. Current income tax
(a) Federal	$(778)	$(716)	$(62)
(b) Foreign	-	-	-

(c) Subtotal	(778)	(716)	(62)
(d) Federal income tax on net capital gains	493	382	111
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(285)	$(334)	$49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2015	2014	Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	1,011	1,034	(23)
(4) Investments	157	147	10
(5) Deferred acquisition costs	506	755	(249)
(6) Policyholder dividends accrual	68	111	(43)
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	37	54	(17)
(9) Pension accrual	-	-	-
(10) Receivables — nonadmitted	67	49	18
(11) Net operating loss carryforward	1,276	1,218	58
(12) Tax credit carry-forward	898	860	38
(13) Other (including items <5% of total ordinary tax assets)	94	72	22

(99) Subtotal	$4,114	$4,300	$(186)

(b) Statutory valuation allowance adjustment	50	50	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) — 2(b) — 2(c))	$4,064	$4,250	$(186)

(e) Capital:
(1) Investments	$383	$479	$(96)
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$383	$479	$(96)

(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) — 2(f) — 2(g))	$383	$479	$(96)
(i) Admitted deferred tax assets (2(d)+2(h))	$4,447	$4,729	$(282)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$4,146	$4,202	$(56)
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	119	148	(29)
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	374	521	(147)

(99) Subtotal	$4,639	$4,871	$(232)
(b) Capital:
(1) Investments	$155	$276	$(121)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	40	38	2

(99) Subtotal	$195	$314	$(119)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$4,834	$5,185	$(351)

4. Net deferred tax assets/liabilities (2(i) — 3(c))	$(387)	$(456)	$69

The change in net deferred income taxes is comprised of the following:

	December 31,
	2015	2014	Change

	(in millions)
Total deferred tax assets	$4,447	$4,729	$(282)
Total deferred tax liabilities	4,834	5,185	(351)

Net deferred tax assets (liabilities)	$(387)	$(456)	$69

Tax effect of unrealized gains and losses			183
Tax effect of unrealized foreign exchange gains (losses)			44

Change in net deferred income taxes			$(158)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2015	2014	2013

	(in millions)
Ordinary provisions computed at statutory rate	$(105)	$(1,087)	$1,775
Net realized capital gains (losses) before IMR at statutory rate	335	151	(595)
Change in nonadmitted assets	-	-	-
Reinsurance	35	(91)	(206)
Valuation allowance	-	-	50
Tax-exempt income	(6)	(16)	(2)
Nondeductible expenses	-	1	7
Foreign tax expense gross up	9	9	8
Amortization of IMR	(128)	(62)	(64)
Tax recorded in surplus	37	15	(18)
Dividend received deduction	(230)	(129)	(102)
Investment in subsidiaries	(28)	(32)	(35)
Prior year adjustment	(21)	(23)	16
Tax credits	(42)	(52)	(61)
Change in tax reserve	18	11	(55)
Pension	-	-	-
Other	(1)	(2)	(1)

Total	$(127)	$(1,307)	$717

Federal and foreign income taxes incurred	$(778)	$(716)	$262
Capital gains tax	493	382	108
Change in net deferred income taxes	158	(973)	347

Total statutory income tax expense (benefit)	$(127)	$(1,307)	$717

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2015, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millons)
Net operating losses	2008	2023	$1,594
	2009	2024	259
	2010	2025	200
	2013	2028	902
	2014	2029	628
	2015	2030	62

			$3,645

Affordable housing tax credits	2001	2021	$-
	2002	2022	26
	2003	2023	49
	2004	2024	56
	2005	2025	58
	2006	2026	55
	2007	2027	64
	2008	2028	60
	2009	2029	47
	2010	2030	52
	2011	2031	53
	2012	2032	46
	2013	2033	37
	2014	2034	28
	2015	2035	16

			$647

Foreign tax credits	2005	2015	$23
	2006	2016	9
	2007	2017	27
	2008	2018	18
	2009	2019	7
	2010	2020	9
	2011	2021	27
	2012	2022	27
	2013	2023	27
	2014	2024	30
	2015	2025	27

			$231

Alternative minimum tax credits	2002		$2
	2003		2

			$4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Rehabilitation credits	2003	2023	$4
	2006	2026	1

			$5

Other credits	2007	2027	$1
	2008	2028	1
	2009	2029	1
	2010	2030	2
	2011	2031	2
	2013	2033	2
	2014	2034	2

			$11

There are no federal income taxes incurred available for recoupment in the event of future net losses for 2015, 2014 and 2013 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Company of Vermont
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Real Estate Finance Inc.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
Hancock Venture Partners Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc. Russia	John Hancock Signature Services Inc.
HVP-Special Purpose Sub I Inc.	John Hancock Natural Resource Corp.
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance (Bermuda) Limited
JH California Real Estate Holdings, Inc.	Manulife Reinsurance Limited
JH Illinois Real Estate Holdings, Inc.	Manulife Service Corporation
JH Networking Insurance Agency Inc.	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Capital Growth Management Inc.	Signator Investors Inc.
John Hancock Energy Resources Mgt. Inc.	Signator Financial Services Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation
John Hancock Financial Corporation	Transamerica Fund Distributors Inc.
John Hancock Insurance Agency Inc.	Transamerica Fund Management Company

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) affiliates are $130 million and $728 million at December 31, 2015 and 2014, respectively, and are included in other assets on the Balance Sheets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. The IRS has issued statutory notices of deficiency relating to issues in years 1997 through 2004. JHFC filed a petition in U.S. Tax Court pertaining to leveraged leases to contest years 1997 to 2001 and the trial was completed in 2011 with final judgment entered on July 22, 2014. The IRS issued Revenue Agent Reports for tax years 2005 through 2009. Protests were filed with respect to disagreed issues. The IRS commenced its audit of tax years 2010 through 2013 in September 2014.

On August, 5, 2013, the U.S. Tax Court issued an opinion in the litigation between the Company and the IRS involving the tax treatment of certain leveraged lease investments. The Court’s opinion effectively ruled against the Company with respect to deductions claimed for tax years 1997 through 2001. The Company and the IRS are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets include in surplus in subsequent periods, absent consideration of further management actions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014

	(in millions)
Balance at beginning of year	$2,002	$2,715
Additions based on tax positions related to the current year	40	49
Payments	-	(550)
Additions for tax positions of prior years	41	23
Reductions for tax positions of prior years	(116)	(235)

Balance at end of year	$1,967	$2,002

Included in the balances as of December 31, 2015 and 2014, respectively, are $172 million and $154 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2015 and 2014, are $1,796 million and $1,848 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Approximately $1,734 million and $1,734 million of such amounts at December 31, 2015 and 2014, respectively, represent deferred tax liability balances related to leveraged lease deductions taken in prior year tax returns that were considered in determining the amount of deferred tax assets that can be admitted by offsetting such amounts against deferred tax liabilities. Excluding the effect of interest and penalties, this will have no impact on the annual effective rate, but would accelerate the payment of taxes to an earlier period.

The Company’s liability for unrecognized tax benefits may decrease in the next twelve months pending the outcome of remaining issues associated with the 2002 through 2009 IRS audit. A reasonable estimate of the decrease cannot be determined at this time however, the Company believes that the ultimate resolution will not result in a material change to its financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $0 million of interest expense, and $9 million, and $11 million of interest benefit for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had approximately $202 million and $209 million accrued for interest as of December 31, 2015 and 2014, respectively. The Company did not recognize any material amounts of penalties for the years ended December 31, 2015, 2014 and 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2015, 2014 and 2013, the Company paid a dividend to its parent company MIC of $210 million, $500 million and $300 million, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2015 and 2014, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

The Company has surplus notes described below in the amount of $991 million. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2015, 2014 and 2013. Total interest paid through December 31, 2015 was $714 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The notes mature on March 31, 2033. The combined interest expense on the notes was $29 million for years ended December 31, 2015, 2014 and 2013. Total interest paid through December 31, 2015 was $202 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 130 basis points and is payable semi-annually. The note matures on December 15, 2016. Interest expense was $2 million, $2 million, and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively. Total interest paid through December 31, 2015 was $13 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company, JHIA, and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $377 million, $398 million, and $443 million, respectively, for the years ended December 31, 2015, 2014 and 2013.

The Company has Administrative Service Agreements with its subsidiaries whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $760 million, $618 million, and $328 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2015, 2014 and 2013, respectively, the Company received dividends of $36 million, $43 million, and $297 million from John Hancock Investment Management Services LLC, $81 million, $90 million, and $98 million from JHD, $0 million, $0 million, $0 million from JHNY, $70 million, $0 million, and $0 million from JHLH, and $289 million, $72 million, and $0 million from John Hancock Subsidiaries, LLC (JHS). These dividends are included in the Company’s net investment income.

During 2015, the Company made a capital contribution of $348 million to JHS in exchange for one share of its common stock.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2015 and 2014, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2015	2014

	(In millions)
The Manufacturers Investment Corporation	$49	$105
John Hancock Financial Corporation	138	274
Manulife Reinsurance Limited	44	186
Manulife Reinsurance (Bermuda) Ltd.	167	696
John Hancock Life & Health Insurance Company	30	142
John Hancock Life Insurance Company Vermont	33	39
John Hancock Reassurance Company, Ltd.	126	278
John Hancock Life Insurance Company New York	473	611
John Hancock Investment Management Services LLC	28	31
John Hancock Subsidiaries LLC	45	45
John Hancock Insurance Agency, Inc.	12	16
Essex Corporation	-	1
Hancock Venture Partners, Inc.	-	-
JH Signature Services Inc.	7	9
JH Partnership Holdings I, II LP	4	2
John Hancock Energy Resources Management, Inc.	-	4
John Hancock Real Estate Finance	-	1
John Hancock Realty Advisors	4	8
JH Advisors LLC	84	158
Manulife Asset Management (US) LLC	55	75
Declaration Management and Research LLC	11	4
Hancock Capital Investment Management LLC	10	15
John Hancock RPS, LLC	36	14
The Berkeley Financial Group, LLC	4	4
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	14	18
JH Networking Insurance Agency, Inc.	6	4
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	-	-
Hancock Natural Resource Group, Inc.	50	-
Hancock Forest Management, Inc.	6	-
John Hancock Personal Financial Services, LLC	1	-

Total	$1,437	$2,740

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Please refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $183 million, purchase other invested assets of $1,716 million, purchase real estate of $98 million, and issue agricultural and commercial mortgages of $125 million at December 31, 2015. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 39% of these commitments expire in 2016.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2016	$12
2017	10
2018	7
2019	5
2020	5
Thereafter	349

Total	$388

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition, under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investments in certain leveraged leases. The Company and the IRS are in the process of determining the impact of the decision on years subsequent to the years that were decided by the Court. The Company has made advance payments of tax and interest and is awaiting final IRS assessments. Although the Company is fully reserved for the taxes and interest that could be due, this decision may result in a decrease in the admissible book value of other deferred tax assets included in surplus in subsequent periods, absent consideration of further management actions.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$769	$503	$1,793	$3,065	2%
At book value less current surrender charge of 5% or more	5	-	-	5	0%
At fair value	-	-	114,302	114,302	82%

Total with adjustment or at fair value	774	503	116,095	117,372	84%
At book value without adjustment (minimal or no charge or adjustment)	7,165	-	-	7,165	5%
Not subject to discretionary withdrawal	15,068	686	134	15,888	11%

Total (gross)	23,007	1,189	116,229	140,425	100%

Reinsurance ceded	4,904	-	-	4,904

Total (net)	$18,103	$1,189	$116,229	$135,521

	December 31, 2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$968	$559	$1,879	$3,406	2%
At book value less current surrender charge of 5% or more	29	-	-	29	0%
At fair value	-	-	123,450	123,450	81%

Total with adjustment or at fair value	997	559	125,329	126,885	83%
At book value without adjustment (minimal or no charge or adjustment)	8,594	-	-	8,594	6%
Not subject to discretionary withdrawal	15,577	713	130	16,420	11%

Total (gross)	25,168	1,272	125,459	151,899	100%

Reinsurance ceded	5,483	-	-	5,483

Total (net)	$19,685	$1,272	$125,459	$146,416

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2015	2014	2015	2014

	(in millions)
Group Annuities (Deposit Administration)	$75,437	$78,905	$-	$-
Variable Annuities	37,422	43,503	27	29
Life and COLI	12,067	12,359	-	-
Fixed Products — Institutional and stable value fund	2,611	2,713	-	-
Fixed Products — Retail	22	24	472	570
Investments — Funds	1,667	2,061	-	-

Total	$129,226	$139,565	$499	$599

As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities $10,914 million and $7,816 million, respectively. To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

(in millions)
2015	$ 241	$ 59
2014	$ 252	$ 74
2013	$ 263	$ 109
2012	$ 269	$ 165
2011	$ 261	$ 145

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2015	2014

	(in millions, except for ages)
Account value	$37,947	$44,116
Amount of reserve held	1,179	865
Net amount at risk — gross	7,169	4,699
Weighted average attained age	68	67

The following assumptions and methodology were used to determine the amounts above at December 31, 2015 and 2014:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2015 and 2014, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

•

In 2015 and 2014, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2015	2014

	(in millions)
Type of Fund
Equity	$24,131	$27,353
Balanced	16,993	19,449
Bonds	5,216	5,807
Money Market	668	683

Total	$47,008	$53,292

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2015			2014

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$1	$13,935	$13,936	$-	$13,258	$13,258

Reserves for accounts with assets at:
Fair value	1,189	127,792	128,981	1,272	137,306	138,578
Amortized cost	-	-	-	-	-	-

Total	$1,189	$127,792	$128,981	$1,272	$137,306	$138,578

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2015			2014

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$503	$1,793	$2,296	$531	$1,879	$2,410
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,901	1,901	-	2,483	2,483
At fair value	-	120,337	120,337	28	129,620	129,648
At book value without fair value adjustments and with current surrender charge of less than 5%	-	3,533	3,533	-	3,058	3,058

Subtotal	503	127,564	128,067	559	137,040	137,599
Not subject to discretionary withdrawal	686	228	914	713	266	979

Total	$1,189	$127,792	$128,981	$1,272	$137,306	$138,578

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2015	2014	2013

	(in millions)
Transfers to separate accounts	$17,071	$16,100	$14,916
Transfers from separate accounts	23,625	24,329	21,304

Net transfers to (from) separate accounts	$(6,554)	$(8,229)	$(6,388)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $35 million, $37 million, and $41 million in 2015, 2014 and 2013, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2015, 2014 and 2013, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $329 million and $332 million at December 31, 2015 and 2014, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2015, 2014 and 2013, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2015 and 2014 was $89 million and $91 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2015 and 2014 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2015, 2014 and 2013, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2015, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2020. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2015. At December 31, 2015, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2015, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2015, the Company had no outstanding borrowings under the agreement.

At December 31, 2015, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2015, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2015 and 2014 was $265 million and $411 million, respectively. Interest ranging from 3.1% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2016-$64 million; 2017-$4 million; 2018-$43 million; 2019-$16 million; 2020-$0 million; and thereafter $138 million.

Interest expense on consumer notes, included in benefits to policyholders, was $18 million, $24 million, and $ 30 million in 2015, 2014 and 2013, respectively. Interest paid amounted to $18 million, $24 million, and $ 30 million in 2015, 2014 and 2013, respectively.

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2015 and 2014 since the counterparty is the parent entity of the Company; however, this note will continue to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $6 million, $6 million, and $6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2015. Interest expense was $2 million, $2 million, and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note was paid on December 21, 2015. Interest on the loan was calculated at a fluctuating rate equal to the one-month LIBOR rate and was

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

payable monthly. Interest expense was $0 million, $0 million, and $0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Pursuant to a senior note receivable dated December 9, 2014, the Company has $40 million outstanding with JHS with a fair value of $ 40 million as of December 31, 2015. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million for the year ended December 31, 2015.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

	December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	20	20	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$20	$20	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$446

FHLBI membership stock of $18 million and $20 million was classified as not eligible for redemption for the years ended December 31, 2015 and 2014, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2015
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2014
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

	December 31, 2015
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

	(in millions)
(a) General account	$794	$738	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$794	$738	$400

	December 31, 2014
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

	(in millions)
(a) General account	$13	$12	$10
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$13	$12	$10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2014
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2015 was $400 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Blocks

The Company operates two separate closed blocks for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000. As a result of the merger in 2009, the property and obligations of the JHLICO closed block became the property and obligations of JHUSA, but the Company operates these two closed blocks separately.

Assets were allocated to the closed blocks in an amount that, together with anticipated revenues from policies included in the closed blocks, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed blocks inure solely to the benefit of policyholders included in the closed blocks and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed blocks and the revenues from the closed blocks’ business prove to be insufficient to pay the benefits guaranteed in the closed blocks, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Blocks - (continued)

No reallocation, transfer, borrowing, or lending of assets can be made between the closed blocks and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed blocks’ liabilities over the closed blocks’ assets represents the expected future post-tax contribution from that closed block which may be recognized in income over the period the policies and contracts in that closed block remain in force.

As previously discussed in the Reinsurance Note, effective July 1, 2015, the Company entered into a coinsurance reinsurance agreement with NYL to cede 100% QS of the Company’s in-force participating life insurance JHLICO closed block policies.

The following table sets forth certain summarized financial information relating to the JHUSA and JHLICO closed block.

	JHUSA		JHLICO
	2015	2014	2014

	(in millions)
Assets:
Bonds	$2,802	$3,153	$6,248
Stocks:
Preferred stocks	-	-	4
Common stocks	-	1	11
Mortgage loans on real estate	350	402	1,633
Real estate	1,012	842	12
Cash, cash equivalents and short-term investments	6	3	4
Policy loans	1,563	1,551	1,354
Other invested assets	18	113	127

Total cash and invested assets	5,751	6,065	9,393
Investment income due and accrued	101	105	126
Premiums due and deferred	10	12	68
Net deferred tax asset	112	112	157
Other closed block assets	77	63	91

Total closed block assets	$6,051	$6,357	$9,835

Obligations:
Policy reserves	5,756	5,871	9,710
Policyholders’ and beneficiaries’ funds	64	67	1,360
Dividends payable to policyholders	329	314	208
Policy benefits in process of payment	115	52	155
Other policy obligations	2	2	6
Other closed block obligations	474	720	198

Total closed block obligations	$6,740	$7,026	$11,637

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2015 financial statements through April 5, 2016, the date the financial statements were issued.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account N

December 31, 2015

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Audited Financial Statements

December  31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account N

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account N (the Account) comprised of the following sub-accounts,

500 Index Fund B Series NAV	International Core Trust Series NAV
Active Bond Trust Series I	International Equity Index Trust B Series I
Active Bond Trust Series NAV	International Equity Index Trust B Series NAV
All Cap Core Trust Series I	International Growth Stock Trust Series I
All Cap Core Trust Series NAV	International Growth Stock Trust Series NAV
Alpha Opportunities Trust Series I	International Small Company Trust Series I
Alpha Opportunities Trust Series NAV	International Small Company Trust Series NAV
American Asset Allocation Trust Series I	International Value Trust Series I
American Global Growth Trust Series I	International Value Trust Series NAV
American Growth Trust Series I	Investment Quality Bond Trust Series I
American Growth-Income Trust Series I	Investment Quality Bond Trust Series NAV
American International Trust Series I	Lifestyle Aggressive MVP Series I
American New World Trust Series I	Lifestyle Aggressive MVP Series NAV
Blue Chip Growth Trust Series I	Lifestyle Balanced MVP Series I
Blue Chip Growth Trust Series NAV	Lifestyle Balanced MVP Series NAV
Bond Trust Series I	Lifestyle Conservative MVP Series I
Bond Trust Series NAV	Lifestyle Conservative MVP Series NAV
Capital Appreciation Trust Series I	Lifestyle Growth MVP Series I
Capital Appreciation Trust Series NAV	Lifestyle Growth MVP Series NAV
Capital Appreciation Value Trust Series I	Lifestyle Moderate MVP Series I
Capital Appreciation Value Trust Series NAV	Lifestyle Moderate MVP Series NAV
Core Bond Trust Series I	M Capital Appreciation
Core Bond Trust Series NAV	M Large Cap Growth
Core Strategy Trust Series I	Mid Cap Index Trust Series I
Core Strategy Trust Series NAV	Mid Cap Index Trust Series NAV
Emerging Markets Value Trust Series I	Mid Cap Stock Trust Series I
Emerging Markets Value Trust Series NAV	Mid Cap Stock Trust Series NAV
Equity-Income Trust Series I	Mid Value Trust Series I
Equity-Income Trust Series NAV	Mid Value Trust Series NAV
Financial Industries Trust Series I	Money Market Trust B Series NAV
Financial Industries Trust Series NAV	Money Market Trust Series I
Franklin Templeton Founding Allocation Trust Series I	PIMCO All Asset Real Estate Securities Trust Series I
Franklin Templeton Founding Allocation Trust Series NAV	Real Estate Securities Trust Series NAV Real Return Bond Trust Series I
Fundamental All Cap Core Trust Series I	Real Return Bond Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Science & Technology Trust Series I
Fundamental Large Cap Value Trust Series I	Science & Technology Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Short Term Government Income Trust Series I
Global Bond Trust Series I	Short Term Government Income Trust Series NAV
Global Bond Trust Series NAV	Small Cap Growth Trust Series I
Global Trust Series I	Small Cap Growth Trust Series NAV
Global Trust Series NAV	Small Cap Index Trust Series I
Health Sciences Trust Series I	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Opportunities Trust Series I
High Yield Trust Series I	Small Cap Opportunities Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series I
International Core Trust Series I	Small Cap Value Trust Series NAV

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Small Company Value Trust Series I	U.S. Equity Trust Series NAV
Small Company Value Trust Series NAV	Ultra Short Term Bond Trust Series I
Strategic Income Opportunities Trust Series I	Ultra Short Term Bond Trust Series NAV
Strategic Income Opportunities Trust Series NAV	Utilities Trust Series I
Total Bond Market Trust B Series NAV	Utilities Trust Series NAV
Total Stock Market Index Trust Series I	Value Trust Series I
Total Stock Market Index Trust Series NAV	Value Trust Series NAV
U.S. Equity Trust Series I

as of December 31, 2015, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the Fundamental Value Trust Series I, Fundamental Value Trust Series NAV, Natural Resources Trust Series I. Natural Resources Trust Series NAV, Total Return Trust Series I, and Total Return Trust Series NAV (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2015, the results of their and the closed sub-accounts’ operations, and changes in contract owners’ equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

April 05, 2016

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	500 Index Fund B Series NAV	Active Bond Trust Series I	Active Bond Trust Series NAV	All Cap Core Trust Series I	All Cap Core Trust Series NAV	Alpha Opportunities Trust Series I
Total Assets
Investments at fair value	$71,733,584	$622,594	$339,738	$449,524	$1,593,831	$41,520

Units outstanding	1,980,760	30,430	4,775	15,284	76,770	1,882
Unit value	$36.22	$20.46	$71.15	$29.41	$20.76	$22.06

Shares	2,839,809	66,234	36,142	16,193	57,394	3,795
Cost	$70,170,461	$659,530	$361,728	$290,983	$1,230,207	$54,044

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Alpha Opportunities Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth- Income Trust Series I	American International Trust Series I
Total Assets
Investments at fair value	$331,386	$8,795,382	$427,334	$11,721,383	$11,818,120	$15,950,954

Units outstanding	13,602	597,941	27,410	487,981	468,780	848,925
Unit value	$24.36	$14.71	$15.59	$24.02	$25.21	$18.79

Shares	30,264	618,957	27,785	485,357	558,512	919,363
Cost	$377,022	$6,880,581	$439,254	$10,454,177	$9,631,141	$16,523,252

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	American New World Trust Series I	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series NAV	Bond Trust Series I	Bond Trust Series NAV	Capital Appreciation Trust Series I
Total Assets
Investments at fair value	$1,994,863	$8,641,024	$46,931,439	$5,809,744	$698,702	$8,541,686

Units outstanding	130,392	174,050	345,379	527,987	62,379	326,790
Unit value	$15.30	$49.65	$135.88	$11.00	$11.20	$26.14

Shares	180,531	266,287	1,446,269	436,823	52,574	604,935
Cost	$2,379,581	$8,002,035	$45,143,560	$6,026,677	$730,141	$8,653,914

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series I	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series I	Core Bond Trust Series NAV	Core Strategy Trust Series I
Total Assets
Investments at fair value	$1,756,484	$320,875	$263,189	$10,922,386	$23,019,015	$103,653

Units outstanding	64,777	18,307	14,257	556,857	1,410,618	7,429
Unit value	$27.12	$17.53	$18.46	$19.61	$16.32	$13.95

Shares	124,309	27,975	22,986	839,538	1,776,158	7,356
Cost	$1,798,713	$357,246	$285,628	$11,226,023	$23,681,874	$105,461

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Core Strategy Trust Series NAV	Emerging Markets Value Trust Series I	Emerging Markets Value Trust Series NAV	Equity-Income Trust Series I	Equity-Income Trust Series NAV	Financial Industries Trust Series I
Total Assets
Investments at fair value	$2,739,770	$68,307	$833,124	$9,307,112	$35,253,171	$681,615

Units outstanding	186,052	6,322	90,875	239,984	823,841	32,096
Unit value	$14.73	$10.80	$9.17	$38.78	$42.79	$21.24

Shares	194,310	9,703	118,510	589,431	2,239,719	60,967
Cost	$2,870,101	$94,979	$1,118,536	$10,555,310	$41,913,138	$841,547

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Financial Industries Trust Series NAV	Franklin Templeton Founding Allocation Trust Series I	Franklin Templeton Founding Allocation Trust Series NAV	Fundamental All Cap Core Trust Series I	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series I
Total Assets
Investments at fair value	$378,861	$9,443	$138,132	$437,551	$1,309,358	$5,780,659

Units outstanding	13,663	726	10,074	12,067	58,079	216,982
Unit value	$27.73	$13.01	$13.71	$36.26	$22.54	$26.64

Shares	33,979	793	11,608	19,621	58,453	337,065
Cost	$479,503	$10,464	$149,224	$403,220	$1,107,876	$5,808,379

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series I	Global Bond Trust Series NAV	Global Trust Series I	Global Trust Series NAV	Health Sciences Trust Series I
Total Assets
Investments at fair value	$3,773,445	$1,122,595	$5,977,145	$2,224,225	$1,988,604	$8,069,138

Units outstanding	191,036	41,347	201,082	83,239	123,010	110,117
Unit value	$19.75	$27.15	$29.72	$26.72	$16.17	$73.28

Shares	220,026	95,135	508,693	123,912	110,848	252,793
Cost	$3,828,764	$1,155,334	$6,361,149	$2,402,621	$2,209,136	$8,284,287

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Health Sciences Trust Series NAV	High Yield Trust Series I	High Yield Trust Series NAV	International Core Trust Series I	International Core Trust Series NAV	International Equity Index Trust B Series I
Total Assets
Investments at fair value	$4,921,314	$2,758,324	$2,263,550	$2,389,485	$436,958	$4,525,255

Units outstanding	81,107	102,486	116,916	129,399	28,729	419,582
Unit value	$60.68	$26.91	$19.36	$18.47	$15.21	$10.79

Shares	152,836	572,266	476,537	247,872	45,469	311,228
Cost	$5,178,286	$3,415,699	$2,752,705	$2,662,879	$512,667	$4,976,251

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	International Equity Index Trust B Series NAV	International Growth Stock Trust Series I	International Growth Stock Trust Series NAV	International Small Company Trust Series I	International Small Company Trust Series NAV	International Value Trust Series I
Total Assets
Investments at fair value	$11,818,831	$1,579,230	$8,456,858	$587,121	$1,004,311	$3,623,211

Units outstanding	276,267	131,425	695,770	40,372	66,351	174,351
Unit value	$42.78	$12.02	$12.15	$14.54	$15.14	$20.78

Shares	812,849	99,260	531,544	48,482	82,932	319,789
Cost	$13,109,287	$1,694,934	$8,627,861	$590,955	$949,288	$4,000,379

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	International Value Trust Series NAV	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series NAV	Lifestyle Aggressive MVP Series I	Lifestyle Aggressive MVP Series NAV	Lifestyle Balanced MVP Series I
Total Assets
Investments at fair value	$4,105,365	$4,774,684	$690,719	$1,050,019	$6,434,318	$4,491,307

Units outstanding	288,124	156,440	43,523	39,961	365,714	146,545
Unit value	$14.25	$30.52	$15.87	$26.28	$17.59	$30.65

Shares	364,921	440,469	63,896	105,955	648,621	366,937
Cost	$4,781,469	$5,043,553	$740,211	$1,089,120	$7,040,435	$4,790,804

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Lifestyle Balanced MVP Series NAV	Lifestyle Conservative MVP Series I	Lifestyle Conservative MVP Series NAV	Lifestyle Growth MVP Series I	Lifestyle Growth MVP Series NAV	Lifestyle Moderate MVP Series I
Total Assets
Investments at fair value	$15,116,582	$1,841,643	$4,546,306	$3,612,225	$24,773,270	$1,807,819

Units outstanding	879,721	58,246	276,655	126,742	1,440,273	56,530
Unit value	$17.18	$31.62	$16.43	$28.50	$17.20	$31.98

Shares	1,233,000	165,318	407,010	274,069	1,878,186	154,251
Cost	$16,723,514	$2,024,014	$5,073,085	$3,615,190	$25,544,617	$2,050,826

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Lifestyle Moderate MVP Series NAV	M Capital Appreciation (a)	Mid Cap Index Trust Series I	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series NAV
Total Assets
Investments at fair value	$9,046,231	$328,631	$6,320,624	$23,160,316	$3,499,832	$6,484,315

Units outstanding	528,138	4,135	165,157	861,157	107,107	85,358
Unit value	$17.13	$79.48	$38.27	$26.89	$32.68	$75.97

Shares	771,205	13,067	321,660	1,178,642	230,707	423,258
Cost	$10,130,934	$375,370	$6,927,386	$26,377,819	$3,804,434	$7,665,309

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Mid Value Trust Series I	Mid Value Trust Series NAV	Money Market Trust B Series NAV	Money Market Trust Series I	PIMCO All Asset (a)	Real Estate Securities Trust Series I
Total Assets
Investments at fair value	$3,980,497	$8,364,434	$53,619,767	$26,531,963	$3,158,323	$10,349,246

Units outstanding	162,397	216,961	3,086,046	1,286,207	208,113	63,711
Unit value	$24.51	$38.55	$17.37	$20.63	$15.18	$162.44

Shares	371,315	783,921	53,619,767	26,531,963	341,440	572,731
Cost	$4,964,992	$10,337,876	$53,619,767	$26,531,963	$3,788,978	$7,349,993

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Real Estate Securities Trust Series NAV	Real Return Bond Trust Series I	Real Return Bond Trust Series NAV	Science & Technology Trust Series I	Science & Technology Trust Series NAV	Short Term Government Income Trust Series I
Total Assets
Investments at fair value	$12,730,922	$1,455,643	$9,714,885	$8,846,389	$2,339,109	$1,561,840

Units outstanding	89,152	73,273	670,049	271,129	81,554	150,590
Unit value	$142.80	$19.87	$14.50	$32.63	$28.68	$10.37

Shares	708,454	133,423	903,710	372,010	97,626	127,497
Cost	$11,525,987	$1,628,652	$10,742,360	$9,015,306	$2,511,572	$1,602,455

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Short Term Government Income Trust Series NAV	Small Cap Growth Trust Series I	Small Cap Growth Trust Series NAV	Small Cap Index Trust Series I	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series I
Total Assets
Investments at fair value	$1,410,456	$1,117,900	$8,184,106	$5,827,419	$5,374,848	$13,648,912

Units outstanding	131,528	46,012	273,720	200,328	217,000	393,599
Unit value	$10.72	$24.30	$29.90	$29.09	$24.77	$34.68

Shares	115,139	129,837	941,784	438,812	404,428	474,580
Cost	$1,440,725	$1,407,377	$9,924,622	$6,440,182	$6,099,453	$14,238,410

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Small Cap Opportunities Trust Series NAV	Small Cap Value Trust Series I	Small Cap Value Trust Series NAV	Small Company Value Trust Series I	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series I
Total Assets
Investments at fair value	$286,152	$790,432	$7,881,600	$3,053,370	$454,120	$2,624,243

Units outstanding	15,521	33,652	115,421	101,321	21,064	104,935
Unit value	$18.44	$23.49	$68.29	$30.14	$21.56	$25.01

Shares	9,995	38,938	389,215	155,151	23,122	200,784
Cost	$312,888	$914,462	$8,948,990	$3,462,454	$539,245	$2,710,527

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Strategic Income Opportunities Trust Series NAV	Total Bond Market Trust B Series NAV	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series NAV	U.S. Equity Trust Series I	U.S. Equity Trust Series NAV
Total Assets
Investments at fair value	$3,462,297	$16,287,586	$6,176,641	$1,706,335	$1,555,543	$2,181,051

Units outstanding	178,541	687,371	274,469	21,518	107,396	148,019
Unit value	$19.39	$23.70	$22.50	$79.30	$14.48	$14.73

Shares	265,717	1,612,632	350,746	96,896	81,399	114,131
Cost	$3,560,716	$16,785,263	$6,099,349	$1,634,313	$1,344,923	$1,936,323

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series I	Utilities Trust Series NAV	Value Trust Series I	Value Trust Series NAV
Total Assets
Investments at fair value	$8,858	$1,252,422	$1,199,810	$1,544,474	$2,209,157	$1,416,747

Units outstanding	910	124,349	40,494	60,659	46,950	57,233
Unit value	$9.73	$10.07	$29.63	$25.46	$47.05	$24.75

Shares	761	107,596	99,569	128,385	109,581	70,380
Cost	$9,115	$1,267,665	$1,565,741	$1,905,468	$2,346,642	$1,625,858

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund B Series NAV		Active Bond Trust Series I		Active Bond Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$1,282,150	$1,085,153	$33,359	$24,116	$17,516	$9,373
Expenses:
Mortality and expense risk and administrative charges	(96,913)	(97,809)	(4,009)	(3,911)	—	—

Net investment income (loss)	1,185,237	987,344	29,350	20,205	17,516	9,373

Realized gains (losses) on investments:
Capital gain distributions received	721,119	948,791	(2)	—	—	—
Net realized gain (loss)	9,900,551	5,420,301	(2,560)	900	(2,322)	(2,607)

Realized gains (losses)	10,621,670	6,369,092	(2,562)	900	(2,322)	(2,607)

Unrealized appreciation (depreciation) during the period	(10,584,673)	568,294	(30,290)	16,625	(16,178)	6,192

Net increase (decrease) in contract owners’ equity from operations	1,222,234	7,924,730	(3,502)	37,730	(984)	12,958

Changes from principal transactions:
Purchase payments	2,659,989	2,359,292	51,531	42,940	76,662	34,311
Transfers between sub-accounts and the company	6,729,049	7,737,412	78,514	131,353	22,369	100,672
Transfers on general account policy loans	(2,479,116)	(424,345)	(588)	(316)	—	—
Withdrawals	(4,939,493)	(1,536,440)	(23,547)	(2,508)	(7,962)	(62,472)
Annual contract fee	(1,624,817)	(1,294,472)	(132,224)	(113,061)	(8,690)	(6,711)

Net increase (decrease) in contract owners’ equity from principal transactions	345,612	6,841,447	(26,314)	58,408	82,379	65,800

Total increase (decrease) in contract owners’ equity	1,567,846	14,766,177	(29,816)	96,138	81,395	78,758
Contract owners’ equity at beginning of period	70,165,738	55,399,561	652,410	556,272	258,343	179,585

Contract owners’ equity at end of period	$71,733,584	$70,165,738	$622,594	$652,410	$339,738	$258,343

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,978,310	1,786,837	31,753	28,744	3,635	2,703
Units issued	1,166,603	739,484	22,394	8,679	2,854	2,388
Units redeemed	(1,164,153)	(548,011)	(23,717)	(5,670)	(1,714)	(1,456)

Units, end of period	1,980,760	1,978,310	30,430	31,753	4,775	3,635

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	All Cap Core Trust Series I		All Cap Core Trust Series NAV		Alpha Opportunities Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$4,517	$4,640	$16,172	$12,790	$278	$234
Expenses:
Mortality and expense risk and administrative charges	(3,134)	(2,974)	—	—	(279)	(275)

Net investment income (loss)	1,383	1,666	16,172	12,790	(1)	(41)

Realized gains (losses) on investments:
Capital gain distributions received	—	(1)	—	—	7,745	9,450
Net realized gain (loss)	22,624	14,306	44,116	45,318	(626)	103

Realized gains (losses)	22,624	14,305	44,116	45,318	7,119	9,553

Unrealized appreciation (depreciation) during the period	(13,699)	19,538	(19,980)	61,679	(7,350)	(6,499)

Net increase (decrease) in contract owners’ equity from operations	10,308	35,509	40,308	119,787	(232)	3,013

Changes from principal transactions:
Purchase payments	14,837	14,043	59,457	302,703	—	54
Transfers between sub-accounts and the company	6,101	52,786	38,457	49,175	—	(56)
Transfers on general account policy loans	2,367	(96)	21,251	—	—	—
Withdrawals	(28,711)	(42,584)	(18,102)	(21,280)	(2)	(15)
Annual contract fee	(40,418)	(34,374)	(32,635)	(29,289)	(2,306)	(1,980)

Net increase (decrease) in contract owners’ equity from principal transactions	(45,824)	(10,225)	68,428	301,309	(2,308)	(1,997)

Total increase (decrease) in contract owners’ equity	(35,516)	25,284	108,736	421,096	(2,540)	1,016
Contract owners’ equity at beginning of period	485,040	459,756	1,485,095	1,063,999	44,060	43,044

Contract owners’ equity at end of period	$449,524	$485,040	$1,593,831	$1,485,095	$41,520	$44,060

	2015	2014	2015	2014	2015	2014
Units, beginning of period	16,812	17,368	73,424	57,702	1,984	2,080
Units issued	760	3,764	7,759	20,566	—	48
Units redeemed	(2,288)	(4,320)	(4,413)	(4,844)	(102)	(144)

Units, end of period	15,284	16,812	76,770	73,424	1,882	1,984

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Alpha Opportunities Trust Series NAV		American Asset Allocation Trust Series I		American Global Growth Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$3,612	$2,596	$186,426	$140,129	$6,641	$2,383
Expenses:
Mortality and expense risk and administrative charges	—	—	(53,590)	(59,397)	(511)	(671)

Net investment income (loss)	3,612	2,596	132,836	80,732	6,130	1,712

Realized gains (losses) on investments:
Capital gain distributions received	147,073	95,285	752,089	—	32,308	—
Net realized gain (loss)	(218,744)	2,429	565,487	700,722	(60,656)	4,641

Realized gains (losses)	(71,671)	97,714	1,317,576	700,722	(28,348)	4,641

Unrealized appreciation (depreciation) during the period	31,450	(81,445)	(1,406,902)	(344,107)	(48,810)	(1,449)

Net increase (decrease) in contract owners’ equity from operations	(36,609)	18,865	43,510	437,347	(71,028)	4,904

Changes from principal transactions:
Purchase payments	409,947	16,627	583,458	591,105	68,308	35,102
Transfers between sub-accounts and the company	(454,925)	399,783	336,167	(33,209)	184,961	66,715
Transfers on general account policy loans	—	—	(8,903)	30,278	(53,827)	(292)
Withdrawals	(28)	(9,409)	(633,132)	(559,024)	26,659	(6,052)
Annual contract fee	(38,104)	(19,322)	(856,016)	(905,124)	(22,224)	(9,555)

Net increase (decrease) in contract owners’ equity from principal transactions	(83,110)	387,679	(578,426)	(875,974)	203,877	85,918

Total increase (decrease) in contract owners’ equity	(119,719)	406,544	(534,916)	(438,627)	132,849	90,822
Contract owners’ equity at beginning of period	451,105	44,561	9,330,298	9,768,925	294,485	203,663

Contract owners’ equity at end of period	$331,386	$451,105	$8,795,382	$9,330,298	$427,334	$294,485

	2015	2014	2015	2014	2015	2014
Units, beginning of period	18,510	1,977	638,145	698,325	20,260	14,273
Units issued	16,668	17,776	58,245	99,913	376,969	7,623
Units redeemed	(21,576)	(1,243)	(98,449)	(160,093)	(369,819)	(1,636)

Units, end of period	13,602	18,510	597,941	638,145	27,410	20,260

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series I		American Growth-Income Trust Series I		American International Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$30,984	$116,011	$163,519	$110,410	$206,997	$204,669
Expenses:
Mortality and expense risk and administrative charges	(16,109)	(17,013)	(52,195)	(52,611)	(15,122)	(17,672)

Net investment income (loss)	14,875	98,998	111,324	57,799	191,875	186,997

Realized gains (losses) on investments:
Capital gain distributions received	648,887	—	1,349,660	—	—	2
Net realized gain (loss)	1,992,587	818,731	701,135	812,104	625,249	1,210,896

Realized gains (losses)	2,641,474	818,731	2,050,795	812,104	625,249	1,210,898

Unrealized appreciation (depreciation) during the period	(1,643,801)	183,599	(2,067,970)	222,100	(1,637,123)	(1,989,053)

Net increase (decrease) in contract owners’ equity from operations	1,012,548	1,101,328	94,149	1,092,003	(819,999)	(591,158)

Changes from principal transactions:
Purchase payments	384,994	343,412	406,997	543,305	275,912	493,412
Transfers between sub-accounts and the company	(2,397,986)	(44,995)	51,916	529,116	(4,002)	394,733
Transfers on general account policy loans	(122,743)	(9,597)	(131,823)	52,478	(35,710)	(5,611)
Withdrawals	(764,823)	(508,743)	(511,681)	(536,252)	(1,029,385)	(345,478)
Annual contract fee	(305,731)	(286,731)	(712,875)	(689,851)	(355,838)	(356,866)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,206,289)	(506,654)	(897,466)	(101,204)	(1,149,023)	180,190

Total increase (decrease) in contract owners’ equity	(2,193,741)	594,674	(803,317)	990,799	(1,969,022)	(410,968)
Contract owners’ equity at beginning of period	13,915,124	13,320,450	12,621,437	11,630,638	17,919,976	18,330,944

Contract owners’ equity at end of period	$11,721,383	$13,915,124	$11,818,120	$12,621,437	$15,950,954	$17,919,976

	2015	2014	2015	2014	2015	2014
Units, beginning of period	605,899	626,036	501,916	507,491	885,723	878,450
Units issued	369,610	124,403	31,131	83,731	243,151	290,138
Units redeemed	(487,528)	(144,540)	(64,267)	(89,306)	(279,949)	(282,865)

Units, end of period	487,981	605,899	468,780	501,916	848,925	885,723

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American New World Trust Series I		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$32,807	$17,702	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(3,558)	(3,454)	(36,229)	(31,145)	—	—

Net investment income (loss)	29,249	14,248	(36,229)	(31,145)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	222,931	44,793	1,568,001	264,854	7,776,668	1,293,503
Net realized gain (loss)	(114,342)	5,038	551,474	867,421	3,371,714	1,472,842

Realized gains (losses)	108,589	49,831	2,119,475	1,132,275	11,148,382	2,766,345

Unrealized appreciation (depreciation) during the period	(237,419)	(197,146)	(1,308,652)	(573,146)	(6,541,551)	75,245

Net increase (decrease) in contract owners’ equity from operations	(99,581)	(133,067)	774,594	527,984	4,606,831	2,841,590

Changes from principal transactions:
Purchase payments	53,398	124,672	78,332	70,879	2,062,191	2,437,806
Transfers between sub-accounts and the company	69,200	1,505,817	1,328,065	(67,179)	3,631,363	4,718,348
Transfers on general account policy loans	(49)	(3,735)	139,591	118,866	(32,498)	(173,654)
Withdrawals	(22,895)	(17,497)	(223,931)	(206,449)	(695,313)	(303,633)
Annual contract fee	(29,827)	(21,568)	(355,760)	(326,511)	(599,469)	(470,887)

Net increase (decrease) in contract owners’ equity from principal transactions	69,827	1,587,689	966,297	(410,394)	4,366,274	6,207,980

Total increase (decrease) in contract owners’ equity	(29,754)	1,454,622	1,740,891	117,590	8,973,105	9,049,570
Contract owners’ equity at beginning of period	2,024,617	569,995	6,900,133	6,782,543	37,958,334	28,908,764

Contract owners’ equity at end of period	$1,994,863	$2,024,617	$8,641,024	$6,900,133	$46,931,439	$37,958,334

	2015	2014	2015	2014	2015	2014
Units, beginning of period	127,899	32,698	154,074	165,084	310,431	257,961
Units issued	109,771	98,038	46,341	36,543	99,708	84,573
Units redeemed	(107,278)	(2,837)	(26,365)	(47,553)	(64,760)	(32,103)

Units, end of period	130,392	127,899	174,050	154,074	345,379	310,431

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Bond Trust Series I		Bond Trust Series NAV		Capital Appreciation Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$169,912	$19,691	$21,449	$16,541	$—	$3,536
Expenses:
Mortality and expense risk and administrative charges	(17,645)	(2,021)	—	—	(29,859)	(30,176)

Net investment income (loss)	152,267	17,670	21,449	16,541	(29,859)	(26,640)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	1,360,847	813,711
Net realized gain (loss)	(8,837)	(156)	(1,496)	(635)	131,917	843,332

Realized gains (losses)	(8,837)	(156)	(1,496)	(635)	1,492,764	1,657,043

Unrealized appreciation (depreciation) during the period	(209,961)	12,879	(18,215)	17,067	(649,368)	(984,607)

Net increase (decrease) in contract owners’ equity from operations	(66,531)	30,393	1,738	32,973	813,537	645,796

Changes from principal transactions:
Purchase payments	2,557	558	31,189	95,223	28,572	29,684
Transfers between sub-accounts and the company	5,184,578	243,535	52,400	10,274	136,185	(854,757)
Transfers on general account policy loans	—	—	(25,989)	(5,592)	2,092	11,731
Withdrawals	(2,271)	5	64	34	(52,161)	(81,461)
Annual contract fee	(72,245)	(7,180)	(21,648)	(19,555)	(190,772)	(194,503)

Net increase (decrease) in contract owners’ equity from principal transactions	5,112,619	236,918	36,016	80,384	(76,084)	(1,089,306)

Total increase (decrease) in contract owners’ equity	5,046,088	267,311	37,754	113,357	737,453	(443,510)
Contract owners’ equity at beginning of period	763,656	496,345	660,948	547,591	7,804,233	8,247,743

Contract owners’ equity at end of period	$5,809,744	$763,656	$698,702	$660,948	$8,541,686	$7,804,233

	2015	2014	2015	2014	2015	2014
Units, beginning of period	69,117	47,293	59,182	51,772	331,659	384,105
Units issued	534,477	23,124	11,408	24,375	37,121	104,510
Units redeemed	(75,607)	(1,300)	(8,211)	(16,965)	(41,990)	(156,956)

Units, end of period	527,987	69,117	62,379	59,182	326,790	331,659

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Capital Appreciation Value Trust Series I		Capital Appreciation Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$419	$1,007	$8,938	$37,056	$2,957	$2,106
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,379)	(7,693)	—	—

Net investment income (loss)	419	1,007	(441)	29,363	2,957	2,106

Realized gains (losses) on investments:
Capital gain distributions received	293,666	130,651	425,748	184,493	27,718	14,205
Net realized gain (loss)	76,342	81,335	(343,251)	4,432	927	2,701

Realized gains (losses)	370,008	211,986	82,497	188,925	28,645	16,906

Unrealized appreciation (depreciation) during the period	(218,299)	(105,957)	(51,210)	(745)	(20,565)	(3,847)

Net increase (decrease) in contract owners’ equity from operations	152,128	107,036	30,846	217,543	11,037	15,165

Changes from principal transactions:
Purchase payments	180,636	100,258	2,474	1,475	25,532	20,407
Transfers between sub-accounts and the company	272,911	164,837	(2,720,242)	2,367,189	74,330	52,314
Transfers on general account policy loans	(75,507)	(14,267)	(15,390)	330	(2,182)	(3)
Withdrawals	(28,817)	(86,188)	(901)	1,156	(7,124)	(17,943)
Annual contract fee	(60,932)	(42,683)	(43,468)	(31,081)	(8,545)	(5,442)

Net increase (decrease) in contract owners’ equity from principal transactions	288,291	121,957	(2,777,527)	2,339,069	82,011	49,333

Total increase (decrease) in contract owners’ equity	440,419	228,993	(2,746,681)	2,556,612	93,048	64,498
Contract owners’ equity at beginning of period	1,316,065	1,087,072	3,067,556	510,944	170,141	105,643

Contract owners’ equity at end of period	$1,756,484	$1,316,065	$320,875	$3,067,556	$263,189	$170,141

	2015	2014	2015	2014	2015	2014
Units, beginning of period	54,104	49,018	180,139	33,513	9,702	6,770
Units issued	20,808	15,705	11,211	159,328	5,520	4,851
Units redeemed	(10,135)	(10,619)	(173,043)	(12,702)	(965)	(1,919)

Units, end of period	64,777	54,104	18,307	180,139	14,257	9,702

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series I		Core Bond Trust Series NAV		Core Strategy Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$190,497	$408	$372,214	$17,436	$2,391	$2,496
Expenses:
Mortality and expense risk and administrative charges	(24,503)	(92)	—	—	(774)	(697)

Net investment income (loss)	165,994	316	372,214	17,436	1,617	1,799

Realized gains (losses) on investments:
Capital gain distributions received	27,214	—	50,559	—	3,458	327
Net realized gain (loss)	(75,953)	(128)	(175,242)	(9,656)	(3,181)	837

Realized gains (losses)	(48,739)	(128)	(124,683)	(9,656)	277	1,164

Unrealized appreciation (depreciation) during the period	(302,975)	529	(645,755)	22,676	(6,065)	2,422

Net increase (decrease) in contract owners’ equity from operations	(185,720)	717	(398,224)	30,456	(4,171)	5,385

Changes from principal transactions:
Purchase payments	92,440	1,558	348,019	15,644	3,149	3,045
Transfers between sub-accounts and the company	11,235,324	(240)	24,467,104	615,743	(4)	(53,074)
Transfers on general account policy loans	21,763	—	(426,842)	(60,333)	—	—
Withdrawals	(49,461)	4	(1,662,598)	—	3,382	(629)
Annual contract fee	(205,595)	(2,200)	(337,560)	(18,375)	(2,094)	(2,556)

Net increase (decrease) in contract owners’ equity from principal transactions	11,094,471	(878)	22,388,123	552,679	4,433	(53,214)

Total increase (decrease) in contract owners’ equity	10,908,751	(161)	21,989,899	583,135	262	(47,829)
Contract owners’ equity at beginning of period	13,635	13,796	1,029,116	445,981	103,391	151,220

Contract owners’ equity at end of period	$10,922,386	$13,635	$23,019,015	$1,029,116	$103,653	$103,391

	2015	2014	2015	2014	2015	2014
Units, beginning of period	716	763	63,291	29,076	7,355	11,340
Units issued	806,434	94	2,066,816	40,188	67,761	191
Units redeemed	(250,293)	(141)	(719,489)	(5,973)	(67,687)	(4,176)

Units, end of period	556,857	716	1,410,618	63,291	7,429	7,355

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Strategy Trust Series NAV		Emerging Markets Value Trust Series I		Emerging Markets Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$64,517	$67,496	$2,542	$3,606	$22,200	$22,281
Expenses:
Mortality and expense risk and administrative charges	—	—	(827)	(2,164)	—	—

Net investment income (loss)	64,517	67,496	1,715	1,442	22,200	22,281

Realized gains (losses) on investments:
Capital gain distributions received	97,049	7,776	—	6,779	—	41,505
Net realized gain (loss)	1,788	8,293	(17,807)	(20,435)	(102,845)	(16,528)

Realized gains (losses)	98,837	16,069	(17,807)	(13,656)	(102,845)	24,977

Unrealized appreciation (depreciation) during the period	(167,511)	31,650	(11,741)	(5,512)	(135,798)	(47,416)

Net increase (decrease) in contract owners’ equity from operations	(4,157)	115,215	(27,833)	(17,726)	(216,443)	(158)

Changes from principal transactions:
Purchase payments	140,594	401,461	1,472	2,863	147,176	202,371
Transfers between sub-accounts and the company	37,319	2,142,904	(48,376)	(760,392)	(109,124)	(198,275)
Transfers on general account policy loans	(108,482)	(132)	—	—	(612)	(4,798)
Withdrawals	(1,818)	(92,850)	(25,629)	(7,992)	(22,486)	(496,782)
Annual contract fee	(78,599)	(52,188)	(5,450)	(8,113)	(34,854)	(39,887)

Net increase (decrease) in contract owners’ equity from principal transactions	(10,986)	2,399,195	(77,983)	(773,634)	(19,900)	(537,371)

Total increase (decrease) in contract owners’ equity	(15,143)	2,514,410	(105,816)	(791,360)	(236,343)	(537,529)
Contract owners’ equity at beginning of period	2,754,913	240,503	174,123	965,483	1,069,467	1,606,996

Contract owners’ equity at end of period	$2,739,770	$2,754,913	$68,307	$174,123	$833,124	$1,069,467

	2015	2014	2015	2014	2015	2014
Units, beginning of period	186,973	17,326	12,966	67,004	94,432	134,286
Units issued	13,383	180,865	349	814	33,026	713,944
Units redeemed	(14,304)	(11,218)	(6,993)	(54,852)	(36,583)	(753,798)

Units, end of period	186,052	186,973	6,322	12,966	90,875	94,432

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity-Income Trust Series I		Equity-Income Trust Series NAV		Financial Industries Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$198,283	$245,660	$768,816	$790,767	$6,837	$8,992
Expenses:
Mortality and expense risk and administrative charges	(47,683)	(53,387)	—	—	(5,212)	(4,951)

Net investment income (loss)	150,600	192,273	768,816	790,767	1,625	4,041

Realized gains (losses) on investments:
Capital gain distributions received	1,001,855	1,065,012	3,391,324	3,473,532	210,455	(2)
Net realized gain (loss)	210,387	1,752,773	1,618,154	4,446,816	131,448	87,594

Realized gains (losses)	1,212,242	2,817,785	5,009,478	7,920,348	341,903	87,592

Unrealized appreciation (depreciation) during the period	(2,259,100)	(2,158,614)	(8,305,580)	(5,798,771)	(335,732)	(7,985)

Net increase (decrease) in contract owners’ equity from operations	(896,258)	851,444	(2,527,286)	2,912,344	7,796	83,648

Changes from principal transactions:
Purchase payments	103,836	93,826	1,953,579	2,479,533	9,378	5,586
Transfers between sub-accounts and the company	(3,063,633)	1,704,089	(2,989,989)	828,567	(731,876)	332,004
Transfers on general account policy loans	(18,147)	696	(369,007)	(104,264)	63	82
Withdrawals	(117,998)	(42,361)	(1,947,391)	(742,584)	(17,768)	(21,002)
Annual contract fee	(516,618)	(495,220)	(499,724)	(524,416)	(54,309)	(37,009)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,612,560)	1,261,030	(3,852,532)	1,936,836	(794,512)	279,661

Total increase (decrease) in contract owners’ equity	(4,508,818)	2,112,474	(6,379,818)	4,849,180	(786,716)	363,309
Contract owners’ equity at beginning of period	13,815,930	11,703,456	41,632,989	36,783,809	1,468,331	1,105,022

Contract owners’ equity at end of period	$9,307,112	$13,815,930	$35,253,171	$41,632,989	$681,615	$1,468,331

	2015	2014	2015	2014	2015	2014
Units, beginning of period	330,215	301,290	908,115	862,903	66,065	53,864
Units issued	44,271	166,802	270,407	392,484	22,298	38,849
Units redeemed	(134,502)	(137,877)	(354,681)	(347,272)	(56,267)	(26,648)

Units, end of period	239,984	330,215	823,841	908,115	32,096	66,065

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Franklin Templeton Founding Allocation Trust Series I		Franklin Templeton Founding Allocation Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$4,736	$3,099	$277	$341	$4,069	$7,219
Expenses:
Mortality and expense risk and administrative charges	—	—	(67)	(74)	—	—

Net investment income (loss)	4,736	3,099	210	267	4,069	7,219

Realized gains (losses) on investments:
Capital gain distributions received	157,230	—	—	—	—	—
Net realized gain (loss)	(16,149)	85,675	453	1,656	18,417	7,542

Realized gains (losses)	141,081	85,675	453	1,656	18,417	7,542

Unrealized appreciation (depreciation) during the period	(153,413)	(47,631)	(1,318)	(1,737)	(34,334)	(9,978)

Net increase (decrease) in contract owners’ equity from operations	(7,596)	41,143	(655)	186	(11,848)	4,783

Changes from principal transactions:
Purchase payments	69,300	52,593	5,016	5,065	25,821	22,039
Transfers between sub-accounts and the company	234,520	(45,926)	—	—	392	33,474
Transfers on general account policy loans	(95,985)	(40,410)	—	—	(50,935)	(20,124)
Withdrawals	(216,509)	(15,766)	7	(2,080)	(36,442)	5
Annual contract fee	(26,148)	(19,593)	(5,632)	(5,495)	(12,844)	(8,289)

Net increase (decrease) in contract owners’ equity from principal transactions	(34,822)	(69,102)	(609)	(2,510)	(74,008)	27,105

Total increase (decrease) in contract owners’ equity	(42,418)	(27,959)	(1,264)	(2,324)	(85,856)	31,888
Contract owners’ equity at beginning of period	421,279	449,238	10,707	13,031	223,988	192,100

Contract owners’ equity at end of period	$378,861	$421,279	$9,443	$10,707	$138,132	$223,988

	2015	2014	2015	2014	2015	2014
Units, beginning of period	14,800	17,147	771	960	15,395	13,607
Units issued	22,337	10,208	364	358	2,587	3,682
Units redeemed	(23,474)	(12,555)	(409)	(547)	(7,908)	(1,894)

Units, end of period	13,663	14,800	726	771	10,074	15,395

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental All Cap Core Trust Series I		Fundamental All Cap Core Trust Series NAV		Fundamental Large Cap Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$1,279	$—	$4,266	$63,828	$40,986
Expenses:
Mortality and expense risk and administrative charges	(1,545)	(1,429)	—	—	(29,920)	(14,734)

Net investment income (loss)	(1,545)	(150)	—	4,266	33,908	26,252

Realized gains (losses) on investments:
Capital gain distributions received	20,784	—	57,279	—	(2)	(5)
Net realized gain (loss)	2,312	123,394	39,419	28,072	206,995	46,328

Realized gains (losses)	23,096	123,394	96,698	28,072	206,993	46,323

Unrealized appreciation (depreciation) during the period	(4,162)	(93,080)	(55,309)	56,502	(315,142)	214,616

Net increase (decrease) in contract owners’ equity from operations	17,389	30,164	41,389	88,840	(74,241)	287,191

Changes from principal transactions:
Purchase payments	151	415	193,498	205,539	98,507	11,626
Transfers between sub-accounts and the company	129,276	(58,885)	123,930	(3,897)	(1,003,840)	4,395,659
Transfers on general account policy loans	—	—	(73)	(159)	(47,938)	27
Withdrawals	(565)	1,033	(27,504)	(38,673)	(173,673)	(3,776)
Annual contract fee	(14,317)	(11,626)	(30,847)	(21,152)	(299,038)	(82,084)

Net increase (decrease) in contract owners’ equity from principal transactions	114,545	(69,063)	259,004	141,658	(1,425,982)	4,321,452

Total increase (decrease) in contract owners’ equity	131,934	(38,899)	300,393	230,498	(1,500,223)	4,608,643
Contract owners’ equity at beginning of period	305,617	344,516	1,008,965	778,467	7,280,882	2,672,239

Contract owners’ equity at end of period	$437,551	$305,617	$1,309,358	$1,008,965	$5,780,659	$7,280,882

	2015	2014	2015	2014	2015	2014
Units, beginning of period	8,736	10,880	46,584	39,468	269,824	108,548
Units issued	4,059	7,797	16,156	10,943	41,329	195,130
Units redeemed	(728)	(9,941)	(4,661)	(3,827)	(94,171)	(33,854)

Units, end of period	12,067	8,736	58,079	46,584	216,982	269,824

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental’ Large Cap Value Trust Series NAV		Fundamental Value Trust Series I		Fundamental Value Trust Series NAV
	2015	2014	2015	2014 (b)	2015	2014 (b)
Income:
Dividend distributions received	$36,129	$21,278	$—	$72,835	$—	$9,879
Expenses:
Mortality and expense risk and administrative charges	—	—	—	(19,283)	—	—

Net investment income (loss)	36,129	21,278	—	53,552	—	9,879

Realized gains (losses) on investments:
Capital gain distributions received	—	1	—	1,020,729	—	135,032
Net realized gain (loss)	341,353	32,525	—	849,896	—	665,169

Realized gains (losses)	341,353	32,526	—	1,870,625	—	800,201

Unrealized appreciation (depreciation) during the period	(403,059)	199,757	—	(1,652,966)	—	(671,876)

Net increase (decrease) in contract owners’ equity from operations	(25,577)	253,561	—	271,211	—	138,204

Changes from principal transactions:
Purchase payments	231,235	460,766	—	69,893	—	51,362
Transfers between sub-accounts and the company	569,323	697,513	—	(4,669,764)	—	(3,054,290)
Transfers on general account policy loans	(71,915)	(24,390)	—	27,917	—	—
Withdrawals	(219,309)	(63,678)	—	(209,064)	—	(19,821)
Annual contract fee	(73,639)	(51,422)	—	(225,747)	—	(27,983)

Net increase (decrease) in contract owners’ equity from principal transactions	435,695	1,018,789	—	(5,006,765)	—	(3,050,732)

Total increase (decrease) in contract owners’ equity	410,118	1,272,350	—	(4,735,554)	—	(2,912,528)
Contract owners’ equity at beginning of period	3,363,327	2,090,977	—	4,735,554	—	2,912,528

Contract owners’ equity at end of period	$3,773,445	$3,363,327	$—	$—	$—	$—

	2015	2014	2015	2014	2015	2014
Units, beginning of period	168,466	115,904	—	207,120	—	166,902
Units issued	173,767	60,436	—	27,140	—	20,871
Units redeemed	(151,197)	(7,874)	—	(234,260)	—	(187,773)

Units, end of period	191,036	168,466	—	—	—	—

(b)	Terminated as an investment option and funds transferred to Fundamental Large Cap Value Trust on November 10, 2014.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Bond Trust Series I		Global Bond Trust Series NAV		Global Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$34,025	$23,529	$161,511	$73,583	$50,822	$66,510
Expenses:
Mortality and expense risk and administrative charges	(8,754)	(12,117)	—	—	(14,709)	(10,877)

Net investment income (loss)	25,271	11,412	161,511	73,583	36,113	55,633

Realized gains (losses) on investments:
Capital gain distributions received	2	(2)	—	—	—	(2)
Net realized gain (loss)	(146,520)	(21,041)	(190,499)	(113,607)	38,265	216,643

Realized gains (losses)	(146,518)	(21,043)	(190,499)	(113,607)	38,265	216,641

Unrealized appreciation (depreciation) during the period	29,532	57,750	(199,549)	199,758	(259,706)	(338,835)

Net increase (decrease) in contract owners’ equity from operations	(91,715)	48,119	(228,537)	159,734	(185,328)	(66,561)

Changes from principal transactions:
Purchase payments	33,092	16,857	149,795	258,505	27,470	16,279
Transfers between sub-accounts and the company	(1,222,561)	(63,449)	(531,154)	137,590	(706,011)	1,646,209
Transfers on general account policy loans	185	(30)	(4,096)	2,099	151	273
Withdrawals	(16,111)	(4,376)	(227,171)	(109,592)	(30,378)	(39,914)
Annual contract fee	(66,802)	(74,308)	(117,824)	(129,900)	(115,784)	(77,004)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,272,197)	(125,306)	(730,450)	158,702	(824,552)	1,545,843

Total increase (decrease) in contract owners’ equity	(1,363,912)	(77,187)	(958,987)	318,436	(1,009,880)	1,479,282
Contract owners’ equity at beginning of period	2,486,507	2,563,694	6,936,132	6,617,696	3,234,105	1,754,823

Contract owners’ equity at end of period	$1,122,595	$2,486,507	$5,977,145	$6,936,132	$2,224,225	$3,234,105

	2015	2014	2015	2014	2015	2014
Units, beginning of period	88,633	93,283	225,164	220,019	113,243	60,023
Units issued	70,832	11,852	66,468	79,106	23,584	84,659
Units redeemed	(118,118)	(16,502)	(90,550)	(73,961)	(53,588)	(31,439)

Units, end of period	41,347	88,633	201,082	225,164	83,239	113,243

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Trust Series NAV		Health Sciences Trust Series I		Health Sciences Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$43,264	$42,969	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(33,863)	(26,805)	—	—

Net investment income (loss)	43,264	42,969	(33,863)	(26,805)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,297,991	729,281	841,577	508,708
Net realized gain (loss)	38,734	70,694	845,996	908,983	882,857	568,470

Realized gains (losses)	38,734	70,694	2,143,987	1,638,264	1,724,434	1,077,178

Unrealized appreciation (depreciation) during the period	(221,522)	(142,227)	(1,417,776)	(111,030)	(1,110,578)	28,966

Net increase (decrease) in contract owners’ equity from operations	(139,524)	(28,564)	692,348	1,500,429	613,856	1,106,144

Changes from principal transactions:
Purchase payments	163,726	64,328	20,548	23,664	222,073	147,658
Transfers between sub-accounts and the company	16,774	1,544,668	1,149,332	477,906	1,448,797	24,070
Transfers on general account policy loans	(28,632)	(1,749)	145	281	(223,347)	3,388
Withdrawals	(160,697)	(34,210)	(97,376)	(163,919)	(1,480,248)	(205,217)
Annual contract fee	(72,385)	(24,953)	(201,222)	(181,642)	(113,340)	(85,005)

Net increase (decrease) in contract owners’ equity from principal transactions	(81,214)	1,548,084	871,427	156,290	(146,065)	(115,106)

Total increase (decrease) in contract owners’ equity	(220,738)	1,519,520	1,563,775	1,656,719	467,791	991,038
Contract owners’ equity at beginning of period	2,209,342	689,822	6,505,363	4,848,644	4,453,523	3,462,485

Contract owners’ equity at end of period	$1,988,604	$2,209,342	$8,069,138	$6,505,363	$4,921,314	$4,453,523

	2015	2014	2015	2014	2015	2014
Units, beginning of period	128,007	38,965	100,406	98,652	82,761	84,840
Units issued	17,494	105,899	49,124	39,550	47,977	24,737
Units redeemed	(22,491)	(16,857)	(39,413)	(37,796)	(49,631)	(26,816)

Units, end of period	123,010	128,007	110,117	100,406	81,107	82,761

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series I		High Yield Trust Series NAV		International Core Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$236,834	$284,027	$211,295	$275,166	$77,140	$103,795
Expenses:
Mortality and expense risk and administrative charges	(13,912)	(20,167)	—	—	(12,612)	(15,327)

Net investment income (loss)	222,922	263,860	211,295	275,166	64,528	88,468

Realized gains (losses) on investments:
Capital gain distributions received	(2)	—	—	—	—	—
Net realized gain (loss)	(197,529)	126,580	(298,836)	11,691	18,646	341,902

Realized gains (losses)	(197,531)	126,580	(298,836)	11,691	18,646	341,902

Unrealized appreciation (depreciation) during the period	(302,971)	(399,524)	(146,436)	(319,495)	(195,218)	(636,759)

Net increase (decrease) in contract owners’ equity from operations	(277,580)	(9,084)	(233,977)	(32,638)	(112,044)	(206,389)

Changes from principal transactions:
Purchase payments	35,201	24,358	108,377	180,635	35,694	42,230
Transfers between sub-accounts and the company	(714,667)	(613,194)	(963,062)	1,527,095	84,288	(66,615)
Transfers on general account policy loans	(133)	26	(86,931)	(30,909)	186	76,456
Withdrawals	(55,707)	(33,313)	(417,631)	(135,806)	(115,518)	(109,266)
Annual contract fee	(169,472)	(195,704)	(62,852)	(60,038)	(115,895)	(135,119)

Net increase (decrease) in contract owners’ equity from principal transactions	(904,778)	(817,827)	(1,422,099)	1,480,977	(111,245)	(192,314)

Total increase (decrease) in contract owners’ equity	(1,182,358)	(826,911)	(1,656,076)	1,448,339	(223,289)	(398,703)
Contract owners’ equity at beginning of period	3,940,682	4,767,593	3,919,626	2,471,287	2,612,774	3,011,477

Contract owners’ equity at end of period	$2,758,324	$3,940,682	$2,263,550	$3,919,626	$2,389,485	$2,612,774

	2015	2014	2015	2014	2015	2014
Units, beginning of period	134,138	162,490	185,483	116,952	133,817	144,210
Units issued	22,790	67,652	65,401	103,125	56,694	68,849
Units redeemed	(54,442)	(96,004)	(133,968)	(34,594)	(61,112)	(79,242)

Units, end of period	102,486	134,138	116,916	185,483	129,399	133,817

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Core Trust Series NAV		International Equity Index Trust B Series I		International Equity Index Trust B Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$15,664	$15,636	$117,760	$139,780	$309,108	$416,066
Expenses:
Mortality and expense risk and administrative charges	—	—	(15,964)	(16,336)	—	—

Net investment income (loss)	15,664	15,636	101,796	123,444	309,108	416,066

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1	—	—	—
Net realized gain (loss)	3,154	20,645	(10,188)	141,478	387,327	1,143,466

Realized gains (losses)	3,154	20,645	(10,187)	141,478	387,327	1,143,466

Unrealized appreciation (depreciation) during the period	(68,447)	(70,695)	(423,279)	(485,740)	(1,405,598)	(2,153,028)

Net increase (decrease) in contract owners’ equity from operations	(49,629)	(34,414)	(331,670)	(220,818)	(709,163)	(593,496)

Changes from principal transactions:
Purchase payments	72,013	54,808	44,829	45,919	550,510	556,375
Transfers between sub-accounts and the company	91,100	6,067	606,567	616,422	1,548,487	(565,506)
Transfers on general account policy loans	(35,570)	(20,142)	(5,526)	14,796	(729,472)	(228,754)
Withdrawals	(11,181)	(8,157)	(56,439)	(60,807)	(947,152)	(1,316,994)
Annual contract fee	(19,798)	(16,437)	(124,503)	(125,810)	(339,665)	(342,904)

Net increase (decrease) in contract owners’ equity from principal transactions	96,564	16,139	464,928	490,520	82,708	(1,897,783)

Total increase (decrease) in contract owners’ equity	46,935	(18,275)	133,258	269,702	(626,455)	(2,491,279)
Contract owners’ equity at beginning of period	390,023	408,298	4,391,997	4,122,295	12,445,286	14,936,565

Contract owners’ equity at end of period	$436,958	$390,023	$4,525,255	$4,391,997	$11,818,831	$12,445,286

	2015	2014	2015	2014	2015	2014
Units, beginning of period	24,279	23,700	382,220	340,922	274,026	313,848
Units issued	33,877	8,616	145,376	152,239	79,165	79,886
Units redeemed	(29,427)	(8,037)	(108,014)	(110,941)	(76,924)	(119,708)

Units, end of period	28,729	24,279	419,582	382,220	276,267	274,026

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series I		International Growth Stock Trust Series NAV		International Small Company Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$28,635	$10,387	$169,647	$172,045	$10,325	$13,914
Expenses:
Mortality and expense risk and administrative charges	(2,973)	(1,927)	—	—	(4,060)	(5,704)

Net investment income (loss)	25,662	8,460	169,647	172,045	6,265	8,210

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	2	—
Net realized gain (loss)	(3,305)	86,458	193,467	495,808	115,265	85,694

Realized gains (losses)	(3,305)	86,458	193,467	495,808	115,267	85,694

Unrealized appreciation (depreciation) during the period	(101,978)	(87,804)	(579,844)	(650,451)	(59,094)	(169,505)

Net increase (decrease) in contract owners’ equity from operations	(79,621)	7,114	(216,730)	17,402	62,438	(75,601)

Changes from principal transactions:
Purchase payments	2,941	3,723	79,864	69,733	11,685	10,648
Transfers between sub-accounts and the company	1,286,743	(184,571)	549,463	476,464	(396,521)	35,652
Transfers on general account policy loans	—	—	7,654	(1,226)	6,752	(574)
Withdrawals	(10)	(7,072)	(126,510)	(214,586)	(26,036)	(12,930)
Annual contract fee	(20,544)	(19,877)	(95,973)	(91,616)	(35,370)	(43,935)

Net increase (decrease) in contract owners’ equity from principal transactions	1,269,130	(207,797)	414,498	238,769	(439,490)	(11,139)

Total increase (decrease) in contract owners’ equity	1,189,509	(200,683)	197,768	256,171	(377,052)	(86,740)
Contract owners’ equity at beginning of period	389,721	590,404	8,259,090	8,002,919	964,173	1,050,913

Contract owners’ equity at end of period	$1,579,230	$389,721	$8,456,858	$8,259,090	$587,121	$964,173

	2015	2014	2015	2014	2015	2014
Units, beginning of period	31,635	47,849	664,305	644,899	70,056	70,728
Units issued	105,690	38,740	175,588	256,775	24,373	20,783
Units redeemed	(5,900)	(54,954)	(144,123)	(237,369)	(54,057)	(21,455)

Units, end of period	131,425	31,635	695,770	664,305	40,372	70,056

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series NAV		International Value Trust Series I		International Value Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$18,318	$15,607	$75,807	$116,552	$87,735	$155,331
Expenses:
Mortality and expense risk and administrative charges	—	—	(14,875)	(16,073)	—	—

Net investment income (loss)	18,318	15,607	60,932	100,479	87,735	155,331

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	47,750	35,227	(36,527)	303,180	141,751	412,651

Realized gains (losses)	47,750	35,227	(36,527)	303,180	141,751	412,651

Unrealized appreciation (depreciation) during the period	8,596	(123,035)	(361,048)	(955,812)	(571,041)	(1,243,133)

Net increase (decrease) in contract owners’ equity from operations	74,664	(72,201)	(336,643)	(552,153)	(341,555)	(675,151)

Changes from principal transactions:
Purchase payments	40,474	44,667	58,231	27,089	104,261	196,644
Transfers between sub-accounts and the company	(172,809)	161,099	509,920	208,846	(98,702)	(279,412)
Transfers on general account policy loans	669	1,022	478	(746)	(9,807)	(11,258)
Withdrawals	(2,988)	(36,921)	(45,331)	(99,168)	(34,836)	(193,159)
Annual contract fee	(38,637)	(42,381)	(128,004)	(144,177)	(102,622)	(101,940)

Net increase (decrease) in contract owners’ equity from principal transactions	(173,291)	127,486	395,294	(8,156)	(141,706)	(389,125)

Total increase (decrease) in contract owners’ equity	(98,627)	55,285	58,651	(560,309)	(483,261)	(1,064,276)
Contract owners’ equity at beginning of period	1,102,938	1,047,653	3,564,560	4,124,869	4,588,626	5,652,902

Contract owners’ equity at end of period	$1,004,311	$1,102,938	$3,623,211	$3,564,560	$4,105,365	$4,588,626

	2015	2014	2015	2014	2015	2014
Units, beginning of period	77,732	68,776	158,546	160,541	297,190	320,427
Units issued	5,204	18,587	83,492	50,509	51,210	76,874
Units redeemed	(16,585)	(9,631)	(67,687)	(52,504)	(60,276)	(100,111)

Units, end of period	66,351	77,732	174,351	158,546	288,124	297,190

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series NAV		Lifestyle Aggressive MVP Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$93,562	$152,061	$13,199	$20,684	$22,141	$52,841
Expenses:
Mortality and expense risk and administrative charges	(25,224)	(24,637)	—	—	(8,948)	(14,179)

Net investment income (loss)	68,338	127,424	13,199	20,684	13,193	38,662

Realized gains (losses) on investments:
Capital gain distributions received	226,295	10,984	28,968	1,668	—	—
Net realized gain (loss)	(34,982)	3,152	(9,625)	(9,663)	177,607	348,589

Realized gains (losses)	191,313	14,136	19,343	(7,995)	177,607	348,589

Unrealized appreciation (depreciation) during the period	(326,039)	57,773	(37,099)	16,516	(270,777)	(339,883)

Net increase (decrease) in contract owners’ equity from operations	(66,388)	199,333	(4,557)	29,205	(79,977)	47,368

Changes from principal transactions:
Purchase payments	155,619	143,735	139,650	205,994	32,907	34,317
Transfers between sub-accounts and the company	(164,518)	1,494,490	(125,644)	231,266	(235,554)	(1,066,182)
Transfers on general account policy loans	5,717	14,560	1,483	(533)	753	(5,966)
Withdrawals	(142,654)	(108,421)	(778)	(184,780)	(460,192)	(131,500)
Annual contract fee	(223,461)	(212,870)	(16,310)	(17,693)	(54,705)	(74,381)

Net increase (decrease) in contract owners’ equity from principal transactions	(369,297)	1,331,494	(1,599)	234,254	(716,791)	(1,243,712)

Total increase (decrease) in contract owners’ equity	(435,685)	1,530,827	(6,156)	263,459	(796,768)	(1,196,344)
Contract owners’ equity at beginning of period	5,210,369	3,679,542	696,875	433,416	1,846,787	3,043,131

Contract owners’ equity at end of period	$4,774,684	$5,210,369	$690,719	$696,875	$1,050,019	$1,846,787

	2015	2014	2015	2014	2015	2014
Units, beginning of period	169,445	126,309	43,612	28,628	65,914	109,097
Units issued	70,115	53,007	22,394	31,541	7,124	32,094
Units redeemed	(83,120)	(9,871)	(22,483)	(16,557)	(33,077)	(75,277)

Units, end of period	156,440	169,445	43,523	43,612	39,961	65,914

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Aggressive MVP Series NAV		Lifestyle Balanced MVP Series I		Lifestyle Balanced MVP Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$138,912	$207,587	$113,910	$127,600	$390,140	$479,068
Expenses:
Mortality and expense risk and administrative charges	—	—	(22,081)	(38,244)	—	—

Net investment income (loss)	138,912	207,587	91,829	89,356	390,140	479,068

Realized gains (losses) on investments:
Capital gain distributions received	—	—	271,000	—	1,089,270	—
Net realized gain (loss)	362,317	895,333	144,901	635,935	544,954	1,329,299

Realized gains (losses)	362,317	895,333	415,901	635,935	1,634,224	1,329,299

Unrealized appreciation (depreciation) during the period	(867,164)	(1,005,258)	(599,137)	(349,476)	(2,324,044)	(1,025,326)

Net increase (decrease) in contract owners’ equity from operations	(365,935)	97,662	(91,407)	375,815	(299,680)	783,041

Changes from principal transactions:
Purchase payments	1,233,922	1,245,707	87,196	192,944	2,398,422	3,587,675
Transfers between sub-accounts and the company	66,952	771,603	422,744	(3,818,379)	(480,515)	(5,556,947)
Transfers on general account policy loans	(1,061,147)	(692,182)	60,463	(6,608)	(1,889,975)	(486,834)
Withdrawals	(267,287)	(640,320)	(150,746)	(81,166)	(518,359)	(640,247)
Annual contract fee	(347,930)	(305,518)	(309,795)	(378,945)	(643,848)	(704,589)

Net increase (decrease) in contract owners’ equity from principal transactions	(375,490)	379,290	109,862	(4,092,154)	(1,134,275)	(3,800,942)

Total increase (decrease) in contract owners’ equity	(741,425)	476,952	18,455	(3,716,339)	(1,433,955)	(3,017,901)
Contract owners’ equity at beginning of period	7,175,743	6,698,791	4,472,852	8,189,191	16,550,537	19,568,438

Contract owners’ equity at end of period	$6,434,318	$7,175,743	$4,491,307	$4,472,852	$15,116,582	$16,550,537

	2015	2014	2015	2014	2015	2014
Units, beginning of period	384,239	364,230	141,756	265,930	941,999	1,161,213
Units issued	113,351	195,096	64,181	102,225	214,368	304,953
Units redeemed	(131,876)	(175,087)	(59,392)	(226,399)	(276,646)	(524,167)

Units, end of period	365,714	384,239	146,545	141,756	879,721	941,999

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative MVP Series I		Lifestyle Conservative MVP Series NAV		Lifestyle Growth MVP Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$48,876	$63,784	$122,708	$157,206	$83,420	$94,480
Expenses:
Mortality and expense risk and administrative charges	(8,918)	(17,891)	—	—	(17,202)	(25,522)

Net investment income (loss)	39,958	45,893	122,708	157,206	66,218	68,958

Realized gains (losses) on investments:
Capital gain distributions received	105,361	208,341	246,155	312,407	1	—
Net realized gain (loss)	(100,312)	(214,403)	(187,460)	(98,831)	123,642	761,884

Realized gains (losses)	5,049	(6,062)	58,695	213,576	123,643	761,884

Unrealized appreciation (depreciation) during the period	(42,205)	128,163	(157,615)	(85,699)	(352,853)	(702,527)

Net increase (decrease) in contract owners’ equity from operations	2,802	167,994	23,788	285,083	(162,992)	128,315

Changes from principal transactions:
Purchase payments	19,051	16,533	809,098	(129,754)	70,395	74,369
Transfers between sub-accounts and the company	(338,459)	(3,878,917)	(880,318)	(1,387,758)	723,696	(1,886,048)
Transfers on general account policy loans	(169)	(156)	(696,019)	(219,637)	(2,587)	(6,441)
Withdrawals	(11,200)	(9,568)	(44,603)	(335,253)	(167,457)	(352,297)
Annual contract fee	(97,484)	(143,658)	(215,032)	(213,278)	(185,157)	(208,883)

Net increase (decrease) in contract owners’ equity from principal transactions	(428,261)	(4,015,766)	(1,026,874)	(2,285,680)	438,890	(2,379,300)

Total increase (decrease) in contract owners’ equity	(425,459)	(3,847,772)	(1,003,086)	(2,000,597)	275,898	(2,250,985)
Contract owners’ equity at beginning of period	2,267,102	6,114,874	5,549,392	7,549,989	3,336,327	5,587,312

Contract owners’ equity at end of period	$1,841,643	$2,267,102	$4,546,306	$5,549,392	$3,612,225	$3,336,327

	2015	2014	2015	2014	2015	2014
Units, beginning of period	71,768	199,931	338,321	483,207	110,388	186,695
Units issued	44,535	65,457	102,512	75,870	49,479	44,525
Units redeemed	(58,057)	(193,620)	(164,178)	(220,756)	(33,125)	(120,832)

Units, end of period	58,246	71,768	276,655	338,321	126,742	110,388

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth MVP Series NAV		Lifestyle Moderate MVP Series I		Lifestyle Moderate MVP Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$585,523	$718,047	$46,871	$53,858	$239,999	$293,016
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,305)	(10,788)	—	—

Net investment income (loss)	585,523	718,047	37,566	43,070	239,999	293,016

Realized gains (losses) on investments:
Capital gain distributions received	—	—	153,696	103,351	812,580	485,754
Net realized gain (loss)	779,384	1,623,305	(5,136)	83,569	(25,540)	147,676

Realized gains (losses)	779,384	1,623,305	148,560	186,920	787,040	633,430

Unrealized appreciation (depreciation) during the period	(2,538,332)	(1,824,061)	(212,433)	(151,083)	(1,090,056)	(445,910)

Net increase (decrease) in contract owners’ equity from operations	(1,173,425)	517,291	(26,307)	78,907	(63,017)	480,536

Changes from principal transactions:
Purchase payments	3,743,943	3,684,115	24,526	20,096	650,670	1,578,370
Transfers between sub-accounts and the company	312,214	(1,022,104)	57,968	(83,860)	(219,159)	48,489
Transfers on general account policy loans	(1,296,638)	(713,782)	22	(233)	(976,857)	(413,242)
Withdrawals	(764,071)	(1,512,184)	(7,193)	(44,665)	(40,266)	(494,416)
Annual contract fee	(954,488)	(980,954)	(110,180)	(102,154)	(320,136)	(321,530)

Net increase (decrease) in contract owners’ equity from principal transactions	1,040,960	(544,909)	(34,857)	(210,816)	(905,748)	397,671

Total increase (decrease) in contract owners’ equity	(132,465)	(27,618)	(61,164)	(131,909)	(968,765)	878,207
Contract owners’ equity at beginning of period	24,905,735	24,933,353	1,868,983	2,000,892	10,014,996	9,136,789

Contract owners’ equity at end of period	$24,773,270	$24,905,735	$1,807,819	$1,868,983	$9,046,231	$10,014,996

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,382,122	1,415,209	57,869	64,888	579,654	555,212
Units issued	304,264	424,426	16,352	25,139	50,304	148,844
Units redeemed	(246,113)	(457,513)	(17,691)	(32,158)	(101,820)	(124,402)

Units, end of period	1,440,273	1,382,122	56,530	57,869	528,138	579,654

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation (a)		M Large Cap Growth (a)		Mid Cap Index Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$—	$263	$69,906	$54,262
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	(28,930)	(28,657)

Net investment income (loss)	—	—	—	263	40,976	25,605

Realized gains (losses) on investments:
Capital gain distributions received	37,784	27,084	1	76,197	544,533	325,588
Net realized gain (loss)	2,236	5,263	87,029	17,304	263,340	425,210

Realized gains (losses)	40,020	32,347	87,030	93,501	807,873	750,798

Unrealized appreciation (depreciation) during the period	(67,613)	(5,706)	(46,512)	(43,917)	(1,075,497)	(298,724)

Net increase (decrease) in contract owners’ equity from operations	(27,593)	26,641	40,518	49,847	(226,648)	477,679

Changes from principal transactions:
Purchase payments	—	—	—	—	45,738	30,948
Transfers between sub-accounts and the company	80,949	44,473	(696,655)	134,288	1,059,700	264,756
Transfers on general account policy loans	—	—	—	—	(933)	174
Withdrawals	19	—	(416)	—	(63,053)	(129,497)
Annual contract fee	(9,443)	(6,048)	(4,626)	(13,111)	(148,231)	(141,867)

Net increase (decrease) in contract owners’ equity from principal transactions	71,525	38,425	(701,697)	121,177	893,221	24,514

Total increase (decrease) in contract owners’ equity	43,932	65,066	(661,179)	171,024	666,573	502,193
Contract owners’ equity at beginning of period	284,699	219,633	661,179	490,155	5,654,051	5,151,858

Contract owners’ equity at end of period	$328,631	$284,699	$—	$661,179	$6,320,624	$5,654,051

	2015	2014	2015	2014	2015	2014
Units, beginning of period	3,347	2,902	13,169	10,760	144,638	144,073
Units issued	899	681	—	3,643	81,766	54,308
Units redeemed	(111)	(236)	(13,169)	(1,234)	(61,247)	(53,743)

Units, end of period	4,135	3,347	—	13,169	165,157	144,638

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$270,727	$94,885	$—	$3,333	$—	$26,444
Expenses:
Mortality and expense risk and administrative charges	—	—	(12,705)	(12,775)	—	—

Net investment income (loss)	270,727	94,885	(12,705)	(9,442)	—	26,444

Realized gains (losses) on investments:
Capital gain distributions received	2,249,833	552,641	704,107	595,753	1,197,646	3,405,537
Net realized gain (loss)	(634,274)	492,361	63,249	376,982	251,723	(1,858,477)

Realized gains (losses)	1,615,559	1,045,002	767,356	972,735	1,449,369	1,547,060

Unrealized appreciation (depreciation) during the period	(3,953,548)	(332,346)	(686,594)	(729,433)	(1,263,628)	(875,129)

Net increase (decrease) in contract owners’ equity from operations	(2,067,262)	807,541	68,057	233,860	185,741	698,375

Changes from principal transactions:
Purchase payments	510,729	715,680	24,086	23,482	152,135	145,913
Transfers between sub-accounts and the company	17,180,743	311,290	397,335	(249,526)	(73,248)	(1,688,517)
Transfers on general account policy loans	(1,215,670)	(290,765)	765	(1,589)	(241,174)	(101,362)
Withdrawals	(350,592)	(1,343,194)	(79,037)	(97,026)	(105,996)	(551,043)
Annual contract fee	(439,649)	(290,932)	(90,145)	(100,708)	(133,900)	(204,579)

Net increase (decrease) in contract owners’ equity from principal transactions	15,685,561	(897,921)	253,004	(425,367)	(402,183)	(2,399,588)

Total increase (decrease) in contract owners’ equity	13,618,299	(90,380)	321,061	(191,507)	(216,442)	(1,701,213)
Contract owners’ equity at beginning of period	9,542,017	9,632,397	3,178,771	3,370,278	6,700,757	8,401,970

Contract owners’ equity at end of period	$23,160,316	$9,542,017	$3,499,832	$3,178,771	$6,484,315	$6,700,757

	2015	2014	2015	2014	2015	2014
Units, beginning of period	345,780	381,850	100,130	114,327	90,888	123,212
Units issued	877,478	96,265	19,166	40,992	94,975	218,928
Units redeemed	(362,101)	(132,335)	(12,189)	(55,189)	(100,505)	(251,252)

Units, end of period	861,157	345,780	107,107	100,130	85,358	90,888

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series I		Mid Value Trust Series NAV		Money Market Trust B Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$47,213	$42,846	$108,960	$108,292	$784	$—
Expenses:
Mortality and expense risk and administrative charges	(17,562)	(23,900)	—	—	—	—

Net investment income (loss)	29,651	18,946	108,960	108,292	784	—

Realized gains (losses) on investments:
Capital gain distributions received	759,936	565,701	1,661,417	944,094	165	775
Net realized gain (loss)	411,388	571,054	1,620,489	427,561	—	—

Realized gains (losses)	1,171,324	1,136,755	3,281,906	1,371,655	165	775

Unrealized appreciation (depreciation) during the period	(1,346,800)	(585,267)	(2,987,715)	(340,281)	(3)	(2)

Net increase (decrease) in contract owners’ equity from operations	(145,825)	570,434	403,151	1,139,666	946	773

Changes from principal transactions:
Purchase payments	8,078	9,029	569,020	271,477	11,545,887	16,710,956
Transfers between sub-accounts and the company	(1,567,565)	(219,782)	(11,799,890)	9,939,095	(5,327,791)	(27,443,169)
Transfers on general account policy loans	(5,533)	(84)	(146,930)	(52,855)	(4,012,465)	(3,051,770)
Withdrawals	(6,440)	(46,024)	(874,467)	(357,600)	(1,104,328)	(1,489,402)
Annual contract fee	(118,788)	(134,231)	(192,761)	(145,179)	(1,259,276)	(1,497,834)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,690,248)	(391,092)	(12,445,028)	9,654,938	(157,973)	(16,771,219)

Total increase (decrease) in contract owners’ equity	(1,836,073)	179,342	(12,041,877)	10,794,604	(157,027)	(16,770,446)
Contract owners’ equity at beginning of period	5,816,570	5,637,228	20,406,311	9,611,707	53,776,794	70,547,240

Contract owners’ equity at end of period	$3,980,497	$5,816,570	$8,364,434	$20,406,311	$53,619,767	$53,776,794

	2015	2014	2015	2014	2015	2014
Units, beginning of period	228,646	244,764	511,313	266,593	3,095,151	4,060,754
Units issued	77,664	92,026	183,734	301,725	2,921,149	2,706,170
Units redeemed	(143,913)	(108,144)	(478,086)	(57,005)	(2,930,254)	(3,671,773)

Units, end of period	162,397	228,646	216,961	511,313	3,086,046	3,095,151

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money Market Trust Series I		Natural Resources Trust Series I		Natural Resources Trust Series NAV
	2015	2014	2015	2014 (c)	2015	2014 (c)
Income:
Dividend distributions received	$—	$—	$—	$32,032	$—	$26,430
Expenses:
Mortality and expense risk and administrative charges	(123,357)	(108,771)	—	(13,470)	—	—

Net investment income (loss)	(123,357)	(108,771)	—	18,562	—	26,430

Realized gains (losses) on investments:
Capital gain distributions received	30	584	—	—	—	—
Net realized gain (loss)	—	—	—	(418,862)	—	(308,559)

Realized gains (losses)	30	584	—	(418,862)	—	(308,559)

Unrealized appreciation (depreciation) during the period	—	(1)	—	154,150	—	87,404

Net increase (decrease) in contract owners’ equity from operations	(123,327)	(108,188)	—	(246,150)	—	(194,725)

Changes from principal transactions:
Purchase payments	980,762	725,705	—	14,333	—	114,816
Transfers between sub-accounts and the company	1,219,618	966,357	—	(3,374,559)	—	(2,553,575)
Transfers on general account policy loans	6,579	(1,976)	—	—	—	6,417
Withdrawals	(64,158)	(84,411)	—	(41,164)	—	(120,167)
Annual contract fee	(835,449)	(708,311)	—	(93,389)	—	(60,272)

Net increase (decrease) in contract owners’ equity from principal transactions	1,307,352	897,364	—	(3,494,779)	—	(2,612,781)

Total increase (decrease) in contract owners’ equity	1,184,025	789,176	—	(3,740,929)	—	(2,807,506)
Contract owners’ equity at beginning of period	25,347,938	24,558,762	—	3,740,929	—	2,807,506

Contract owners’ equity at end of period	$26,531,963	$25,347,938	$—	$—	$—	$—

	2015	2014	2015	2014	2015	2014
Units, beginning of period	1,220,595	1,177,155	—	94,863	—	160,544
Units issued	1,157,088	998,613	—	30,441	—	16,817
Units redeemed	(1,091,476)	(955,173)	—	(125,304)	—	(177,361)

Units, end of period	1,286,207	1,220,595	—	—	—	—

(c)	Terminated as an investment option and funds transferred to Global Trust on November 10, 2014.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset (a)		Real Estate Securities Trust Series I		Real Estate Securities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$106,375	$177,232	$198,953	$170,909	$251,645	$209,665
Expenses:
Mortality and expense risk and administrative charges	(4,812)	(3,903)	(62,472)	(60,435)	—	—

Net investment income (loss)	101,563	173,329	136,481	110,474	251,645	209,665

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2	—	—	—
Net realized gain (loss)	(65,840)	6,644	574,267	328,159	1,160,311	435,111

Realized gains (losses)	(65,840)	6,644	574,269	328,159	1,160,311	435,111

Unrealized appreciation (depreciation) during the period	(384,498)	(183,799)	(518,763)	2,312,293	(1,065,167)	2,593,960

Net increase (decrease) in contract owners’ equity from operations	(348,775)	(3,826)	191,987	2,750,926	346,789	3,238,736

Changes from principal transactions:
Purchase payments	156,800	195,268	160,112	171,941	361,172	503,141
Transfers between sub-accounts and the company	(69,671)	249,188	(555,644)	703,346	(1,006,516)	1,079,190
Transfers on general account policy loans	(10,969)	(60,302)	(10,462)	114,743	(41,122)	(660)
Withdrawals	(141,782)	(6,526)	(667,281)	(531,994)	(465,664)	(980,833)
Annual contract fee	(132,117)	(125,699)	(476,673)	(485,226)	(207,084)	(183,336)

Net increase (decrease) in contract owners’ equity from principal transactions	(197,739)	251,929	(1,549,948)	(27,190)	(1,359,214)	417,502

Total increase (decrease) in contract owners’ equity	(546,514)	248,103	(1,357,961)	2,723,736	(1,012,425)	3,656,238
Contract owners’ equity at beginning of period	3,704,837	3,456,734	11,707,207	8,983,471	13,743,347	10,087,109

Contract owners’ equity at end of period	$3,158,323	$3,704,837	$10,349,246	$11,707,207	$12,730,922	$13,743,347

	2015	2014	2015	2014	2015	2014
Units, beginning of period	222,794	208,924	73,812	74,618	98,937	95,675
Units issued	31,911	46,484	11,401	12,743	37,128	29,532
Units redeemed	(46,592)	(32,614)	(21,502)	(13,549)	(46,913)	(26,270)

Units, end of period	208,113	222,794	63,711	73,812	89,152	98,937

(a)	Sub-account that invests in non-affiliated Trust.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Return Bond Trust Series I		Real Return Bond Trust Series NAV		Science & Technology Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$109,888	$79,826	$728,690	$382,623	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(9,031)	(12,222)	—	—	(34,143)	(34,218)

Net investment income (loss)	100,857	67,604	728,690	382,623	(34,143)	(34,218)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	1,389,946	219,286
Net realized gain (loss)	(68,710)	(111,254)	(874,633)	(273,645)	920,112	1,091,058

Realized gains (losses)	(68,710)	(111,254)	(874,633)	(273,645)	2,310,058	1,310,344

Unrealized appreciation (depreciation) during the period	(85,099)	166,596	(178,958)	464,827	(1,798,397)	(439,775)

Net increase (decrease) in contract owners’ equity from operations	(52,952)	122,946	(324,901)	573,805	477,518	836,351

Changes from principal transactions:
Purchase payments	15,712	11,716	596,471	729,997	47,224	39,674
Transfers between sub-accounts and the company	(758,406)	(799,741)	(1,006,872)	16,417	315,863	78,250
Transfers on general account policy loans	(86)	—	(91,662)	(28,660)	87,258	70,590
Withdrawals	(113,615)	(11,388)	(1,163,039)	(188,555)	(97,413)	(49,357)
Annual contract fee	(68,400)	(88,210)	(171,839)	(181,699)	(249,004)	(233,759)

Net increase (decrease) in contract owners’ equity from principal transactions	(924,795)	(887,623)	(1,836,941)	347,500	103,928	(94,602)

Total increase (decrease) in contract owners’ equity	(977,747)	(764,677)	(2,161,842)	921,305	581,446	741,749
Contract owners’ equity at beginning of period	2,433,390	3,198,067	11,876,727	10,955,422	8,264,943	7,523,194

Contract owners’ equity at end of period	$1,455,643	$2,433,390	$9,714,885	$11,876,727	$8,846,389	$8,264,943

	2015	2014	2015	2014	2015	2014
Units, beginning of period	118,175	162,304	795,107	769,254	273,549	286,461
Units issued	144,322	83,232	304,505	250,654	84,925	106,826
Units redeemed	(189,224)	(127,361)	(429,563)	(224,801)	(87,345)	(119,738)

Units, end of period	73,273	118,175	670,049	795,107	271,129	273,549

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series NAV		Short Term Government Income Trust Series I		Short Term Government Income Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$29,910	$45,609	$31,467	$33,349
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,634)	(9,748)	—	—

Net investment income (loss)	—	—	20,276	35,861	31,467	33,349

Realized gains (losses) on investments:
Capital gain distributions received	365,991	58,180	—	—	—	—
Net realized gain (loss)	232,460	455,027	(16,210)	(43,172)	(28,958)	(19,224)

Realized gains (losses)	598,451	513,207	(16,210)	(43,172)	(28,958)	(19,224)

Unrealized appreciation (depreciation) during the period	(457,036)	(283,512)	(3,184)	18,738	4,123	6,125

Net increase (decrease) in contract owners’ equity from operations	141,415	229,695	882	11,427	6,632	20,250

Changes from principal transactions:
Purchase payments	199,293	184,330	14,708	16,263	25,162	75,403
Transfers between sub-accounts and the company	403,655	363,810	(30,196)	281,468	422,324	(241,017)
Transfers on general account policy loans	(35,373)	3,841	69	1,230	(2,771)	(67)
Withdrawals	(562,709)	(782,313)	(33,272)	(12,839)	(437,712)	(67,000)
Annual contract fee	(75,106)	(54,601)	(74,441)	(75,951)	(33,364)	(37,393)

Net increase (decrease) in contract owners’ equity from principal transactions	(70,240)	(284,933)	(123,132)	210,171	(26,361)	(270,074)

Total increase (decrease) in contract owners’ equity	71,175	(55,238)	(122,250)	221,598	(19,729)	(249,824)
Contract owners’ equity at beginning of period	2,267,934	2,323,172	1,684,090	1,462,492	1,430,185	1,680,009

Contract owners’ equity at end of period	$2,339,109	$2,267,934	$1,561,840	$1,684,090	$1,410,456	$1,430,185

	2015	2014	2015	2014	2015	2014
Units, beginning of period	84,429	97,688	162,685	142,145	134,293	159,638
Units issued	38,968	39,945	117,785	146,619	83,190	42,447
Units redeemed	(41,843)	(53,204)	(129,880)	(126,079)	(85,955)	(67,792)

Units, end of period	81,554	84,429	150,590	162,685	131,528	134,293

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Growth Trust Series I		Small Cap Growth Trust Series NAV		Small Cap Index Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$—	$—	$—	$—	$62,504	$51,024
Expenses:
Mortality and expense risk and administrative charges	(5,750)	(6,699)	—	—	(24,919)	(24,589)

Net investment income (loss)	(5,750)	(6,699)	—	—	37,585	26,435

Realized gains (losses) on investments:
Capital gain distributions received	198,491	171,489	1,601,803	1,402,775	494,855	340,753
Net realized gain (loss)	15,674	125,138	(316,816)	653,224	257,130	279,437

Realized gains (losses)	214,165	296,627	1,284,987	2,055,999	751,985	620,190

Unrealized appreciation (depreciation) during the period	(310,082)	(215,325)	(1,969,622)	(1,400,629)	(1,063,494)	(413,117)

Net increase (decrease) in contract owners’ equity from operations	(101,667)	74,603	(684,635)	655,370	(273,924)	233,508

Changes from principal transactions:
Purchase payments	2,957	5,313	98,654	229,907	24,316	21,554
Transfers between sub-accounts and the company	181,956	(457,583)	(119,370)	186,108	533,303	225,239
Transfers on general account policy loans	(16,972)	(308)	(26,440)	(1,632)	(291)	—
Withdrawals	(1,508)	(13,415)	(557,673)	(589,501)	(17,409)	(5,477)
Annual contract fee	(47,227)	(45,580)	(137,720)	(132,773)	(87,697)	(84,745)

Net increase (decrease) in contract owners’ equity from principal transactions	119,206	(511,573)	(742,549)	(307,891)	452,222	156,571

Total increase (decrease) in contract owners’ equity	17,539	(436,970)	(1,427,184)	347,479	178,298	390,079
Contract owners’ equity at beginning of period	1,100,361	1,537,331	9,611,290	9,263,811	5,649,121	5,259,042

Contract owners’ equity at end of period	$1,117,900	$1,100,361	$8,184,106	$9,611,290	$5,827,419	$5,649,121

	2015	2014	2015	2014	2015	2014
Units, beginning of period	41,085	61,397	293,216	304,103	185,766	180,560
Units issued	10,895	17,732	138,704	96,238	86,667	47,647
Units redeemed	(5,968)	(38,044)	(158,200)	(107,125)	(72,105)	(42,441)

Units, end of period	46,012	41,085	273,720	293,216	200,328	185,766

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$64,888	$55,466	$11,114	$7,685	$503	$253
Expenses:
Mortality and expense risk and administrative charges	—	—	(90,896)	(97,542)	—	—

Net investment income (loss)	64,888	55,466	(79,782)	(89,857)	503	253

Realized gains (losses) on investments:
Capital gain distributions received	496,231	361,488	535,798	(3)	15,674	—
Net realized gain (loss)	291,936	300,782	63,788	128,311	(1,747)	33,925

Realized gains (losses)	788,167	662,270	599,586	128,308	13,927	33,925

Unrealized appreciation (depreciation) during the period	(1,159,836)	(495,651)	(1,351,240)	223,102	(40,003)	(24,638)

Net increase (decrease) in contract owners’ equity from operations	(306,781)	222,085	(831,436)	261,553	(25,573)	9,540

Changes from principal transactions:
Purchase payments	297,626	421,346	443,431	468,327	148,869	35,590
Transfers between sub-accounts and the company	555,174	(69,765)	(208,609)	(186,395)	(126,813)	103,542
Transfers on general account policy loans	(657,432)	(193,551)	55,633	99,104	(3,890)	(2)
Withdrawals	(266,840)	(770,857)	(709,896)	(868,482)	(4,835)	(81,506)
Annual contract fee	(208,650)	(174,367)	(911,505)	(948,948)	(22,635)	(18,443)

Net increase (decrease) in contract owners’ equity from principal transactions	(280,122)	(787,194)	(1,330,946)	(1,436,394)	(9,304)	39,181

Total increase (decrease) in contract owners’ equity	(586,903)	(565,109)	(2,162,382)	(1,174,841)	(34,877)	48,721
Contract owners’ equity at beginning of period	5,961,751	6,526,860	15,811,294	16,986,135	321,029	272,308

Contract owners’ equity at end of period	$5,374,848	$5,961,751	$13,648,912	$15,811,294	$286,152	$321,029

	2015	2014	2015	2014	2015	2014
Units, beginning of period	229,643	263,242	429,728	470,162	16,522	14,354
Units issued	88,386	62,540	5,066	30,337	8,212	8,833
Units redeemed	(101,029)	(96,139)	(41,195)	(70,771)	(9,213)	(6,665)

Units, end of period	217,000	229,643	393,599	429,728	15,521	16,522

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series I		Small Cap Value Trust Series NAV		Small Company Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$3,870	$5,877	$44,996	$63,147	$42,553	$1,618
Expenses:
Mortality and expense risk and administrative charges	(4,734)	(5,642)	—	—	(13,852)	(20,939)

Net investment income (loss)	(864)	235	44,996	63,147	28,701	(19,321)

Realized gains (losses) on investments:
Capital gain distributions received	125,900	119,656	1,366,926	1,152,298	428,293	118,913
Net realized gain (loss)	1,001	124,383	160,871	716,703	522,577	776,820

Realized gains (losses)	126,901	244,039	1,527,797	1,869,001	950,870	895,733

Unrealized appreciation (depreciation) during the period	(163,225)	(174,310)	(1,762,807)	(1,321,882)	(1,202,696)	(893,976)

Net increase (decrease) in contract owners’ equity from operations	(37,188)	69,964	(190,014)	610,266	(223,125)	(17,564)

Changes from principal transactions:
Purchase payments	1,300	678	175,120	165,487	11,940	15,916
Transfers between sub-accounts and the company	(26,344)	(206,865)	(530,775)	(2,246,718)	(1,944,496)	(347,979)
Transfers on general account policy loans	—	—	(211,023)	(71,607)	(232)	(430)
Withdrawals	(1,697)	(312)	(66,410)	(519,508)	(20,582)	(109,980)
Annual contract fee	(33,689)	(40,707)	(163,515)	(165,406)	(102,543)	(134,981)

Net increase (decrease) in contract owners’ equity from principal transactions	(60,430)	(247,206)	(796,603)	(2,837,752)	(2,055,913)	(577,454)

Total increase (decrease) in contract owners’ equity	(97,618)	(177,242)	(986,617)	(2,227,486)	(2,279,038)	(595,018)
Contract owners’ equity at beginning of period	888,050	1,065,292	8,868,217	11,095,703	5,332,408	5,927,426

Contract owners’ equity at end of period	$790,432	$888,050	$7,881,600	$8,868,217	$3,053,370	$5,332,408

	2015	2014	2015	2014	2015	2014
Units, beginning of period	37,291	47,600	128,165	171,983	166,559	185,558
Units issued	44,555	22,169	32,683	17,069	26,417	60,676
Units redeemed	(48,194)	(32,478)	(45,427)	(60,887)	(91,655)	(79,675)

Units, end of period	33,652	37,291	115,421	128,165	101,321	166,559

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$7,239	$774	$64,994	$83,589	$90,963	$138,369
Expenses:
Mortality and expense risk and administrative charges	—	—	(9,237)	(9,912)	—	—

Net investment income (loss)	7,239	774	55,757	73,677	90,963	138,369

Realized gains (losses) on investments:
Capital gain distributions received	73,700	28,514	—	3	—	—
Net realized gain (loss)	107,240	110,739	1,090	9,224	(11,047)	24,792

Realized gains (losses)	180,940	139,253	1,090	9,227	(11,047)	24,792

Unrealized appreciation (depreciation) during the period	(229,289)	(141,248)	(49,829)	9,734	(29,457)	16,781

Net increase (decrease) in contract owners’ equity from operations	(41,110)	(1,221)	7,018	92,638	50,459	179,942

Changes from principal transactions:
Purchase payments	173,760	98,031	16,669	16,405	312,179	297,078
Transfers between sub-accounts and the company	(706,913)	127,186	890,702	(120,724)	(248,069)	612,135
Transfers on general account policy loans	(27,027)	(3,722)	41	(96)	(214,973)	(103,776)
Withdrawals	(302,596)	(34,992)	(35,303)	(16,523)	(143,188)	(676,202)
Annual contract fee	(33,549)	(34,814)	(100,401)	(103,049)	(121,661)	(90,894)

Net increase (decrease) in contract owners’ equity from principal transactions	(896,325)	151,689	771,708	(223,987)	(415,712)	38,341

Total increase (decrease) in contract owners’ equity	(937,435)	150,468	778,726	(131,349)	(365,253)	218,283
Contract owners’ equity at beginning of period	1,391,555	1,241,087	1,845,517	1,976,866	3,827,550	3,609,267

Contract owners’ equity at end of period	$454,120	$1,391,555	$2,624,243	$1,845,517	$3,462,297	$3,827,550

	2015	2014	2015	2014	2015	2014
Units, beginning of period	60,990	54,470	75,032	84,454	199,884	198,151
Units issued	14,172	24,233	68,115	40,171	40,198	68,809
Units redeemed	(54,098)	(17,713)	(38,212)	(49,593)	(61,541)	(67,076)

Units, end of period	21,064	60,990	104,935	75,032	178,541	199,884

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Trust B Series NAV		Total Return Trust Series I		Total Return Trust Series NAV
	2015	2014	2015 (d)	2014	2015 (d)	2014
Income:
Dividend distributions received	$499,249	$541,519	$1,147,747	$393,042	$3,170,383	$902,977
Expenses:
Mortality and expense risk and administrative charges	—	—	(13,050)	(44,326)	—	—

Net investment income (loss)	499,249	541,519	1,134,697	348,716	3,170,383	902,977

Realized gains (losses) on investments:
Capital gain distributions received	—	—	522,437	—	1,443,110	—
Net realized gain (loss)	30,337	(368,132)	(1,666,503)	(79,576)	(5,144,838)	(446,104)

Realized gains (losses)	30,337	(368,132)	(1,144,066)	(79,576)	(3,701,728)	(446,104)

Unrealized appreciation (depreciation) during the period	(500,412)	705,637	256,396	200,889	1,014,815	718,322

Net increase (decrease) in contract owners’ equity from operations	29,174	879,024	247,027	470,029	483,470	1,175,195

Changes from principal transactions:
Purchase payments	1,023,825	1,145,713	9,630	106,974	1,275,500	2,297,010
Transfers between sub-accounts and the company	(432,600)	2,104,360	(13,529,247)	3,790,574	(28,942,073)	1,631,996
Transfers on general account policy loans	9,831	6,635	(17,599)	7,568	(385,416)	(236,787)
Withdrawals	(469,960)	(483,811)	(10,157)	714	(292,437)	(477,350)
Annual contract fee	(248,907)	(232,717)	(99,703)	(325,407)	(168,112)	(490,475)

Net increase (decrease) in contract owners’ equity from principal transactions	(117,811)	2,540,180	(13,647,076)	3,580,423	(28,512,538)	2,724,394

Total increase (decrease) in contract owners’ equity	(88,637)	3,419,204	(13,400,049)	4,050,452	(28,029,068)	3,899,589
Contract owners’ equity at beginning of period	16,376,223	12,957,019	13,400,049	9,349,597	28,029,068	24,129,479

Contract owners’ equity at end of period	$16,287,586	$16,376,223	$—	$13,400,049	$—	$28,029,068

	2015	2014	2015	2014	2015	2014
Units, beginning of period	693,208	581,698	475,980	347,788	1,554,096	1,401,145
Units issued	582,637	592,035	56,183	306,116	116,351	632,285
Units redeemed	(588,474)	(480,525)	(532,163)	(177,924)	(1,670,447)	(479,334)

Units, end of period	687,371	693,208	—	475,980	—	1,554,096

(d)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series NAV		U.S. Equity Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$71,820	$34,436	$23,608	$18,319	$29,857	$19,817
Expenses:
Mortality and expense risk and administrative charges	(14,757)	(12,038)	—	—	(6,275)	(6,879)

Net investment income (loss)	57,063	22,398	23,608	18,319	23,582	12,938

Realized gains (losses) on investments:
Capital gain distributions received	90,697	45,207	48,570	22,911	(1)	—
Net realized gain (loss)	476,589	34,764	24,658	91,059	21,416	98,353

Realized gains (losses)	567,286	79,971	73,228	113,970	21,415	98,353

Unrealized appreciation (depreciation) during the period	(509,074)	198,205	(110,302)	34,333	(41,195)	47,143

Net increase (decrease) in contract owners’ equity from operations	115,275	300,574	(13,466)	166,622	3,802	158,434

Changes from principal transactions:
Purchase payments	1,785	1,206	268,049	215,398	25,426	28,978
Transfers between sub-accounts and the company	3,116,036	951,261	93,998	625,306	195,974	(111,025)
Transfers on general account policy loans	—	—	(21,296)	(158,615)	62,141	64,541
Withdrawals	(384)	(11,337)	(55,974)	(57,916)	(503)	(90,744)
Annual contract fee	(36,231)	(19,326)	(117,942)	(99,069)	(74,337)	(85,571)

Net increase (decrease) in contract owners’ equity from principal transactions	3,081,206	921,804	166,835	525,104	208,701	(193,821)

Total increase (decrease) in contract owners’ equity	3,196,481	1,222,378	153,369	691,726	212,503	(35,387)
Contract owners’ equity at beginning of period	2,980,160	1,757,782	1,552,966	861,240	1,343,040	1,378,427

Contract owners’ equity at end of period	$6,176,641	$2,980,160	$1,706,335	$1,552,966	$1,555,543	$1,343,040

	2015	2014	2015	2014	2015	2014
Units, beginning of period	133,517	87,511	19,481	12,042	92,865	105,444
Units issued	237,571	50,734	4,660	12,439	20,213	42,779
Units redeemed	(96,619)	(4,728)	(2,623)	(5,000)	(5,682)	(55,358)

Units, end of period	274,469	133,517	21,518	19,481	107,396	92,865

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	U.S. Equity Trust Series NAV		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series NAV
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$44,755	$37,448	$118	$354	$12,968	$9,665
Expenses:
Mortality and expense risk and administrative charges	—	—	(59)	(143)	—	—

Net investment income (loss)	44,755	37,448	59	211	12,968	9,665

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	279,410	101,914	(6)	(489)	(8,107)	(2,664)

Realized gains (losses)	279,410	101,914	(6)	(489)	(8,107)	(2,664)

Unrealized appreciation (depreciation) during the period	(312,252)	100,780	(116)	138	(4,930)	(7,799)

Net increase (decrease) in contract owners’ equity from operations	11,913	240,142	(63)	(140)	(69)	(798)

Changes from principal transactions:
Purchase payments	74,358	87,594	114	322	508,925	61,401
Transfers between sub-accounts and the company	(672,321)	207,209	—	15,554	18,927	477,420
Transfers on general account policy loans	(108,723)	(51,108)	—	—	—	—
Withdrawals	(85,125)	(63,704)	—	(22,810)	2	(5,369)
Annual contract fee	(59,609)	(45,713)	(318)	(1,463)	(11,434)	(13,814)

Net increase (decrease) in contract owners’ equity from principal transactions	(851,420)	134,278	(204)	(8,397)	516,420	519,638

Total increase (decrease) in contract owners’ equity	(839,507)	374,420	(267)	(8,537)	516,351	518,840
Contract owners’ equity at beginning of period	3,020,558	2,646,138	9,125	17,662	736,071	217,231

Contract owners’ equity at end of period	$2,181,051	$3,020,558	$8,858	$9,125	$1,252,422	$736,071

	2015	2014	2015	2014	2015	2014
Units, beginning of period	206,068	200,517	931	1,793	73,092	21,577
Units issued	20,628	47,457	9	1,636	117,321	70,117
Units redeemed	(78,677)	(41,906)	(30)	(2,498)	(66,064)	(18,602)

Units, end of period	148,019	206,068	910	931	124,349	73,092

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Utilities Trust Series I		Utilities Trust Series NAV		Value Trust Series I
	2015	2014	2015	2014	2015	2014
Income:
Dividend distributions received	$44,428	$64,745	$137,037	$130,407	$13,360	$11,955
Expenses:
Mortality and expense risk and administrative charges	(8,192)	(11,542)	—	—	(15,458)	(14,897)

Net investment income (loss)	36,236	53,203	137,037	130,407	(2,098)	(2,942)

Realized gains (losses) on investments:
Capital gain distributions received	138,180	81,072	417,272	146,192	323,267	240,417
Net realized gain (loss)	222,125	164,895	(666,233)	135,613	69,401	259,724

Realized gains (losses)	360,305	245,967	(248,961)	281,805	392,668	500,141

Unrealized appreciation (depreciation) during the period	(617,627)	(85,285)	(646,545)	12,128	(610,023)	(288,038)

Net increase (decrease) in contract owners’ equity from operations	(221,086)	213,885	(758,469)	424,340	(219,453)	209,161

Changes from principal transactions:
Purchase payments	5,770	4,331	355,939	893,322	49,820	34,487
Transfers between sub-accounts and the company	(680,554)	186,947	(2,040,602)	1,867,214	129,998	(139,197)
Transfers on general account policy loans	—	294	(230,014)	(80,728)	(288)	125
Withdrawals	(48,713)	(3,135)	(63,590)	(131,913)	(38,918)	(42,561)
Annual contract fee	(56,795)	(70,591)	(203,141)	(147,495)	(239,119)	(205,425)

Net increase (decrease) in contract owners’ equity from principal transactions	(780,292)	117,846	(2,181,408)	2,400,400	(98,507)	(352,571)

Total increase (decrease) in contract owners’ equity	(1,001,378)	331,731	(2,939,877)	2,824,740	(317,960)	(143,410)
Contract owners’ equity at beginning of period	2,201,188	1,869,457	4,484,351	1,659,611	2,527,117	2,670,527

Contract owners’ equity at end of period	$1,199,810	$2,201,188	$1,544,474	$4,484,351	$2,209,157	$2,527,117

	2015	2014	2015	2014	2015	2014
Units, beginning of period	63,595	60,473	150,086	62,610	48,637	55,655
Units issued	12,677	22,683	16,749	102,042	24,006	10,238
Units redeemed	(35,778)	(19,561)	(106,176)	(14,566)	(25,693)	(17,256)

Units, end of period	40,494	63,595	60,659	150,086	46,950	48,637

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Value Trust Series NAV
	2015	2014
Income:
Dividend distributions received	$9,318	$7,125
Expenses:
Mortality and expense risk and administrative charges	—	—

Net investment income (loss)	9,318	7,125

Realized gains (losses) on investments:
Capital gain distributions received	194,530	119,811
Net realized gain (loss)	61,657	85,466

Realized gains (losses)	256,187	205,277

Unrealized appreciation (depreciation) during the period	(403,757)	(95,614)

Net increase (decrease) in contract owners’ equity from operations	(138,252)	116,788

Changes from principal transactions:
Purchase payments	184,164	150,399
Transfers between sub-accounts and the company	113,782	23,672
Transfers on general account policy loans	(18,702)	(6,923)
Withdrawals	(52,048)	(5,115)
Annual contract fee	(45,477)	(41,660)

Net increase (decrease) in contract owners’ equity from principal transactions	181,719	120,373

Total increase (decrease) in contract owners’ equity	43,467	237,161
Contract owners’ equity at beginning of period	1,373,280	1,136,119

Contract owners’ equity at end of period	$1,416,747	$1,373,280

	2015	2014
Units, beginning of period	50,565	45,967
Units issued	14,103	12,307
Units redeemed	(7,435)	(7,709)

Units, end of period	57,233	50,565

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 106 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-Affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

Sub-accounts closed in 2015 are as follows:

Sub-accounts Closed	Effective Date
Total Return Trust Series I	04/27/2015
Total Return Trust Series NAV	04/27/2015

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset -based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the FY 2002 and onward remains open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2015, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2015. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$711,676,816	—	—	711,676,816

Total	$711,676,816	—	—	711,676,816

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2015 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund B Series NAV	$41,170,190	$38,918,221
Active Bond Trust Series I	508,670	505,635
Active Bond Trust Series NAV	222,961	123,065
All Cap Core Trust Series I	26,943	71,383
All Cap Core Trust Series NAV	176,816	92,215
Alpha Opportunities Trust Series I	8,022	2,587
Alpha Opportunities Trust Series NAV	578,923	511,347
American Asset Allocation Trust Series I	1,800,345	1,493,846
American Global Growth Trust Series I	5,723,275	5,480,961
American Growth Trust Series I	8,918,812	11,461,339
American Growth-Income Trust Series I	2,262,230	1,698,713
American International Trust Series I	5,705,190	6,662,340
American New World Trust Series I	2,051,022	1,729,014
Blue Chip Growth Trust Series I	3,786,956	1,288,886
Blue Chip Growth Trust Series NAV	20,616,590	8,473,647
Bond Trust Series I	6,119,868	854,982
Bond Trust Series NAV	149,778	92,313
Capital Appreciation Trust Series I	2,329,874	1,074,969
Capital Appreciation Trust Series NAV	848,839	266,463
Capital Appreciation Value Trust Series I	629,572	2,981,792
Capital Appreciation Value Trust Series NAV	130,028	17,343
Core Bond Trust Series I	16,223,604	4,935,926
Core Bond Trust Series NAV	34,584,062	11,773,167
Core Strategy Trust Series I	960,963	951,456
Core Strategy Trust Series NAV	362,090	211,510
Emerging Markets Value Trust Series I	7,064	83,332
Emerging Markets Value Trust Series NAV	375,832	373,531
Equity-Income Trust Series I	3,033,648	5,493,750
Equity-Income Trust Series NAV	16,217,044	15,909,437
Financial Industries Trust Series I	724,620	1,307,051
Financial Industries Trust Series NAV	813,301	686,158
Franklin Templeton Founding Allocation Trust Series I	5,300	5,699
Franklin Templeton Founding Allocation Trust Series NAV	41,890	111,829
Fundamental All Cap Core Trust Series I	161,352	27,568
Fundamental All Cap Core Trust Series NAV	421,476	105,192
Fundamental Large Cap Value Trust Series I	1,210,654	2,602,731
Fundamental Large Cap Value Trust Series NAV	3,581,459	3,109,634
Global Bond Trust Series I	2,023,182	3,270,107
Global Bond Trust Series NAV	2,149,287	2,718,226
Global Trust Series I	746,062	1,534,502
Global Trust Series NAV	344,262	382,211
Health Sciences Trust Series I	5,092,188	2,956,633
Health Sciences Trust Series NAV	3,752,415	3,056,902
High Yield Trust Series I	913,629	1,595,488
High Yield Trust Series NAV	1,610,144	2,820,949
International Core Trust Series I	1,250,610	1,297,327
International Core Trust Series NAV	589,924	477,695
International Equity Index Trust B Series I	1,863,905	1,297,183
International Equity Index Trust B Series NAV	3,957,569	3,565,754

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6. Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
International Growth Stock Trust Series I	$1,370,152	$75,361
International Growth Stock Trust Series NAV	2,366,002	1,781,857
International Small Company Trust Series I	374,218	807,442
International Small Company Trust Series NAV	96,330	251,303
International Value Trust Series I	1,961,365	1,505,141
International Value Trust Series NAV	893,230	947,201
Investment Quality Bond Trust Series I	2,538,394	2,613,053
Investment Quality Bond Trust Series NAV	400,137	359,568
Lifestyle Aggressive MVP Series I	213,955	917,554
Lifestyle Aggressive MVP Series NAV	2,237,385	2,473,962
Lifestyle Balanced MVP Series I	2,434,709	1,962,018
Lifestyle Balanced MVP Series NAV	5,287,132	4,941,998
Lifestyle Conservative MVP Series I	1,612,244	1,895,188
Lifestyle Conservative MVP Series NAV	2,073,755	2,731,764
Lifestyle Growth MVP Series I	1,535,464	1,030,356
Lifestyle Growth MVP Series NAV	6,040,976	4,414,492
Lifestyle Moderate MVP Series I	751,439	595,033
Lifestyle Moderate MVP Series NAV	1,933,734	1,786,904
M Capital Appreciation (a)	118,752	9,443
M Large Cap Growth (a)	1	701,697
Mid Cap Index Trust Series I	3,956,607	2,477,876
Mid Cap Index Trust Series NAV	27,998,852	9,792,731
Mid Cap Stock Trust Series I	1,353,415	409,011
Mid Cap Stock Trust Series NAV	8,711,289	7,915,826
Mid Value Trust Series I	2,838,194	3,738,854
Mid Value Trust Series NAV	9,225,664	19,900,313
Money Market Trust B Series NAV	50,738,631	50,895,658
Money Market Trust Series I	24,020,499	22,836,474
PIMCO All Asset (a)	687,239	783,415
Real Estate Securities Trust Series I	2,029,121	3,442,586
Real Estate Securities Trust Series NAV	5,295,540	6,403,111
Real Return Bond Trust Series I	3,120,818	3,944,756
Real Return Bond Trust Series NAV	5,285,288	6,393,539
Science & Technology Trust Series I	4,200,796	2,741,066
Science & Technology Trust Series NAV	1,456,658	1,160,907
Short Term Government Income Trust Series I	1,266,769	1,369,627
Short Term Government Income Trust Series NAV	927,184	922,079
Small Cap Growth Trust Series I	479,768	167,822
Small Cap Growth Trust Series NAV	6,042,554	5,183,299
Small Cap Index Trust Series I	3,236,994	2,252,333
Small Cap Index Trust Series NAV	2,875,791	2,594,796
Small Cap Opportunities Trust Series I	728,452	1,603,382
Small Cap Opportunities Trust Series NAV	181,047	174,173
Small Cap Value Trust Series I	1,244,174	1,179,567
Small Cap Value Trust Series NAV	3,708,529	3,093,208
Small Company Value Trust Series I	1,327,413	2,926,332
Small Company Value Trust Series NAV	402,283	1,217,669
Strategic Income Opportunities Trust Series I	1,801,288	973,823
Strategic Income Opportunities Trust Series NAV	875,204	1,199,950
Total Bond Market Trust B Series NAV	14,342,973	13,961,536
Total Return Trust Series I (b)	3,321,193	15,311,134
Total Return Trust Series NAV (b)	6,741,313	30,640,357

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
Total Stock Market Index Trust Series I	$5,458,548	$2,229,583
Total Stock Market Index Trust Series NAV	448,755	209,743
U.S. Equity Trust Series I	319,142	86,859
U.S. Equity Trust Series NAV	347,171	1,153,836
Ultra Short Term Bond Trust Series I	205	351
Ultra Short Term Bond Trust Series NAV	1,195,782	666,394
Utilities Trust Series I	639,926	1,245,801
Utilities Trust Series NAV	1,053,597	2,680,697
Value Trust Series I	1,528,469	1,305,808
Value Trust Series NAV	587,703	202,135

(a)	Sub-account that invests in non-affiliated Trust.

(b)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series NAV	2015	1,981	$43.20 to $25.06	$71,734	0.70% to 0.00%	1.79%	1.15% to 0.44%
	2014	1,978	26.70 to 24.48	70,166	0.90 to 0.00	1.74	13.43 to 12.41
	2013	1,787	37.65 to 22.15	55,400	0.70 to 0.00	1.83	32.03 to 31.11
	2012	1,599	28.52 to 16.90	38,999	0.70 to 0.00	1.07	15.80 to 14.99
	2011	1,391	24.63 to 14.50	29,724	0.70 to 0.00	1.93	1.87 to 0.95

Active Bond Trust Series I	2015	30	21.37 to 20.38	623	0.65 to 0.20	4.95	(0.03) to (0.49)
	2014	32	21.80 to 19.99	652	0.90 to 0.00	3.76	6.82 to 5.85
	2013	29	20.06 to 19.30	556	0.65 to 0.20	6.73	0.05 to (0.40)
	2012	28	20.05 to 19.38	544	0.65 to 0.20	4.45	9.49 to 8.99
	2011	52	18.56 to 17.48	927	0.65 to 0.00	4.54	5.81 to 4.87

Active Bond Trust Series NAV	2015	5	71.15 to 71.15	340	0.00 to 0.00	5.26	0.12 to 0.12
	2014	4	71.07 to 71.07	258	0.00 to 0.00	4.64	6.97 to 6.97
	2013	3	66.44 to 66.44	180	0.00 to 0.00	5.68	0.19 to 0.19
	2012	4	66.31 to 66.31	239	0.00 to 0.00	4.25	9.76 to 9.76
	2011	4	60.42 to 60.42	234	0.00 to 0.00	4.23	5.97 to 5.97

All Cap Core Trust Series I	2015	15	31.44 to 29.18	450	0.70 to 0.20	0.93	2.39 to 1.88
	2014	17	31.58 to 27.85	485	0.90 to 0.00	1.01	9.64 to 8.66
	2013	17	28.06 to 14.71	460	0.70 to 0.20	1.24	34.06 to 33.39
	2012	21	20.68 to 19.72	408	0.70 to 0.30	0.97	16.21 to 15.75
	2011	24	18.40 to 9.50	414	0.65 to 0.00	0.94	0.41 to (0.49)

All Cap Core Trust Series NAV	2015	77	20.76 to 20.76	1,594	0.00 to 0.00	1.02	2.64 to 2.64
	2014	73	20.23 to 20.23	1,485	0.00 to 0.00	1.01	9.68 to 9.68
	2013	58	18.44 to 18.44	1,064	0.00 to 0.00	1.33	34.44 to 34.44
	2012	59	13.72 to 13.72	813	0.00 to 0.00	1.24	16.62 to 16.62
	2011	21	11.76 to 11.76	244	0.00 to 0.00	1.09	0.40 to 0.40

Alpha Opportunities Trust Series I	2015	2	22.06 to 22.06	42	0.65 to 0.65	0.64	(0.65) to (0.65)
	2014	2	23.02 to 21.90	44	0.90 to 0.00	0.55	8.00 to 7.03
	2013	2	20.69 to 20.69	43	0.65 to 0.65	0.35	34.68 to 34.68
	2012	3	15.36 to 15.36	40	0.65 to 0.65	0.67	20.55 to 20.55
	2011	1	12.96 to 12.66	13	0.65 to 0.00	0.62	(8.14) to (8.96)

Alpha Opportunities Trust Series NAV	2015	14	24.36 to 24.36	331	0.00 to 0.00	0.68	(0.03) to (0.03)
	2014	19	24.37 to 24.37	451	0.00 to 0.00	0.94	8.12 to 8.12
	2013	2	22.54 to 22.54	45	0.00 to 0.00	1.01	35.58 to 35.58
	2012	1	16.63 to 16.63	19	0.00 to 0.00	0.76	21.38 to 21.38
	2011	1	13.70 to 13.70	11	0.00 to 0.00	0.35	(8.02) to (8.02)

American Asset Allocation Trust Series I	2015	598	15.38 to 14.57	8,795	0.70 to 0.00	2.04	1.06 to 0.35
	2014	638	15.22 to 14.33	9,330	0.90 to 0.00	1.40	5.05 to 4.10
	2013	698	14.49 to 13.92	9,769	0.70 to 0.00	1.05	23.30 to 22.44
	2012	756	11.75 to 11.37	8,631	0.70 to 0.00	1.43	15.77 to 14.95
	2011	978	10.15 to 9.82	9,709	0.65 to 0.00	1.40	0.91 to 0.01

American Global Growth Trust Series I	2015	27	15.66 to 15.14	427	0.65 to 0.00	1.58	6.64 to 5.94
	2014	20	14.68 to 14.14	294	0.90 to 0.00	1.03	1.97 to 1.05
	2013	14	14.40 to 14.11	204	0.65 to 0.00	0.83	28.63 to 27.80
	2012	34	11.19 to 11.04	380	0.65 to 0.00	0.50	22.12 to 21.33
	2011	38	9.17 to 9.07	344	0.65 to 0.00	1.06	10.05 to (9.24)

American Growth Trust Series I	2015	488	31.29 to 22.54	11,721	0.65 to 0.00	0.23	6.44 to 5.75
	2014	606	28.74 to 21.17	13,915	0.90 to 0.00	0.83	8.13 to 7.17
	2013	626	28.87 to 27.54	13,320	0.65 to 0.00	0.49	29.61 to 28.76
	2012	732	21.39 to 15.11	13,000	0.65 to 0.00	0.38	17.49 to 16.73
	2011	942	19.36 to 17.93	15,092	0.65 to 0.00	0.21	(4.63) to (5.48)

American Growth-Income Trust Series I	2015	469	27.62 to 20.19	11,818	0.70 to 0.00	1.32	1.11 to 0.41
	2014	502	26.88 to 19.97	12,621	0.90 to 0.00	0.93	10.25 to 9.27
	2013	507	26.48 to 25.12	11,631	0.70 to 0.00	0.97	33.02 to 32.09
	2012	545	19.02 to 13.62	9,568	0.70 to 0.00	1.22	17.16 to 16.33
	2011	647	17.35 to 16.08	10,081	0.65 to 0.00	1.15	(2.09) to (2.97)

American International Trust Series I	2015	849	28.24 to 17.40	15,951	0.65 to 0.00	1.13	(4.82) to (5.44)
	2014	886	29.02 to 18.28	17,920	0.90 to 0.00	1.07	(3.05) to (3.92)
	2013	878	32.50 to 31.01	18,331	0.65 to 0.00	0.99	21.20 to 20.41
	2012	887	25.75 to 15.55	16,146	0.65 to 0.00	0.99	17.50 to 16.73
	2011	1,290	23.31 to 21.60	22,460	0.65 to 0.00	1.28	15.11 to (14.30)

American New World Trust Series I	2015	130	15.47 to 14.81	1,995	0.65 to 0.00	1.67	(3.66) to (4.29)
	2014	128	16.05 to 15.26	2,025	0.90 to 0.00	1.21	(8.21) to (9.03)
	2013	33	17.49 to 16.97	570	0.65 to 0.00	1.14	10.89 to 10.17
	2012	46	15.77 to 15.40	715	0.65 to 0.00	0.72	17.37 to 16.60
	2011	37	13.44 to 13.12	493	0.65 to 0.00	1.48	15.10 to (14.30)

Blue Chip Growth Trust Series I	2015	174	52.74 to 48.92	8,641	0.70 to 0.20	0.00	10.84 to 10.29
	2014	154	48.93 to 43.14	6,900	0.90 to 0.00	0.00	9.07 to 8.09

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Blue Chip Growth Trust Series I	2013	165	$43.71 to $22.34	$6,783	0.70% to 0.20%	0.27%	41.05% to 40.34%
	2012	189	30.99 to 29.18	5,515	0.70 to 0.20	0.09	18.08 to 17.49
	2011	416	26.83 to 13.51	10,454	0.65 to 0.00	0.01	1.44 to 0.53

Blue Chip Growth Trust Series NAV	2015	345	135.88 to 135.88	46,931	0.00 to 0.00	0.00	11.13 to 11.13
	2014	310	122.28 to 122.28	37,958	0.00 to 0.00	0.00	9.11 to 9.11
	2013	258	112.07 to 112.07	28,909	0.00 to 0.00	0.35	41.43 to 41.43
	2012	209	79.24 to 79.24	16,560	0.00 to 0.00	0.14	18.39 to 18.39
	2011	215	66.93 to 66.93	14,394	0.00 to 0.00	0.01	1.45 to 1.45

Bond Trust Series I	2015	528	11.08 to 10.88	5,810	0.65 to 0.20	3.49	0.01 to (0.41)
	2014	69	11.16 to 10.84	764	0.90 to 0.00	3.08	5.53 to 4.57
	2013	47	10.52 to 10.42	496	0.65 to 0.20	3.09	(1.56) to (2.01)
	2012	41	10.69 to 10.63	434	0.65 to 0.20	2.83	6.10 to 5.64
	2011	122	10.08 to 10.06	1,232	0.65 to 0.00	14.34	0.78 to 0.62

Bond Trust Series NAV	2015	62	11.20 to 11.20	699	0.00 to 0.00	3.02	0.30 to 0.30
	2014	59	11.17 to 11.17	661	0.00 to 0.00	2.64	5.59 to 5.59
	2013	52	10.58 to 10.58	548	0.00 to 0.00	2.66	(1.32) to (1.32)
	2012	84	10.72 to 10.72	896	0.00 to 0.00	3.96	6.31 to 6.31
	2011	45	10.08 to 10.08	454	0.00 to 0.00	14.78	0.82 to 0.82

Capital Appreciation Trust Series I	2015	327	26.81 to 24.92	8,542	0.70 to 0.20	0.00	11.23 to 10.68
	2014	332	24.78 to 21.90	7,804	0.90 to 0.00	0.05	9.65 to 8.67
	2013	384	22.02 to 20.67	8,248	0.70 to 0.20	0.21	37.14 to 36.45
	2012	167	16.06 to 15.15	2,598	0.70 to 0.20	0.15	15.75 to 15.16
	2011	311	14.18 to 12.88	4,191	0.65 to 0.00	0.07	0.07 to (0.82)

Capital Appreciation Trust Series NAV	2015	65	27.11 to 27.11	1,756	0.00 to 0.00	0.03	11.47 to 11.47
	2014	54	24.32 to 24.32	1,316	0.00 to 0.00	0.09	9.68 to 9.68
	2013	49	22.17 to 22.17	1,087	0.00 to 0.00	0.24	37.50 to 37.50
	2012	54	16.13 to 16.13	873	0.00 to 0.00	0.22	16.03 to 16.03
	2011	41	13.90 to 13.90	571	0.00 to 0.00	0.12	0.11 to 0.11

Capital Appreciation Value Trust Series I	2015	18	17.92 to 17.52	321	0.65 to 0.35	0.39	4.92 to 4.60
	2014	180	17.48 to 16.46	3,068	0.90 to 0.00	1.95	12.22 to 11.22
	2013	34	15.27 to 15.02	511	0.65 to 0.35	1.45	21.88 to 21.53
	2012	27	12.53 to 12.36	339	0.65 to 0.35	1.41	14.19 to 13.86
	2011	39	11.12 to 10.75	430	0.65 to 0.00	1.25	3.13 to 2.21

Capital Appreciation Value Trust Series NAV	2015	14	18.46 to 18.46	263	0.00 to 0.00	1.40	5.27 to 5.27
	2014	10	17.54 to 17.54	170	0.00 to 0.00	1.68	12.38 to 12.38
	2013	7	15.60 to 15.60	106	0.00 to 0.00	1.91	22.29 to 22.29
	2012	3	12.76 to 12.76	45	0.00 to 0.00	1.63	14.77 to 14.77
	2011	0	11.12 to 11.12	3	0.00 to 0.00	0.12	3.09 to 3.09

Core Bond Trust Series I	2015	557	19.87 to 18.96	10,922	0.65 to 0.20	2.59	0.12 to (0.33)
	2014	1	20.25 to 18.56	14	0.90 to 0.00	2.89	5.93 to 4.98
	2013	1	18.78 to 18.07	14	0.65 to 0.20	1.60	(2.35) to (2.79)
	2012	1	19.23 to 18.59	26	0.65 to 0.20	0.87	6.25 to 5.78
	2011	25	18.35 to 17.28	447	0.65 to 0.00	10.22	8.32 to 7.35

Core Bond Trust Series NAV	2015	1,411	16.32 to 16.32	23,019	0.00 to 0.00	2.19	0.36 to 0.36
	2014	63	16.26 to 16.26	1,029	0.00 to 0.00	3.47	6.01 to 6.01
	2013	29	15.34 to 15.34	446	0.00 to 0.00	1.73	(2.12) to (2.12)
	2012	50	15.67 to 15.67	791	0.00 to 0.00	2.84	6.54 to 6.54
	2011	41	14.71 to 14.71	599	0.00 to 0.00	3.28	8.32 to 8.32

Core Strategy Trust Series I	2015	7	14.45 to 13.95	104	0.65 to 0.20	2.00	(0.30) to (0.76)
	2014	7	14.68 to 13.82	103	0.90 to 0.00	2.34	6.10 to 5.16
	2013	11	13.33 to 13.33	151	0.65 to 0.65	7.87	18.39 to 18.39
	2012	0	11.26 to 11.26	1	0.65 to 0.65	3.89	11.79 to 11.79
	2011	0	10.32 to 9.98	1	0.65 to 0.00	2.25	0.20 to (0.69)

Core Strategy Trust Series NAV	2015	186	14.73 to 14.73	2,740	0.00 to 0.00	2.24	(0.06) to (0.06)
	2014	187	14.73 to 14.73	2,755	0.00 to 0.00	3.64	6.14 to 6.14
	2013	17	13.88 to 13.88	241	0.00 to 0.00	3.06	19.29 to 19.29
	2012	3	11.64 to 11.64	30	0.00 to 0.00	3.18	12.58 to 12.58
	2011	2	10.34 to 10.34	18	0.00 to 0.00	1.65	0.19 to 0.19

Emerging Markets Value Trust Series I	2015	6	11.07 to 10.79	68	0.65 to 0.35	1.99	(19.36) to (19.60)
	2014	13	14.10 to 13.16	174	0.90 to 0.00	0.96	(5.50) to (6.35)
	2013	67	14.58 to 14.29	965	0.65 to 0.35	1.10	(3.55) to (3.84)
	2012	90	15.12 to 14.86	1,345	0.65 to 0.35	1.11	18.12 to 17.76
	2011	58	13.01 to 12.47	742	0.65 to 0.00	1.41	27.71 to (27.00)

Emerging Markets Value Trust Series NAV	2015	91	9.17 to 9.17	833	0.00 to 0.00	2.21	(19.05) to (19.05)
	2014	94	11.32 to 11.32	1,069	0.00 to 0.00	1.65	(5.37) to (5.37)
	2013	134	11.97 to 11.97	1,607	0.00 to 0.00	1.49	(3.18) to (3.18)
	2012	95	12.36 to 12.36	1,174	0.00 to 0.00	0.97	18.49 to 18.49
	2011	97	10.43 to 10.43	1,016	0.00 to 0.00	2.03	27.02 to (27.00)

Equity -Income Trust Series I	2015	240	40.24 to 37.33	9,307	0.70 to 0.20	1.68	(6.93) to (7.40)
	2014	330	44.46 to 39.20	13,816	0.90 to 0.00	1.98	7.47 to 6.51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Equity-Income Trust Series I	2013	301	$40.31 to $28.33	$11,703	0.70% to 0.20%	1.84%	29.78% to 29.14%
	2012	367	31.06 to 29.25	11,018	0.70 to 0.20	2.05	17.13 to 16.54
	2011	474	27.11 to 18.77	12,187	0.70 to 0.00	1.73	(0.81) to (1.70)

Equity -Income Trust Series NAV	2015	824	42.79 to 42.79	35,253	0.00 to 0.00	1.98	(6.66) to (6.66)
	2014	908	45.85 to 45.85	41,633	0.00 to 0.00	2.00	7.55 to 7.55
	2013	863	42.63 to 42.63	36,784	0.00 to 0.00	2.17	30.05 to 30.05
	2012	745	32.78 to 32.78	24,422	0.00 to 0.00	2.06	17.47 to 17.47
	2011	749	27.90 to 27.90	20,893	0.00 to 0.00	1.90	(0.76) to (0.76)

Financial Industries Trust Series I	2015	32	22.35 to 20.93	682	0.65 to 0.20	0.60	(2.84) to (3.27)
	2014	66	23.65 to 20.91	1,468	0.90 to 0.00	0.85	8.65 to 7.67
	2013	54	21.21 to 20.04	1,105	0.65 to 0.20	0.00	30.49 to 29.90
	2012	38	16.26 to 15.43	591	0.65 to 0.20	0.81	17.80 to 17.28
	2011	23	14.10 to 12.81	304	0.65 to 0.00	1.01	10.32 to (9.51)

Financial Industries Trust Series NAV	2015	14	27.73 to 27.73	379	0.00 to 0.00	1.02	(2.58) to (2.58)
	2014	15	28.46 to 28.46	421	0.00 to 0.00	0.68	8.64 to 8.64
	2013	17	26.20 to 26.20	449	0.00 to 0.00	0.72	30.86 to 30.86
	2012	16	20.02 to 20.02	322	0.00 to 0.00	0.64	18.03 to 18.03
	2011	22	16.96 to 16.96	370	0.00 to 0.00	2.01	(9.39) to (9.39)

Franklin Templeton Founding Allocation Trust Series I	2015	1	13.00 to 13.00	9	0.65 to 0.65	2.67	(6.41) to (6.41)
	2014	1	14.51 to 13.67	11	0.90 to 0.00	3.02	3.01 to 2.09
	2013	1	13.57 to 13.57	13	0.65 to 0.65	2.46	23.63 to 23.63
	2012	1	10.98 to 10.98	10	0.65 to 0.65	3.60	15.51 to 15.51
	2011	1	9.74 to 9.42	7	0.65 to 0.00	20.73	(1.41) to (2.28)

Franklin Templeton Founding Allocation Trust Series NAV	2015	10	13.71 to 13.71	138	0.00 to 0.00	1.96	(5.75) to (5.75)
	2014	15	14.55 to 14.55	224	0.00 to 0.00	3.49	3.06 to 3.06
	2013	14	14.12 to 14.12	192	0.00 to 0.00	2.63	24.51 to 24.51
	2012	12	11.34 to 11.34	137	0.00 to 0.00	2.48	16.33 to 16.33
	2011	29	9.75 to 9.75	285	0.00 to 0.00	1.72	(1.45) to (1.45)

Fundamental All Cap Core Trust Series I	2015	12	36.99 to 34.94	438	0.65 to 0.20	0.00	3.81 to 3.34
	2014	9	36.47 to 32.84	306	0.90 to 0.00	0.38	9.75 to 8.76
	2013	11	32.53 to 31.01	345	0.65 to 0.20	0.93	35.61 to 35.00
	2012	13	23.99 to 22.97	312	0.65 to 0.20	0.80	23.27 to 22.72
	2011	15	19.80 to 18.32	282	0.65 to 0.00	0.86	(2.08) to (2.95)

Fundamental All Cap Core Trust Series NAV	2015	58	22.55 to 22.55	1,309	0.00 to 0.00	0.00	4.09 to 4.09
	2014	47	21.66 to 21.66	1,009	0.00 to 0.00	0.48	9.81 to 9.81
	2013	39	19.73 to 19.73	778	0.00 to 0.00	1.10	35.87 to 35.87
	2012	38	14.52 to 14.52	545	0.00 to 0.00	0.90	23.67 to 23.67
	2011	30	11.74 to 11.74	347	0.00 to 0.00	1.22	(2.02) to (2.02)

Fundamental Large Cap Value Trust Series I	2015	217	27.40 to 25.85	5,781	0.70 to 0.20	0.97	(1.31) to (1.80)
	2014	270	28.36 to 25.76	7,281	0.90 to 0.00	1.21	10.61 to 9.62
	2013	109	25.15 to 24.08	2,672	0.65 to 0.20	0.12	32.15 to 31.56
	2012	0	19.03 to 18.30	3	0.65 to 0.20	5.59	24.17 to 23.61
	2011	0	15.56 to 14.52	0	0.65 to 0.00	1.01	1.75 to 0.83

Fundamental Large Cap Value Trust Series NAV	2015	191	19.75 to 19.75	3,773	0.00 to 0.00	1.03	(1.06) to (1.06)
	2014	168	19.96 to 19.96	3,363	0.00 to 0.00	0.84	10.66 to 10.66
	2013	116	18.04 to 18.04	2,091	0.00 to 0.00	1.11	32.46 to 32.46
	2012	23	13.62 to 13.62	307	0.00 to 0.00	4.85	24.48 to 24.48
	2011	18	10.94 to 10.94	198	0.00 to 0.00	1.15	1.90 to 1.90

Fundamental Value Trust Series I	2014	0	26.08 to 23.09	0	0.90 to 0.00	1.87	6.99 to 6.18
	2013	207	23.76 to 22.31	4,736	0.70 to 0.20	1.17	33.25 to 32.59
	2012	330	17.83 to 16.82	5,709	0.70 to 0.20	0.88	13.15 to 12.59
	2011	544	16.10 to 14.62	8,360	0.70 to 0.00	0.75	(3.78) to (4.64)

Fundamental Value Trust Series NAV	2014	0	18.67 to 18.67	0	0.00 to 0.00	0.64	7.01 to 7.01
	2013	167	17.45 to 17.45	2,913	0.00 to 0.00	1.22	33.62 to 33.62
	2012	302	13.06 to 13.06	3,948	0.00 to 0.00	0.73	13.40 to 13.40
	2011	256	11.52 to 11.52	2,950	0.00 to 0.00	0.88	(3.74) to (3.74)

Global Bond Trust Series I	2015	41	28.07 to 26.04	1,123	0.70 to 0.20	1.76	(3.70) to (4.17)
	2014	89	29.98 to 26.43	2,487	0.90 to 0.00	0.93	2.28 to 1.36
	2013	93	28.55 to 25.78	2,564	0.70 to 0.20	0.44	(5.61) to (6.07)
	2012	104	30.25 to 28.49	3,033	0.70 to 0.20	7.12	6.81 to 6.28
	2011	134	28.95 to 25.75	3,694	0.70 to 0.00	6.14	9.08 to 8.11

Global Bond Trust Series NAV	2015	201	29.73 to 29.73	5,977	0.00 to 0.00	2.49	(3.51) to (3.51)
	2014	225	30.81 to 30.81	6,936	0.00 to 0.00	1.08	2.42 to 2.42
	2013	220	30.08 to 30.08	6,618	0.00 to 0.00	0.46	(5.54) to (5.54)
	2012	415	31.84 to 31.84	13,208	0.00 to 0.00	7.03	7.15 to 7.15
	2011	463	29.72 to 29.72	13,749	0.00 to 0.00	6.84	9.08 to 9.08

Global Trust Series I	2015	83	28.30 to 26.25	2,224	0.70 to 0.20	1.81	(6.61) to (7.08)
	2014	113	31.16 to 27.47	3,234	0.90 to 0.00	3.40	(2.60) to (3.47)
	2013	60	31.17 to 22.63	1,755	0.70 to 0.20	1.65	30.82 to 30.17
	2012	70	23.83 to 22.44	1,571	0.70 to 0.20	2.25	21.50 to 20.89

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Global Trust Series I	2011	55	$20.05 to $14.34	$1,036	0.65% to 0.00%	1.36%	(6.00)% to (6.84)%

Global Trust Series NAV	2015	123	16.17 to 16.17	1,989	0.00 to 0.00	1.96	(6.33) to (6.33)
	2014	128	17.26 to 17.26	2,209	0.00 to 0.00	4.54	(2.51) to (2.51)
	2013	39	17.70 to 17.70	690	0.00 to 0.00	0.02	31.04 to 0.01
	2012	30	13.51 to 13.51	412	0.00 to 0.00	2.63	21.82 to 21.82
	2011	16	11.09 to 11.09	179	0.00 to 0.00	2.15	(5.96) to (5.96)

Health Sciences Trust Series I	2015	110	75.57 to 70.74	8,069	0.65 to 0.20	0.00	12.47 to 11.97
	2014	100	69.05 to 61.05	6,505	0.90 to 0.00	0.00	31.83 to 30.65
	2013	99	51.07 to 48.24	4,849	0.65 to 0.20	0.00	50.77 to 50.10
	2012	104	33.87 to 32.14	3,410	0.65 to 0.20	0.00	31.69 to 31.09
	2011	111	26.28 to 23.87	2,758	0.65 to 0.00	0.00	10.57 to 9.58

Health Sciences Trust Series NAV	2015	81	60.67 to 60.67	4,921	0.00 to 0.00	0.00	12.76 to 12.76
	2014	83	53.81 to 53.81	4,454	0.00 to 0.00	0.00	31.85 to 31.85
	2013	85	40.81 to 40.81	3,462	0.00 to 0.00	0.00	51.24 to 51.24
	2012	72	26.99 to 26.99	1,947	0.00 to 0.00	0.00	31.93 to 31.93
	2011	55	20.45 to 20.45	1,135	0.00 to 0.00	0.00	10.66 to 10.66

High Yield Trust Series I	2015	102	27.81 to 25.81	2,758	0.70 to 0.20	7.30	(8.51) to (8.96)
	2014	134	31.25 to 27.57	3,941	0.90 to 0.00	6.42	0.12 to (0.78)
	2013	162	30.42 to 24.48	4,768	0.70 to 0.20	6.93	8.30 to 7.78
	2012	148	28.09 to 26.46	4,002	0.70 to 0.20	7.52	18.77 to 18.15
	2011	205	24.17 to 19.17	4,701	0.65 to 0.00	7.86	0.90 to (0.01)

High Yield Trust Series NAV	2015	117	19.36 to 19.36	2,264	0.00 to 0.00	6.07	(8.38) to (8.38)
	2014	185	21.14 to 21.14	3,920	0.00 to 0.00	7.74	0.00 to 0.00
	2013	117	21.14 to 21.14	2,471	0.00 to 0.00	6.37	8.68 to 8.68
	2012	122	19.45 to 19.45	2,370	0.00 to 0.00	8.40	19.07 to 19.07
	2011	95	16.33 to 16.33	1,550	0.00 to 0.00	8.02	1.14 to 1.14

International Core Trust Series I	2015	129	19.21 to 17.83	2,389	0.70 to 0.20	2.81	(5.64) to (6.11)
	2014	134	20.94 to 18.46	2,613	0.90 to 0.00	3.43	(6.70) to (7.53)
	2013	144	21.86 to 17.02	3,011	0.70 to 0.20	3.00	24.74 to 24.12
	2012	142	17.53 to 16.51	2,379	0.70 to 0.20	2.68	14.82 to 14.24
	2011	199	15.61 to 11.97	2,920	0.65 to 0.00	2.37	10.38 to (9.57)

International Core Trust Series NAV	2015	29	15.21 to 15.21	437	0.00 to 0.00	3.21	(5.32) to (5.32)
	2014	24	16.07 to 16.07	390	0.00 to 0.00	3.38	(6.76) to (6.76)
	2013	24	17.23 to 17.23	408	0.65 to 0.00	3.04	25.13 to 25.13
	2012	16	13.77 to 13.77	215	0.00 to 0.00	3.23	15.16 to 15.16
	2011	14	11.96 to 11.96	167	0.00 to 0.00	2.07	(9.55) to (9.55)

International Equity Index Trust B Series I	2015	420	10.83 to 10.68	4,525	0.65 to 0.20	2.54	(6.11) to (6.53)
	2014	382	11.58 to 11.36	4,392	0.90 to 0.00	3.21	(4.61) to (5.47)
	2013	341	12.12 to 12.05	4,122	0.65 to 0.20	2.68	14.32 to 13.81
	2012	327	10.60 to 10.59	3,460	0.65 to 0.20	6.74	5.98 to 5.91

International Equity Index Trust B Series NAV	2015	276	42.78 to 42.78	11,819	0.00 to 0.00	2.45	(5.80) to (5.80)
	2014	274	45.42 to 45.42	12,445	0.00 to 0.00	3.02	(4.57) to (4.57)
	2013	314	47.59 to 47.59	14,937	0.00 to 0.00	2.55	14.54 to 14.54
	2012	349	41.55 to 41.55	14,502	0.00 to 0.00	1.26	17.76 to 17.76
	2011	248	35.28 to 35.28	8,758	0.00 to 0.00	3.62	13.99 to (13.90)

International Growth Stock Trust Series I	2015	131	12.06 to 11.89	1,579	0.65 to 0.20	3.18	(2.46) to (2.90)
	2014	32	12.42 to 12.18	390	0.90 to 0.00	2.16	0.20 to (0.70)
	2013	48	12.37 to 12.30	590	0.65 to 0.20	1.19	18.86 to 18.33
	2012	43	10.40 to 10.40	445	0.65 to 0.20	4.22	4.04 to 3.96

International Growth Stock Trust Series NAV	2015	696	12.16 to 12.16	8,457	0.00 to 0.00	1.83	(2.23) to (2.23)
	2014	664	12.43 to 12.43	8,259	0.00 to 0.00	1.93	0.19 to 0.19
	2013	645	12.41 to 12.41	8,003	0.00 to 0.00	1.27	19.18 to 19.18
	2012	504	10.41 to 10.41	5,245	0.00 to 0.00	4.39	4.12 to 4.12

International Small Company Trust Series I	2015	40	14.91 to 14.46	587	0.70 to 0.20	1.51	6.32 to 5.80
	2014	70	14.17 to 13.53	964	0.90 to 0.00	1.38	(6.89) to (7.73)
	2013	71	15.09 to 14.78	1,051	0.70 to 0.20	1.77	26.10 to 25.46
	2012	87	11.97 to 11.78	1,025	0.70 to 0.20	1.18	18.95 to 18.36
	2011	203	10.10 to 9.91	2,031	0.65 to 0.00	1.69	(16.23) to (16.97)

International Small Company Trust Series NAV	2015	66	15.14 to 15.14	1,004	0.00 to 0.00	1.77	6.68 to 6.68
	2014	78	14.19 to 14.19	1,103	0.00 to 0.00	1.44	(6.85) to (6.85)
	2013	69	15.23 to 15.23	1,048	0.00 to 0.00	1.92	26.30 to 26.30
	2012	69	12.06 to 12.06	837	0.00 to 0.00	1.27	19.23 to 19.23
	2011	61	10.12 to 10.12	614	0.00 to 0.00	1.93	(16.18) to (16.18)

International Value Trust Series I	2015	174	21.19 to 19.66	3,623	0.70 to 0.20	1.92	(7.99) to (8.45)
	2014	159	23.69 to 20.88	3,565	0.90 to 0.00	2.80	(12.51) to (13.29)
	2013	161	26.38 to 24.72	4,125	0.70 to 0.20	1.58	25.90 to 25.27
	2012	231	20.95 to 19.73	4,726	0.70 to 0.20	2.67	19.14 to 18.54
	2011	336	17.98 to 16.28	5,800	0.65 to 0.00	2.18	(12.85) to (13.63)

International Value Trust Series NAV	2015	288	14.25 to 14.25	4,105	0.00 to 0.00	1.96	(7.72) to (7.72)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Value Trust Series NAV	2014	297	$15.44 to $15.44	$4,589	0.00% to 0.00%	2.99%	(12.47)% to (12.47)%
	2013	320	17.64 to 17.64	5,653	0.00 to 0.00	1.94	26.21 to 26.21
	2012	330	13.98 to 13.98	4,617	0.00 to 0.00	2.78	19.36 to 19.36
	2011	320	11.71 to 11.71	3,750	0.00 to 0.00	2.37	(12.80) to (12.80)

Investment Quality Bond Trust Series I	2015	156	31.82 to 29.52	4,775	0.70 to 0.20	1.85	(1.02) to (1.51)
	2014	169	33.07 to 29.15	5,210	0.90 to 0.00	3.35	5.48 to 4.53
	2013	126	30.54 to 25.37	3,680	0.70 to 0.20	3.74	(2.11) to (2.60)
	2012	142	31.20 to 29.38	4,236	0.70 to 0.20	1.98	7.36 to 6.83
	2011	223	29.71 to 24.31	6,242	0.07 to 0.00	4.35	8.07 to 7.10

Investment Quality Bond Trust Series NAV	2015	44	15.87 to 15.87	691	0.00 to 0.00	1.94	(0.68) to (0.68)
	2014	44	15.98 to 15.98	697	0.00 to 0.00	3.30	5.54 to 5.54
	2013	29	15.14 to 15.14	433	0.00 to 0.00	4.03	(1.88) to (1.88)
	2012	42	15.43 to 15.43	644	0.00 to 0.00	2.33	7.66 to 7.66
	2011	35	14.33 to 14.33	507	0.00 to 0.00	3.65	8.06 to 8.06

Lifestyle Aggressive MVP Series I	2015	40	27.78 to 25.98	1,050	0.65 to 0.20	1.41	(6.04) to (6.46)
	2014	66	30.41 to 26.82	1,847	0.90 to 0.00	1.98	1.40 to 0.49
	2013	109	29.22 to 22.23	3,043	0.65 to 0.20	2.43	26.47 to 25.90
	2012	99	23.11 to 21.90	2,179	0.65 to 0.20	1.68	16.38 to 15.85
	2011	228	20.30 to 15.21	4,345	0.65 to 0.00	1.70	(6.50) to (7.34)

Lifestyle Aggressive MVP Series NAV	2015	366	17.59 to 17.59	6,434	0.00 to 0.00	2.05	(5.79) to (5.79)
	2014	384	18.67 to 18.67	7,176	0.00 to 0.00	3.07	1.54 to 1.54
	2013	364	18.39 to 18.39	6,699	0.00 to 0.00	2.64	26.77 to 26.77
	2012	400	14.51 to 14.51	5,797	0.00 to 0.00	1.53	16.67 to 16.67
	2011	593	12.43 to 12.43	7,378	0.00 to 0.00	1.94	(6.46) to (6.46)

Lifestyle Balanced MVP Series I	2015	147	32.74 to 30.60	4,491	0.65 to 0.20	2.84	(2.45) to (2.88)
	2014	142	34.52 to 30.43	4,473	0.90 to 0.00	1.67	4.29 to 3.35
	2013	266	32.24 to 24.30	8,189	0.65 to 0.20	2.44	12.56 to 12.05
	2012	316	28.64 to 27.14	8,676	0.65 to 0.20	2.13	11.64 to 11.14
	2011	524	26.23 to 19.47	12,908	0.65 to 0.00	3.34	0.62 to (0.28)

Lifestyle Balanced MVP Series NAV	2015	880	17.18 to 17.18	15,117	0.00 to 0.00	2.49	(2.20) to (2.20)
	2014	942	17.57 to 17.57	16,551	0.00 to 0.00	2.70	4.25 to 4.25
	2013	1,161	16.85 to 16.85	19,568	0.00 to 0.00	2.92	12.89 to 12.89
	2012	1,146	14.93 to 14.93	17,102	0.00 to 0.00	2.41	11.90 to 11.90
	2011	1,347	13.34 to 13.34	17,965	0.00 to 0.00	3.98	0.67 to 0.67

Lifestyle Conservative MVP Series I	2015	58	33.25 to 31.08	1,842	0.65 to 0.20	2.54	(0.15) to (0.61)
	2014	72	34.24 to 30.19	2,267	0.90 to 0.00	1.72	5.02 to 4.08
	2013	200	31.77 to 24.68	6,115	0.65 to 0.20	3.51	3.67 to 3.21
	2012	220	30.65 to 29.03	6,465	0.65 to 0.20	3.82	8.29 to 7.81
	2011	117	28.92 to 22.14	3,191	0.65 to 0.00	4.60	4.23 to 3.30

Lifestyle Conservative MVP Series NAV	2015	277	16.43 to 16.43	4,546	0.00 to 0.00	2.71	0.18 to 0.18
	2014	338	16.40 to 16.40	5,549	0.00 to 0.00	2.76	4.98 to 4.98
	2013	483	15.62 to 15.62	7,550	0.00 to 0.00	3.45	3.99 to 3.99
	2012	520	15.02 to 15.02	7,808	0.00 to 0.00	3.53	8.55 to 8.55
	2011	361	13.84 to 13.84	4,994	0.00 to 0.00	5.32	4.27 to 4.27

Lifestyle Growth MVP Series I	2015	127	30.41 to 28.41	3,612	0.65 to 0.20	2.66	(4.72) to (5.15)
	2014	110	32.82 to 28.93	3,336	0.90 to 0.00	1.94	2.16 to 1.25
	2013	187	31.30 to 23.02	5,587	0.65 to 0.20	2.42	19.10 to 18.57
	2012	194	26.28 to 24.89	4,884	0.65 to 0.20	1.75	13.64 to 13.13
	2011	394	23.64 to 17.13	8,774	0.65 to 0.00	2.88	(1.60) to (2.48)

Lifestyle Growth MVP Series NAV	2015	1,440	17.20 to 17.20	24,773	0.00 to 0.00	2.29	(4.55) to (4.55)
	2014	1,382	18.02 to 18.02	24,906	0.00 to 0.00	2.72	2.28 to 2.28
	2013	1,415	17.62 to 17.62	24,933	0.00 to 0.00	2.67	19.38 to 19.38
	2012	1,397	14.76 to 14.76	20,618	0.00 to 0.00	2.02	13.91 to 13.91
	2011	1,482	12.96 to 12.96	19,198	0.00 to 0.00	3.15	(1.55) to (1.55)

Lifestyle Moderate MVP Series I	2015	57	33.71 to 31.51	1,808	0.65 to 0.20	2.58	(1.11) to (1.56)
	2014	58	35.06 to 30.90	1,869	0.90 to 0.00	2.75	4.94 to 4.00
	2013	65	32.55 to 24.57	2,001	0.65 to 0.20	2.95	10.00 to 9.51
	2012	81	29.59 to 28.04	2,278	0.65 to 0.20	2.68	10.44 to 9.94
	2011	102	27.39 to 20.37	2,616	0.65 to 0.00	2.88	2.33 to 1.42

Lifestyle Moderate MVP Series NAV	2015	528	17.13 to 17.13	9,046	0.00 to 0.00	2.49	(0.86) to (0.86)
	2014	580	17.27 to 17.27	10,015	0.00 to 0.00	2.97	4.99 to 4.99
	2013	555	16.45 to 16.45	9,137	0.00 to 0.00	2.84	10.26 to 10.26
	2012	585	14.92 to 14.92	8,729	0.00 to 0.00	2.90	10.70 to 10.70
	2011	496	13.48 to 13.48	6,680	0.00 to 0.00	4.71	2.38 to 2.38

M Capital Appreciation(e)	2015	4	79.47 to 79.47	329	0.00 to 0.00	0.00	(6.58) to (6.58)
	2014	3	85.07 to 85.07	285	0.00 to 0.00	0.00	12.42 to 12.42
	2013	3	75.67 to 75.67	220	0.00 to 0.00	0.00	39.20 to 39.20
	2012	2	54.36 to 54.36	117	0.00 to 0.00	0.61	17.43 to 17.43

M International Equity (e)	2015	0	31.74 to 31.74	0	0.00 to 0.00	0.00	(3.94) to (3.94)
	2014	0	33.05 to 33.05	0	0.00 to 0.00	0.00	(7.06) to (7.06)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
M International Equity (e)	2013	0	$35.56 to $35.56	$0	0.00% to 0.00%	0.00	16.32% to 16.32%
	2012	0	30.57 to 30.57	0	0.00 to 0.00	0.00	20.68 to 20.68

M Large Cap Growth(e)	2015	0	54.08 to 54.08	0	0.00 to 0.00	0.00	7.70 to 7.70
	2014	13	50.21 to 50.21	661	0.00 to 0.00	0.05	10.21 to 10.21
	2013	11	45.56 to 45.56	490	0.00 to 0.00	0.61	36.15 to 36.15
	2012	9	33.46 to 33.46	309	0.00 to 0.00	0.06	19.31 to 19.31

Mid Cap Index Trust Series I	2015	165	39.61 to 36.74	6,321	0.70 to 0.20	1.13	(2.79) to (3.27)
	2014	145	41.90 to 36.95	5,654	0.90 to 0.00	0.98	9.34 to 8.36
	2013	144	37.34 to 34.99	5,152	0.70 to 0.20	1.02	32.76 to 32.10
	2012	195	28.13 to 26.48	5,322	0.70 to 0.20	1.25	17.25 to 16.66
	2011	382	24.52 to 22.21	8,990	0.65 to 0.00	56.00	(2.25) to (3.13)

Mid Cap Index Trust Series NAV	2015	861	26.89 to 26.89	23,160	0.00 to 0.00	1.35	(2.54) to (2.54)
	2014	346	27.60 to 27.60	9,542	0.00 to 0.00	1.01	9.40 to 9.40
	2013	382	25.23 to 25.23	9,632	0.00 to 0.00	1.18	33.09 to 33.09
	2012	360	18.95 to 18.95	6,824	0.00 to 0.00	1.54	17.54 to 17.54
	2011	313	16.13 to 16.13	5,051	0.00 to 0.00	0.81	(2.14) to (2.14)

Mid Cap Stock Trust Series I	2015	107	33.49 to 31.06	3,500	0.70 to 0.20	0.00	2.79 to 2.28
	2014	100	33.50 to 29.53	3,179	0.90 to 0.00	0.10	8.02 to 7.05
	2013	114	30.49 to 28.32	3,370	0.70 to 0.20	0.04	36.55 to 35.86
	2012	116	22.13 to 20.84	2,515	0.70 to 0.20	0.00	21.97 to 21.35
	2011	251	18.55 to 16.80	4,452	0.70 to 0.20	0.00	(9.20) to (10.01)

Mid Cap Stock Trust Series NAV	2015	85	75.96 to 75.96	6,484	0.00 to 0.00	0.00	3.04 to 3.04
	2014	91	73.72 to 73.72	6,701	0.00 to 0.00	0.20	8.11 to 8.11
	2013	123	68.19 to 68.19	8,402	0.00 to 0.00	0.07	36.84 to 36.84
	2012	121	49.83 to 49.83	6,027	0.00 to 0.00	0.00	22.34 to 22.34
	2011	120	40.73 to 40.73	4,908	0.00 to 0.00	0.00	(9.16) to (9.16)

Mid Value Trust Series I	2015	162	24.76 to 24.03	3,980	0.65 to 0.20	0.96	(3.62) to (4.06)
	2014	229	25.98 to 24.69	5,817	0.90 to 0.00	0.74	10.60 to 9.62
	2013	245	23.27 to 22.79	5,637	0.65 to 0.20	1.13	31.13 to 30.55
	2012	220	17.75 to 17.46	3,867	0.65 to 0.20	0.85	19.29 to 18.75
	2011	266	14.96 to 14.60	3,937	0.65 to 0.00	0.69	(4.93) to (5.77)

Mid Value Trust Series NAV	2015	217	38.55 to 38.55	8,364	0.00 to 0.00	0.78	(3.41) to (3.41)
	2014	511	39.91 to 39.91	20,406	0.00 to 0.00	0.99	10.70 to 10.70
	2013	267	36.05 to 36.05	9,612	0.00 to 0.00	1.13	31.47 to 31.47
	2012	270	27.42 to 27.42	7,391	0.00 to 0.00	0.92	19.54 to 19.54
	2011	265	22.94 to 22.94	6,074	0.00 to 0.00	0.75	(4.80) to (4.80)

Money Market Trust B Series NAV	2015	3,086	17.37 to 17.37	53,620	0.00 to 0.00	0.00	0.00 to 0.00
	2014	3,095	17.37 to 17.37	53,777	0.00 to 0.00	0.00	0.00 to 0.00
	2013	4,061	17.37 to 17.37	70,547	0.00 to 0.00	0.01	0.01 to 0.01
	2012	3,405	17.37 to 17.37	59,154	0.00 to 0.00	0.04	0.03 to 0.03
	2011	2,900	17.36 to 17.36	50,355	0.00 to 0.00	0.00	0.08 to 0.08

Money Market Trust Series I	2015	1,286	21.64 to 20.05	26,532	0.70 to 0.20	0.00	(0.19) to (0.72)
	2014	1,221	22.29 to 19.65	25,348	0.90 to 0.00	0.00	0.00 to (0.92)
	2013	1,177	21.72 to 14.99	24,559	0.70 to 0.20	0.00	(0.18) to (0.71)
	2012	3,865	21.76 to 20.49	82,145	0.70 to 0.20	0.00	(0.18) to (0.70)
	2011	1,293	22.28 to 15.15	27,375	0.70 to 0.00	0.00	0.07 to (0.82)

Natural Resources Trust Series I	2014	0	38.15 to 34.40	0	0.90 to 0.00	1.06	(7.78) to (8.48)
	2013	95	40.50 to 38.60	3,741	0.65 to 0.20	0.63	2.76 to 2.30
	2012	84	39.41 to 37.73	3,204	0.65 to 0.20	0.73	0.32 to (0.13)
	2011	125	39.97 to 36.98	4,794	0.65 to 0.00	0.45	(20.29) to (21.00)

Natural Resources Trust Series NAV	2014	0	16.13 to 16.13	0	0.00 to 0.00	1.25	(7.74) to (7.74)
	2013	161	17.49 to 17.49	2,808	0.00 to 0.00	0.69	3.07 to 3.07
	2012	150	16.97 to 16.97	2,546	0.00 to 0.00	0.89	0.58 to 0.58
	2011	130	16.87 to 16.87	2,194	0.00 to 0.00	0.61	(20.27) to (20.27)

PIMCO All Asset(e)	2015	208	18.79 to 14.37	3,158	0.65 to 0.00	2.98	(9.31) to (9.90)
	2014	223	20.32 to 15.84	3,705	0.90 to 0.00	5.08	0.23 to (0.66)
	2013	209	21.88 to 20.95	3,457	0.65 to 0.00	4.57	(0.10) to (0.75)
	2012	157	21.11 to 15.82	2,642	0.65 to 0.00	4.87	14.65 to 13.90
	2011	120	19.48 to 18.18	1,776	0.65 to 0.00	6.34	1.66 to 0.75

Real Estate Securities Trust Series I	2015	64	172.90 to 160.39	10,349	0.70 to 0.20	1.83	2.47 to 1.96
	2014	74	173.52 to 152.98	11,707	0.90 to 0.00	1.68	31.73 to 30.55
	2013	75	128.34 to 48.06	8,983	0.70 to 0.20	1.73	(0.30) to (0.80)
	2012	93	128.73 to 121.22	11,298	0.70 to 0.20	1.66	17.02 to 16.44
	2011	120	112.45 to 41.48	12,391	0.65 to 0.00	1.38	9.46 to 8.49

Real Estate Securities Trust Series NAV	2015	89	142.80 to 142.80	12,731	0.00 to 0.00	1.90	2.80 to 2.80
	2014	99	138.91 to 138.91	13,743	0.00 to 0.00	1.75	31.75 to 31.75
	2013	96	105.43 to 105.43	10,087	0.00 to 0.00	2.00	(0.05) to (0.05)
	2012	93	105.48 to 105.48	9,784	0.00 to 0.00	1.82	17.33 to 17.33
	2011	86	89.90 to 89.90	7,765	0.00 to 0.00	1.53	9.58 to 9.58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Real Return Bond Trust Series I	2015	73	$20.50 to $19.36	$1,456	0.65% to 0.20%	5.42%	(3.14)% to (3.58)%
	2014	118	21.67 to 19.51	2,433	0.90 to 0.00	3.02	4.76 to 3.82
	2013	162	20.25 to 19.29	3,198	0.65 to 0.20	2.17	(9.46) to (9.87)
	2012	234	22.36 to 21.41	5,091	0.65 to 0.20	1.74	8.64 to 8.15
	2011	267	20.95 to 19.38	5,369	0.65 to 0.00	4.40	12.02 to 11.03

Real Return Bond Trust Series NAV	2015	670	14.50 to 14.50	9,715	0.00 to 0.00	6.19	(2.94) to (2.94)
	2014	795	14.94 to 14.94	11,877	0.00 to 0.00	3.11	4.88 to 4.88
	2013	769	14.24 to 14.24	10,955	0.00 to 0.00	2.63	(9.25) to (9.25)
	2012	727	15.69 to 15.69	11,415	0.00 to 0.00	1.83	8.86 to 8.86
	2011	621	14.41 to 14.41	8,946	0.00 to 0.00	4.19	12.14 to 12.14

Science & Technology Trust Series I	2015	271	34.25 to 31.78	8,846	0.70 to 0.20	0.00	6.47 to 5.94
	2014	274	33.10 to 29.18	8,265	0.90 to 0.00	0.00	12.90 to 11.88
	2013	286	28.56 to 10.37	7,523	0.70 to 0.20	0.00	43.24 to 42.53
	2012	292	19.94 to 18.77	5,407	0.70 to 0.20	0.00	10.23 to 9.67
	2011	373	18.49 to 6.61	6,303	0.70 to 0.20	0.00	(7.75) to (8.57)

Science & Technology Trust Series NAV	2015	82	28.68 to 28.68	2,339	0.00 to 0.00	0.00	6.78 to 6.78
	2014	84	26.86 to 26.86	2,268	0.00 to 0.00	0.00	12.95 to 12.95
	2013	98	23.78 to 23.78	2,323	0.00 to 0.00	0.00	43.55 to 43.55
	2012	79	16.57 to 16.57	1,302	0.00 to 0.00	0.00	10.54 to 10.54
	2011	73	14.99 to 14.99	1,089	0.00 to 0.00	0.00	(7.72) to (7.72)

Short Term Government Income Trust Series I	2015	151	10.55 to 10.27	1,562	0.70 to 0.20	1.66	0.41 to (0.06)
	2014	163	10.62 to 10.17	1,684	0.90 to 0.00	2.62	1.15 to 0.19
	2013	142	10.42 to 10.24	1,462	0.70 to 0.20	1.08	(1.09) to (1.56)
	2012	205	10.53 to 10.40	2,145	0.70 to 0.20	1.61	0.96 to 0.50
	2011	241	10.47 to 10.31	2,503	0.65 to 0.00	2.31	2.77 to 1.83

Short Term Government Income Trust Series NAV	2015	132	10.72 to 10.72	1,410	0.00 to 0.00	2.13	0.69 to 0.69
	2014	134	10.65 to 10.65	1,430	0.00 to 0.00	2.08	1.19 to 1.19
	2013	160	10.52 to 10.52	1,680	0.00 to 0.00	1.77	(0.74) to (0.74)
	2012	227	10.60 to 10.60	2,409	0.00 to 0.00	1.96	1.18 to 1.18
	2011	71	10.48 to 10.48	748	0.00 to 0.00	1.39	2.83 to 2.83

Small Cap Growth Trust Series I	2015	46	24.83 to 24.05	1,118	0.65 to 0.20	0.00	(9.03) to (9.44)
	2014	41	27.64 to 26.15	1,100	0.90 to 0.00	0.00	7.57 to 6.61
	2013	61	25.43 to 24.85	1,537	0.65 to 0.20	0.00	43.80 to 43.15
	2012	64	17.68 to 17.36	1,121	0.65 to 0.20	0.00	16.24 to 15.71
	2011	70	15.31 to 14.88	1,057	0.65 to 0.00	0.00	(6.81) to (7.65)

Small Cap Growth Trust Series NAV	2015	274	29.90 to 29.90	8,184	0.00 to 0.00	0.00	(8.78) to (8.78)
	2014	293	32.78 to 32.78	9,611	0.00 to 0.00	0.00	7.60 to 7.60
	2013	304	30.46 to 30.46	9,264	0.00 to 0.00	0.00	44.22 to 44.22
	2012	244	21.12 to 21.12	5,161	0.00 to 0.00	0.00	16.53 to 16.53
	2011	239	18.13 to 18.13	4,325	0.00 to 0.00	0.00	(6.80) to (6.80)

Small Cap Index Trust Series I	2015	200	29.99 to 27.82	5,827	0.70 to 0.20	1.06	(4.77) to (5.24)
	2014	186	32.38 to 28.55	5,649	0.90 to 0.00	0.95	4.59 to 3.65
	2013	181	30.17 to 28.26	5,259	0.70 to 0.20	1.52	38.35 to 37.65
	2012	265	21.81 to 20.53	5,572	0.70 to 0.20	1.96	15.87 to 15.29
	2011	122	19.23 to 17.43	2,235	0.70 to 0.00	1.13	(4.50) to (5.36)

Small Cap Index Trust Series NAV	2015	217	24.77 to 24.77	5,375	0.00 to 0.00	1.09	(4.59) to (4.59)
	2014	230	25.96 to 25.96	5,962	0.00 to 0.00	0.93	4.71 to 4.71
	2013	263	24.79 to 24.79	6,527	0.00 to 0.00	1.53	38.75 to 38.75
	2012	283	17.87 to 17.87	5,056	0.00 to 0.00	2.17	16.06 to 16.06
	2011	201	15.40 to 15.40	3,097	0.00 to 0.00	1.32	(4.37) to (4.37)

Small Cap Opportunities Trust Series I	2015	394	36.49 to 34.24	13,649	0.70 to 0.20	0.07	(5.35) to (5.83)
	2014	430	39.46 to 35.53	15,811	0.90 to 0.00	0.05	2.39 to 1.47
	2013	470	37.73 to 35.77	16,986	0.70 to 0.20	0.27	39.88 to 39.18
	2012	17	26.97 to 25.70	437	0.70 to 0.20	0.00	16.61 to 16.02
	2011	33	23.54 to 21.77	735	0.70 to 0.00	0.09	(3.16) to (4.03)

Small Cap Opportunities Trust Series NAV	2015	16	18.44 to 18.44	286	0.00 to 0.00	0.14	(5.12) to (5.12)
	2014	17	19.43 to 19.43	321	0.00 to 0.00	0.08	2.42 to 2.42
	2013	14	18.97 to 18.97	272	0.00 to 0.00	0.74	40.28 to 40.28
	2012	10	13.52 to 13.52	131	0.00 to 0.00	0.00	16.88 to 16.88
	2011	11	11.57 to 11.57	130	0.00 to 0.00	0.12	(3.13) to (3.13)

Small Cap Value Trust Series I	2015	34	24.11 to 23.24	790	0.65 to 0.20	0.38	(1.56) to (2.00)
	2014	37	24.84 to 23.29	888	0.90 to 0.00	0.57	7.18 to 6.22
	2013	48	22.89 to 22.04	1,065	0.65 to 0.20	0.51	33.06 to 32.45
	2012	53	17.21 to 16.81	891	0.65 to 0.20	0.87	15.47 to 14.94
	2011	32	15.03 to 14.47	462	0.65 to 0.00	0.80	1.04 to 0.14

Small Cap Value Trust Series NAV	2015	115	68.28 to 68.28	7,882	0.00 to 0.00	0.50	(1.31) to (1.31)
	2014	128	69.19 to 69.19	8,868	0.00 to 0.00	0.63	7.25 to 7.25
	2013	172	64.51 to 64.51	11,096	0.00 to 0.00	0.62	33.33 to 33.33
	2012	162	48.39 to 48.39	7,815	0.00 to 0.00	0.91	15.78 to 15.78
	2011	167	41.79 to 41.79	6,963	0.00 to 0.00	0.90	1.15 to 1.15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Company Value Trust Series I	2015		101	$30.86 to $28.63	$3,053	0.70% to 0.20%	1.09%	(5.79)% to (6.26)%
	2014		167	33.69 to 29.70	5,332	0.90 to 0.00	0.03	0.11 to (0.79)
	2013		186	46.36 to 30.72	5,927	0.70 to 0.20	1.76	31.35 to 30.70
	2012		191	24.96 to 23.51	4,661	0.70 to 0.20	0.25	16.06 to 15.48
	2011		292	30.62 to 19.92	6,156	0.65 to 0.20	0.54	(0.93) to (1.82)

Small Company Value Trust Series NAV	2015		21	21.56 to 21.56	454	0.00 to 0.00	0.75	(5.51) to (5.51)
	2014		61	22.81 to 22.81	1,392	0.00 to 0.00	0.06	0.14 to 0.14
	2013		54	22.78 to 22.78	1,241	0.00 to 0.00	1.77	31.68 to 31.68
	2012		75	17.30 to 17.30	1,303	0.00 to 0.00	0.25	16.41 to 16.41
	2011		69	14.86 to 14.86	1,029	0.00 to 0.00	0.64	(0.94) to (0.94)

Strategic Income Opportunities Trust Series I	2015		105	25.55 to 24.23	2,624	0.65 to 0.20	2.91	1.02 to 0.56
	2014		75	25.83 to 23.47	1,846	0.90 to 0.00	4.00	5.06 to 4.12
	2013		84	24.12 to 23.08	1,977	0.65 to 0.20	6.34	3.63 to 3.15
	2012		61	23.27 to 22.38	1,367	0.65 to 0.20	6.72	12.64 to 12.12
	2011		108	20.98 to 19.59	2,168	0.65 to 0.00	9.78	2.03 to 1.11

Strategic Income Opportunities Trust Series NAV	2015		179	19.39 to 19.39	3,462	0.00 to 0.00	2.41	1.27 to 1.27
	2014		200	19.15 to 19.15	3,828	0.00 to 0.00	4.09	5.13 to 5.13
	2013		198	18.22 to 18.22	3,609	0.00 to 0.00	5.72	3.81 to 3.81
	2012		182	17.55 to 17.55	3,195	0.00 to 0.00	7.25	12.94 to 12.94
	2011		136	15.54 to 15.54	2,106	0.00 to 0.00	12.08	2.08 to 2.08

Total Bond Market Trust B Series NAV	2015		687	23.69 to 23.69	16,288	0.00 to 0.00	2.85	0.30 to 0.30
	2014		693	23.62 to 23.62	16,376	0.00 to 0.00	3.54	6.06 to 6.06
	2013		582	22.27 to 22.27	12,957	0.00 to 0.00	3.60	(2.44) to (2.44)
	2012		567	22.83 to 22.83	12,955	0.00 to 0.00	1.88	4.08 to 4.08
	2011		353	21.94 to 21.94	7,750	0.00 to 0.00	4.38	7.60 to 7.60

Total Return Trust Series I	2015	(f)	0	29.44 to 27.61	0	0.65 to 0.20	34.75	1.98 to 1.84
	2014		476	29.70 to 26.19	13,400	0.90 to 0.00	3.49	4.74 to 3.80
	2013		348	27.63 to 26.06	9,350	0.65 to 0.20	2.34	(2.23) to (2.67)
	2012		962	28.26 to 26.77	26,630	0.65 to 0.20	1.72	8.27 to 7.78
	2011		1,865	26.68 to 24.17	47,874	0.65 to 0.00	4.47	3.91 to 2.98

Total Return Trust Series NAV	2015	(f)	0	18.34 to 18.34	0	0.00 to 0.00	36.65	1.71 to 1.71
	2014		1,554	18.03 to 18.03	28,029	0.00 to 0.00	3.51	4.72 to 4.72
	2013		1,401	17.22 to 17.22	24,129	0.00 to 0.00	3.33	(1.98) to (1.98)
	2012		1,786	17.57 to 17.57	31,388	0.00 to 0.00	2.00	8.57 to 8.57
	2011		1,764	16.18 to 16.18	28,551	0.00 to 0.00	4.80	3.97 to 3.97

Total Stock Market Index Trust Series I	2015		274	22.99 to 21.33	6,177	0.70 to 0.20	1.75	(0.83) to (1.33)
	2014		134	23.84 to 21.02	2,980	0.90 to 0.00	1.35	11.48 to 10.46
	2013		88	20.84 to 19.53	1,758	0.70 to 0.20	1.17	33.12 to 32.46
	2012		130	15.65 to 14.74	1,982	0.70 to 0.20	1.54	15.26 to 14.69
	2011		145	13.88 to 12.57	1,911	0.65 to 0.00	1.16	0.28 to (0.62)

Total Stock Market Index Trust Series NAV	2015		22	79.30 to 79.30	1,706	0.00 to 0.00	1.43	(0.53) to (0.53)
	2014		19	79.72 to 79.72	1,553	0.00 to 0.00	1.30	11.46 to 11.46
	2013		12	71.52 to 71.52	861	0.00 to 0.00	1.70	33.45 to 33.45
	2012		9	53.59 to 53.59	458	0.00 to 0.00	1.34	15.56 to 15.56
	2011		13	46.38 to 46.38	621	0.00 to 0.00	0.59	0.33 to 0.33

U.S. Equity Trust Series I	2015		107	14.60 to 14.33	1,556	0.70 to 0.20	2.01	0.32 to (0.18)
	2014		93	14.63 to 14.28	1,343	0.90 to 0.00	1.30	11.03 to 10.04
	2013		105	13.13 to 13.02	1,378	0.70 to 0.20	1.46	27.98 to 27.33
	2012		105	10.26 to 10.23	1,072	0.70 to 0.20	1.97	2.63 to 2.28

U.S. Equity Trust Series NAV	2015		148	14.73 to 14.73	2,181	0.00 to 0.00	1.69	0.52 to 0.52
	2014		206	14.66 to 14.66	3,021	0.00 to 0.00	1.51	11.07 to 11.07
	2013		201	13.20 to 13.20	2,646	0.00 to 0.00	1.84	28.36 to 28.36
	2012		52	10.28 to 10.28	538	0.00 to 0.00	2.14	2.81 to 2.81

Ultra Short Term Bond Trust Series I	2015		1	9.83 to 9.70	9	0.65 to 0.45	1.31	(0.47) to (0.71)
	2014		1	10.05 to 9.72	9	0.90 to 0.00	1.61	(0.02) to (0.84)
	2013		2	9.92 to 9.84	18	0.65 to 0.45	0.02	(0.49) to (0.74)
	2012		3	9.91 to 9.91	33	0.65 to 0.65	1.16	(0.15) to (0.15)
	2011		3	9.91 to 9.91	27	0.65 to 0.00	2.05	0.12 to (0.69)

Ultra Short Term Bond Trust Series NAV	2015		124	10.07 to 10.07	1,252	0.00 to 0.00	2.02	0.01 to 0.01
	2014		73	10.07 to 10.07	736	0.00 to 0.00	3.39	0.03 to 0.03
	2013		22	10.07 to 10.07	217	0.00 to 0.00	0.67	(0.02) to (0.02)
	2012		34	10.07 to 10.07	340	0.00 to 0.00	1.10	0.66 to 0.66
	2011		12	10.00 to 10.00	116	0.00 to 0.00	1.32	0.09 to 0.09

Utilities Trust Series I	2015		40	30.89 to 28.91	1,200	0.65 to 0.20	2.74	(14.93) to (15.31)
	2014		64	37.33 to 33.00	2,201	0.90 to 0.00	3.07	12.59 to 11.58
	2013		60	32.32 to 30.52	1,869	0.65 to 0.20	2.06	20.32 to 19.78
	2012		64	26.86 to 25.48	1,644	0.65 to 0.20	3.65	13.43 to 12.92
	2011		80	24.19 to 21.98	1,830	0.65 to 0.00	3.56	6.65 to 5.70

Utilities Trust Series NAV	2015		61	25.46 to 25.46	1,544	0.00 to 0.00	3.30	(14.79) to (14.79)
	2014		150	29.88 to 29.88	4,484	0.00 to 0.00	3.46	12.72 to 12.72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Utilities Trust Series NAV	2013	63	$26.50 to $26.50	$1,660	0.00% to 0.00%	2.30%	20.65% to 20.65%
	2012	53	21.97 to 21.97	1,174	0.00 to 0.00	3.78	13.63 to 13.63
	2011	51	19.33 to 19.33	993	0.00 to 0.00	3.82	6.80 to 6.80

Value Trust Series I	2015	47	50.26 to 46.63	2,209	0.70 to 0.20	0.53	(9.07) to (9.53)
	2014	49	56.85 to 50.12	2,527	0.90 to 0.00	0.49	9.82 to 8.84
	2013	56	50.43 to 43.00	2,671	0.70 to 0.20	0.72	35.13 to 34.45
	2012	76	37.32 to 35.15	2,735	0.70 to 0.20	0.84	17.19 to 16.60
	2011	113	32.56 to 27.35	3,499	0.70 to 0.00	1.04	0.98 to 0.07

Value Trust Series NAV	2015	57	24.75 to 24.75	1,417	0.00 to 0.00	0.62	(8.86) to (8.86)
	2014	51	27.16 to 27.16	1,373	0.00 to 0.00	0.57	9.88 to 9.88
	2013	46	24.72 to 24.72	1,136	0.00 to 0.00	0.93	35.44 to 35.44
	2012	41	18.25 to 18.25	754	0.00 to 0.00	0.95	17.50 to 17.50
	2011	34	15.53 to 15.53	523	0.00 to 0.00	1.10	1.03 to 1.03

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

7.	Unit Values — (continued):

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

(c)

These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, which are not annualized, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Sub-account that invests in non-affiliated Trust.

(f)	Terminated as an investment option and funds transferred to Core Bond Trust on April 27, 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2015

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.70% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

PART C
OTHER INFORMATION
Item 26. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a) Resolution of Board of Directors establishing Separate Account N is incorporated by reference to post-effective amendment number 1, file number 333-152409, filed with the Commission in April 2010.
(b) Not applicable.
(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 8, file number 333-179570, filed with the Commission in April, 2016.
(d) Form of Specimen Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 6, file number 333-100567 filed with the Commission on April 30, 2007.
(2) Form of Specimen Flexible Term Insurance Option Term Life Rider, incorporated by reference to post-effective amendment number 6, file number 333-100567, filed with the Commission on April 30, 2007.
(e)(1) Specimen Application for Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 7, file number 33-52310, filed with the Commission on April 26, 1996.
(2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 9, file number 33-52310, filed with the Commission on April 26, 1996.
(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.

(g) The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.
(h)(1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.
(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.
(j) Not applicable.
(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.
(n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.
(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
Powers of Attorney
(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013.
Item 27. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
Name and Principal Business Address	Position with Depositor
Craig Bromley 601 Congress Street Boston, MA 02210	Director, Chairman and President

Name and Principal Business Address	Position with Depositor
Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
Michael Doughty 197 Clarendon Street Boston, MA 02116	Director
Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director
James D. Gallagher 601 Congress Street Boston, MA 02210	Director, Executive Vice President, General Counsel and Chief Administrative Officer
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President and Chief Investment Officer – US Investments
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
John G. Vrysen 601 Congress Street Boston, MA 02210	Director
Executive Vice Presidents
Andrew G. Arnott*
Michael Doughty**
Steven Finch*	and Chief Financial Officer
Peter Gordon*
Timothy W. Ramza*
Halina K. von dem Hagen***	and Treasurer
Senior Vice Presidents
John C.S. Anderson**
Kevin J. Cloherty*
Barry Evans††††
Brian Heapps**
Gregory Mack*
Janis K. McDonough*****
William McPadden**
James O’Brien†††
Sebastian Pariath*	and Head of Operations and Chief Information Officer
Alan R. Seghezzi**
Anthony Teta**
Brooks Tingle**
Leo Zerilli*
Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
Roy V. Anderson*
Abigail M. Armstrong**
Kevin Askew*****
William Ball**
William D. Bertrand**
Ann Birle*****
Stephen J. Blewitt**
Alan Block*
Robert Boyda**

Name and Principal Business Address	Position with Depositor
Grant Buchanan***
Rick A. Carlson*
Bob Carroll**
Brian Collins*
Paul M. Crowley**
John J. Danello*
Brent Dennis**
Robert Donahue*****
Melvyn D’Souza	Vice President, Treasury
Paul Gallagher*
Ann Gencarella**
Gerald C. Hanrahan, Jr.**
Richard Harris***	and Appointed Actuary
John Hatch*
Kevin Hill**
Eugene Xavier Hodge, Jr.*
James C. Hoodlet**
Mitchell Karman*	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko***	Vice President, Treasury
David Kroach***
Scott Lively*
Cheryl Mallett****
Nathaniel I. Margolis**
John B. Maynard*
Karen McCafferty*
Scott A. McFetridge**
Maureen Milet**	and Chief Compliance Officer – Investments
Scott Morin*
Jeffrey H. Nataupsky*
Scott Navin**
Betty Ng***
Nina Nicolosi*
Jacques Ouimet**
Jeffrey Packard**
Gary M. Pelletier**
E. David Pemstein
David Plumb*
Tracey Polsgrove*
Jill Rebman***
George Revoir*
Andrew Ross****
Lisa Anne Ryan†††
Thomas Samoluk*
Martin Sheerin*
Gordon Shone*
Susan Simi**
Rob Stanley*
Tony Todisco*****
Simonetta Vendittelli*	and Controller
Peter de Vries***
Linda A. Watters*
Brent Wilkinson†††
R. Blake Witherington
Henry Wong**
Assistant Vice Presidents

Name and Principal Business Address	Position with Depositor
Joanne Adkins
Stacey Agretelis
Patricia L. Allison
Michael Barnes
Jack Barry
Naomi S. Bazak
P. J. Beltramini
Jon Bourgault
Daniel C. Budde
Jennifer Toone Campanella
Suzanne Cartledge
Anjali Chitre
Eileen Cloherty	and Chief Accountant
Catherine Collins
Thomas D. Crohan
Diane Cronin
Jaime Hertel Dasque
Lorn C. Davis
Todd D. Emmel
Allan M. Fen
Paul A. Fishbin
Michael A. Foreman
Arthur Francis
Donna Frankel
Philip W. Freiberger
Scott B. Garfield
John M. Garrison
Keith Gendron
William A. Gottlieb
Teresa S. Hayes
Charles Whitney Hill
Tina Joseph
Recep C. Kendircioglu
Bruce Kinna
Patty Kisielis
Sally Kwan
Thomas Loftus
Timothy J. Malik
Robert Maulden
Kathleen E. McDonough
Reid W. McLay
John P. Monahan
Geoffrey Norris
John O’Connor
Charlie Philbrook	and Chief Risk Officer
David Pickett
Michael A. Pirrello
Malcolm Pittman
Jason M. Pratt
David P. Previte
Peta-Gaye Prinn
Malcolm Quinn
Hilary Quosai
Kathryn Riley
Josephine M. Rolka
Timothy A. Roseen
Louise Santosuosso

Name and Principal Business Address	Position with Depositor
William T. Shields
Debbie Stickland
Joan Marie Uzdavinis
John Wallace
Sean A. Williams
Jennifer Wilson
Shauna Yen
Sameh Youssef
Paolo Zadra
Aleksander Zivanovic
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
*****Principal Business Office is 380 Stuart Street, Boston, MA 02116
†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221
††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515
†††Principal Business is 200 Berkeley Street, Boston, MA 02116
††††Principal Business is 101 Huntington Avenue, Boston, MA 02116
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2015

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[4]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership[3] (Alberta)
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC[2] (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Guide Financial, Inc. (Delaware)
John Hancock Insurance Company of Vermont (Vermont)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by John Hancock Subsidiaries LLC
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by Manulife Property Limited Partnership

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
Michael Doughty**	Chairman, Director
Steven Finch*	Director
James C. Hoodlet**	Director
George Revoir*	Director, President and Chief Executive Officer
Alan Seghezzi**	Director
Christopher Walker***	Director, Vice President, Investments
Emanuel Alves*	Secretary
Brian Collins*	Vice President, US Taxation
John Bryson*	Assistant Vice President
Jeffrey H. Long*	Assistant Vice President, Chief Financial Officer and Financial Operations Principal
Michael Mahoney*	Assistant Vice President, Chief Compliance Officer
David Pickett*	Assistant Vice President, General Counsel
Halina K. von dem Hagen***	Executive Vice President and Treasurer
Melvyn D’Souza***	Vice President, Treasury
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
(c) John Hancock Distributors LLC
Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 31. Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.
Item 32. Management Services
All management services contracts are discussed in Part A or Part B.
Item 33. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940
John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 26th day of April, 2016.
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer

Signatures
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 26th day of April, 2016.
Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller
/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer
* Craig Bromley	Director
* Thomas Borshoff	Director
* Paul M. Connolly	Director
* Ruth Ann Fleming	Director
* Michael Doughty	Director
* James D. Gallagher	Director
* Scott S. Hartz	Director
* Rex E. Schlaybaugh, Jr.	Director
* John G. Vrysen	Director
/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney

This disclosure is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and offering interests in John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account” or “Separate Account”). Certain of the investment options described in this disclosure may not be available to you under your policy. You may contact the John Hancock USA Service Office for more information at 1-800-521-1234 or write to us at 197 Clarendon Street, Boston, MA 02117.
Certain of the investment options listed below are offered under variable life insurance policies bearing the title Corporate VUL.
500 Index B
Active Bond
All Cap Core
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Franklin Templeton Founding Allocation
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Core
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market B
Total Stock Market Index
Ultra Short Term Bond
U.S. Equity
Utilities
Value
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
1

Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Total annual portfolio operating expenses
The following table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through CVUL policies purchased on or after October 12, 2005, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the underlying portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.39%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.52%, respectively.
2

The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through a Corporate VUL policy purchased prior to October 12, 2005, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.44%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.33% and 1.52%, respectively.
Table of Investment Options and Investment Subadvisers
Please note that certain of the investment options described in this table may not be available to you under your policy.
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the
3

Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	Declaration Management & Research LLC; and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
All Cap Core	QS Investors, LLC	To seek to provide long-term growth of capital.
Alpha Opportunities	Wellington Management Company, LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
4

Portfolio	Subadviser	Investment Objective
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Franklin Templeton Founding Allocation	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Core	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide high total return.
International Equity Index B	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market B	Declaration Management & Research LLC	To seek to track the performance of the Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
U.S. Equity	Grantham, Mayo, Van Otterloo & Co. LLC	To seek to provide long-term capital appreciation.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*   The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and
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not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.) In addition, if your policy offers a Long-Term Care Rider, and you have elected it, the rider's benefits generally will be excludable from gross income under the Internal Revenue Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Internal Revenue Code. The riders are intended to meet these standards.
If you have elected a Long-Term Care Rider, we caution you that there is a significant risk that ownership by anyone other than the person insured by the policy will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner's income, and the death benefit may be part of the insured person's estate for purposes of the Federal estate tax. A policy with a Long-Term Care Rider should not be purchased by or transferred to a person other than the insured person unless you have carefully reviewed the tax implications with your tax adviser.
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
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Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership. If your policy offers a Long-Term Care Rider, and if you have elected it, deductions from policy value to pay the rider charges will reduce your investment in the contract, but will not be included in income even if you have recovered all of your investment in the contract.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
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We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit
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under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy.
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In addition to the disclosure contained herein, John Hancock USA has filed with the SEC a prospectus and a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements of John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Servicing Office. You should also contact the John Hancock USA Servicing Office to request any other information about your policy or to make any inquiries about its operation.
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.